Schedule of Investments Core Bond Fund^ (Unaudited)
July 31, 2026

Principal Amount		Value
U.S. Treasury Obligations 15.6%
	U.S. Treasury Bonds
$9,100,000	2.00%, due 11/15/2041 - 2/15/2050	$5,863,805
14,120,000	4.00%, due 11/15/2042 - 11/15/2052	11,810,243
14,650,000	4.63%, due 11/15/2044 - 11/15/2055	13,392,924
3,340,000	3.00%, due 2/15/2047	2,374,792
4,685,000	3.38%, due 11/15/2048	3,493,985
10,065,000	2.88%, due 5/15/2052	6,612,233
8,585,000	3.63%, due 5/15/2053	6,522,588
7,020,000	4.25%, due 2/15/2054	5,960,419
14,655,000	4.75%, due 8/15/2055 - 2/15/2056	13,533,049
10,300,000	5.00%, due 5/15/2056	9,907,312
	U.S. Treasury Notes
6,560,000	3.50%, due 11/30/2030 - 2/28/2031	6,322,572
5,560,000	3.63%, due 12/31/2030	5,385,816
4,680,000	3.88%, due 4/30/2031	4,571,409
16,770,000	4.13%, due 6/30/2031 - 2/15/2036	16,358,223
26,005,000	4.25%, due 5/31/2033 - 8/15/2035	25,504,253
25,300,000	4.38%, due 7/31/2033 - 5/15/2036	24,655,766
3,990,000	4.63%, due 2/15/2035	3,980,025
11,850,000	4.00%, due 11/15/2035	11,233,430
Total U.S. Treasury Obligations (Cost $182,445,000)		177,482,844
U.S. Government Agency Securities 0.8%
1,985,000	Federal National Mortgage Association Principal Strip, 0.00%, due 7/15/2037	1,147,754 (a)
	Tennessee Valley Authority
2,160,000	5.25%, due 2/1/2055	2,028,855
2,005,000	4.88%, due 5/15/2035	2,012,376
3,520,000	3.88%, due 8/1/2030	3,449,636
Total U.S. Government Agency Securities (Cost $9,068,316)		8,638,621

Mortgage-Backed Securities 41.3%
Collateralized Mortgage Obligations 5.5%
507,581	A&D Mortgage Trust, Series 2025-NQM3, Class A1, 5.37%, due 8/25/2070	505,504 (b)
	Angel Oak Mortgage Trust
5,103	Series 2019-6, Class A1, 2.62%, due 11/25/2059	5,084 (b)(c)
588,534	Series 2021-3, Class A1, 1.07%, due 5/25/2066	506,760 (b)(c)
90,100	Series 2022-5, Class A1, 5.50%, due 5/25/2067	89,916 (b)
656,086	Series 2025-10, Class A2, 5.16%, due 9/25/2070	649,762 (b)
154,217	BRAVO Residential Funding Trust, Series 2026-NQM6, Class A1, 5.52%, due 5/25/2066	154,086 (b)(c)
	Chase Home Lending Mortgage Trust
649,625	Series 2024-4, Class A6, 6.00%, due 3/25/2055	649,635 (b)(c)
1,321,792	Series 2024-11, Class A4, 6.00%, due 11/25/2055	1,323,226 (b)(c)
1,404,666	Series 2025-1, Class A4, 6.00%, due 11/25/2055	1,400,369 (b)(c)
1,981,236	Series 2025-10, Class A4A, 5.50%, due 7/25/2056	1,971,104 (b)(c)
	Connecticut Avenue Securities Trust
711,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 6.72%, due 3/25/2042	719,850 (b)(d)
1,540,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.12%, due 3/25/2042	1,564,612 (b)(d)
1,312,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 8.27%, due 6/25/2042	1,352,878 (b)(d)
1,600,000	Series 2022-R09, Class 2M2, (30 day USD SOFR Average + 4.75%), 8.37%, due 9/25/2042	1,664,000 (b)(d)
1,948,238	Series 2024-R04, Class 1M2, (30 day USD SOFR Average + 1.65%), 5.27%, due 5/25/2044	1,953,701 (b)(d)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$196,304	Series 2025-R04, Class 1M1, (30 day USD SOFR Average + 1.20%), 4.82%, due 5/25/2045	$196,423 (b)(d)
814,000	Series 2025-R06, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.17%, due 9/25/2045	818,531 (b)(d)
881,524	Series 2026-R02, Class 1M1, (30 day USD SOFR Average + 1.05%), 4.67%, due 2/25/2046	881,041 (b)(d)
1,682,528	EFMT, Series 2024-INV2, Class A1, 5.04%, due 10/25/2069	1,674,066 (b)
275,042	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	240,582 (b)(c)
Federal Home Loan Mortgage Corp. REMIC
991,848	Series 4018, Class HS, (6.34% - 30 day USD SOFR Average), 2.71%, due 3/15/2042	96,274 (d)(e)
597,813	Series 4159, Class KS, (6.04% - 30 day USD SOFR Average), 2.41%, due 1/15/2043	58,718 (d)(e)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
1,078,929	Series 2021-DNA7, Class M2, (30 day USD SOFR Average + 1.80%), 5.42%, due 11/25/2041	1,081,940 (b)(d)
550,000	Series 2022-DNA1, Class M2, (30 day USD SOFR Average + 2.50%), 6.12%, due 1/25/2042	553,437 (b)(d)
1,325,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 6.52%, due 4/25/2042	1,342,397 (b)(d)
1,050,000	Series 2022-DNA6, Class M2, (30 day USD SOFR Average + 5.75%), 9.37%, due 9/25/2042	1,106,533 (b)(d)
1,238,849	Series 2026-HQA1, Class M1, (30 day USD SOFR Average + 1.25%), 4.87%, due 5/25/2046	1,240,070 (b)(d)
Federal National Mortgage Association REMIC
1,027,802	Series 2013-6, Class SB, (5.99% - 30 day USD SOFR Average), 2.37%, due 2/25/2043	87,341 (d)(e)
621,278	Series 2016-32, Class LI, 3.50%, due 6/25/2046	97,549 (e)
GCAT Trust
157,777	Series 2019-NQM3, Class A1, 3.69%, due 11/25/2059	154,731 (b)(c)
871,800	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	726,486 (b)(c)
Government National Mortgage Association REMIC
1,265,998	Series 2020-112, Class KA, 1.00%, due 8/20/2050	951,212
2,890,177	Series 2021-26, Class AI, 2.00%, due 2/20/2051	363,447 (e)
1,096,404	Series 2021-103, Class HE, 2.00%, due 6/20/2051	886,034
2,533,003	JP Morgan Mortgage Trust, Series 2025-NQM5, Class A1, 4.88%, due 5/25/2066	2,502,794 (b)(c)
Morgan Stanley Residential Mortgage Loan Trust
519,977	Series 2025-NQM6, Class A1, 5.15%, due 7/25/2070	516,176 (b)(c)
1,584,859	Series 2025-NQM10, Class A1, 5.12%, due 11/25/2070	1,570,560 (b)(c)
884,000	Series 2026-NQM8, Class A1, 5.51%, due 6/25/2071	881,335 (b)(c)
New Residential Mortgage Loan Trust
83,777	Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	79,551 (b)(c)
1,748,080	Series 2025-NQM3, Class A3, 5.99%, due 5/25/2065	1,749,331 (b)
1,305,914	Series 2025-NQM7, Class A1, 5.01%, due 10/26/2065	1,297,797 (b)(c)
1,581,687	Series 2026-NQM6, Class A1, 5.29%, due 5/25/2066	1,570,029 (b)(c)
1,444,000	Series 2026-NQM8, Class A1, 5.56%, due 8/25/2066	1,440,372 (b)(c)
1,517,000	Series 2026-NQM8, Class A3, 5.77%, due 8/25/2066	1,510,510 (b)
OBX Trust
613,222	Series 2025-NQM7, Class A2, 5.76%, due 5/25/2055	613,859 (b)
108,287	Series 2024-NQM4, Class A1, 6.07%, due 1/25/2064	108,612 (b)
905,885	Series 2024-NQM14, Class A1, 4.94%, due 9/25/2064	901,983 (b)
380,732	Series 2026-NQM9, Class A1, 5.47%, due 4/25/2066	380,077 (b)(c)
984,235	PRKCM Trust, Series 2025-AFC1, Class A1, 5.10%, due 10/25/2060	977,091 (b)(c)
2,068,655	Provident Funding Mortgage Trust, Series 2025-4, Class A4, 5.50%, due 9/25/2055	2,059,940 (b)(c)
1,871,000	SG Residential Mortgage Trust, Series 2026-5, Class A1, 5.51%, due 8/25/2066	1,866,945 (b)(c)
Starwood Mortgage Residential Trust
523,361	Series 2021-3, Class A1, 1.13%, due 6/25/2056	447,962 (b)(c)
1,309,363	Series 2021-6, Class A1, 1.92%, due 11/25/2066	1,144,059 (b)(c)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$1,766,449	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	$1,660,131 (b)
Verus Securitization Trust
633,389	Series 2021-3, Class A1, 1.05%, due 6/25/2066	555,048 (b)(c)
1,046,580	Series 2021-6, Class A1, 1.63%, due 10/25/2066	896,787 (b)(c)
2,064,574	Series 2025-R2, Class A1, 5.09%, due 7/25/2067	2,042,321 (b)(c)
979,036	Series 2024-4, Class A1, 6.22%, due 6/25/2069	982,751 (b)
1,746,791	Series 2025-3, Class A1, 5.62%, due 5/25/2070	1,752,035 (b)
1,004,922	Series 2025-6, Class A1, 5.42%, due 7/25/2070	1,002,197 (b)
423,200	Series 2025-7, Class A1, 5.13%, due 8/25/2070	421,868 (b)
2,570,615	Series 2026-4, Class A1, 5.00%, due 4/25/2071	2,550,596 (b)(c)
1,517,000	Series 2026-6, Class A1, 5.51%, due 7/27/2071	1,514,969 (b)(c)
958,000	Series 2026-6, Class A3, 5.77%, due 7/27/2071	957,018 (b)
63,022,003
Commercial Mortgage-Backed 13.1%
1,706,000	1301 Trust, Series 2025-1301, Class C, 5.64%, due 8/11/2042	1,685,947 (b)(c)
456,000	ALA Trust, Series 2025-OANA, Class C, (1 mo. USD Term SOFR + 2.09%), 5.77%, due 6/15/2040	457,710 (b)(d)
BANK5
513,000	Series 2023-5YR2, Class C, 7.16%, due 7/15/2056	516,307 (c)
1,533,000	Series 2024-5YR12, Class C, 6.30%, due 12/15/2057	1,541,944 (c)
BBCMS Mortgage Trust
1,501,000	Series 2024-5C27, Class A3, 6.01%, due 7/15/2057	1,533,285
235,000	Series 2024-5C31, Class AS, 5.85%, due 12/15/2057	238,150 (c)
321,000	Series 2025-5C34, Class C, 6.81%, due 5/15/2058	327,211 (c)
2,671,000	BDS LLC, Series 2026-FL18, Class A, (1.30% - 1 mo. USD Term SOFR), 0.00%, due 2/19/2044	2,671,830 (b)(d)(f)
Benchmark Mortgage Trust
10,449,233	Series 2021-B26, Class XA, 0.82%, due 6/15/2054	294,873 (c)(e)
1,079,000	Series 2023-V2, Class C, 6.77%, due 5/15/2055	1,080,410 (c)
796,000	Series 2023-V3, Class C, 7.17%, due 7/15/2056	791,774 (c)
1,038,000	Series 2026-V20, Class C, 5.44%, due 2/15/2059	1,004,081
970,000	Series 2026-V21, Class C, 6.01%, due 3/15/2059	947,384
812,000	BLP Commercial Mortgage Trust, Series 2025-IND2, Class C, (1 mo. USD Term SOFR + 2.05%), 5.73%, due 12/15/2042	814,031 (b)(d)
452,096	BX Commercial Mortgage Trust, Series 2026-XL6, Class C, (1 mo. USD Term SOFR + 1.60%), 5.28%, due 3/15/2043	453,791 (b)(d)
BX Trust
1,788,136	Series 2025-ROIC, Class C, (1 mo. USD Term SOFR + 1.54%), 5.22%, due 3/15/2030	1,782,595 (b)(d)
2,251,000	Series 2026-OPTM, Class C, (1 mo. USD Term SOFR + 1.60%), 5.28%, due 3/15/2039	2,232,729 (b)(d)
1,697,000	Series 2026-RISE, Class C, (1 mo. USD Term SOFR + 1.65%), 5.33%, due 4/15/2041	1,700,714 (b)(d)
1,840,321	Series 2024-VLT4, Class C, (1 mo. USD Term SOFR + 2.14%), 5.82%, due 6/15/2041	1,839,746 (b)(d)
1,730,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	1,635,102 (b)
1,667,000	Series 2025-GW, Class C, (1 mo. USD Term SOFR + 2.10%), 5.78%, due 7/15/2042	1,673,251 (b)(d)
1,657,000	Series 2025-ARIA, Class C, 5.52%, due 12/13/2042	1,639,238 (b)(c)
1,703,000	Series 2025-VLT7, Class C, (1 mo. USD Term SOFR + 2.35%), 6.03%, due 7/15/2044	1,702,998 (b)(d)
2,440,000	Series 2025-VOLT, Class C, (1 mo. USD Term SOFR + 2.35%), 6.03%, due 12/15/2044	2,433,897 (b)(d)
2,701,000	CHI Commercial Mortgage Trust, Series 2025-110W, Class C, 5.84%, due 12/13/2040	2,647,910 (b)(c)
659,000	Citigroup Commercial Mortgage Trust, Series 2026-MFAM1, Class B, 6.09%, due 7/15/2059	668,229 (c)
1,469,000	COMM Mortgage Trust, Series 2024-CBM, Class C, 7.15%, due 12/10/2041	1,485,979 (b)(c)
1,069,000	ESTN Trust, Series 2026-TOWN, Class C, 5.75%, due 5/12/2046	1,062,205 (b)(c)
2,124,000	Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.10%, due 10/10/2041	2,118,970 (b)(c)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$2,300,000	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2026-MN14, Class M1, (30 day USD SOFR Average + 1.70%), 5.32%, due 6/25/2046	$2,303,473 (b)(d)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
19,125,980	Series KW03, Class X1, 0.76%, due 6/25/2027	85,244 (c)(e)
2,485,737	Series K512, Class A2, 5.00%, due 11/25/2028	2,502,406
63,186,000	Series K088, Class XAM, 0.42%, due 1/25/2029	661,918 (c)(e)
2,947,374	Series K088, Class A2, 3.69%, due 1/25/2029	2,884,240
22,149,826	Series K090, Class X1, 0.70%, due 2/25/2029	364,816 (c)(e)
10,000,000	Series K098, Class XAM, 1.39%, due 8/25/2029	374,303 (c)(e)
4,916,000	Series K540, Class A2, 4.51%, due 2/25/2030	4,887,495 (c)
3,342,000	Series K110, Class A2, 1.48%, due 4/25/2030	2,997,132
4,726,000	Series K547, Class A2, 4.42%, due 5/25/2030	4,685,231 (c)
1,550,000	Series K544, Class A2, 4.27%, due 7/25/2030	1,526,115 (c)
2,983,000	Series K117, Class A2, 1.41%, due 8/25/2030	2,633,351
2,351,000	Series K548, Class A2, 4.32%, due 9/25/2030	2,318,263 (c)
2,906,000	Series K554, Class A2, 4.22%, due 12/25/2030	2,850,349 (c)
1,680,000	Series K128, Class A2, 2.02%, due 3/25/2031	1,501,275
2,208,000	Series K-1512, Class A2, 2.99%, due 5/25/2031	2,055,642
3,342,000	Series K135, Class A2, 2.15%, due 10/25/2031	2,950,721 (c)
2,055,188	Series K760, Class A2, 4.55%, due 1/25/2032	2,034,481 (c)
3,732,000	Series K145, Class A2, 2.58%, due 5/25/2032	3,323,768
5,691,000	Series K762, Class A2, 4.36%, due 9/25/2032	5,560,384 (c)
5,660,000	Series K-159, Class A2, 4.50%, due 7/25/2033	5,536,738 (c)
2,870,000	Series K-171, Class A2, 4.40%, due 6/25/2035	2,757,015 (c)
5,498,000	Series K-172, Class A2, 4.58%, due 8/25/2035	5,348,471 (c)
5,732,000	Series K-173, Class A2, 4.60%, due 9/25/2035	5,580,896 (c)
6,055,000	Series K-175, Class A2, 4.42%, due 10/25/2035	5,812,854 (c)
3,000,000	Series K-174, Class A2, 4.53%, due 10/25/2035	2,905,057 (c)
3,041,000	Series K-176, Class A2, 4.39%, due 12/25/2035	2,910,987 (c)
5,415,000	Federal National Mortgage Association-ACES, Series 2025-M4, Class A2, 4.39%, due 8/25/2035	5,205,435
GS Mortgage Securities Trust
950,000	Series 2019-GC42, Class A4, 3.00%, due 9/10/2052	891,794
1,200,000	Series 2019-GSA1, Class A4, 3.05%, due 11/10/2052	1,130,463
Hudson Yards Mortgage Trust
1,274,000	Series 2025-SPRL, Class C, 5.95%, due 1/13/2040	1,290,666 (b)(c)
1,460,000	Series 2019-55HY, Class A, 2.94%, due 12/10/2041	1,358,483 (b)(c)
2,086,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 5.93%, due 3/15/2042	2,084,697 (b)(d)
IP Mortgage Trust
554,000	Series 2025-IP, Class A, 5.25%, due 6/10/2042	553,445 (b)(c)
826,000	Series 2025-IP, Class C, 5.83%, due 6/10/2042	827,368 (b)(c)
JP Morgan Chase Commercial Mortgage Securities Trust
580,000	Series 2022-OPO, Class A, 3.02%, due 1/5/2039	494,450 (b)
736,000	Series 2022-OPO, Class B, 3.38%, due 1/5/2039	607,200 (b)
2,485,000	LBA Trust, Series 2026-LBA6, Class C, (1 mo. USD Term SOFR + 1.60%), 5.25%, due 7/15/2043	2,485,000 (b)(d)
1,396,000	LEX Trust, Series 2026-450, Class C, (1 mo. USD Term SOFR + 1.85%), 5.53%, due 3/15/2043	1,400,799 (b)(d)
2,880,000	MAD Commercial Mortgage Trust, Series 2025-11MD, Class C, 5.63%, due 10/15/2042	2,867,263 (b)(c)
1,529,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.34%, due 9/10/2039	1,478,510 (b)(c)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Mortgage-Backed – cont'd
	NYC Commercial Mortgage Trust
$958,000	Series 2025-3BP, Class C, (1 mo. USD Term SOFR + 1.89%), 5.57%, due 2/15/2042	$959,197 (b)(d)
1,040,000	Series 2025-300P, Class C, 5.47%, due 7/13/2042	1,020,780 (b)(c)
1,633,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class D, 7.00%, due 7/15/2039	1,648,711 (b)(c)
488,000	PRM Trust, Series 2025-PRM6, Class D, 5.68%, due 7/5/2033	484,205 (b)(c)
2,416,000	ROCK Trust, Series 2024-CNTR, Class A, 5.39%, due 11/13/2041	2,428,111 (b)
1,781,000	SLG Office Trust, Series 2026-OMA, Class D, 5.79%, due 4/15/2041	1,768,547 (b)(c)
	WF-RBS Commercial Mortgage Trust
49,820	Series 2014-C22, Class XA, 0.24%, due 9/15/2057	1 (c)(e)
15,586	Series 2014-C22, Class AS, 4.07%, due 9/15/2057	15,275 (c)
		149,335,316
Federal Home Loan Mortgage Corp. 8.9%
	Pass-Through Certificates
590,440	2.00%, due 3/1/2051	470,653
8,926,060	2.50%, due 7/1/2050 - 10/1/2052	7,367,059
7,355,897	3.00%, due 2/1/2050 - 1/1/2053	6,306,312
4,292,398	3.50%, due 3/1/2046 - 9/1/2052	3,832,167
12,585,665	4.00%, due 8/1/2050 - 3/1/2054	11,516,176
11,228,777	4.50%, due 6/1/2039 - 11/1/2054	10,617,427
17,124,793	5.00%, due 3/1/2038 - 6/1/2056	16,603,192
27,876,373	5.50%, due 12/1/2050 - 4/1/2056	27,700,208
15,711,758	6.00%, due 12/1/2052 - 11/1/2055	15,951,747
933,471	6.50%, due 7/1/2053 - 2/1/2055	963,376
		101,328,317
Federal National Mortgage Association 12.2%
	Pass-Through Certificates
8,716,116	2.00%, due 9/1/2050 - 10/1/2052	6,869,272
19,956,393	2.50%, due 8/1/2050 - 1/1/2054	16,425,172
16,533,560	3.00%, due 1/1/2050 - 12/1/2052	14,175,102
15,315,744	3.50%, due 8/1/2043 - 11/1/2054	13,632,753
15,297,567	4.00%, due 6/1/2046 - 3/1/2055	13,992,109
17,800,749	4.50%, due 4/1/2034 - 3/1/2055	16,816,889
30,770,133	5.00%, due 6/1/2033 - 6/1/2056	29,856,528
20,726,842	5.50%, due 11/1/2052 - 10/1/2055	20,615,084
6,201,923	6.00%, due 5/1/2053 - 10/1/2054	6,300,292
570,054	6.50%, due 12/1/2053 - 1/1/2054	587,897
		139,271,098
Government National Mortgage Association 1.6%
	Pass-Through Certificates
6,231,148	4.50%, due 3/20/2052 - 12/20/2054	5,871,716
4,497,265	5.00%, due 9/20/2052 - 5/20/2055	4,374,427
8,019,770	5.50%, due 11/20/2052 - 1/20/2056	7,999,580
		18,245,723
Total Mortgage-Backed Securities (Cost $488,389,206)		471,202,457
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities 11.3%
Automobiles 1.3%
$1,599,885	Ally Bank Auto Credit-Linked Notes, Series 2026-A, Class C, 4.86%, due 3/15/2034	$1,595,699 (b)
Avis Budget Rental Car Funding AESOP LLC
640,000	Series 2025-1A, Class B, 5.24%, due 8/20/2029	640,585 (b)
1,205,000	Series 2025-4A, Class B, 4.77%, due 2/20/2032	1,168,099 (b)
749,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80%, due 8/15/2031	746,787
1,011,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09%, due 5/15/2031	1,016,085
2,421,000	GLS Auto Receivables Issuer Trust, Series 2026-2A, Class C, 4.90%, due 1/15/2032	2,410,678 (b)
GLS Auto Select Receivables Issuer Trust
544,000	Series 2026-3A, Class C, 5.18%, due 10/15/2032	542,337 (b)
559,000	Series 2026-3A, Class D, 5.55%, due 10/17/2033	556,789 (b)
2,795,000	SCCU Auto Receivables Trust, Series 2025-1A, Class A3, 4.57%, due 1/15/2031	2,793,952 (b)
774,922	U.S. Bank NA, Series 2026-RVM1, Class B1, 4.96%, due 12/25/2046	761,661 (b)
Westlake Automobile Receivables Trust
996,000	Series 2025-1A, Class C, 5.14%, due 10/15/2030	1,001,922 (b)
1,682,000	Series 2025-2A, Class C, 4.85%, due 1/15/2031	1,681,896 (b)
14,916,490
Home Equity 0.4%
6,119	Chase Funding Trust, Series 2004-1, Class 2A2, (1 mo. USD Term SOFR + 0.57%), 4.30%, due 12/25/2033	5,969 (d)
495,633	JP Morgan Mortgage Trust, Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 5.12%, due 8/25/2054	496,543 (b)(d)
RCKT Mortgage Trust
1,306,493	Series 2025-CES8, Class A1A, 5.15%, due 8/25/2055	1,299,264 (b)
2,304,038	Series 2025-CES10, Class A1A, 4.89%, due 11/25/2055	2,280,471 (b)
4,082,247
Other 9.5%
2,936,000	AASET Ltd., Series 2026-1A, Class A1, 5.65%, due 7/16/2051	2,935,987 (b)(g)
4,550,000	AIMCO CLO, Series 2017-AA, Class AR2, (3 mo. USD Term SOFR + 1.14%), 4.87%, due 1/20/2038	4,542,194 (b)(d)
1,000,000	Apidos CLO XXXIX Ltd., Series 2022-39A, Class A1R, (3 mo. USD Term SOFR + 1.23%), 4.96%, due 10/21/2038	1,000,795 (b)(d)
Blue Stream Issuer LLC
500,000	Series 2023-1A, Class A2, 5.40%, due 5/20/2053	500,834 (b)
1,098,000	Series 2024-1A, Class A2, 5.41%, due 11/20/2054	1,098,612 (b)
Business Jet Securities LLC
1,010,334	Series 2024-1A, Class A, 6.20%, due 5/15/2039	1,019,496 (b)
212,521	Series 2024-2A, Class A, 5.36%, due 9/15/2039	211,481 (b)
1,433,740	Series 2026-1A, Class A, 5.46%, due 6/15/2041	1,426,260 (b)
4,250,000	Canyon Capital CLO Ltd., Series 2022-2A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 4.93%, due 4/15/2038	4,244,274 (b)(d)
Castlelake Aircraft Structured Trust
1,148,925	Series 2025-1A, Class A, 5.78%, due 2/15/2050	1,151,496 (b)
758,683	Series 2026-2A, Class A, 5.33%, due 4/15/2051	748,653 (b)
554,000	Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, due 11/22/2049	552,806 (b)
2,065,000	Compass Datacenters Issuer III LLC, Series 2026-1A, Class A21, 4.90%, due 2/25/2056	2,012,422 (b)
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
2,102,000	Series 2025-1A, Class A2, 6.00%, due 5/20/2055	2,120,957 (b)
843,000	Series 2025-4A, Class A2, 5.52%, due 12/20/2055	842,367 (b)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
CyrusOne Data Centers Issuer I LLC
$2,594,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	$2,598,261 (b)
346,000	Series 2024-1A, Class A2, 4.76%, due 3/22/2049	337,844 (b)
1,430,000	Series 2024-3A, Class A2, 4.65%, due 5/20/2049	1,352,839 (b)
Foundation Finance Trust
959,301	Series 2024-2A, Class A, 4.60%, due 3/15/2050	948,020 (b)
827,927	Series 2025-2A, Class A, 4.67%, due 4/15/2052	817,756 (b)
1,000,000	Galaxy 36 CLO Ltd., Series 2025-36A, Class A1, (3 mo. USD Term SOFR + 1.23%), 4.98%, due 10/15/2038	1,000,770 (b)(d)
3,000,000	GreenSky Home Improvement Issuer Trust, Series 2026-REV1, Class A, 4.93%, due 5/15/2041	2,991,190 (b)
1,000,000	HalseyPoint CLO 5 Ltd., Series 2021-5A, Class A1A, (3 mo. USD Term SOFR + 1.47%), 5.31%, due 1/30/2035	1,000,383 (b)(d)
Hilton Grand Vacations Trust
687,334	Series 2022-2A, Class A, 4.30%, due 1/25/2037	681,911 (b)
254,499	Series 2024-1B, Class A, 5.75%, due 9/15/2039	257,864 (b)
1,625,623	Series 2026-1A, Class B, 5.01%, due 2/25/2043	1,615,180 (b)
464,372	Series 2025-2A, Class C, 5.12%, due 5/25/2044	461,811 (b)
2,400,000	Honey Hill Park CLO Ltd., Series 2026-1A, Class A1, (3 mo. USD Term SOFR + 1.15%), 4.87%, due 4/24/2039	2,398,800 (b)(d)
1,431,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	1,435,663 (b)
2,390,000	Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.60%, due 3/25/2056	2,367,219 (b)
2,398,662	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 9/20/2065	2,406,277 (b)
900,000	Magnetite XXIV Ltd., Series 2019-24A, Class AR, (3 mo. USD Term SOFR + 1.31%), 5.06%, due 4/15/2035	900,031 (b)(d)
MetroNet Infrastructure Issuer LLC
2,325,000	Series 2025-2A, Class A2, 5.40%, due 8/20/2055	2,321,423 (b)
779,000	Series 2025-4A, Class A2, 5.16%, due 12/20/2055	766,212 (b)
3,000,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2025-21A, Class A1, (3 mo. USD Term SOFR + 1.17%), 4.92%, due 4/15/2038	2,994,961 (b)(d)
3,033,000	MTP ABS Funding LLC, Series 2026-1A, Class A2, 5.20%, due 4/25/2056	2,999,722 (b)
MVW LLC
290,882	Series 2021-2A, Class A, 1.43%, due 5/20/2039	277,990 (b)
295,724	Series 2021-2A, Class B, 1.83%, due 5/20/2039	282,476 (b)
1,045,673	Series 2023-1A, Class A, 4.93%, due 10/20/2040	1,046,448 (b)
985,966	Series 2024-2A, Class A, 4.43%, due 3/20/2042	977,486 (b)
497,463	Series 2025-1A, Class B, 5.21%, due 9/22/2042	497,170 (b)
404,805	Series 2025-1A, Class C, 5.75%, due 9/22/2042	404,979 (b)
674,149	Series 2024-1A, Class A, 5.32%, due 2/20/2043	680,092 (b)
1,762,122	Series 2026-1A, Class B, 4.97%, due 3/20/2043	1,739,814 (b)
956,860	Series 2025-2A, Class C, 4.97%, due 10/20/2044	934,868 (b)
1,200,000	Ocean Trails CLO XV Ltd., Series 2024-15A, Class AR, (3 mo. USD Term SOFR + 1.26%), 5.01%, due 1/15/2039	1,201,454 (b)(d)
1,000,000	OCP CLO Ltd., Series 2020-8RA, Class AR2, (3 mo. USD Term SOFR + 1.22%), 4.97%, due 10/17/2038	1,000,116 (b)(d)
1,616,000	OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, due 9/15/2036	1,630,603 (b)
2,127,000	Oryx Funding LLC, Series 2026-1A, Class A2, 6.30%, due 6/5/2056	2,113,933 (b)
1,282,534	PK ALIFT Loan Funding 6 LP, Series 2025-1, Class A, 5.37%, due 11/15/2042	1,281,562 (b)
PK ALIFT Loan Funding 9 LP
1,751,000	Series 2026-2, Class A, 5.22%, due 2/15/2044	1,750,994 (b)(f)(g)
1,341,000	Series 2026-2, Class B, 5.38%, due 2/15/2044	1,340,981 (b)(f)(g)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
QTS Issuer ABS II LLC
$320,481	Series 2025-1A, Class A2, 5.04%, due 10/5/2055	$310,027 (b)
2,305,000	Series 2026-4A, Class A2, 5.70%, due 3/5/2056	2,270,034 (b)
505,000	Series 2026-5A, Class A2, 6.18%, due 3/6/2056	502,642 (b)
2,700,000	RR 43 Ltd., Series 2026-43A, Class A1A, (3 mo. USD Term SOFR + 1.20%), 4.85%, due 10/15/2039	2,699,509 (b)(d)
Sierra Timeshare Receivables Funding LLC
336,477	Series 2023-2A, Class A, 5.80%, due 4/20/2040	341,276 (b)
250,131	Series 2023-3A, Class A, 6.10%, due 9/20/2040	254,992 (b)
493,306	Series 2024-2A, Class B, 5.29%, due 6/20/2041	494,258 (b)
1,282,651	Series 2024-1A, Class A, 5.15%, due 1/20/2043	1,286,938 (b)
727,000	Series 2026-2A, Class C, 5.63%, due 5/20/2043	726,597 (b)
547,593	Series 2025-3A, Class B, 4.64%, due 8/22/2044	540,542 (b)
212,953	Series 2025-3A, Class C, 4.98%, due 8/22/2044	209,039 (b)
4,000,000	Sixth Street CLO XVII Ltd., Series 2021-17A, Class A1R, (3 mo. USD Term SOFR + 1.15%), 4.90%, due 4/17/2038	3,994,012 (b)(d)
1,388,000	SoFi Consumer Loan Program Trust, Series 2026-2, Class C, 5.02%, due 3/25/2036	1,373,250 (b)
2,254,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	2,256,324 (b)
2,249,000	Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, due 11/20/2055	2,212,725 (b)
1,653,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	1,661,490 (b)
1,000,000	Trestles CLO V Ltd., Series 2021-5AR, Class A1R2, (3 mo. USD Term SOFR + 1.24%), 4.90%, due 7/20/2039	1,000,000 (b)(d)
4,100,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 4.99%, due 4/25/2038	4,094,351 (b)(d)
2,427,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	2,445,859 (b)
3,316,000	Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, due 8/15/2055	3,232,527 (b)
650,505	Volofin Finance DAC, Series 2024-1A, Class A, 5.94%, due 6/15/2037	652,907 (b)
890,033	Willis Engine Structured Trust VIII, Series 2025-A, Class A, 5.58%, due 6/15/2050	885,106 (b)
1,173,000	Wireless PropCo Funding LLC, Series 2025-1A, Class A2, 4.07%, due 6/25/2055	1,108,704 (b)
108,776,846
Telecommunications 0.1%
634,000	Crown Castle Towers LLC, 4.24%, due 7/15/2048	626,612 (b)
Total Asset-Backed Securities (Cost $128,903,324)		128,402,195

Corporate Bonds 28.0%
Advertising 0.2%
1,995,000	WPP LLC, 6.50%, due 3/30/2036	1,939,375
Aerospace & Defense 0.6%
4,379,000	Boeing Co., 5.04%, due 5/1/2027	4,391,908
Honeywell Aerospace, Inc.
1,545,000	4.95%, due 3/16/2036	1,489,359 (b)
1,140,000	5.73%, due 3/16/2056	1,085,809 (b)
6,967,076
Agriculture 0.3%
2,845,000	Imperial Brands Finance PLC, 5.50%, due 2/1/2030	2,884,021 (b)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Airlines 0.1%
$1,388,566	United Airlines Pass-Through Trust, Class A, 5.88%, due 4/15/2029	$1,402,555
Auto Manufacturers 0.6%
3,210,000	General Motors Co., 6.80%, due 10/1/2027	3,277,514
3,260,000	Stellantis Finance U.S., Inc., 6.45%, due 3/18/2035	3,173,973 (b)
6,451,487
Banks 6.0%
1,595,000	Bank of America Corp., (Secured Overnight Financing Rate + 0.83%), 4.50%, due 1/24/2029	1,599,637 (d)
Barclays PLC
390,000	4.22%, due 5/24/2030	381,307 (h)
1,065,000	4.91%, due 6/26/2030	1,059,332 (h)
2,285,000	4.52%, due 2/24/2032	2,208,313 (h)
1,725,000	5.10%, due 6/26/2032	1,703,048 (h)
1,415,000	5.59%, due 6/26/2037	1,380,714 (h)
BPCE SA
1,175,000	5.18%, due 6/2/2032	1,161,364 (b)(h)
455,000	5.77%, due 6/2/2037	446,361 (b)(h)
1,595,000	Citigroup, Inc., (Secured Overnight Financing Rate + 1.14%), 4.77%, due 5/7/2028	1,601,515 (d)
Fifth Third Bancorp
2,755,000	4.57%, due 4/29/2032	2,677,116 (h)
1,730,000	5.14%, due 1/29/2037	1,662,170 (h)
Goldman Sachs Group, Inc.
1,595,000	(Secured Overnight Financing Rate + 0.71%), 4.37%, due 1/21/2029	1,595,753 (d)
1,760,000	5.24%, due 7/21/2032	1,756,539 (h)
1,470,000	5.54%, due 1/21/2047	1,353,719 (h)
1,345,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	1,349,412 (h)(i)
Intesa Sanpaolo SpA
2,420,000	5.00%, due 6/29/2030	2,409,192 (b)(h)
1,650,000	5.20%, due 6/29/2032	1,631,509 (b)(h)
3,365,000	6.01%, due 6/29/2037	3,302,224 (b)(h)
JPMorgan Chase & Co.
1,590,000	(Secured Overnight Financing Rate + 0.82%), 4.49%, due 4/23/2030	1,591,281 (d)
1,185,000	4.26%, due 10/22/2031	1,147,759 (h)
3,580,000	4.62%, due 4/23/2032	3,502,219 (h)
3,210,000	5.50%, due 1/24/2036	3,214,583 (h)
4,260,000	Landwirtschaftliche Rentenbank, 4.13%, due 6/3/2031	4,200,696
Morgan Stanley
2,295,000	3.63%, due 1/20/2027	2,289,280
1,595,000	(Secured Overnight Financing Rate + 1.02%), 4.68%, due 4/13/2028	1,599,752 (d)
1,745,000	5.17%, due 7/14/2032	1,738,413 (h)
4,250,000	5.30%, due 4/10/2037	4,124,498 (h)
2,284,000	NatWest Group PLC, 5.12%, due 5/23/2031	2,281,436 (h)
PNC Financial Services Group, Inc.
2,165,000	5.58%, due 1/29/2036	2,174,569 (h)
3,665,000	5.42%, due 1/25/2041	3,512,885 (h)
1,600,000	U.S. Bank NA, (Secured Overnight Financing Rate + 0.66%), 4.30%, due 5/20/2029	1,602,869 (d)
1,265,000	UBS AG, 5.65%, due 9/11/2028	1,292,139
Wells Fargo & Co.
1,595,000	(Secured Overnight Financing Rate + 0.72%), 4.36%, due 5/20/2029	1,595,829 (d)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Banks – cont'd
$2,895,000	5.50%, due 1/23/2035	$2,900,849 (h)
		68,048,282
Beverages 0.4%
985,000	Anheuser-Busch InBev Worldwide, Inc., 4.95%, due 1/15/2042	897,955
	Maple Parent Holdings Corp.
475,000	4.75%, due 3/26/2029	473,105 (b)
1,425,000	5.05%, due 3/26/2031	1,413,078 (b)
1,688,000	PepsiCo, Inc., 4.65%, due 7/23/2032	1,677,029
		4,461,167
Chemicals 0.8%
2,110,000	Dow Chemical Co., 5.95%, due 3/15/2055	1,904,162
	LYB International Finance III LLC
900,000	4.20%, due 10/15/2049	631,764
2,675,000	3.63%, due 4/1/2051	1,709,834
1,585,000	Mosaic Co., 4.60%, due 11/15/2030	1,556,261
	Westlake Corp.
885,000	5.55%, due 11/15/2035	858,929
2,190,000	6.38%, due 11/15/2055	2,068,975
		8,729,925
Cosmetics - Personal Care 0.3%
	Kenvue, Inc.
1,705,000	5.05%, due 3/22/2053	1,477,523
1,690,000	5.20%, due 3/22/2063	1,452,383
		2,929,906
Diversified Financial Services 0.5%
	Stellantis Financial Services U.S. Corp.
2,730,000	4.95%, due 9/15/2028	2,710,333 (b)
3,615,000	5.40%, due 9/15/2030	3,517,344 (b)
		6,227,677
Electric 2.3%
2,490,000	Consolidated Edison Co. of New York, Inc., 5.88%, due 6/15/2056	2,368,888
1,385,000	Dominion Energy, Inc., 5.00%, due 6/15/2030	1,387,046
1,600,000	Duke Energy Carolinas LLC, 5.75%, due 6/15/2056	1,516,045
3,010,000	Duke Energy Corp., 5.70%, due 9/15/2055	2,736,622
265,000	Duke Energy Indiana LLC, 4.95%, due 3/15/2036	254,943
430,000	Entergy Mississippi LLC, 5.05%, due 4/15/2036	413,358
930,000	Exelon Corp., 4.05%, due 4/15/2030	900,508
	ITC Holdings Corp.
1,145,000	4.88%, due 4/15/2031	1,131,226 (b)
955,000	5.50%, due 4/15/2036	942,908 (b)
800,000	Jersey Central Power & Light Co., 5.10%, due 1/15/2035	781,889
1,115,000	Massachusetts Electric Co., 6.24%, due 7/20/2056	1,085,280 (b)
1,980,000	National Grid PLC, 5.42%, due 1/11/2034	1,977,446
1,605,000	NextEra Energy Capital Holdings, Inc., 4.90%, due 2/28/2028	1,612,195
	NRG Energy, Inc.
1,050,000	4.73%, due 10/15/2030	1,024,992 (b)
705,000	5.41%, due 10/15/2035	674,828 (b)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Electric – cont'd
	Pacific Gas & Electric Co.
$1,596,429	4.95%, due 7/1/2050	$1,287,949
1,415,000	6.10%, due 10/15/2055	1,319,204
	Pinnacle West Capital Corp.
1,697,000	4.90%, due 5/15/2028	1,702,093
1,030,000	5.15%, due 5/15/2030	1,034,154
880,000	Public Service Enterprise Group, Inc., 4.90%, due 3/15/2030	877,399
770,000	Southern California Edison Co., 2.50%, due 6/1/2031	681,159
		25,710,132
Electronics 0.4%
	Amphenol Corp.
3,200,000	4.40%, due 2/15/2033	3,069,336
1,335,000	5.30%, due 11/15/2055	1,204,440
		4,273,776
Food 0.1%
925,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.95%, due 4/20/2035	934,544
Gas 0.2%
2,030,000	Southern Co. Gas Capital Corp., 1.75%, due 1/15/2031	1,776,807
Hand - Machine Tools 0.1%
1,635,000	Kennametal, Inc., 5.80%, due 5/28/2036	1,617,003
Healthcare - Products 0.4%
	Abbott Laboratories
1,595,000	(Secured Overnight Financing Rate Index + 0.50%), 4.15%, due 3/9/2029	1,596,669 (d)
2,135,000	4.65%, due 3/15/2036	2,028,146
1,010,000	5.50%, due 3/15/2056	941,273
525,000	GE HealthCare Technologies, Inc., 4.80%, due 8/14/2029	525,352
		5,091,440
Healthcare - Services 0.3%
2,400,000	Cigna Group, 5.25%, due 1/15/2036	2,353,397
1,065,000	HCA, Inc., 5.45%, due 4/1/2031	1,078,418
		3,431,815
Internet 3.5%
	Alphabet, Inc.
2,540,000	4.10%, due 11/15/2030	2,468,948
2,300,000	5.45%, due 11/15/2055	2,044,148
800,000	5.30%, due 5/15/2065	677,681
2,175,000	5.70%, due 11/15/2075	1,926,973
	Amazon.com, Inc.
1,595,000	(Secured Overnight Financing Rate Index + 0.58%), 4.24%, due 7/9/2029	1,601,252 (d)
2,295,000	4.25%, due 3/13/2031	2,226,205
1,680,000	4.80%, due 7/9/2031	1,664,063
1,310,000	4.55%, due 3/13/2033	1,265,626
1,890,000	4.88%, due 3/13/2036	1,808,835
3,620,000	6.10%, due 7/9/2056	3,476,729
1,440,000	5.95%, due 3/13/2066	1,324,195
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Internet – cont'd
$790,000	6.25%, due 7/9/2066	$757,247
5,170,000	Beignet Investor LLC, 6.58%, due 5/30/2049	5,012,126 (b)
	Meta Platforms, Inc.
1,710,000	4.60%, due 11/15/2032	1,646,050
1,505,000	5.25%, due 5/15/2036	1,442,946
4,090,000	5.50%, due 11/15/2045	3,537,964
3,705,000	5.63%, due 11/15/2055	3,098,733
1,965,000	6.30%, due 5/15/2056	1,803,320
2,260,000	5.75%, due 11/15/2065	1,863,589
		39,646,630
Machinery - Construction & Mining 0.4%
1,595,000	Caterpillar Financial Services Corp., (Secured Overnight Financing Rate + 0.52%), 4.17%, due 3/3/2028	1,598,015 (d)
	GE Vernova, Inc.
1,070,000	4.25%, due 2/4/2031	1,043,309
1,339,000	5.50%, due 2/4/2056	1,234,791
515,000	Vertiv Holdings Co., 5.80%, due 3/15/2056	473,758
		4,349,873
Machinery - Diversified 0.2%
1,195,000	Flowserve Corp., 5.70%, due 5/15/2036	1,168,191
1,595,000	John Deere Capital Corp., (Secured Overnight Financing Rate + 0.50%), 4.15%, due 3/6/2028	1,597,348 (d)
		2,765,539
Media 0.9%
	Charter Communications Operating LLC/Charter Communications Operating Capital
1,705,000	5.85%, due 12/1/2035	1,592,090
1,890,000	3.50%, due 6/1/2041	1,278,769
575,000	4.80%, due 3/1/2050	402,193
1,074,000	6.70%, due 12/1/2055	947,887
1,580,000	Comcast Corp., 2.94%, due 11/1/2056	798,113
	Space Exploration Technologies Corp.
1,170,000	5.35%, due 7/15/2031	1,138,795 (b)
4,275,000	5.65%, due 7/15/2033	4,095,565 (b)
270,000	5.88%, due 7/15/2036	252,202 (b)
		10,505,614
Miscellaneous Manufacturer 0.1%
	Eaton Corp.
715,000	4.80%, due 3/6/2036	685,292
765,000	5.45%, due 3/6/2056	710,184
		1,395,476
Multi-National 1.4%
1,880,000	Corp. Andina de Fomento, 4.63%, due 1/15/2036	1,812,997
4,350,000	European Bank for Reconstruction & Development, 4.25%, due 5/29/2031	4,311,651
1,165,000	Inter-American Development Bank, 4.25%, due 8/11/2031	1,154,271
5,485,000	Inter-American Investment Corp., 4.38%, due 5/28/2031	5,455,982
3,445,000	International Finance Corp., 4.25%, due 7/14/2031	3,415,622
		16,150,523
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Office - Business Equipment 0.1%
$798,000	CDW LLC/CDW Finance Corp., 2.67%, due 12/1/2026	$793,103
Oil & Gas 0.1%
1,595,000	Chevron USA, Inc., (Secured Overnight Financing Rate + 0.57%), 4.20%, due 8/13/2028	1,603,458 (d)
Oil & Gas Services 0.3%
	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
1,800,000	5.00%, due 6/15/2036	1,727,787
1,840,000	5.85%, due 6/15/2056	1,737,141
		3,464,928
Pharmaceuticals 1.3%
	AbbVie, Inc.
1,595,000	(Secured Overnight Financing Rate Index + 0.48%), 4.13%, due 3/3/2028	1,596,859 (d)
1,770,000	5.55%, due 3/15/2056	1,651,439
	CVS Health Corp.
2,190,000	3.00%, due 8/15/2026	2,188,700
520,000	5.13%, due 7/20/2045	451,921
1,625,000	Eli Lilly & Co., (Secured Overnight Financing Rate Index + 0.35%), 3.99%, due 5/20/2028	1,628,006 (d)
	Merck & Co., Inc.
1,625,000	(Secured Overnight Financing Rate + 0.37%), 4.01%, due 5/22/2028	1,625,149 (d)
1,765,000	4.45%, due 12/4/2032	1,717,326
1,340,000	5.50%, due 3/15/2046	1,265,308
1,670,000	Novartis Capital Corp., (Secured Overnight Financing Rate + 0.52%), 4.15%, due 11/5/2028	1,675,010 (d)
1,605,000	Pfizer, Inc., (Secured Overnight Financing Rate + 0.50%), 4.13%, due 11/15/2027	1,609,191 (d)
		15,408,909
Pipelines 0.7%
	Enbridge, Inc.
305,000	5.30%, due 4/5/2029	309,016
1,845,000	5.63%, due 4/5/2034	1,866,901
	Energy Transfer LP
830,000	6.13%, due 12/15/2045	796,703
605,000	5.00%, due 5/15/2050	490,732
1,575,000	ONEOK, Inc., 6.25%, due 10/15/2055	1,511,940
	Transcontinental Gas Pipe Line Co. LLC
605,000	5.10%, due 3/15/2036	585,796
980,000	5.75%, due 3/15/2056	916,146
1,080,000	Western Midstream Operating LP, 4.80%, due 3/1/2031	1,059,499
		7,536,733
Real Estate Investment Trusts 0.3%
3,480,000	Prologis Targeted U.S. Logistics Fund LP, 4.75%, due 1/15/2036	3,259,368 (b)
Retail 0.1%
1,605,000	Walmart, Inc., (Secured Overnight Financing Rate Index + 0.40%), 4.07%, due 4/30/2029	1,605,904 (d)
Semiconductors 3.0%
	Foundry JV Holdco LLC
3,570,000	5.50%, due 1/25/2031	3,601,073 (b)
1,890,000	6.25%, due 1/25/2035	1,942,601 (b)
4,855,000	6.10%, due 1/25/2036	4,962,962 (b)
2,405,000	6.20%, due 1/25/2037	2,459,599 (b)
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Semiconductors – cont'd
	Intel Corp.
$980,000	4.65%, due 6/1/2031	$958,228
710,000	5.30%, due 5/15/2036	685,481
2,525,000	4.80%, due 10/1/2041	2,168,049
1,010,000	3.73%, due 12/8/2047	685,567
1,455,000	3.25%, due 11/15/2049	890,001
710,000	4.75%, due 3/25/2050	552,339
595,000	4.90%, due 8/5/2052	468,429
4,700,000	5.60%, due 2/21/2054	4,109,752
1,040,000	6.13%, due 5/15/2056	975,793
1,429,000	Marvell Technology, Inc., 5.30%, due 4/15/2036	1,377,333
	NVIDIA Corp.
2,685,000	4.50%, due 6/15/2031	2,627,769
1,355,000	4.75%, due 6/15/2033	1,313,730
1,195,000	4.95%, due 6/15/2036	1,143,398
810,000	5.55%, due 6/15/2046	747,594
2,690,000	5.63%, due 6/15/2056	2,434,154
		34,103,852
Software 1.4%
	Oracle Corp.
310,000	5.35%, due 5/4/2033	291,315
1,700,000	5.20%, due 9/26/2035	1,525,273
1,935,000	5.38%, due 9/27/2054	1,410,875
9,430,000	5.95%, due 9/26/2055	7,492,505
5,835,000	6.70%, due 2/4/2056	5,145,072
710,000	6.85%, due 2/4/2066	624,719
		16,489,759
Telecommunications 0.5%
	AT&T, Inc.
3,555,000	5.25%, due 10/30/2036	3,389,651
1,660,000	3.65%, due 6/1/2051	1,051,640
830,000	6.20%, due 10/30/2056	768,245
1,055,000	6.30%, due 10/30/2066	971,480
		6,181,016
Water 0.1%
955,000	Essential Utilities, Inc., 5.13%, due 3/15/2036	920,264
Total Corporate Bonds (Cost $331,247,217)		319,057,937
Foreign Government Securities 2.6%
3,145,000	Export-Import Bank of Korea, 3.75%, due 9/22/2030	3,043,083
2,200,000	Japan International Cooperation Agency, 4.38%, due 5/28/2031	2,176,820
	Mexico Government International Bonds
830,000	6.00%, due 5/13/2030	848,758
1,545,000	5.85%, due 7/2/2032	1,544,305
2,011,000	6.00%, due 5/7/2036	1,953,083
1,575,000	6.63%, due 1/29/2038	1,564,762
790,000	7.38%, due 5/13/2055	799,875
	Province of British Columbia
2,510,000	3.90%, due 8/27/2030	2,455,324
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Foreign Government Securities – cont'd
$2,160,000	4.05%, due 4/23/2031	$2,113,682
2,070,000	4.80%, due 6/11/2035	2,051,938
1,195,000	Province of Manitoba, 4.90%, due 5/31/2034	1,197,226
1,155,000	Province of Ontario, 4.85%, due 5/29/2036	1,144,485
	Province of Quebec
2,635,000	4.63%, due 8/28/2035	2,575,259
2,330,000	4.63%, due 6/3/2036	2,265,058
4,145,000	Province of Saskatchewan, 4.65%, due 1/28/2030	4,165,818
Total Foreign Government Securities (Cost $30,226,398)		29,899,476
Number of Shares
Short-Term Investments 0.1%
Investment Companies 0.1%
1,443,832	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.68%(j) (Cost $1,443,832)	1,443,832
Total Investments 99.7% (Cost $1,171,723,293)		1,136,127,362
Other Assets Less Liabilities 0.3%		3,658,241 (k)
Net Assets 100.0%		$1,139,785,603

(a)	Principal only security. This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale.
At July 31, 2026, these securities amounted to $300,495,527, which represents 26.4% of net assets of the Fund.

(c)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
July 31, 2026.

(d)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2026 and changes periodically.
(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(f)	When-issued security. Total value of all such securities at July 31, 2026 amounted to $5,763,805, which represents 0.5% of net assets of the Fund.
(g)
Security fair valued as of July 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at July 31, 2026 amounted to $6,027,962, which represents
0.5% of net assets of the Fund.

(h)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(i)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
(j)	Represents 7-day effective yield as of July 31, 2026.
(k)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$1,018,569,111	89.4%
Cayman Islands	29,561,909	2.6%
Canada	20,144,707	1.8%
Supranational	16,150,523	1.4%
United Kingdom	15,225,029	1.3%
Italy	7,342,925	0.6%
Mexico	6,710,783	0.6%
Jersey	5,445,728	0.5%
Germany	4,200,696	0.4%
Korea	3,043,083	0.3%
Ireland	2,314,397	0.2%
Japan	2,176,820	0.2%
France	1,607,725	0.1%
Switzerland	1,292,139	0.1%
Belgium	897,955	0.1%
Short-Term Investments and Other Assets—Net	5,102,073	0.4%
	$1,139,785,603	100.0%
See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2026	331	U.S. Treasury Long Bond	$35,851,437	$(673,194)
9/2026	394	U.S. Treasury Note, 10 Year	42,552,000	(459,489)
9/2026	1,865	U.S. Treasury Note, 2 Year	383,461,486	(1,297,636)
9/2026	493	U.S. Treasury Note, 5 Year	52,246,446	(392,108)
Total Long Positions			$514,111,369	$(2,822,427)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2026	841	U.S. Treasury Note, Ultra 10 Year	$(92,260,328)	$1,088,511
9/2026	290	U.S. Treasury Ultra Bond	(31,809,375)	833,731
Total Short Positions			$(124,069,703)	$1,922,242
Total Futures				$(900,185)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$177,482,844	$—	$177,482,844
U.S. Government Agency Securities	—	8,638,621	—	8,638,621
Mortgage-Backed Securities#	—	471,202,457	—	471,202,457
Asset-Backed Securities#	—	128,402,195	—	128,402,195
Corporate Bonds#	—	319,057,937	—	319,057,937
Foreign Government Securities	—	29,899,476	—	29,899,476
Short-Term Investments	—	1,443,832	—	1,443,832
Total Investments	$—	$1,136,127,362	$—	$1,136,127,362

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$1,922,242	$—	$—	$1,922,242
Liabilities	(2,822,427)	—	—	(2,822,427)
Total	$(900,185)	$—	$—	$(900,185)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

See Notes to Schedule of Investments

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)
^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)
July 31, 2026

Principal Amount		Value
Asset-Backed Securities 3.1%
Other 3.1%
$1,000,000	Ballyrock CLO 28 Ltd., Series 2024-28A, Class D, (3 mo. USD Term SOFR + 5.00%), 8.73%, due 1/20/2038	$989,394 (a)(b)
700,000	Benefit Street Partners CLO XXXIII Ltd., Series 2023-33A, Class D2R, (3 mo. USD Term SOFR + 3.40%), 7.21%, due 1/25/2039	697,302 (a)(b)
1,500,000	CIFC Funding Ltd., Series 2018-2A, Class D1R, (3 mo. USD Term SOFR + 3.05%), 6.78%, due 10/20/2037	1,504,165 (a)(b)
1,000,000	Galaxy 31 CLO Ltd., Series 2023-31A, Class ER, (3 mo. USD Term SOFR + 5.50%), 9.25%, due 7/15/2038	973,839 (a)(b)
1,000,000	GoldenTree Loan Management U.S. CLO 19 Ltd., Series 2024-19A, Class DJ, (3 mo. USD Term SOFR + 3.35%), 7.08%, due 7/20/2039	1,000,756 (a)(b)
1,000,000	Honey Hill Park CLO Ltd., Series 2026-1A, Class D2, (3 mo. USD Term SOFR + 3.65%), 7.37%, due 4/24/2039	997,928 (a)(b)
OCP CLO Ltd.
1,000,000	Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.38%, due 1/20/2038	998,534 (a)(b)
750,000	Series 2026-49A, Class D2, (3 mo. USD Term SOFR + 3.35%), 7.03%, due 4/16/2039	729,363 (a)(b)
1,275,000	Palmer Square CLO Ltd., Series 2024-4A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.75%, due 1/15/2038	1,247,578 (a)(b)
1,000,000	RR 25 Ltd., Series 2023-25A, Class C2R2, (3 mo. USD Term SOFR + 3.75%), 7.50%, due 4/15/2041	990,223 (a)(b)
1,000,000	RR 44 Ltd., Series 2026-44A, Class C2, (3 mo. USD Term SOFR + 3.40%), 7.15%, due 4/15/2041	997,747 (a)(b)
1,000,000	Trestles CLO IX Ltd., Series 2025-9A, Class D2, (3 mo. USD Term SOFR + 3.65%), 7.40%, due 1/15/2039	995,436 (a)(b)
1,250,000	Voya CLO Ltd., Series 2024-2AR, Class ER, (3 mo. USD Term SOFR + 5.50%), 9.24%, due 7/20/2039	1,249,982 (a)(b)
1,300,000	Wellington Management CLO 4 Ltd., Series 2025-4A, Class D1, (3 mo. USD Term SOFR + 2.55%), 6.28%, due 4/18/2038	1,303,408 (a)(b)
Total Asset-Backed Securities (Cost $14,743,125)		14,675,655

Corporate Bonds 1.4%
Advertising 0.1%
500,000	Neptune Bidco U.S., Inc., 9.50%, due 2/15/2033	509,337 (a)
Chemicals 0.1%
400,000	SCIH Salt Holdings, Inc., 4.88%, due 5/1/2028	399,980 (a)
Commercial Services 0.3%
Prime Security Services Borrower LLC/Prime Finance, Inc.
1,170,000	3.38%, due 8/31/2027	1,149,111 (a)
510,000	3.38%, due 8/31/2027	500,895 (c)
1,650,006
Environmental Control 0.1%
720,000	Madison IAQ LLC, 4.13%, due 6/30/2028	704,840 (a)
Forest Products & Paper 0.1%
545,000	Ahlstrom Holding 3 Oy, 4.88%, due 2/4/2028	543,497 (a)
Packaging & Containers 0.1%
260,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 5/15/2030	234,846 (a)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines 0.1%
$530,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	$543,294 (c)
Software 0.2%
465,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	452,391 (a)
505,175	Rackspace Finance LLC, 3.50%, due 5/15/2028	444,554 (a)
		896,945
Telecommunications 0.3%
325,000	Altice Financing SA, 5.00%, due 1/15/2028	205,730 (a)
998,476	Altice France SA, 6.88%, due 10/15/2030	974,877 (a)
		1,180,607
Total Corporate Bonds (Cost $6,750,283)		6,663,352

Loan Assignments(b) 90.8%
Aerospace & Defense 3.1%
1,804,628	Air Comm Corporation LLC, Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.20%, due 12/11/2031	1,803,509
920,284	Cobham Ultra SeniorCo SARL, Term Loan B, (6 mo. USD Term SOFR + 3.75%), 7.79%, due 8/3/2029	923,348
	Dynasty Acquisition Co., Inc.
1,277,304	First Lien Term Loan B1, (1 mo. USD Term SOFR + 2.00%), 5.73%, due 10/31/2031	1,280,191
485,846	First Lien Term Loan B2, (1 mo. USD Term SOFR + 2.00%), 5.73%, due 10/31/2031	486,944
1,237,209	Fastener Distribution Holdings LLC, Term Loan B, (1 mo. USD Term SOFR), due 7/23/2033	1,235,663 (d)(e)
1,257,834	Kaman Corp., Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.67%, due 2/26/2032	1,256,714
	Peraton Corp.
2,527,747	Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.67%, due 2/1/2028	2,296,635
234,174	Second Lien Term Loan B1, (3 mo. USD Term SOFR + 7.75%), 11.52%, due 2/1/2029	159,531
1,810,463	Propulsion (BC) Finco SARL, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.23%, due 12/1/2032	1,817,052
	TransDigm, Inc.
743,452	Term Loan J, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 2/28/2031	744,351
1,019,954	Term Loan L, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 1/19/2032	1,021,158
1,568,038	VistaJet Malta Finance PLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.48%, due 4/1/2031	1,569,026
		14,594,122
Air Freight & Logistics 0.1%
540,100	Echo Global Logistics, Inc., Term Loan, (1 mo. USD Term SOFR + 3.75%), 7.58%, due 11/23/2028	528,034
Automobile Components 0.6%
1,701,450	Clarios Global LP, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 1/28/2032	1,703,577
651,878	Dealer Tire Financial LLC, Term Loan B4, (1 mo. USD Term SOFR + 3.00%), 6.73%, due 7/2/2031	639,656
635,000	DexKo Global, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.50%), 8.32%, due 10/6/2031	615,067
		2,958,300
Biotechnology 0.7%
1,705,725	Alkermes, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.48%, due 8/12/2031	1,709,273
1,755,600	Grifols Worldwide Operations USA, Inc., Term Loan B, (6 mo. USD Term SOFR + 2.50%), 6.19%, due 4/14/2033	1,758,532
		3,467,805
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Broadline Retail 0.3%
	Peer Holding III BV
$1,220,297	Term Loan B4B, (3 mo. USD Term SOFR + 2.50%), 6.23%, due 10/28/2030	$1,223,347
265,950	Term Loan B5B, (3 mo. USD Term SOFR + 2.50%), 6.23%, due 7/1/2031	266,482
		1,489,829
Building Products 0.8%
1,855,221	Cornerstone Building Brands, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.01%, due 4/12/2028	933,417
828,090	Jeld-Wen, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.85%, due 7/28/2028	694,560
1,405,657	LBM Acquisition LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 7.57%, due 6/6/2031	1,119,845
1,194,994	MI Windows & Doors LLC, Term Loan B2, (1 mo. USD Term SOFR + 2.75%), 6.48%, due 3/28/2031	1,177,738
		3,925,560
Capital Markets 3.9%
498,386	Apex Group Treasury LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.15%, due 2/27/2032	472,983
	Ascensus Group Holdings, Inc.
1,501,238	Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.73%, due 11/25/2032	1,468,406
520,000	Second Lien Term Loan B, (3 mo. USD Term SOFR + 5.25%), 8.98%, due 11/25/2033	522,600 (f)
806,925	Citco Funding LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.82%, due 1/30/2033	805,771
1,535,000	Edelman Financial Center LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.73%, due 12/1/2031	1,539,697
692,996	Focus Financial Partners LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 9/15/2031	683,342
1,808,069	Galaxy U.S. Opco, Inc., Term Loan, (3 mo. USD Term SOFR + 2.00%), 5.82%, due 7/31/2030	1,660,603 (g)
814,366	Guggenheim Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.23%, due 11/26/2031	796,483
1,469,803	Harbourvest Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.73%, due 4/19/2030	1,471,640 (f)
1,544,400	IMC Financing LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.22%, due 6/21/2032	1,544,400
	NEXUS Buyer LLC
1,027,173	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.23%, due 7/31/2031	994,252
493,756	Term Loan, (1 mo. USD Term SOFR + 4.00%), 7.73%, due 7/31/2031	482,306
530,000	Second Lien Term Loan B, (1 mo. USD Term SOFR + 5.75%), 9.48%, due 2/16/2032	513,602
	Orion U.S. Finco, Inc.
1,326,675	First Lien Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.26%, due 10/8/2032	1,330,363
535,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.50%), 9.26%, due 10/10/2033	528,313
1,555,000	Saphilux SARL, Term Loan, (1 mo. USD Term SOFR), due 7/18/2033	1,555,000 (d)(e)
1,462,761	Superannuation & Investments U.S. LLC, Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 12/1/2028	1,467,939
841,523	Victory Capital Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 1.75%), 5.48%, due 9/23/2032	839,840
		18,677,540
Chemicals 2.5%
985,000	AAP Buyer, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.57%, due 9/9/2031	988,280
1,545,000	BASF Coatings, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.24%, due 6/29/2033	1,551,072
878,974	Groupe Solmax, Inc., Term Loan, (1 mo. USD Term SOFR + 4.75%, 3 mo. USD Term SOFR + 4.75%), 8.60% – 8.74%, due 5/29/2028	808,568 (h)
	Ineos U.S. Finance LLC
268,633	Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.98%, due 2/18/2030	254,027
229,288	First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.73%, due 2/7/2031	213,096
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Chemicals – cont'd
$697,310	Minerals Technologies, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.73%, due 11/26/2031	$695,567 (f)
2,165,000	Nouryon Finance BV, Term Loan B, (1 mo. USD Term SOFR + 3.50%, 3 mo. USD Term SOFR + 3.50%), 7.17% – 7.23%, due 7/8/2031	2,163,658 (h)
	Olympus Water U.S. Holding Corp.
1,702,163	Term Loan, (3 mo. USD Term SOFR + 3.00%), 6.73%, due 6/20/2031	1,699,644
562,175	Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.98%, due 11/3/2032	562,001
1,044,750	SCIL IV LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.65%, due 11/8/2032	1,047,362 (f)
703,961	SCUR-Alpha 1503 GmbH, Term Loan B1, (3 mo. USD Term SOFR + 5.50%), 9.32%, due 3/29/2030	606,505
1,323,811	Sparta U.S. HoldCo LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.66%, due 8/2/2030	1,321,242
		11,911,022
Commercial Services & Supplies 4.1%
1,612,305	Albion Financing 3 SARL, Term Loan, (3 mo. USD Term SOFR + 3.00%), 6.63%, due 5/21/2031	1,617,545
2,589,194	Allied Universal Holdco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.98%, due 8/20/2032	2,595,848
1,806,350	Anticimex International AB, Term Loan, (3 mo. USD Term SOFR + 2.90%), 6.41%, due 11/17/2031	1,809,890
861,750	ASP Dream Acquisition Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 8.08%, due 12/15/2028	801,428
862,046	Belfor Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.48%, due 11/1/2030	862,761
1,703,963	Crash Champions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.42%, due 2/23/2029	1,654,122
	EnergySolutions LLC
1,101,873	Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.98%, due 9/20/2030	1,101,455
1,515,000	Term Loan B, (1 mo. USD Term SOFR), due 7/23/2033	1,516,894 (d)(e)
1,387,264	Garda World Security Corp., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.51%, due 2/1/2029	1,385,183
1,272,182	Gategroup Fin Luxembourg SA, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.23%, due 6/10/2032	1,279,077
1,794,156	Pye-Barker Fire & Safety LLC, Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.23%, due 12/16/2032	1,800,131
1,346,625	TKC Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 4.50%), 8.17%, due 8/19/2030	1,339,892
1,547,322	TMC Buyer, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.42%, due 11/1/2030	1,552,799
		19,317,025
Communications Equipment 0.1%
728,802	WatchGuard Technologies, Inc., Term Loan, (1 mo. USD Term SOFR + 5.25%), 8.98%, due 7/2/2029	674,141
Construction & Engineering 1.6%
1,150,068	Artera Services LLC, Term Loan, (1 mo. USD Term SOFR + 4.50%), 8.23%, due 2/15/2031	1,013,291
982,500	Brock Holdings III, Inc., Term Loan B, (3 mo. USD Term SOFR + 6.00%), 9.73%, due 5/2/2030	898,987 (f)
1,695,750	Green Infrastructure Partners, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.48%, due 9/24/2032	1,695,750 (f)
659,590	Jupiter Buyer, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.73%, due 11/3/2031	663,383
1,505,903	Pinnacle Buyer LLC, Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.23%, due 10/1/2032	1,511,129
1,796,851	Tecta America Corp., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 2/18/2032	1,797,821
		7,580,361
Construction Materials 0.8%
1,491,263	Potters Industries LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 12/23/2032	1,494,245
1,697,188	Quikrete Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.98%, due 2/10/2032	1,697,799
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Construction Materials – cont'd
$797,696	Star Holding LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 4.50%), 8.23%, due 7/31/2031	$798,359
		3,990,403
Consumer Staples Distribution & Retail 0.4%
1,835,775	Boots Group Bidco Ltd., Term Loan, (3 mo. USD Term SOFR + 3.25%), 6.92%, due 8/30/2032	1,840,364
Containers & Packaging 3.9%
1,068,398	Altium Packaging LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 6/11/2031	1,020,320
1,763,273	Berlin Packaging LLC, Term Loan B7, (3 mo. USD Term SOFR + 3.25%), 6.98% – 6.98%, due 6/7/2031	1,754,280 (h)
778,656	Clydesdale Acquisition Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.98%, due 4/1/2032	742,993
1,200,777	Glatfelter Corp., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.07%, due 11/4/2031	1,191,771
1,266,825	Graham Packaging Co., Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.98%, due 1/26/2033	1,266,584
731,696	IRIS Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 8.67%, due 6/28/2028	688,446
7,463	Klockner-Pentaplast of America, Inc., Term Loan, (3 mo. USD Term SOFR + 2.00%), 5.84%, due 1/30/2031	7,078 (g)
2,119,688	Mauser Packaging Solutions Holding Co., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.15%, due 4/15/2030	2,102,031
1,782,438	Pregis TopCo Corp., Term Loan, (1 mo. USD Term SOFR + 3.75%), 7.48%, due 2/1/2029	1,787,856
943,640	Ring Container Technologies Group LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 9/15/2032	944,669
	Spa Holdings 3 Oy
235,000	Term Loan B, (1 mo. USD Term SOFR), due 5/23/2030	235,221 (d)(e)
663,325	Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.24%, due 5/23/2030	663,949
651,883	SupplyOne, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.23%, due 4/21/2031	653,584
2,320,000	Sword Purchaser LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.73%, due 4/11/2033	2,230,935
1,046,363	Technimark Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 6.98%, due 4/14/2031	1,001,024
2,005,217	Trident TPI Holdings, Inc., Term Loan B7, (3 mo. USD Term SOFR + 3.75%), 7.48%, due 9/15/2028	1,878,528
474,529	Valcour Packaging LLC, Term Loan A1, (1 mo. USD Term SOFR + 5.25%), 8.92%, due 10/4/2028	473,049
		18,642,318
Distributors 0.6%
929,271	PAI Holdco, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.68%, due 10/28/2027	904,590
	S&S Holdings LLC
1,555,796	Term Loan, (1 mo. USD Term SOFR + 5.00%), 8.82%, due 3/11/2028	1,550,615
225,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 8.75%), 12.57%, due 3/9/2029	213,750
		2,668,955
Diversified Consumer Services 1.5%
965,040	Ascend Learning LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.73%, due 12/11/2028	953,430
873,428	Belron Finance 2019 LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.66%, due 10/16/2031	871,794
470,000	Cengage Learning, Inc., Term Loan B, (1 mo. USD Term SOFR), due 3/24/2031	466,066 (d)(e)
2,040,454	Fugue Finance BV, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.92%, due 1/9/2032	2,034,843
308,422	Learning Care Group (US) No. 2, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.64% – 7.81%, due 8/11/2028	236,329 (h)
1,675,000	Mister Car Wash Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.73%, due 3/27/2031	1,681,516
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Consumer Services – cont'd
$932,169	Wand NewCo 3, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 1/30/2031	$934,145
		7,178,123
Diversified Telecommunication Services 2.3%
	Altice France SA
707,498	Term Loan B11, (3 mo. USD Term SOFR + 4.13%), 7.87%, due 4/30/2028	707,498
935,682	Term Loan B13, (3 mo. USD Term SOFR + 5.38%), 9.13%, due 5/14/2029	936,272
706,427	Term Loan B14, (3 mo. USD Term SOFR + 6.88%), 10.63%, due 5/31/2031	718,054
214,300	Cable One, Inc., Term Loan B4, (1 mo. USD Term SOFR + 2.00%), 5.85%, due 5/3/2028	178,619
2,664,167	CSC Holdings LLC, Term Loan B5, (3 mo. USD Term SOFR + 1.50%), 8.25%, due 4/15/2027	1,673,096
973,606	ITG Communications LLC, Term Loan B, (1 mo. USD Term SOFR + 4.75%), 8.48%, due 7/9/2031	969,546
2,180,000	Level 3 Financing, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.48%, due 3/29/2032	2,186,126
516,932	Radiate Holdco LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.35%, due 9/25/2029	459,552 (g)
1,520,000	Sunrise Financing Partnership, Term Loan AAA, (6 mo. USD Term SOFR + 2.47%), 6.34%, due 2/15/2032	1,491,713
330,000	Telesat Canada, Term Loan B5, (3 mo. USD Term SOFR + 2.75%), 6.68%, due 12/7/2026	290,400
495,000	Virgin Media Bristol LLC, Term Loan Q, (1 mo. USD Term SOFR + 3.25%), 7.04%, due 1/31/2029	444,441
806,733	Zayo Group Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 3.00%), 6.85%, due 3/11/2030	807,379 (g)
		10,862,696
Electric Utilities 2.3%
789,109	Alpha Generation LLC, Term Loan B, (1 mo. USD Term SOFR + 1.75%), 5.48%, due 9/30/2031	784,934
1,445,372	Astoria Energy LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%, 3 mo. USD Term SOFR + 2.25%), 5.98% – 5.98%, due 6/23/2032	1,445,777 (h)
1,511,866	Bayonne Energy Center LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.73%, due 10/1/2032	1,516,689
1,350,000	Clean Energy Future Trumbull LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.73%, due 4/29/2033	1,350,850
1,456,434	EFS Cogen Holdings I LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.23%, due 10/3/2031	1,449,764
961,837	Hill Top Energy Center LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.48%, due 6/26/2032	963,338
1,523,504	Lackawanna Energy Center LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.43%, due 8/5/2032	1,524,463
1,831,576	MRP Buyer LLC, Term Loan, (3 mo. USD Term SOFR + 3.25%), 6.98%, due 6/4/2032	1,835,386
		10,871,201
Electrical Equipment 1.1%
1,900,836	Arcline FM Holdings LLC, First Lien Term Loan, (6 mo. USD Term SOFR + 2.75%), 6.60%, due 6/23/2030	1,905,588
	Resilience Parent LLC
1,800,000	First Lien Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.23%, due 2/28/2033	1,796,256
353,571	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.25%), 8.98%, due 2/27/2034	350,920 #(f)(i)
996,630	WEC U.S. Holdings Ltd., Term Loan, (1 mo. USD Term SOFR + 2.00%), 5.65%, due 1/27/2031	995,195
		5,047,959
Electronic Equipment, Instruments & Components 1.0%
1,750,000	Belden, Inc., Term Loan, (1 mo. USD Term SOFR + 2.25%), 5.98%, due 7/1/2033	1,756,562 (f)
1,425,948	Chamberlain Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.73%, due 9/8/2032	1,426,775
916,499	Ingram Micro, Inc., Term Loan, (3 mo. USD Term SOFR + 2.25%), 5.93%, due 9/22/2031	919,936 (f)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Electronic Equipment, Instruments & Components – cont'd
$563,580	VM Consolidated, Inc., Term Loan, (1 mo. USD Term SOFR + 2.00%), 5.73%, due 10/1/2032	$531,530
		4,634,803
Energy Equipment & Services 0.5%
1,544,400	Covia Holdings Corp., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.50%, due 2/26/2032	1,542,470 (f)
991,024	PG Investment Co. 59 SARL, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.73%, due 3/26/2031	989,478
		2,531,948
Entertainment 1.2%
1,315,000	Banijay Entertainment SAS, Term Loan B5, (1 mo. USD Term SOFR + 2.25%), 5.91%, due 7/6/2033	1,311,713
1,782,505	Creative Artists Agency LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 10/1/2031	1,780,063
1,050,950	EP Purchaser LLC, Term Loan B, (3 mo. USD Term SOFR + 4.50%), 8.28%, due 11/6/2028	683,117 (f)
1,519,707	International Entertainment JJCo 3 Ltd., First Lien Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.82%, due 4/29/2032	1,518,446
466,991	Showtime Acquisition LLC, First Lien Term Loan, (3 mo. USD Term SOFR + 4.75%), 8.39%, due 8/16/2031	462,466
		5,755,805
Financial Services 1.9%
1,573,142	BCPE Pequod Buyer, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.48%, due 11/25/2031	1,541,018
940,000	Daintree Bidco Pty. Ltd., Term Loan B, (3 mo. USD Term SOFR + 4.50%), 8.16%, due 4/11/2033	940,000 (f)
1,782,438	GEN II Fund Services LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.48%, due 11/26/2031	1,783,917
1,940,000	Jupiter Borrower, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.48%, due 6/30/2033	1,949,700
759,285	Shift4 Payments LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.73%, due 7/3/2032	757,865
1,691,500	Speed Midco 3 SARL, Term Loan, (6 mo. USD Term SOFR + 2.50%), 6.19%, due 10/7/2032	1,691,500
349,116	Synechron, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.48%, due 10/3/2031	325,551
		8,989,551
Food Products 2.1%
2,557,150	Froneri Lux Finco SARL, Term Loan B6, (6 mo. USD Term SOFR + 2.50%), 6.45%, due 9/30/2032	2,542,012
765,215	Max U.S. Bidco, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 8.73%, due 10/2/2030	713,999
1,143,450	Newly Weds Foods, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.97%, due 3/15/2032	1,143,450
1,510,000	Nomad Foods Europe Midco Ltd., Term Loan B, (6 mo. USD Term SOFR + 2.50%), 6.16%, due 10/29/2032	1,499,143
1,542,250	PFI Lower Midco LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.73%, due 12/1/2032	1,547,555
1,384,122	Savor Acquisition, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.82%, due 2/19/2032	1,390,185
990,000	Solina Bidco, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.91%, due 9/30/2032	991,237
		9,827,581
Gas Utilities 0.3%
1,496,719	Natgasoline LLC, Term Loan B, (1 mo. USD Term SOFR + 5.50%), 9.23%, due 3/29/2030	1,507,944
Ground Transportation 0.5%
1,061,464	Kenan Advantage Group, Inc., Term Loan B4, (1 mo. USD Term SOFR + 3.25%), 6.98%, due 1/25/2029	1,062,133
1,465,000	PODS LLC, Term Loan B, (1 mo. USD Term SOFR + 4.50%), 8.18%, due 5/14/2031	1,415,248
		2,477,381
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Health Care Equipment & Supplies 1.2%
$1,511,203	Auris Luxembourg III SARL, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.02%, due 2/28/2032	$1,512,457
2,311,963	Bausch & Lomb Corp., Term Loan, (1 mo. USD Term SOFR + 3.75%), 7.48%, due 1/15/2031	2,317,743
1,741,250	Sharp Services LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.73%, due 9/29/2032	1,746,335
		5,576,535
Health Care Providers & Services 5.5%
1,319,073	ADMI Corp., Term Loan B2, (1 mo. USD Term SOFR + 3.38%), 7.22%, due 12/23/2027	1,224,272
1,791,000	Aveanna Healthcare LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.73%, due 9/17/2032	1,798,128
1,558,524	CNT Holdings I Corp., Term Loan, (3 mo. USD Term SOFR + 2.25%), 6.07%, due 11/8/2032	1,561,376
686,086	Concentra Health Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.73%, due 7/26/2031	685,228
980,000	Ensemble RCM LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.82%, due 2/9/2033	975,629
1,698,667	Global Medical Response, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 10/1/2032	1,704,867
	Hanger, Inc.
1,391,023	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.23%, due 10/23/2031	1,399,063
127,417	Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.23%, due 10/23/2031	128,153
1,189,938	Heartland Dental LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.23%, due 8/25/2032	1,191,151
1,353,324	Help At Home, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.00%), 8.73%, due 9/24/2031	1,204,323
	LifePoint Health, Inc.
1,559,171	Term Loan B1, (3 mo. USD Term SOFR + 3.50%), 7.25%, due 5/19/2031	1,483,161
519,724	First Lien Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.50%, due 5/19/2031	495,037
1,900,000	Mckesson Medical-Surgical Top Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.98%, due 6/9/2032	1,900,000
	Medical Solutions Holdings, Inc.
376,177	Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.42%, due 11/1/2030	43,260
95,799	Term Loan, (3 mo. USD Term SOFR + 5.25%), 9.17%, due 11/1/2030	66,101
110,640	Term Loan, (3 mo. USD Term SOFR + 5.25%), 9.17%, due 11/1/2030	73,576
132,768	Term Loan, (3 mo. USD Term SOFR + 7.00%), 10.92%, due 11/3/2031	18,146
947,625	National Mentor Holdings, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 6.00%), 9.73%, due 12/12/2030	954,438
1,022,392	Radnet Management, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.66%, due 4/18/2031	1,021,257
456,030	Raven Acquisition Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.73%, due 11/19/2031	453,107
1,775,000	Select Medical Corp., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.73%, due 12/3/2031	1,777,219 (f)
	Sound Inpatient Physicians
844,455	Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.49%, due 6/28/2028	824,222 (g)
129,063	Term Loan, (3 mo. USD Term SOFR + 6.75%), 10.74%, due 6/28/2029	122,717
	Summit Behavioral Healthcare LLC
2,008,362	Term Loan, (3 mo. USD Term SOFR + 4.25%), 7.98%, due 12/31/2029	1,248,539
272,834	Term Loan, (3 mo. USD Term SOFR + 5.75%), 9.48%, due 12/31/2029	274,062
1,582,719	Team Health Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.82%, due 6/30/2028	1,583,320
1,470,000	Team Services Group, Term Loan B, (3 mo. USD Term SOFR + 5.25%), 8.98%, due 3/31/2033	1,456,094
354,810	TTF Holdings LLC, Term Loan, (6 mo. USD Term SOFR + 3.75%), 7.38%, due 7/18/2031	278,820
		25,945,266
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Health Care Technology 1.6%
	Athenahealth Group, Inc.
$955,000	Term Loan B, (1 mo. USD Term SOFR), due 2/16/2032	$947,245 (d)(e)
973,042	Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.98%, due 2/16/2032	965,140
1,561,076	Cotiviti Corp., Term Loan, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 5/1/2031	1,462,728
3,030,000	Hologic, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.99%, due 4/7/2033	2,978,672
850,000	Imprivata, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.48%, due 11/30/2029	853,893
497,392	Zelis Payments Buyer, Inc., Term Loan, (1 mo. USD Term SOFR + 3.25%), 6.98%, due 11/26/2031	487,733
		7,695,411
Hotels, Restaurants & Leisure 3.1%
1,311,713	Allwyn Entertainment Financing U.S. LLC, First Lien Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.32%, due 11/24/2032	1,297,612
	Alterra Mountain Co.
877,388	Term Loan B9, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 8/17/2028	877,116
1,354,833	Term Loan B8, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 5/31/2030	1,353,708
1,061,975	Bingo Holdings I LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.48%, due 6/30/2032	1,059,320
1,515,000	Catawba Nation Gaming Authority, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.57%, due 3/29/2032	1,519,924
1,645,000	Gaia Purchaser, Inc., Term Loan B, (1 mo. USD Term SOFR), due 6/25/2033	1,640,887 (d)(e)
1,411,683	GVC Holdings (Gibraltar) Ltd., Term Loan B6, (3 mo. USD Term SOFR + 2.25%), 5.98%, due 10/31/2029	1,412,573
1,534,500	Herschend Entertainment Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 5/27/2032	1,538,336
835,987	Jack Ohio Finance LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.73%, due 2/2/2032	823,865
1,541,466	LC AHAB U.S. Bidco LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.32%, due 5/1/2031	1,538,260
661,617	Life Time Fitness, Inc., Term Loan, (1 mo. USD Term SOFR + 2.00%), 5.67%, due 11/5/2031	662,609
1,026,713	OEG Borrower LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.17%, due 6/30/2031	1,030,994
		14,755,204
Household Durables 0.8%
2,082,411	Hunter Douglas, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.73%, due 1/20/2032	2,078,517
1,810,463	Weber-Stephen Products LLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.48%, due 10/1/2032	1,792,647
		3,871,164
Independent Power & Renewable Electricity Producers 1.1%
735,643	Carroll County Energy LLC, Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.48%, due 6/30/2031	737,174
760,321	Compass Power Generation LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 4/13/2029	760,526
954,560	Eastern Power LLC, Term Loan B, (1 mo. USD Term SOFR + 4.75%), 8.48%, due 4/3/2029	957,147
991,878	Hamilton Projects Acquiror LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 5/30/2031	993,118
	Invenergy Thermal Operating I LLC
1,218,124	Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.37%, due 5/17/2032	1,220,792
76,833	Term Loan C, (3 mo. USD Term SOFR + 2.75%), 6.37%, due 5/17/2032	77,001
460,410	Kestrel Acquisition LLC, Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.48%, due 11/6/2031	459,549
		5,205,307
Insurance 2.6%
1,650,854	Acrisure LLC, First Lien Term Loan B6, (1 mo. USD Term SOFR + 3.00%), 6.73%, due 11/6/2030	1,508,055
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Insurance – cont'd
$979,691	Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 9/19/2031	$975,351
1,810,000	Bella Holding Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.98%, due 6/16/2033	1,806,615
2,466,677	Broadstreet Partners, Inc., Term Loan B4, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 6/13/2031	2,424,472
2,281,588	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.83%, due 10/1/2027	2,259,342
1,127,734	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.98%, due 6/20/2030	1,128,140
708,193	OneDigital Borrower LLC, Term Loan, (1 mo. USD Term SOFR + 3.00%), 6.73%, due 7/2/2031	693,591
317,298	Truist Insurance Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.48%, due 5/6/2031	311,746
1,108,877	USI, Inc., Term Loan C, (3 mo. USD Term SOFR + 2.25%), 5.98%, due 9/29/2030	1,107,081
		12,214,393
IT Services 2.0%
1,439,919	Ahead DB Holdings LLC, Term Loan B4, (3 mo. USD Term SOFR + 2.50%), 6.23%, due 2/3/2031	1,426,125
795,000	CyrusOne Holdco LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.74%, due 7/8/2033	768,169
1,147,591	Fortress Intermediate 3, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.68%, due 6/27/2031	1,142,805
253,715	GTT Communications, Inc., Term Loan, (3 mo. USD Term SOFR + 14.00%), 14.00%, due 7/15/2031	204,664 (g)
1,860,000	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 8.86%, due 2/3/2033	1,847,743
	Newfold Digital Holdings Group, Inc.
237,121	Term Loan, (1 mo. USD Term SOFR + 3.60%), 7.27%, due 4/30/2029	191,001
414,312	Term Loan, (1 mo. USD Term SOFR + 3.60%), 7.27%, due 4/30/2029	192,655
	Rackspace Finance LLC
240,633	First Lien Term Loan, (1 mo. USD Term SOFR + 2.75%), 6.53%, due 5/15/2028	217,429
325,826	First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.03%, due 5/15/2028	330,442
	Redstone Holdco 2 LP
50,504	Term Loan, (3 mo. USD Term SOFR + 4.75%), 8.57%, due 12/31/2030	39,750
194,245	Term Loan, (3 mo. USD Term SOFR + 5.50%), 9.32%, due 12/31/2030	55,845
2,333,813	Sedgwick Claims Management Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 7/31/2031	2,316,800
892,923	World Wide Technology Holding Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.73%, due 3/1/2030	890,137
		9,623,565
Leisure Products 0.2%
1,036,842	SRAM LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.73%, due 2/27/2032	1,035,982
Life Sciences Tools & Services 0.1%
460,727	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.73%, due 9/27/2030	462,220
Machinery 3.0%
250,000	American Trailer World Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 7.58%, due 3/3/2028	153,125
1,581,038	Astro Acquisition LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.23%, due 8/30/2032	1,584,010
1,512,154	Barnes Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 1/27/2032	1,513,499
1,562,931	Columbus McKinnon Corp., Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.23%, due 2/3/2033	1,565,541
799,699	Crown Equipment Corp., First Lien Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.65%, due 10/10/2031	800,203
1,110,310	EMRLD Borrower LP, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.07%, due 8/4/2031	1,109,943
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Machinery – cont'd
$1,882,349	Engineered Machinery Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.49%, due 11/26/2032	$1,886,792
886,253	Illuminate Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 12/31/2029	879,233
1,501,338	LSF11 Trinity Bidco, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.24%, due 6/14/2030	1,497,585
420,000	LSF12 Badger Bidco LLC, Term Loan B, (1 mo. USD Term SOFR + 5.00%), 8.73%, due 8/30/2030	422,625 (f)
1,656,087	LSF12 Helix Parent LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.23%, due 2/10/2033	1,636,429
1,290,018	TK Elevator Midco GmbH, Term Loan B, (6 mo. USD Term SOFR + 2.75%), 6.70%, due 4/30/2030	1,294,482
		14,343,467
Media 2.7%
1,510,875	ABG Intermediate Holdings 2 LLC, Term Loan, (1 mo. USD Term SOFR + 2.25%), 5.98%, due 2/13/2032	1,510,603
1,032,768	Charter Communications Operating LLC, Term Loan B5, (3 mo. USD Term SOFR + 2.25%), 5.98%, due 12/15/2031	992,036
1,593,712	CMG Media Corp., Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.33%, due 6/18/2029	1,474,184
5,060,769	Discovery Global Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 6/3/2033	5,063,958
760,974	Eagle Broadband Investments LLC, Term Loan, (3 mo. USD Term SOFR + 3.00%), 6.99%, due 11/12/2027	518,550
3,040,000	Electronic Arts, Inc., Term Loan B, (1 mo. USD Term SOFR), due 3/24/2033	3,055,595 (d)(e)
		12,614,926
Metals & Mining 1.5%
746,603	Arsenal AIC Parent LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.48%, due 8/19/2030	748,656
	SCIH Salt Holdings, Inc.
1,668,379	Term Loan B, (6 mo. USD Term SOFR + 2.75%), 6.35%, due 1/31/2029	1,657,952
2,145,000	Term Loan B, (1 mo. USD Term SOFR), due 7/30/2031	2,131,594 (d)(e)
1,059,375	Trulite Holding Corp., Term Loan, (3 mo. USD Term SOFR + 6.00%), 9.73%, due 3/1/2030	970,652
1,435,000	Worthington Steel, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.73%, due 6/1/2033	1,439,664
		6,948,518
Mortgage Real Estate Investment Trusts 0.6%
	Blackstone Mortgage Trust, Inc.
244,706	Term Loan B4, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 5/9/2029	244,094 (f)
1,108,835	Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 12/10/2030	1,105,719
1,310,000	TPG RE Finance Trust, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.48%, due 5/16/2033	1,308,363
		2,658,176
Oil, Gas & Consumable Fuels 4.5%
1,660,000	ACI Rover Parent LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.98%, due 6/9/2033	1,655,435
834,332	AL NGPL Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.73%, due 12/9/2030	833,498
1,667,400	Blackfin Pipeline LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.75%, due 9/29/2032	1,668,451
1,477,454	CPPIB OVM Member U.S. LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.98%, due 8/20/2031	1,477,720
1,640,888	Deep Blue Operating I LLC, Term Loan, (3 mo. USD Term SOFR + 2.25%), 5.90%, due 10/1/2032	1,638,836 (f)
1,323,191	EMG Utica LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.23%, due 4/1/2030	1,323,191 (f)
1,905,216	Freeport LNG Investments LLLP, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.98%, due 2/11/2033	1,910,665
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil, Gas & Consumable Fuels – cont'd
$1,439,303	M6 ETX Holdings II Midco LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 4/1/2032	$1,443,923
1,483,673	New Fortress Energy, Inc., Term Loan B, (3 mo. USD Term SOFR + 6.50%), 13.25%, due 10/30/2028	884,017 (j)
1,172,063	NGL Energy Partners LP, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.18%, due 3/11/2033	1,177,196
1,395,000	Pelican Pipeline LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.48%, due 3/25/2033	1,401,975
1,174,124	Prairie ECI Acquiror LP, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.98%, due 8/1/2029	1,179,994
1,568,452	Rockpoint Gas Storage Partners LP, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.98%, due 9/18/2031	1,569,440
1,475,000	Traverse Midstream Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.04%, due 7/14/2033	1,473,156
1,675,000	Venture Global Calcasieu Pass LLC, Term Loan B, (6 mo. USD Term SOFR + 3.25%), 6.95%, due 4/11/2033	1,685,201
		21,322,698
Passenger Airlines 0.3%
1,362,750	American Airlines, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.48%, due 5/28/2032	1,362,259
Personal Care Products 0.3%
1,223,858	Nourish Buyer I, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.76%, due 7/9/2032	1,229,218
Pharmaceuticals 1.4%
1,586,025	ACP Tara Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.23%, due 12/15/2032	1,586,421
2,602,205	Bausch Health Cos., Inc., Term Loan B, (1 mo. USD Term SOFR + 6.25%), 9.98%, due 10/8/2030	2,521,771
2,272,854	Opal Bidco SAS, Term Loan B4, (3 mo. USD Term SOFR + 2.50%), 6.23%, due 4/28/2032	2,276,104
		6,384,296
Professional Services 2.8%
1,876,650	AAL Delaware Holdco, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 7/30/2031	1,882,129
1,334,913	Berkeley Research Group LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.98%, due 5/1/2032	1,334,699
689,445	CohnReznick LLP, Term Loan, (3 mo. USD Term SOFR + 3.25%), 6.98%, due 3/31/2032	674,505
1,201,326	Eisner Advisory Group LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), due 2/28/2031	1,180,459 (d)(e)
1,341,559	Element Materials Technology Group U.S. Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.23%, due 7/6/2029	1,344,913
2,051,787	EOC Borrower LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.48%, due 3/24/2032	2,054,988
523,200	First Advantage Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.48%, due 10/31/2031	521,940
731,746	Genuine Financial Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), due 9/27/2030	711,315 (d)(e)
1,582,642	Ryan LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.23%, due 11/5/2032	1,584,367
1,318,571	Salas O'brien, Inc., Term Loan, (1 mo. USD Term SOFR + 2.75%), 6.48%, due 1/31/2033	1,320,220 (f)
980,025	Tempo Acquisition LLC, Term Loan B, (1 mo. USD Term SOFR + 1.75%), 5.48%, due 8/31/2028	836,452
		13,445,987
Real Estate Management & Development 0.4%
1,682,909	Greystar Real Estate Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.92%, due 8/21/2030	1,680,806 (f)
Semiconductors & Semiconductor Equipment 0.4%
1,722,553	Dwyer Instruments, Inc., Term Loan B, (1 mo. USD Term SOFR), due 7/15/2033	1,720,400 (d)(e)
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Software 9.3%
	Applied Systems, Inc.
$838,007	First Lien Term Loan, (3 mo. USD Term SOFR + 2.25%), 5.98%, due 2/24/2031	$823,207
500,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 4.50%), 8.23%, due 2/23/2032	491,095
1,523,436	Avalara, Inc., Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.23%, due 3/26/2032	1,433,066
1,423,047	Bending Spoons U.S., Inc., Term Loan B, (1 mo. USD Term SOFR + 5.88%), 9.54%, due 3/7/2031	1,426,604
693,263	Calabrio, Inc., Term Loan, (3 mo. USD Term SOFR + 4.00%), 7.67%, due 11/26/2032	533,673
338,117	Cast & Crew Payroll LLC, Term Loan, (3 mo. USD Term SOFR + 3.75%), 7.57%, due 12/29/2028	114,960
871,017	Central Parent, Inc., Term Loan, (3 mo. USD Term SOFR + 3.25%), 6.98%, due 7/6/2029	432,608
	Cloud Software Group, Inc.
315,000	Term Loan B, (3 mo. USD Term SOFR), due 3/21/2031	285,031 (d)(e)
320,000	Term Loan B, (3 mo. USD Term SOFR), due 8/13/2032	285,955 (d)(e)
872,076	Cloudera, Inc., Term Loan, (1 mo. USD Term SOFR + 3.75%), 7.58%, due 10/8/2028	769,067
1,229,777	ConnectWise LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.49%, due 9/29/2028	1,152,042
760,608	Constant Contact, Inc., Term Loan, (3 mo. USD Term SOFR + 4.00%), 8.01%, due 2/10/2028	719,535
245,000	Cvent, Inc., Term Loan B, (3 mo. USD Term SOFR), due 6/17/2030	237,912 (d)(e)
	Darktrace PLC
1,148,609	First Lien Term Loan, (3 mo. USD Term SOFR + 3.25%), 6.99%, due 10/9/2031	1,049,542
470,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.25%), 8.99%, due 10/9/2032	413,130
2,195,000	Dayforce, Inc., Term Loan, (3 mo. USD Term SOFR + 3.00%), 6.82%, due 2/4/2033	2,040,560
	Ellucian Holdings, Inc.
1,012,979	First Lien Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 10/9/2029	975,498
470,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 4.75%), 8.48%, due 11/22/2032	449,555
1,238,775	Entrata, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.48%, due 9/30/2032	1,210,902 (f)
1,537,613	Epicor Software Corp., Term Loan F, (1 mo. USD Term SOFR + 2.75%), 6.48%, due 5/30/2031	1,465,852
759,832	Foundational Education Group, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 4.25%), 8.33%, due 8/31/2028	700,315
1,561,935	Genesys Cloud Services Holdings II LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 1/30/2032	1,503,206
1,132,163	IGT Holding IV AB, Term Loan B5, (3 mo. USD Term SOFR + 3.00%), 6.73%, due 9/1/2031	1,120,841 (f)
265,000	Imagine Learning LLC, Term Loan, (1 mo. USD Term SOFR), due 12/21/2029	235,519 (d)(e)
1,564,181	Instructure Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.45%, due 11/13/2031	1,461,117
	Ivanti Software, Inc.
701,415	First Lien Term Loan, (3 mo. USD Term SOFR + 4.75%), 8.41%, due 6/1/2029	309,541
123,576	Term Loan, (3 mo. USD Term SOFR + 5.75%), 9.41%, due 6/1/2029	120,255
	Javelin Buyer, Inc.
857,322	Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.57%, due 12/5/2031	815,527
225,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.00%), 8.67%, due 12/6/2032	201,751
	Kaseya, Inc.
1,370,722	First Lien Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.07%, due 3/22/2032	1,024,999
540,000	Second Lien Term Loan B, (3 mo. USD Term SOFR + 5.00%), 8.82%, due 3/21/2033	303,302
1,572,338	McAfee LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), due 3/1/2029	1,417,919 (d)(e)
	MH Sub I LLC
1,465,387	Term Loan, (1 mo. USD Term SOFR + 4.25%), 7.98%, due 5/3/2028	1,419,285
1,411,225	Term Loan B4, (1 mo. USD Term SOFR + 4.25%), 7.98%, due 12/31/2031	1,258,460
245,000	OceanKey (U.S.) II Corp., Term Loan, (1 mo. USD Term SOFR), due 12/15/2028	235,575 (d)(e)
1,680,788	Ping Identity Corp., Term Loan, (1 mo. USD Term SOFR + 2.75%), 6.43%, due 11/15/2032	1,647,172 (f)
762,260	Project Alpha Intermediate Holding, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 5.00%), 8.73%, due 5/9/2033	453,072
693,534	Project Leopard Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.25%), 9.17%, due 7/20/2029	417,279
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Software – cont'd
	Proofpoint, Inc.
$2,113,782	Term Loan, (3 mo. USD Term SOFR + 3.00%), 6.73%, due 8/31/2028	$2,075,480
2,420,000	Term Loan B, (1 mo. USD Term SOFR), due 8/30/2030	2,376,150 (d)(e)
1,568,776	RealPage, Inc., Term Loan, (3 mo. USD Term SOFR + 3.75%), 7.48%, due 4/24/2028	1,507,625
990,000	Relativity ODA LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.48%, due 1/30/2033	975,150 (f)
578,535	Storable Intermediate Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.98%, due 4/16/2031	459,357
1,855,411	Surf Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.35%, due 3/5/2027	1,746,740
1,230,237	UKG, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.25%), due 2/10/2031	1,179,957 (d)(e)
	Vision Solutions, Inc.
1,420,223	Term Loan, (3 mo. USD Term SOFR + 4.00%), 8.08%, due 4/24/2028	1,141,860
835,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.25%), 11.33%, due 4/23/2029	520,480
1,288,059	VS Buyer LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.07%, due 4/12/2031	1,235,249
		44,172,977
Specialized REITs 0.2%
999,975	Windstream Services LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.73%, due 10/6/2032	999,975 (f)
Specialty Retail 2.1%
2,182,188	Great Outdoors Group LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.98%, due 1/23/2032	2,189,978
	Mavis Tire Express Services Corp.
1,821,938	Term Loan, (6 mo. USD Term SOFR + 3.00%), 6.67%, due 5/4/2028	1,817,383
515,000	Term Loan, (6 mo. USD Term SOFR + 3.25%), 6.92%, due 5/6/2033	513,713
746,308	Men's Wearhouse, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.75%), 9.41%, due 1/28/2031	751,674
1,560,000	Michaels Cos., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 8.73%, due 3/15/2033	1,555,928
932,663	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 7.98%, due 2/3/2031	929,883
1,970,100	PetSmart, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.72%, due 8/18/2032	1,973,055
		9,731,614
Technology Hardware, Storage & Peripherals 0.5%
919,123	Coreweave Financing DDTL V LLC, Term Loan, (1 mo. USD Term SOFR + 4.50%), 8.12% – 8.14%, due 11/17/2031	916,825 (h)
1,621,850	Spectris PLC, Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.48%, due 12/6/2032	1,627,251
		2,544,076
Trading Companies & Distributors 3.3%
1,331,315	Azorra Soar TLB Finance Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.16%, due 10/18/2029	1,334,643
1,825,311	Barentz International BV, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.08%, due 3/3/2031	1,805,160
1,894,212	BCPE Empire Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.98%, due 12/11/2030	1,868,754
1,705,738	CD&R Hydra Buyer, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.83%, due 3/25/2031	1,710,957
1,553,983	Fluid-Flow Products, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.98%, due 3/4/2033	1,560,292
1,321,463	Johnstone Supply LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.90%, due 6/9/2031	1,319,507
795,956	PEARLS (Netherlands) Bidco BV, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.07%, due 2/26/2029	725,315
1,895,000	QXO, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.73%, due 7/1/2033	1,891,324
2,237,367	Veritiv Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.73%, due 12/2/2030	2,123,507
1,383,351	White Cap Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.98%, due 10/19/2029	1,380,764
		15,720,223
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Transportation Infrastructure 1.1%
	Brown Group Holding LLC
$1,590,768	Term Loan B2, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 6.17% – 6.23%, due 7/1/2031	$1,594,013 (h)
993,078	Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 7/1/2031	995,352
1,560,614	KKR Apple Bidco LLC, Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 9/23/2031	1,564,063
1,098,632	Radar Bidco SARL, Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.50%, due 4/4/2031	1,099,094
		5,252,522
Total Loan Assignments (Cost $440,261,228)		430,467,956
Number of Shares

Common Stocks 0.5%
Commercial Services 0.2%
45,996	Envision Healthcare Corp.	827,928 *
Containers & Packaging 0.1%
11,655	Klockner Pentaplast Ltd. Class A	23,022 *
11,655	Klockner Pentaplast Ltd. Class B	23,022 *
11,655	Klockner Pentaplast Ltd. Class C	23,022 *
11,655	Klockner Pentaplast Ltd. Class D	23,023 *
11,655	Klockner Pentaplast Ltd. Class E	23,023 *
11,655	Klockner Pentaplast Ltd. Class F	23,023 *
11,655	Klockner Pentaplast Ltd. Class G	23,023 *
11,655	Klockner Pentaplast Ltd. Class H	23,023 *
11,655	Klockner Pentaplast Ltd. Class I	23,023 *
		207,204
Diversified Telecommunication Services 0.1%
20,026	Luxco Co. Ltd.	383,066 *
Energy Equipment & Services 0.1%
44,476	Brock Holdings III, Inc.	619,106 *#(f)(i)
IT Services 0.0%‡
4,020	Riverbed Technology, Inc.	40 *(f)
Total Common Stocks (Cost $2,082,314)		2,037,344
Short-Term Investments 6.3%
Investment Companies 6.3%
29,990,429	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.68%(k) (Cost $29,990,429)	29,990,429
Total Investments 102.1% (Cost $493,827,379)		483,834,736
Liabilities Less Other Assets (2.1)%		(9,877,548)(l)
Net Assets 100.0%		$473,957,188

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale.
At July 31, 2026, these securities amounted to $20,294,818, which represents 4.3% of net assets of the
Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2026 and changes periodically.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale.
Total value of all such securities at July 31, 2026 amounted to $1,044,189, which represents 0.2% of net assets of the Fund.

(d)	All or a portion of this security was purchased on a delayed delivery basis.
(e)	All or a portion of this security had not settled as of July 31, 2026 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(f)	Value determined using significant unobservable inputs.
(g)	Payment-in-kind (PIK) security.
(h)	The stated interest rates represent the range of rates at July 31, 2026 of the underlying contracts within the Loan Assignment.
(i)
Security fair valued as of July 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at July 31, 2026 amounted to $970,026, which represents
0.2% of net assets of the Fund.

(j)	Defaulted security.
(k)	Represents 7-day effective yield as of July 31, 2026.
(l)	As of July 31, 2026, the value of unfunded loan commitments was $5,962,728 for the Fund (see Notes to Schedule of Investments).
#  This security is subject to restrictions on resale. Total value of all such securities at July 31, 2026 amounted to $970,026, which represents 0.2% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2026	Fair Value Percentage of Net Assets as of 7/31/2026
Brock Holdings III, Inc.	1/22/2024	$536,582	$619,106	0.1%
Resilience Parent LLC	2/25/2026	350,165	350,920	0.1%
Total		$886,747	$970,026	0.2%
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$393,668,988	83.1%
Cayman Islands	12,018,609	2.5%
United Kingdom	7,513,075	1.6%
Luxembourg	6,046,461	1.3%
Canada	5,984,187	1.3%
Netherlands	5,732,004	1.2%
France	5,031,480	1.1%
Jersey	3,001,466	0.6%
Sweden	2,930,731	0.6%
Hong Kong	2,034,843	0.4%
Germany	1,900,987	0.4%
Spain	1,817,052	0.4%
Denmark	1,512,457	0.3%
Finland	1,442,667	0.3%
Switzerland	1,279,077	0.3%
Bermuda	990,223	0.2%
Australia	940,000	0.2%
Short-Term Investments and Other Liabilities—Net	20,112,881	4.2%
	$473,957,188	100.0%
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities#	$—	$14,675,655	$—	$14,675,655
Corporate Bonds#	—	6,663,352	—	6,663,352
Loan Assignments
Capital Markets	—	16,683,300	1,994,240	18,677,540
Chemicals	—	10,168,093	1,742,929	11,911,022
Construction & Engineering	—	4,985,624	2,594,737	7,580,361
Electrical Equipment	—	4,697,039	350,920	5,047,959
Electronic Equipment, Instruments & Components	—	1,958,305	2,676,498	4,634,803
Energy Equipment & Services	—	989,478	1,542,470	2,531,948
Entertainment	—	5,072,688	683,117	5,755,805
Financial Services	—	8,049,551	940,000	8,989,551
Health Care Providers & Services	—	24,168,047	1,777,219	25,945,266
Machinery	—	13,920,842	422,625	14,343,467
Mortgage Real Estate Investment Trusts	—	2,414,082	244,094	2,658,176
Oil, Gas & Consumable Fuels	—	18,360,671	2,962,027	21,322,698
Professional Services	—	12,125,767	1,320,220	13,445,987
Real Estate Management & Development	—	—	1,680,806	1,680,806
Software	—	39,218,912	4,954,065	44,172,977
Specialized REITs	—	—	999,975	999,975
Other Loan Assignments#	—	240,769,615	—	240,769,615
Total Loan Assignments	—	403,582,014	26,885,942	430,467,956
Common Stocks
Energy Equipment & Services	—	—	619,106	619,106
IT Services	—	—	40	40
Other Common Stocks#	—	1,418,198	—	1,418,198
Total Common Stocks	—	1,418,198	619,146	2,037,344
Short-Term Investments	—	29,990,429	—	29,990,429
Total Investments	$—	$456,329,648	$27,505,088	$483,834,736

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
See Notes to Schedule of Investments

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2026
Investments in Securities:
Loan Assignments(1)(2)(3)(4)	$45,406	$43	$45	$(428)	$12,000	$(18,846)	$12,734	$(24,068)	$26,886	$(298)
Common Stocks(1)(4)	619	—	—	—	—	—	—	—	619	—
Total	$46,025	$43	$45	$(428)	$12,000	$(18,846)	$12,734	$(24,068)	$27,505	$(298)
(1) Includes securities categorized as Level 3 that were valued using a single quotation obtained from a dealer.
(2) Includes securities that at July 31, 2026, were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

(3) Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers into of Level 3 were attributable to observable market data becoming unavailable for those securities.Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

(4) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$619,106	Market Approach	Enterprise value/ EBITDA multiple (EV/EBITDA)	9.5x	9.5x	Increase
Loan Assignments	350,920	Market Approach	Discount rate	9.9%	9.9%	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)
July 31, 2026

Principal Amount		Value
Asset-Backed Securities 0.3%
Other 0.3%
$500,000	Apidos CLO LVIII, Series 2026-58A, Class D1, (2.40% - 3 mo. USD Term SOFR), 0.00%, due 10/20/2039	$500,000 (a)(b)(c)
750,000	Ballyrock CLO Ltd., Series 2024-26AR, Class C1R, (3 mo. USD Term SOFR + 2.65%), 0.00%, due 7/25/2039	750,000 (a)(b)(c)
Total Asset-Backed Securities (Cost $1,250,000)		1,250,000

Corporate Bonds 94.7%
Advertising 1.2%
Clear Channel Outdoor Holdings, Inc.
1,010,000	7.88%, due 4/1/2030	1,048,908 (a)
700,000	7.13%, due 2/15/2031	722,054 (a)
700,000	7.50%, due 3/15/2033	733,737 (a)
515,000	CMG Media Corp., 8.88%, due 6/18/2029	372,606 (a)
Neptune Bidco U.S., Inc.
1,465,000	9.29%, due 4/15/2029	1,492,606 (a)
445,000	10.38%, due 5/15/2031	465,890 (a)
5,000	9.50%, due 2/15/2033	5,093 (a)
4,840,894
Aerospace & Defense 2.1%
1,400,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	1,430,191 (a)
Bombardier, Inc.
730,000	7.25%, due 7/1/2031	760,347 (a)
850,000	7.00%, due 6/1/2032	875,772 (a)
470,000	6.75%, due 6/15/2033	484,085 (a)
1,460,000	Goat Holdco LLC, 6.75%, due 2/1/2032	1,483,410 (a)
TransDigm, Inc.
1,795,000	6.63%, due 3/1/2032	1,825,030 (a)
995,000	6.38%, due 5/31/2033	994,748 (a)
965,000	6.75%, due 1/31/2034	980,703 (a)
8,834,286
Apparel 0.6%
1,252,831	Beach Acquisition Bidco LLC, 10.00% Cash/10.75% PIK, due 7/15/2033	1,344,925 (a)(d)
545,000	Champ Acquisition Corp., 8.38%, due 12/1/2031	568,407 (a)
820,000	VF Corp., 2.95%, due 4/23/2030	736,694
2,650,026
Auto Manufacturers 0.5%
Nissan Motor Acceptance Co. LLC
290,000	7.05%, due 9/15/2028	295,917 (a)
240,000	5.63%, due 9/29/2028	238,573 (a)
115,000	5.55%, due 9/13/2029	111,839 (a)
200,000	6.13%, due 9/30/2030	195,321 (a)
Nissan Motor Co. Ltd.
375,000	7.50%, due 7/17/2030	384,101 (a)
705,000	4.81%, due 9/17/2030	653,497 (a)
110,000	7.75%, due 7/17/2032	113,628 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Auto Manufacturers – cont'd
$180,000	8.13%, due 7/17/2035	$189,929 (a)
2,182,805
Auto Parts & Equipment 2.3%
1,835,000	Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 9/15/2032	1,848,783 (a)
Cyprium Corp./Cyprium Holdings Luxembourg SARL
755,000	6.13%, due 4/15/2031	748,303 (a)
965,000	6.38%, due 4/15/2034	950,710 (a)
818,850	Dexko Global, Inc., 7.50%, due 4/15/2032	681,791 (a)
1,630,000	Forvia SE, 6.75%, due 9/15/2033	1,621,940 (a)
510,000	Goodyear Tire & Rubber Co., 8.88%, due 7/15/2032	523,444
IHO Verwaltungs GmbH
935,000	7.75% Cash/8.50% PIK, due 11/15/2030	969,096 (a)(d)
115,000	8.00% Cash/8.75% PIK, due 11/15/2032	120,756 (a)(d)
375,000	7.38%, due 5/15/2033	388,695 (a)
ZF North America Capital, Inc.
540,000	6.88%, due 4/14/2028	549,723 (a)
610,000	6.75%, due 4/23/2030	605,346 (a)
520,000	7.50%, due 3/24/2031	523,626 (a)
9,532,213
Banks 0.2%
930,000	Walker & Dunlop, Inc., 6.63%, due 4/1/2033	931,285 (a)
Building Materials 2.7%
Builders FirstSource, Inc.
550,000	6.38%, due 3/1/2034	539,684 (a)
515,000	6.75%, due 5/15/2035	509,880 (a)
415,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	213,359 (a)
430,000	Cornerstone Building Brands, Inc., 9.50%, due 8/15/2029	220,857 (a)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
1,055,000	6.63%, due 12/15/2030	1,072,299 (a)
790,000	6.75%, due 7/15/2031	810,251 (a)
600,000	JELD-WEN Holding, Inc., 7.00%, due 9/1/2032	365,736 (a)
425,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	342,037 (a)
525,000	JH North America Holdings, Inc., 6.13%, due 7/31/2032	525,410 (a)
1,140,000	Knife River Corp., 7.75%, due 5/1/2031	1,175,936 (a)
875,000	Masterbrand, Inc., 7.00%, due 7/15/2032	875,494 (a)
285,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, due 4/1/2032	280,610 (a)
600,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	555,266 (a)
1,425,000	Quikrete Holdings, Inc., 6.38%, due 3/1/2032	1,442,391 (a)
Standard Building Solutions, Inc.
920,000	6.50%, due 8/15/2032	921,760 (a)
1,600,000	6.25%, due 8/1/2033	1,582,516 (a)
11,433,486
Chemicals 3.6%
510,000	Ashland, Inc., 6.88%, due 5/15/2043	518,795
705,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	729,147 (a)
1,290,000	Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2, 7.13%, due 6/15/2033	1,297,974 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Chemicals – cont'd
Celanese U.S. Holdings LLC
$725,000	7.55%, due 11/15/2030	$763,185
285,000	7.00%, due 2/15/2031	292,209
420,000	7.38%, due 7/15/2032	439,451
280,000	7.70%, due 11/15/2033	296,391
300,000	7.38%, due 2/15/2034	308,594
FMC Corp.
155,000	3.45%, due 10/1/2029	142,441
205,000	8.00%, due 6/1/2031	211,976 (a)
155,000	6.38%, due 5/18/2053	120,653
120,000	8.45%, due 11/1/2055	90,259 (e)
340,000	HB Fuller Co., 4.00%, due 2/15/2027	337,093
Olympus Water U.S. Holding Corp.
1,715,000	6.25%, due 10/1/2029	1,693,363 (a)
340,000	7.25%, due 6/15/2031	343,581 (a)
1,005,000	6.75%, due 8/1/2032	978,119 (a)
445,000	7.25%, due 2/15/2033	435,908 (a)
SCIH Salt Holdings, Inc.
2,425,000	6.63%, due 8/15/2031	2,424,565 (a)(c)
1,255,000	8.00%, due 8/15/2032	1,245,514 (a)(c)
WR Grace Holdings LLC
770,000	5.63%, due 8/15/2029	706,947 (a)
1,075,000	7.38%, due 3/1/2031	1,065,892 (a)
640,000	6.63%, due 8/15/2032	609,291 (a)
15,051,348
Commercial Services 6.9%
665,000	ADT Security Corp., 5.88%, due 10/15/2033	644,799 (a)
1,580,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, due 5/21/2030	1,609,503 (a)
1,405,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	1,458,744 (a)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
1,865,000	6.00%, due 6/1/2029	1,848,585 (a)
555,000	6.88%, due 6/15/2030	567,102 (a)
Block, Inc.
1,890,000	6.50%, due 5/15/2032	1,909,474
310,000	6.00%, due 8/15/2033	307,423 (a)
1,705,000	Carrix, Inc., 6.13%, due 8/1/2033	1,697,125 (a)
275,000	Clarivate Science Holdings Corp., 4.88%, due 7/1/2029	253,224 (a)
EquipmentShare.com, Inc.
425,000	9.00%, due 5/15/2028	431,477 (a)
195,000	8.63%, due 5/15/2032	199,432 (a)
1,835,000	8.00%, due 3/15/2033	1,848,895 (a)
805,000	7.13%, due 7/1/2034	768,877 (a)
Garda World Security Corp.
940,000	6.00%, due 6/1/2029	926,377 (a)
520,000	6.50%, due 1/15/2031	525,723 (a)
895,000	8.25%, due 8/1/2032	907,602 (a)
1,010,000	8.38%, due 11/15/2032	1,026,152 (a)
Herc Holdings, Inc.
1,335,000	7.00%, due 6/15/2030	1,376,744 (a)
1,779,000	7.25%, due 6/15/2033	1,835,681 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Commercial Services – cont'd
$190,000	6.00%, due 3/15/2034	$186,282 (a)
540,000	Mavis Tire Express Services Topco Corp., 6.50%, due 5/15/2029	531,694 (a)
1,605,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	1,607,273 (a)
1,805,000	Synergy Infrastructure Holdings LLC, 7.00%, due 7/15/2034	1,820,897 (a)
1,050,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	981,367 (a)
1,645,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	1,688,903 (a)
580,000	WEX, Inc., 6.50%, due 3/15/2033	576,296 (a)
Williams Scotsman, Inc.
660,000	6.63%, due 6/15/2029	671,151 (a)
125,000	6.63%, due 4/15/2030	127,811 (a)
799,000	7.38%, due 10/1/2031	823,800 (a)
29,158,413
Computers 1.3%
1,855,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	1,905,814 (a)
1,340,000	CACI International, Inc., 6.38%, due 6/15/2033	1,350,369 (a)
1,240,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	1,261,678 (a)
660,000	Insight Enterprises, Inc., 6.63%, due 5/15/2032	663,691 (a)
500,000	McAfee Corp., 7.38%, due 2/15/2030	423,938 (a)
5,605,490
Cosmetics - Personal Care 0.1%
245,000	Prestige Brands, Inc., 6.25%, due 7/15/2034	245,692 (a)
Distribution - Wholesale 1.8%
980,000	ADI Escrow Issuer LLC, 7.13%, due 7/15/2034	999,055 (a)
465,000	Core & Main LP, 6.00%, due 7/1/2034	462,402 (a)
810,000	Dealer Tire Financial LLC, 10.38%, due 10/1/2031	786,706 (a)
500,000	Gates Corp., 6.88%, due 7/1/2029	510,062 (a)
1,195,000	Resideo Funding II LLC, 6.50%, due 7/15/2032	1,195,403 (a)
230,000	S&S Holdings LLC, 8.38%, due 10/1/2031	222,099 (a)
1,540,000	Veritiv Operating Co., 10.50%, due 11/30/2030	1,579,932 (a)
1,725,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	1,794,788 (a)
7,550,447
Diversified Financial Services 4.9%
1,635,000	Champions Financing, Inc., 8.75%, due 2/15/2029	1,617,841 (a)(f)
775,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	770,156 (a)
620,000	Freedom Mortgage Holdings LLC, 8.38%, due 4/1/2032	622,727 (a)
1,075,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	1,092,118 (a)
Jane Street Group/JSG Finance, Inc.
1,265,000	7.13%, due 4/30/2031	1,305,509 (a)
615,000	6.13%, due 11/1/2032	611,925 (a)
655,000	6.75%, due 5/1/2033	667,523 (a)
Navient Corp.
150,000	4.88%, due 3/15/2028	146,614
440,000	5.50%, due 3/15/2029	421,425
OneMain Finance Corp.
1,090,000	6.63%, due 5/15/2029	1,103,335
1,605,000	6.13%, due 5/15/2030	1,595,360
160,000	7.50%, due 5/15/2031	164,000
655,000	7.13%, due 11/15/2031	663,770
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Diversified Financial Services – cont'd
$605,000	6.75%, due 3/15/2032	$602,068
PennyMac Financial Services, Inc.
620,000	7.13%, due 11/15/2030	618,066 (a)
400,000	5.75%, due 9/15/2031	370,773 (a)
795,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	820,851 (a)
Rocket Cos., Inc.
450,000	6.50%, due 8/1/2029	455,911 (a)
565,000	6.13%, due 8/1/2030	569,580 (a)
1,635,000	6.13%, due 8/1/2031	1,642,451 (a)
565,000	7.13%, due 2/1/2032	579,095 (a)
175,000	6.38%, due 8/1/2033	176,040 (a)
SLM Corp.
1,480,000	6.50%, due 1/31/2030	1,496,977
430,000	6.50%, due 5/15/2032	428,460 (e)
875,000	Velocity Commercial Capital LLC, 9.38%, due 2/15/2031	900,575 (a)
1,325,000	WS Escrow LLC, 7.75%, due 6/1/2033	1,370,921 (a)
20,814,071
Electric 2.4%
Alpha Generation LLC
1,810,000	6.75%, due 10/15/2032	1,825,780 (a)
880,000	6.25%, due 1/15/2034	859,932 (a)
NRG Energy, Inc.
660,000	6.00%, due 2/1/2033	658,016 (a)
615,000	5.75%, due 1/15/2034	598,950 (a)
635,000	6.00%, due 1/15/2036	621,268 (a)
640,000	PG&E Corp., 6.85%, due 9/15/2056	633,323 (e)
Talen Energy Supply LLC
1,485,000	6.25%, due 2/1/2034	1,456,504 (a)
885,000	6.50%, due 2/1/2036	873,960 (a)
1,665,000	VoltaGrid LLC, 7.38%, due 11/1/2030	1,673,276 (a)
725,000	XPLR Infrastructure Operating Partners LP, 7.75%, due 4/15/2034	759,243 (a)
9,960,252
Electrical Components & Equipment 0.2%
825,000	EnerSys, 6.63%, due 1/15/2032	834,865 (a)
Electronics 0.4%
1,495,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	1,530,503 (a)
Engineering & Construction 0.8%
790,000	Artera Services LLC, 8.50%, due 2/15/2031	719,643 (a)
210,000	Brand Industrial Services, Inc., 10.38%, due 8/1/2030	181,865 (a)
Global Infrastructure Solutions, Inc.
510,000	5.63%, due 6/1/2029	508,562 (a)
690,000	7.50%, due 4/15/2032	718,261 (a)
535,000	6.38%, due 7/15/2034	538,654 (a)
880,000	Granite Construction, Inc., 6.38%, due 6/15/2034	877,483 (a)
3,544,468
Entertainment 2.4%
1,390,000	Churchill Downs, Inc., 6.75%, due 5/1/2031	1,406,531 (a)
1,590,000	Light & Wonder International, Inc., 6.25%, due 10/1/2033	1,562,175 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Entertainment – cont'd
$150,000	Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 2/15/2031	$117,489 (a)
900,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	874,022 (a)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
1,070,000	8.25%, due 4/15/2030	1,112,996 (a)
405,000	11.88%, due 4/15/2031	438,963 (a)
120,000	Motion Bondco DAC, 6.63%, due 11/15/2027	113,910 (a)
725,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	706,287 (a)
1,435,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	1,407,153 (a)
415,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 7/15/2029	397,426
950,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, due 1/15/2032	960,842 (a)
915,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	921,217 (a)
10,019,011
Environmental Control 0.8%
691,437	Luna 1.5 SARL, 12.00%, due 7/1/2032	734,399 (a)(d)
2,510,000	Madison IAQ LLC, 5.88%, due 6/30/2029	2,510,063 (a)
3,244,462
Food 1.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
320,000	5.63%, due 3/31/2032	304,385 (a)
640,000	6.25%, due 3/15/2033	619,885 (a)
Chobani LLC/Chobani Finance Corp., Inc.
225,000	4.63%, due 11/15/2028	222,344 (a)
1,420,000	6.38%, due 4/15/2034	1,423,638 (a)
705,000	Froneri Lux FinCo SARL, 6.00%, due 8/1/2032	689,081 (a)
605,000	Performance Food Group, Inc., 6.13%, due 9/15/2032	606,709 (a)
540,000	U.S. Foods, Inc., 7.25%, due 1/15/2032	557,951 (a)
4,423,993
Food Service 0.4%
TKC Holdings, Inc.
830,000	8.50%, due 8/15/2030	848,467 (a)
840,000	12.00%, due 2/15/2031	882,883 (a)
1,731,350
Forest Products & Paper 0.5%
1,310,000	Ahlstrom Holding 3 Oy, 4.88%, due 2/4/2028	1,306,388 (a)
970,000	Magnera Corp., 7.25%, due 11/15/2031	949,387 (a)
2,255,775
Gas 0.2%
665,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.88%, due 6/1/2031	675,300 (a)
Healthcare - Products 0.2%
830,000	Medline Borrower LP, 5.25%, due 10/1/2029	822,239 (a)
Healthcare - Services 3.9%
505,000	Acadia Healthcare Co., Inc., 5.00%, due 4/15/2029	494,365 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Healthcare - Services – cont'd
Centene Corp.
$2,420,000	4.63%, due 12/15/2029	$2,347,732
1,685,000	3.38%, due 2/15/2030	1,558,438
CHS/Community Health Systems, Inc.
95,000	6.00%, due 1/15/2029	93,338 (a)
205,000	6.88%, due 4/15/2029	197,708 (a)
390,000	6.13%, due 4/1/2030	327,665 (a)
452,000	10.88%, due 1/15/2032	476,768 (a)
1,600,000	Global Medical Response, Inc., 7.38%, due 10/1/2032	1,628,194 (a)
440,000	HAH Group Holding Co. LLC, 9.75%, due 10/1/2031	399,300 (a)
LifePoint Health, Inc.
430,000	10.00%, due 6/1/2032	412,829 (a)
900,000	7.00%, due 5/1/2034	840,636 (a)
Molina Healthcare, Inc.
940,000	6.50%, due 2/15/2031	948,643 (a)
1,480,000	6.25%, due 1/15/2033	1,463,524 (a)
395,000	National Mentor Holdings, Inc., 10.50%, due 12/15/2030	416,588 (a)
640,000	Select Medical Corp., 6.25%, due 12/1/2032	614,728 (a)
2,030,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	2,036,322 (a)
645,000	TEAM Services Holding, Inc., 9.00%, due 2/15/2033	653,190 (a)
1,345,000	Tenet Healthcare Corp., 6.00%, due 11/15/2033	1,349,302 (a)
16,259,270
Home Builders 0.9%
K Hovnanian Enterprises, Inc.
820,000	8.00%, due 4/1/2031	835,850 (a)
350,000	8.38%, due 10/1/2033	355,673 (a)
395,000	LGI Homes, Inc., 7.00%, due 11/15/2032	385,019 (a)
1,075,000	Mattamy Group Corp., 6.00%, due 12/15/2033	1,023,265 (a)
Shea Homes LP/Shea Homes Funding Corp.
670,000	4.75%, due 2/15/2028	660,899
445,000	4.75%, due 4/1/2029	432,236
3,692,942
Home Furnishings 0.4%
Whirlpool Corp.
190,000	6.13%, due 6/15/2030	172,651
975,000	7.50%, due 7/1/2031	968,912 (a)
660,000	7.88%, due 7/1/2034	623,964 (a)
1,765,527
Housewares 0.1%
Newell Brands, Inc.
405,000	8.50%, due 6/1/2028	422,713 (a)
160,000	6.63%, due 9/15/2029	161,924
584,637
Insurance 1.9%
245,000	Acrisure LLC/Acrisure Finance, Inc., 7.50%, due 11/6/2030	236,954 (a)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
700,000	6.50%, due 10/1/2031	699,409 (a)
825,000	7.38%, due 10/1/2032	829,628 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Insurance – cont'd
$785,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, due 7/15/2033	$767,220 (a)
1,075,000	Broadstreet Partners Group LLC, 5.88%, due 4/15/2029	1,051,081 (a)
HUB International Ltd.
2,095,000	7.25%, due 6/15/2030	2,157,157 (a)
1,330,000	7.38%, due 1/31/2032	1,360,257 (a)
1,085,000	USI, Inc., 7.50%, due 1/15/2032	1,107,341 (a)
8,209,047
Internet 0.5%
Wayfair LLC
680,000	7.25%, due 10/31/2029	700,254 (a)
575,000	6.75%, due 11/15/2032	585,356 (a)
655,000	7.13%, due 5/31/2034	672,875 (a)
1,958,485
Investment Companies 0.2%
1,095,000	FS KKR Capital Corp., 3.13%, due 10/12/2028	1,029,300
Iron - Steel 1.0%
Cleveland-Cliffs, Inc.
735,000	6.88%, due 11/1/2029	742,839 (a)
540,000	7.50%, due 9/15/2031	551,117 (a)
610,000	7.00%, due 3/15/2032	611,278 (a)
1,180,000	Hybar LLC, 7.38%, due 7/1/2034	1,184,430 (a)
Mineral Resources Ltd.
1,085,000	7.00%, due 4/1/2031	1,116,538 (a)
20,000	6.25%, due 5/1/2034	19,493 (a)
4,225,695
Leisure Time 1.0%
165,000	Acushnet Co., 5.63%, due 12/1/2033	161,781 (a)
145,000	Gaia Purchaser, Inc., 7.63%, due 7/15/2033	145,446 (a)
1,185,000	Lindblad Expeditions LLC, 7.00%, due 9/15/2030	1,219,889 (a)
425,000	NCL Corp. Ltd., 6.75%, due 2/1/2032	416,569 (a)
1,670,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	1,646,811 (a)
490,000	Sabre Financial Borrower LLC, 11.13%, due 6/15/2029	515,541 (a)
4,106,037
Lodging 1.2%
220,000	Boyd Gaming Corp., 4.75%, due 12/1/2027	218,828
1,300,000	Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, due 1/15/2032	1,302,983 (a)
1,580,000	Marriott Ownership Resorts, Inc., 6.50%, due 10/1/2033	1,553,832 (a)
Travel & Leisure Co.
1,395,000	6.25%, due 6/1/2031	1,397,146 (a)
675,000	6.13%, due 9/1/2033	662,833 (a)
5,135,622
Machinery - Construction & Mining 0.9%
1,532,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	1,622,599 (a)
Terex Corp.
885,000	5.00%, due 5/15/2029	872,602 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Machinery - Construction & Mining – cont'd
$1,400,000	6.25%, due 10/15/2032	$1,405,025 (a)
3,900,226
Machinery - Diversified 0.6%
1,540,000	Columbus McKinnon Corp., 7.13%, due 2/1/2033	1,551,550 (a)
1,155,000	Lsf12 Helix Parent LLC, 7.13%, due 2/1/2033	1,130,790 (a)
2,682,340
Media 5.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
585,000	5.00%, due 2/1/2028	577,535 (a)
850,000	6.38%, due 9/1/2029	844,624 (a)
895,000	4.75%, due 3/1/2030	836,221 (a)
1,135,000	4.25%, due 2/1/2031	1,004,622 (a)
545,000	7.38%, due 3/1/2031	542,865 (a)
220,000	4.75%, due 2/1/2032	192,234 (a)
665,000	4.50%, due 5/1/2032	573,487
420,000	7.00%, due 2/1/2033	402,499 (a)
555,000	4.50%, due 6/1/2033	472,188 (a)
460,000	4.25%, due 1/15/2034	375,584 (a)
375,000	7.38%, due 2/1/2036	356,509 (a)
CSC Holdings LLC
530,000	5.50%, due 4/15/2027	328,208 (a)
565,000	5.38%, due 2/1/2028	327,466 (a)
745,000	7.50%, due 4/1/2028	172,392 (a)
830,000	11.25%, due 5/15/2028	482,062 (a)
1,075,000	11.75%, due 1/31/2029	615,337 (a)
530,000	6.50%, due 2/1/2029	300,073 (a)
1,135,000	5.75%, due 1/15/2030	244,025 (a)
415,000	4.50%, due 11/15/2031	229,871 (a)
620,000	Discovery Communications LLC, 4.13%, due 5/15/2029	609,150
Discovery Global Holdings, Inc.
1,755,000	4.28%, due 3/15/2032	1,559,440
1,260,000	5.05%, due 3/15/2042	875,700
370,000	5.14%, due 3/15/2052	235,161
DISH DBS Corp.
1,270,000	7.38%, due 7/1/2028	1,215,390
890,000	5.75%, due 12/1/2028	858,850 (a)
710,000	5.13%, due 6/1/2029	643,438
984,264	EchoStar Corp., 6.75% Cash/6.75% PIK, due 11/30/2030	998,241 (d)
McGraw-Hill Education, Inc.
285,000	8.00%, due 8/1/2029	282,648 (a)
700,000	7.38%, due 9/1/2031	708,848 (a)
555,000	Midcontinent Communications, 8.00%, due 8/15/2032	471,326 (a)
555,000	Nexstar Media, Inc., 6.50%, due 9/15/2033	552,155 (a)
Paramount Global
425,000	7.88%, due 7/30/2030	443,090
575,000	4.95%, due 1/15/2031	526,931
220,000	4.20%, due 5/19/2032	187,068
450,000	4.38%, due 3/15/2043	275,129
395,000	5.85%, due 9/1/2043	280,013
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Media – cont'd
$425,000	4.90%, due 8/15/2044	$264,465
370,000	Sirius XM Radio LLC, 5.50%, due 7/1/2029	368,313 (a)
Space Exploration Technologies Corp.
460,000	5.35%, due 7/15/2031	447,732 (a)
660,000	5.65%, due 7/15/2033	632,298 (a)
410,000	Virgin Media Secured Finance PLC, 5.50%, due 5/15/2029	368,082 (a)
21,681,270
Mining 1.9%
645,000	Capstone Copper Corp., 6.75%, due 3/31/2033	646,448 (a)
1,270,000	Century Aluminum Co., 6.88%, due 8/1/2032	1,289,688 (a)
250,000	Constellium SE, 5.63%, due 6/15/2028	249,081 (a)
First Quantum Minerals Ltd.
800,000	8.00%, due 3/1/2033	831,246 (a)
390,000	7.25%, due 2/15/2034	397,272 (a)
Novelis Corp.
840,000	4.75%, due 1/30/2030	807,364 (a)
830,000	6.88%, due 1/30/2030	851,600 (a)
1,380,000	Skeena Resources Ltd., 8.50%, due 4/1/2031	1,440,813 (a)
1,625,000	Trekor Metals Ltd., 8.25%, due 5/1/2030	1,688,594 (a)
8,202,106
Miscellaneous Manufacturer 1.2%
1,235,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	1,245,567 (a)
Avient Corp.
1,325,000	7.13%, due 8/1/2030	1,344,638 (a)
480,000	6.25%, due 11/1/2031	483,531 (a)
450,000	Axon Enterprise, Inc., 6.25%, due 3/15/2033	456,375 (a)
1,478,125	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	1,506,533 (a)(d)
5,036,644
Oil & Gas 4.5%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
1,135,000	5.88%, due 6/30/2029	1,131,002 (a)
350,000	6.63%, due 10/15/2032	351,860 (a)
1,730,000	Beusa Investments LLC, 7.00%, due 8/1/2031	1,690,850 (a)
355,000	BKV Upstream Midstream LLC, 7.50%, due 10/15/2030	354,561 (a)
Borr IHC Ltd./Borr Finance LLC
400,000	8.75%, due 1/15/2032	391,380 (a)
400,000	9.00%, due 1/15/2034	391,829 (a)
Caturus Energy LLC
1,645,000	8.50%, due 2/15/2030	1,703,802 (a)
540,000	7.13%, due 5/15/2031	535,311 (a)
Crescent Energy Finance LLC
400,000	7.63%, due 4/1/2032	404,219 (a)
500,000	7.38%, due 1/15/2033	502,258 (a)
180,000	8.38%, due 1/15/2034	185,724 (a)
Hilcorp Energy I LP/Hilcorp Finance Co.
460,000	6.25%, due 11/1/2028	461,361 (a)
457,000	5.75%, due 2/1/2029	456,106 (a)
1,030,000	6.00%, due 4/15/2030	1,019,211 (a)
443,000	6.00%, due 2/1/2031	431,837 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Oil & Gas – cont'd
$1,210,000	Infinity Natural Resources LLC, 7.63%, due 4/1/2031	$1,207,098 (a)
Matador Resources Co.
885,000	6.50%, due 4/15/2032	883,344 (a)
345,000	6.25%, due 4/15/2033	339,475 (a)
720,000	6.00%, due 4/15/2034	696,374 (a)
345,000	Northern Oil & Gas, Inc., 7.88%, due 10/15/2033	345,247 (a)
955,000	Permian Resources Operating LLC, 7.00%, due 1/15/2032	988,614 (a)
555,000	SM Energy Co., 8.63%, due 11/1/2030	582,605 (a)
215,000	Sunoco LP, 7.00%, due 5/1/2029	219,682 (a)
685,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	670,200 (a)
Transocean International Ltd.
1,265,000	8.25%, due 5/15/2029	1,304,419 (a)
35,000	8.50%, due 5/15/2031	36,501 (a)
825,000	7.88%, due 10/15/2032	859,289 (a)
750,000	Validus Energy II Midcon LLC, 8.00%, due 8/1/2031	746,609 (a)
18,890,768
Oil & Gas Services 2.4%
1,075,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 9/1/2032	1,090,393 (a)
Kodiak Gas Services LLC
775,000	6.50%, due 10/1/2033	773,997 (a)
845,000	6.75%, due 10/1/2035	851,418 (a)
1,450,000	Oceaneering International, Inc., 6.88%, due 7/15/2034	1,483,659 (a)
715,000	SESI LLC, 7.88%, due 9/30/2030	723,455 (a)
1,420,000	Star Holding LLC, 8.75%, due 8/1/2031	1,450,161 (a)
USA Compression Partners LP/USA Compression Finance Corp.
1,175,000	7.13%, due 3/15/2029	1,200,318 (a)
845,000	6.25%, due 10/1/2033	831,557 (a)
WBI Operating LLC
1,025,000	6.25%, due 10/15/2030	1,024,815 (a)
840,000	6.50%, due 10/15/2033	838,505 (a)
10,268,278
Packaging & Containers 3.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2,415,000	4.00%, due 9/1/2029	2,292,693 (a)
385,000	6.25%, due 1/30/2031	387,596 (a)
Clydesdale Acquisition Holdings, Inc.
440,000	6.88%, due 1/15/2030	436,217 (a)
245,000	6.75%, due 4/15/2032	233,314 (a)
Mauser Packaging Solutions Holding Co.
1,090,000	7.88%, due 4/15/2030	1,111,691 (a)
2,615,000	9.25%, due 4/15/2030	2,591,867 (a)
Sword Purchaser LLC
1,225,000	8.25%, due 4/15/2033	1,252,973 (a)
765,000	10.50%, due 4/15/2034	790,849 (a)
1,035,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 5/15/2030	934,868 (a)
935,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	913,231 (a)
Trivium Packaging Finance BV
1,121,000	8.25%, due 7/15/2030	1,184,995 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Packaging & Containers – cont'd
$1,045,000	12.25%, due 1/15/2031	$1,156,369 (a)
13,286,663
Pharmaceuticals 1.1%
2,668,000	1261229 BC Ltd., 10.00%, due 4/15/2032	2,727,358 (a)
Bausch Health Cos., Inc.
640,000	5.00%, due 1/30/2028	579,686 (a)
402,000	4.88%, due 6/1/2028	373,871 (a)
185,000	11.00%, due 9/30/2028	189,016 (a)
180,000	5.00%, due 2/15/2029	137,700 (a)
75,000	5.25%, due 1/30/2030	50,812 (a)
325,000	Grifols SA, 4.75%, due 10/15/2028	317,100 (a)
175,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, due 5/15/2034	186,690 (a)
4,562,233
Pipelines 6.8%
1,230,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 2/1/2032	1,251,878 (a)
CQP Holdco LP/BIP-V Chinook Holdco LLC
480,000	5.50%, due 6/15/2031	467,347 (a)
710,000	7.50%, due 12/15/2033	744,107 (a)
Energy Transfer LP
315,000	8.00%, due 5/15/2054	330,580 (e)
165,000	7.13%, due 10/1/2054	168,493 (e)
445,000	6.50%, due 2/15/2056	445,049 (e)
825,000	Excelerate Energy LP, 8.00%, due 5/15/2030	864,338 (a)
Genesis Energy LP/Genesis Energy Finance Corp.
1,035,000	8.25%, due 1/15/2029	1,067,367
702,000	7.88%, due 5/15/2032	725,049
565,000	8.00%, due 5/15/2033	587,779
370,000	6.75%, due 3/15/2034	369,031
Global Partners LP/GLP Finance Corp.
730,000	8.25%, due 1/15/2032	761,010 (a)
695,000	7.13%, due 7/1/2033	703,809 (a)
2,050,000	Golar LNG Ltd., 7.50%, due 10/2/2030	2,092,324 (a)
1,175,000	Harvest Midstream I LP, 6.75%, due 5/15/2034	1,179,678 (a)
Howard Midstream Energy Partners LLC
1,695,000	7.38%, due 7/15/2032	1,752,062 (a)
290,000	6.63%, due 1/15/2034	293,235 (a)
650,000	6.63%, due 1/15/2035	649,644 (a)
220,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	220,244 (a)
NGL Energy Operating LLC/NGL Energy Finance Corp.
1,605,000	8.13%, due 2/15/2029	1,645,258 (a)
305,000	8.38%, due 2/15/2032	317,165 (a)
Rockies Express Pipeline LLC
620,000	6.75%, due 3/15/2033	630,350 (a)
530,000	7.50%, due 7/15/2038	557,159 (a)
745,000	6.88%, due 4/15/2040	749,237 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
660,000	7.38%, due 2/15/2029	675,004 (a)
430,000	6.00%, due 12/31/2030	426,928 (a)
415,000	6.75%, due 3/15/2034	417,578 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Pipelines – cont'd
$715,000	Venture Global Calcasieu Pass LLC, 6.00%, due 5/1/2036	$706,648 (a)
Venture Global LNG, Inc.
1,110,000	9.50%, due 2/1/2029	1,188,166 (a)
470,000	9.00%, due 9/30/2029	468,111 (a)(e)(g)
760,000	7.00%, due 1/15/2030	772,089 (a)
900,000	8.38%, due 6/1/2031	930,418 (a)
445,000	6.38%, due 12/15/2034	433,394 (a)
445,000	6.63%, due 6/15/2036	436,128 (a)
Venture Global Plaquemines LNG LLC
885,000	6.13%, due 12/15/2030	899,021 (a)
547,000	7.50%, due 5/1/2033	593,505 (a)
735,000	6.50%, due 1/15/2034	758,418 (a)
230,000	6.50%, due 6/15/2034	237,206 (a)
743,000	7.75%, due 5/1/2035	823,431 (a)
410,000	6.75%, due 1/15/2036	429,145 (a)
28,767,383
Real Estate 0.1%
500,000	Greystar Real Estate Partners LLC, 7.75%, due 9/1/2030	517,544 (a)
Real Estate Investment Trusts 3.3%
Blackstone Mortgage Trust, Inc.
1,565,000	7.75%, due 12/1/2029	1,617,293 (a)
515,000	6.25%, due 6/1/2031	492,400 (a)
Brandywine Operating Partnership LP
925,000	8.88%, due 4/12/2029	969,483
115,000	6.13%, due 1/15/2031	110,532
615,000	EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, due 9/30/2030	610,717 (a)
215,000	Iron Mountain, Inc., 7.00%, due 2/15/2029	218,408 (a)
85,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, due 7/15/2031	87,858 (a)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
1,055,000	5.88%, due 10/1/2028	1,053,577 (a)
755,000	7.00%, due 2/1/2030	767,204 (a)
845,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	852,866 (a)
630,000	RHP Hotel Properties LP/RHP Finance Corp., 6.50%, due 6/15/2033	640,998 (a)
470,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	447,692 (a)
1,360,000	Service Properties Trust, 8.63%, due 11/15/2031	1,429,202 (a)
Starwood Property Trust, Inc.
785,000	5.25%, due 10/15/2028	778,005 (a)
170,000	7.25%, due 4/1/2029	175,168 (a)
625,000	5.88%, due 8/15/2029	626,047 (a)
1,250,000	6.50%, due 7/1/2030	1,269,543 (a)
780,000	6.50%, due 10/15/2030	790,746 (a)
530,000	6.13%, due 6/1/2031	528,745 (a)
635,000	XHR LP, 4.88%, due 6/1/2029	618,634 (a)
14,085,118
Retail 4.1%
Advance Auto Parts, Inc.
1,250,000	7.00%, due 8/1/2030	1,280,794 (a)
1,465,000	7.38%, due 8/1/2033	1,512,070 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Retail – cont'd
Bath & Body Works, Inc.
$104,000	7.50%, due 6/15/2029	$105,421
430,000	6.63%, due 10/1/2030	436,951 (a)
285,000	6.88%, due 11/1/2035	288,170
235,000	6.75%, due 7/1/2036	232,403
1,205,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	1,260,328 (a)
590,000	Group 1 Automotive, Inc., 6.38%, due 1/15/2030	592,716 (a)
LCM Investments Holdings II LLC
480,000	4.88%, due 5/1/2029	468,215 (a)
1,000,000	8.25%, due 8/1/2031	1,041,836 (a)
800,000	Macy's Retail Holdings LLC, 7.38%, due 8/1/2033	832,472 (a)
Michaels Cos., Inc.
1,320,000	8.50%, due 3/15/2033	1,307,627 (a)
525,000	11.00%, due 3/15/2034	513,920 (a)
250,000	Nordstrom, Inc., 4.38%, due 4/1/2030	238,933
835,000	Petco Health & Wellness Co., Inc., 8.25%, due 2/1/2031	837,668 (a)
PetSmart LLC/PetSmart Finance Corp.
1,180,000	7.50%, due 9/15/2032	1,192,281 (a)
425,000	10.00%, due 9/15/2033	422,839 (a)
QXO Building Products, Inc.
605,000	6.50%, due 7/15/2031	607,453 (a)
1,790,000	6.75%, due 4/30/2032	1,828,056 (a)
300,000	6.88%, due 7/15/2034	300,448 (a)
380,000	Staples, Inc., 10.75%, due 9/1/2029	363,604 (a)
1,435,000	White Cap Supply Holdings LLC, 7.38%, due 11/15/2030	1,445,692 (a)
17,109,897
Semiconductors 0.1%
465,000	Amkor Technology, Inc., 5.88%, due 10/1/2033	452,311 (a)
Software 2.5%
695,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	676,154 (a)
Cloud Software Group LLC
1,695,000	6.50%, due 3/31/2029	1,656,291 (a)
575,000	9.00%, due 9/30/2029	563,357 (a)
CoreWeave, Inc.
990,000	9.00%, due 2/1/2031	893,667 (a)
365,000	9.75%, due 10/1/2031	331,187 (a)
630,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	605,810 (a)
Fair Isaac Corp.
820,000	6.00%, due 5/15/2033	793,643 (a)
670,000	6.25%, due 9/15/2034	647,255 (a)
OAK-Eagle Acquireco, Inc.
1,595,000	7.25%, due 7/1/2033	1,652,696 (a)
765,000	8.75%, due 7/1/2034	805,918 (a)
1,775,000	UKG, Inc., 6.88%, due 2/1/2031	1,739,079 (a)
10,365,057
Telecommunications 7.4%
Altice France SA
483,293	9.50%, due 11/1/2029	490,085 (a)
1,086,942	6.88%, due 10/15/2030	1,061,253 (a)
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Telecommunications – cont'd
$515,000	6.50%, due 10/15/2031	$496,965 (a)
90,000	6.50%, due 4/15/2032	87,114 (a)
446,971	6.88%, due 7/15/2032	433,919 (a)
855,000	APLD ComputeCo 2 LLC, 6.75%, due 3/15/2031	835,770 (a)
2,560,000	Black Pearl Compute LLC, 6.13%, due 2/15/2031	2,555,709 (a)
785,000	Cipher Compute LLC, 7.13%, due 11/15/2030	800,709 (a)
Fibercop SpA
764,000	6.38%, due 11/15/2033	750,469 (a)
305,000	6.00%, due 9/30/2034	293,918 (a)
839,000	7.20%, due 7/18/2036	851,526 (a)
2,100,000	Galaxy Helios Data Centers II LLC, 9.88%, due 8/1/2031	2,105,712 (a)
Iliad Holding SAS
650,000	7.00%, due 10/15/2028	651,572 (a)
475,000	7.00%, due 4/15/2032	479,106 (a)
Level 3 Financing, Inc.
660,000	6.88%, due 6/30/2033	667,887 (a)
1,570,000	7.00%, due 3/31/2034	1,597,032 (a)
840,000	8.50%, due 1/15/2036	873,921 (a)
305,000	7.50%, due 2/15/2037	302,925 (a)
420,000	Lumen Technologies, Inc., 4.50%, due 1/15/2029	399,000 (a)
2,890,000	Meridian Arc Holdco LLC, 6.25%, due 4/30/2031	2,776,807 (a)
2,295,000	PR RNO Property Owner 1 LLC, 6.50%, due 5/1/2031	2,161,016 (a)
60,000	Rogers Communications, Inc., 7.13%, due 4/15/2055	60,555 (e)
2,025,000	Stingray Compute LLC, 6.00%, due 6/15/2031	1,975,542 (a)
2,355,000	SV RNO Property Owner 1 LLC, 5.88%, due 3/1/2031	2,186,843 (a)
605,000	Telecom Italia Capital SA, 7.72%, due 6/4/2038	676,774
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
1,010,000	6.50%, due 2/15/2029	996,125 (a)
390,000	8.63%, due 6/15/2032	398,292 (a)
965,000	Uniti Services LLC, 7.50%, due 10/15/2033	986,119 (a)
520,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 7/15/2031	411,085 (a)
1,445,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	1,504,287 (a)
640,000	Yondr JK 1 LLC, 6.88%, due 6/30/2031	609,545 (a)
Zayo Group Holdings, Inc.
474,704	5.75% Cash/0.50% PIK, due 3/9/2030	474,111 (a)(d)
287,731	7.13% Cash/1.88% PIK, due 9/9/2030	281,976 (a)(d)
31,233,669
Transportation 0.6%
895,000	PODS LLC, 8.75%, due 5/15/2031	852,450 (a)
1,785,000	XPO, Inc., 7.13%, due 2/1/2032	1,840,313 (a)
2,692,763
Trucking & Leasing 0.2%
FTAI Aviation Investors LLC
300,000	7.88%, due 12/1/2030	312,577 (a)
670,000	7.00%, due 5/1/2031	688,618 (a)
1,001,195
Total Corporate Bonds (Cost $399,723,952)		399,574,701
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value

Loan Assignments(b) 2.6%
Capital Markets 0.5%
$858,870	Focus Financial Partners LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 9/15/2031	$846,905 (f)(h)
753,382	Galaxy U.S. Opco, Inc., Term Loan, (3 mo. USD Term SOFR + 2.00%), 5.82%, due 7/31/2030	691,936 (d)(f)
443,826	Jane Street Group LLC, Term Loan B1, (3 mo. USD Term SOFR + 2.00%), 5.67%, due 12/15/2031	441,869
		1,980,710
Electronic Equipment, Instruments & Components 0.1%
450,000	VM Consolidated, Inc., Term Loan, (1 mo. USD Term SOFR), 0.00%, due 10/1/2032	424,409 (f)(h)
Food Products 0.1%
448,872	Froneri Lux Finco SARL, Term Loan B6, (6 mo. USD Term SOFR + 2.50%), 6.45%, due 9/30/2032	446,215
Health Care Providers & Services 0.5%
1,174,100	Aveanna Healthcare LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.73%, due 9/17/2032	1,178,773
956,956	National Mentor Holdings, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 6.00%), 9.73%, due 12/12/2030	963,836
		2,142,609
Hotels, Restaurants & Leisure 0.8%
448,875	Allwyn Entertainment Financing U.S. LLC, First Lien Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.32%, due 11/24/2032	444,050
	Catawba Nation Gaming Authority
635,000	Term Loan B, (3 mo. USD Term SOFR), 0.00%, due 3/29/2032	637,064 (f)(h)
1,245,000	Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.57%, due 3/29/2032	1,249,046
625,000	Gaia Purchaser, Inc., Term Loan B, (1 mo. USD Term SOFR), 0.00%, due 6/25/2033	623,437 (f)(h)
448,858	SeaWorld Parks & Entertainment, Inc., Term Loan B3, (1 mo. USD Term SOFR + 2.00%), 5.73%, due 12/4/2031	445,119
		3,398,716
Insurance 0.1%
443,879	Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 9/19/2031	441,913
IT Services 0.2%
855,000	Ahead DB Holdings LLC, Term Loan B4, (3 mo. USD Term SOFR), 0.00%, due 2/3/2031	846,809 (f)(h)
Machinery 0.1%
294,293	Engineered Machinery Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.49%, due 11/26/2032	294,988
Media 0.2%
1,132,788	Discovery Global Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.23%, due 6/3/2033	1,133,502
Total Loan Assignments (Cost $11,062,059)		11,109,871
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Common Stocks 0.1%
Diversified Telecommunication Services 0.1%
15,890	Luxco Co. Ltd. (Cost $340,495)	$303,951 *

Short-Term Investments 2.6%
Investment Companies 2.6%
11,263,410	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.68%(i) (Cost $11,263,410)	11,263,410
Total Investments 100.3% (Cost $423,639,916)		423,501,933
Liabilities Less Other Assets (0.3)%		(1,425,766)
Net Assets 100.0%		$422,076,167

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale.
At July 31, 2026, these securities amounted to $365,048,930, which represents 86.5% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2026 and changes periodically.
(c)	When-issued security. Total value of all such securities at July 31, 2026 amounted to $4,920,079, which represents 1.2% of net assets of the Fund.
(d)	Payment-in-kind (PIK) security.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(f)	All or a portion of this security was purchased on a delayed delivery basis.
(g)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(h)	All or a portion of this security had not settled as of July 31, 2026 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(i)	Represents 7-day effective yield as of July 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$371,319,247	88.0%
Canada	12,631,686	3.0%
France	5,625,905	1.3%
Germany	3,157,242	0.7%
Italy	2,572,687	0.6%
Luxembourg	2,343,902	0.6%
Cayman Islands	2,342,118	0.6%
Netherlands	2,341,364	0.5%
Republic of Cameroon	2,092,324	0.5%
United Kingdom	1,699,647	0.4%
Japan	1,341,155	0.3%
Finland	1,306,388	0.3%
Zambia	1,228,518	0.3%
Australia	1,136,031	0.3%
Mexico	783,209	0.2%
Spain	317,100	0.1%
Short-Term Investments and Other Liabilities—Net	9,837,644	2.3%
	$422,076,167	100.0%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Asset-Backed Securities#	$—	$1,250,000	$—	$1,250,000
Corporate Bonds#	—	399,574,701	—	399,574,701
Loan Assignments#	—	11,109,871	—	11,109,871
Common Stocks#	—	303,951	—	303,951
Short-Term Investments	—	11,263,410	—	11,263,410
Total Investments	$—	$423,501,933	$—	$423,501,933

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2026:

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2026:

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)
July 31, 2026

Principal Amount		Value
Municipal Notes 101.5%
Alabama 4.6%
	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 7)
$200,000	Series 2021-C-1, 4.00%, due 12/1/2026 Pre-Refunded 9/1/2026	$201,568
330,000	Series 2021-C-1, 4.00%, due 10/1/2052 Pre-Refunded 9/1/2026	332,535
	Black Belt Energy Gas District Revenue
135,000	Series 2024-B, 5.00%, due 10/1/2055 Putable 9/1/2032	139,835
2,000,000	Series 2024-D, 5.00%, due 3/1/2055 Putable 11/1/2034	2,071,878
	Black Belt Energy Gas District Revenue (Gas Project)
1,000,000	Series 2025-G, 5.00%, due 10/1/2035	1,030,614
1,505,000	Series 2026-G, 5.00%, due 6/1/2031	1,570,639
	Energy Southeast A Cooperative District Revenue
3,380,000	Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	3,583,704
775,000	Series 2026-A-1, 5.00%, due 4/1/2034	800,210 (a)
565,000	Fort Payne City General Obligation (School Warrants), Series 2018-B, (AG), 5.00%, due 5/1/2027	574,150
300,000	Gadsden General Obligation (Warrants), Series 2025-A, (BAM), 5.00%, due 10/1/2050	310,677
1,000,000	Southeast Alabama Gas Supply District Revenue Refunding, Series 2024, 5.00%, due 6/1/2049 Putable 5/1/2032	1,037,661
	Southeast Energy Authority A Cooperative District Revenue
750,000	Series 2025-D, 5.00%, due 9/1/2035	794,427
2,135,000	Series 2025-E, 5.00%, due 10/1/2030	2,263,059
440,000	Series 2025-H, 5.00%, due 11/1/2035	455,295
		15,166,252
Arizona 1.1%
500,000	Maricopa County Industrial Development Authority Education Revenue Refunding (Paradise School Project Paragon Management, Inc.), Series 2016, 5.00%, due 7/1/2036	500,006 (b)
500,000	Phoenix Industrial Development Authority Education Revenue Refunding (Great Hearts Academies), Series 2016-A, 5.00%, due 7/1/2046	488,988
460,000	Pima County Industrial Development Authority Education Revenue Refunding (American Leadership Academy Project), Series 2015, 5.38%, due 6/15/2035	459,986 (b)
1,000,000	Salt River Project Agricultural Improvement & Power District Revenue, Series 2025-C, 5.25%, due 1/1/2055	1,050,487
1,500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	1,229,817 (b)
		3,729,284
Arkansas 0.7%
550,000	Benton Washington Regional Public Water Authority Revenue (Green Bond), Series 2022, (BAM), 4.00%, due 10/1/2033	558,398
675,000	Mountain Home Arkansas Sales & Use Tax Revenue, Series 2021-B, 2.00%, due 9/1/2038	491,778
315,000	Russellville Water & Sewer Revenue, Series 2018, (AG), 4.00%, due 7/1/2028	315,305
800,000	Searcy City Sales & Use Tax Revenue, Series 2024, 5.00%, due 11/1/2029	842,646
		2,208,127
California 3.5%
25,000	Bay Area Toll Authority Toll Bridge Revenue Refunding, Series 2026-F-1, 5.00%, due 4/1/2043	28,429
	California Community Choice Financing Authority Revenue (Clean Energy Project)
400,000	Series 2026-B, 5.00%, due 3/1/2036	410,451
2,690,000	Series 2026-F, 5.00%, due 6/1/2036	2,863,115
	California Housing Finance Agency Municipal Certificate
1,298,178	Series 2019-2, 4.00%, due 3/20/2033	1,307,925
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
California – cont'd
$824,421	Series 2019-A, 4.25%, due 1/15/2035	$838,222
250,000	California Municipal Finance Authority Charter School Lease Revenue (Santa Rosa Academy Project), Series 2015, 5.13%, due 7/1/2035	250,007 (b)
400,000	California Municipal Finance Authority Charter School Revenue (John Adams Academics Project), Series 2019-A, 5.00%, due 10/1/2049	367,283 (b)
500,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	500,082 (b)
400,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	400,114 (b)
300,000	California Municipal Finance Authority Revenue (Northbay Healthcare Group), Series 2017-A, 5.25%, due 11/1/2036	300,349
940,000	California Municipal Finance Authority Revenue (Olive Park Apartments), Series 2026-A, 2.95%, due 9/1/2056 Putable 8/1/2029	931,497
245,111	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	2 (b)(c)
500,000	California State School Finance Authority Charter School Revenue (Downtown College Prep-Obligation Group), Series 2016, 4.75%, due 6/1/2036	300,000 (b)(c)
600,000	California State School Finance Authority Charter School Revenue (Rocketship Education), Series 2016-A, 5.00%, due 6/1/2031	586,132 (b)
25,000	California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series 2004-MR, 5.00%, due 4/1/2038 Putable 11/1/2029	26,512
400,000	California Statewide Communities Development Authority Revenue Refunding (Lancer Education Student Housing Project), Series 2016-A, 5.00%, due 6/1/2036	400,100 (b)
400,000	Chino Valley Unified School District General Obligation, Series 2020-B, (AG), 3.38%, due 8/1/2050	322,002
535,000	Contra Costa County Redevelopment Agency Successor Agency Tax Allocation Refunding, Series 2017-A, (BAM), 5.00%, due 8/1/2032	545,246
280,000	Fresno Joint Power Financing Authority Lease Revenue Refunding (Master Lease Project), Series 2017-A, (AG), 5.00%, due 4/1/2032	283,884
760,000	Los Angeles Department of Water & Power Revenue Refunding, Series 2024-C, 5.00%, due 7/1/2037	816,726
		11,478,078
Colorado 1.0%
1,245,000	Colorado Health Facilities Authority Revenue Refunding (Children's Hospital), (LOC: TD Bank N.A.), Series 2020-A, 3.05%, due 12/1/2052	1,245,000 (d)
270,000	Colorado State Certificate of Participation (Health Sciences Facilities), Series 2024-A, 5.00%, due 11/1/2053	275,439
360,000	Denver City & County School District No. 1 General Obligation, Series 2025-A, (ST AID WITHHLDG), 5.25%, due 12/1/2041	396,571
40,000	Denver Health & Hospital Authority Healthcare Revenue Refunding, Series 2019-A, 4.00%, due 12/1/2037	37,144
125,000	Platte River Metropolitan District General Obligation Refunding, Series 2023-A, 6.50%, due 8/1/2053	126,915 (b)
495,000	Pueblo Urban Renewal Authority Tax Increment Revenue (Evraz Project), Series 2021-A, 4.75%, due 12/1/2045	474,262 (b)
500,000	Vail Home Partners Corp. Revenue, Series 2025, 6.00%, due 10/1/2064	513,701 (b)
250,000	Westminster Public Schools Certificate of Participation, Series 2019, (AG), 5.00%, due 12/1/2030	260,977
		3,330,009
Connecticut 0.7%
440,000	Connecticut State Health & Educational Facilities Authority Revenue (Hartford Healthcare Energy Project), Series 2026-A, 5.00%, due 8/1/2040	474,084
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Connecticut – cont'd
$1,045,000	Connecticut State Special Tax Revenue (Transportation Infrastructure), Series 2024-A-2, 5.00%, due 7/1/2038	$1,143,851
500,000	Stamford Housing Authority Revenue Refunding (Mozaic Concierge Living Project), Series 2025-A, 6.25%, due 10/1/2060	505,216
		2,123,151
District of Columbia 1.3%
1,925,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2020-DBE-8070, 2.56%, due 8/1/2040	1,925,000 (b)(d)
1,650,000	District of Columbia General Obligation, Series 2019-A, 5.00%, due 10/15/2036	1,715,205
775,000	District of Columbia Revenue Refunding (Gallaudet University), Series 2021-A, 5.00%, due 4/1/2051	762,780
		4,402,985
Florida 3.1%
200,000	Capital Trust Agency Senior Living Revenue (H-Bay Ministries, Inc. Superior Residences-Third Tier), Series 2018-C, 7.50%, due 7/1/2053	7,600 (b)(c)
500,000	Capital Trust Agency Senior Living Revenue (Wonderful Foundations School Project), Series 2020-A-1, 5.00%, due 1/1/2055	421,715 (b)
175,000	City Of South Miami Health Facilities Authority, Inc. Revenue Refunding (Baptist Health South Florida Obligated Group), Series 2017, 5.00%, due 8/15/2029	178,500
650,000	Florida Development Finance Corp. Education Facilities Revenue Refunding (Pepin Academies, Inc.), Series 2016-A, 5.00%, due 7/1/2036	616,850
	Florida Development Finance Corp. Revenue (Tampa General Hospital Project)
75,000	Series 2024-A, 5.00%, due 8/1/2028	77,760
35,000	Series 2024-A, 5.00%, due 8/1/2029	36,760
440,000	Hillsborough County Industrial Development Authority Revenue Refunding (Baycare Health System), (LOC: TD Bank N.A.), Series 2020-B, 2.95%, due 11/1/2038	440,000 (d)
500,000	Lee County Airport Revenue, Series 2024, 5.25%, due 10/1/2054	507,810
500,000	Miami Beach Health Facilities Authority Revenue Refunding (Mount Sinai Medical Center of Florida), Series 2026-A, 5.00%, due 11/15/2035	548,517
1,200,000	Miami-Dade County Water & Sewer System Revenue, Series 2025-A, 5.00%, due 10/1/2055	1,227,917
	Palm Beach County Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)
40,000	Series 2019, 5.00%, due 8/15/2031	42,020
50,000	Series 2019, 5.00%, due 8/15/2034	52,100
10,000	Series 2019, 5.00%, due 8/15/2036	10,365
1,000,000	Palm Beach County Health Facilities Authority Revenue (Lifespace Communities, Inc.), Series 2026-B, 5.63%, due 5/15/2061	1,001,323
	Village Community Development District No. 13 Special Assessment Revenue
295,000	Series 2019, 3.00%, due 5/1/2029	289,805
935,000	Series 2019, 3.70%, due 5/1/2050	728,764
990,000	Village Community Development District No. 15 Special Assessment Revenue, Series 2024, 4.80%, due 5/1/2055	918,389 (b)
700,000	Village Community Development District No. 16 Special Assessment Revenue, Series 2025, 5.13%, due 5/1/2056	682,270
	Wildwood Utility Dependent District Revenue (Senior-South Sumter Utilities Project)
1,350,000	Series 2021, (BAM), 5.00%, due 10/1/2034	1,443,729
300,000	Series 2021, (BAM), 5.00%, due 10/1/2035	319,503
250,000	Series 2021, (BAM), 5.00%, due 10/1/2036	265,150
300,000	Series 2021, (BAM), 5.00%, due 10/1/2037	316,837
		10,133,684
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Georgia 4.9%
$300,000	Atlanta Development Authority Revenue (Westside Gulch Area Project), Series 2024-A, 5.50%, due 4/1/2039	$304,324 (b)
75,000	Cartersville Water & Sewer Revenue, Series 2026, 5.00%, due 6/1/2049	78,304
1,450,000	Georgia State Revenue Refunding (General Obligation), Series 2023-C, 5.00%, due 1/1/2033	1,616,599
	Main Street Natural Gas, Inc. Gas Supply Revenue
1,115,000	Series 2023-A, 5.00%, due 6/1/2053 Putable 6/1/2030	1,152,952
5,690,000	Series 2024-B, 5.00%, due 12/1/2054 Putable 3/1/2032	6,026,856
2,385,000	Series 2025-A, 5.00%, due 6/1/2055 Putable 6/1/2032	2,530,745
2,500,000	Monroe County Development Authority PCR Revenue Refunding (Georgia Power Co. Plant-Scherer Project), Series 2009, 1.00%, due 7/1/2049 Putable 8/21/2026	2,497,232
345,000	Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4 Project M Bonds), Series 2019-A, 5.00%, due 1/1/2032	355,530
250,000	Municipal Electric Authority of Georgia Revenue (Plant Vogtle Units 3 & 4 Project M Bonds), Series 2023-A, 5.50%, due 7/1/2064	254,103
1,000,000	Savannah Georgia Convention Center Authority Revenue (Convention Center Hotel-Second Tier), Series 2025-B, 6.25%, due 6/1/2061	1,006,281 (b)
150,000	Savannah Georgia Convention Center Authority Revenue (Convention Center Hotel-Third Tier), Series 2025-C, (AG), 5.00%, due 6/1/2058	150,360
		15,973,286
Hawaii 0.1%
250,000	Hawaii State Department of Budget & Finance Special Purpose Revenue Refunding, Series 2015-A, 5.00%, due 1/1/2035	241,666 (b)
Illinois 8.5%
170,000	Bureau County Township High School District No. 502 General Obligation, Series 2017-A, (BAM), 5.00%, due 12/1/2033 Pre-Refunded 12/1/2027	174,996
5,500,000	Chicago O'Hare International Airport Revenue, Series 2026-A, 5.25%, due 1/1/2061	5,626,381
200,000	Chicago O'Hare International Airport Special Facility Revenue (Trips Obligated Group), Series 2018, 5.00%, due 7/1/2048	196,476
	Cook County Community Consolidated School District No. 21 General Obligation (Wheeling School Building)
1,000,000	Series 2019-A, (AG), 4.00%, due 12/1/2035	1,001,873
880,000	Series 2020-A, (BAM), 5.00%, due 12/1/2030	917,831
3,340,000	Cook County Sales Tax Revenue Refunding, Series 2021-A, 5.00%, due 11/15/2031	3,574,227
750,000	Illinois Finance Authority Revenue (CenterPoint Joliet Terminal Railroad Project), Series 2010, 4.80%, due 12/1/2043 Putable 7/2/2035	761,308 (b)
635,000	Illinois Finance Authority Revenue (Government Program-Brookfield Lagrange Park School District No. 95 Project), Series 2018, 4.00%, due 12/1/2038	610,056
	Illinois Finance Authority Revenue (Government Program-E Prairie School District No. 73 Project)
965,000	Series 2018, (BAM), 5.00%, due 12/1/2029	992,369
35,000	Series 2018, (BAM), 4.00%, due 12/1/2042	32,670
50,000	Illinois Finance Authority Revenue Refunding (Carle Foundation), Series 2021-A, 5.00%, due 8/15/2033	53,285
425,000	Illinois Finance Authority Revenue Refunding (Rosalind Franklin University of Medicine & Science), Series 2017-A, 5.00%, due 8/1/2047	402,800
900,000	Illinois State Finance Authority Revenue (Downers Grove Community High School District No. 99 Project), Series 2019, 4.00%, due 12/15/2030	912,157
	Illinois State General Obligation
670,000	Series 2016, 4.00%, due 1/1/2031	670,216
3,605,000	Series 2017-D, 5.00%, due 11/1/2027	3,696,507
2,815,000	Series 2017-D, 5.00%, due 11/1/2028	2,883,078
800,000	Series 2020, 5.75%, due 5/1/2045	837,443
600,000	Series 2023-B, 5.00%, due 5/1/2028	620,649
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Illinois – cont'd
$400,000	Series 2025-E, 5.00%, due 9/1/2045	$409,643
	Peoria School District No. 150 General Obligation Refunding
395,000	Series 2020-A, (AG), 4.00%, due 12/1/2026	396,276
1,795,000	Series 2020-A, (AG), 4.00%, due 12/1/2027	1,800,821
975,000	Series 2020-A, (AG), 4.00%, due 12/1/2028	978,717
250,000	Southwestern Illinois Development Authority Revenue (East St. Louis School District No. 189 Project), Series 2026-B, (BAM), 5.50%, due 1/1/2047	263,171
		27,812,950
Indiana 3.4%
525,000	Fairfield School Building Corp. Revenue, Series 2021, (ST INTERCEPT), 3.00%, due 7/15/2028	521,246
500,000	Indiana Finance Authority Revenue (Indiana University Health), Series 2023-A, 5.00%, due 10/1/2053	507,673
6,000,000	Indiana Municipal Power Agency Revenue Refunding, (LOC: Truist Bank), Series 2019-B, 3.10%, due 1/1/2042	6,000,000 (d)
1,150,000	Indiana State Finance Authority Revenue Refunding (Greencroft Obligation Group), Series 2021-A, 4.00%, due 11/15/2043	1,022,192
1,550,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.00%, due 3/1/2053	1,593,591
400,000	IPS Multi-School Building Corp. Revenue (Green Bond), Series 2024, (ST INTERCEPT), 5.00%, due 7/15/2039	422,405
1,000,000	Northern Indiana Commuter Transportation District Revenue, Series 2024, 5.00%, due 1/1/2054	1,022,902
		11,090,009
Iowa 0.9%
655,000	Des Moines Metropolitan Wastewater Reclamation Authority Revenue, Series 2024-B, 5.00%, due 6/1/2037	696,609
	Iowa Finance Authority Revenue
300,000	(LOC: TD Bank N.A.), Series 2019-E, (FHLMC), (FNMA), (GNMA), 2.16%, due 1/1/2049	300,000 (d)
750,000	(LOC: TD Bank N.A.), Series 2020-E, (FHLMC), (FNMA), (GNMA), 2.16%, due 7/1/2049	750,000 (d)
1,050,000	Iowa Higher Education Loan Authority Revenue (Private College Des Moines University Project), Series 2020, 5.00%, due 10/1/2027	1,069,493
		2,816,102
Kansas 0.9%
100,000	Finney General Obligation, Series 2026-A, (BAM), 5.25%, due 10/1/2046	106,985
1,000,000	Garden City Revenue (Sports Of The World Bond Project), Series 2025, 5.38%, due 6/1/2039	994,543 (b)
600,000	Wichita Sales Tax Special Obligation Revenue (K-96 Greenwich Star Bond Project), Series 2026-A, 4.13%, due 9/1/2033	593,807 (b)
1,085,000	Wichita Sales Tax Special Obligation Revenue (River District Stadium Star Bond Project), Series 2018, 5.00%, due 9/1/2027	1,109,895
		2,805,230
Kentucky 3.2%
900,000	Berea Revenue (Berea College Project), Series 2003-B, 2.95%, due 6/1/2029	900,000 (d)
	Breathitt County School District Finance Corp. Revenue
210,000	Series 2021, (ST INTERCEPT), 2.00%, due 4/1/2027	207,724
615,000	Series 2021, (ST INTERCEPT), 2.00%, due 4/1/2029	583,421
480,000	Daviess County School District Finance Corp. Revenue, Series 2021-A, (ST INTERCEPT), 2.00%, due 12/1/2031	424,317
650,000	Green County School District Finance Corp., Series 2021, (ST INTERCEPT), 2.00%, due 10/1/2026	648,152
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Kentucky – cont'd
	Kentucky Bond Development Corp. Revenue (University of Kentucky Central Utility Plant Project)
$750,000	Series 2026-A, 5.50%, due 10/31/2056	$783,700
1,000,000	Series 2026-A, 5.00%, due 10/31/2058	981,885
405,000	Kentucky Economic Development Finance Authority Revenue (Senior Next Generation Information Highway Project), Series 2015-A, 4.00%, due 7/1/2029	405,176
1,000,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	986,996
900,000	Kentucky Municipal Power Agency Power System Revenue Refunding (Prairie Saint Project), Series 2019-A, 4.00%, due 9/1/2045	802,535
1,675,000	Kentucky Public Energy Authority Revenue, Series 2024-A, 5.00%, due 5/1/2055 Putable 7/1/2030	1,735,515
	Kentucky State Property & Building Commission Revenue (Project No.128)
785,000	Series 2023-A, 5.00%, due 11/1/2035	862,359
120,000	Series 2023-A, 5.50%, due 11/1/2043	130,493
1,000,000	Logan-Todd Regional Water Commission Revenue Refunding, Series 2016-A, (AG), 5.00%, due 7/1/2028	1,001,409
		10,453,682
Louisiana 1.4%
900,000	East Baton Rouge Parish School System General Obligation, Series 2025, (BAM), 5.00%, due 3/1/2045	935,718
228,953	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Lafourche Parish Gomesa Project), Series 2019, 3.95%, due 11/1/2043	205,459 (b)
360,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding (Westside Habilitation Center Project), Series 2017-A, 5.75%, due 2/1/2032	355,441 (b)
	Louisiana Stadium & Exposition District Revenue Refunding
50,000	Series 2023-A, 5.00%, due 7/1/2037	53,304
1,600,000	Series 2023-A, 5.00%, due 7/1/2048	1,628,498
	Natchitoches Parish School District No. 9 General Obligation
505,000	Series 2018, (AG), 5.00%, due 3/1/2027	510,861
755,000	Series 2018, (AG), 5.00%, due 3/1/2028	777,969
		4,467,250
Maine 0.2%
756,972	Maine State Finance Authority Revenue (TimberHP Madison LLC), Series 2025, 8.50%, due 6/1/2035	567,729 #(e)(f)
Maryland 0.6%
200,000	Baltimore Special Obligation Revenue Senior Lien (Harbor Point Project), Series 2022, 5.00%, due 6/1/2051	199,417
240,000	Maryland Health & Higher Educational Facilities Authority Revenue Refunding (Medstar Health), Series 2026-C, 5.00%, due 8/15/2041	253,976
1,725,000	Maryland State Housing & Community Development Administration Department Revenue Refunding, Series 2020-D, 1.95%, due 9/1/2035	1,409,885
		1,863,278
Massachusetts 1.3%
1,770,000	Commonwealth of Massachusetts General Obligation (Consolidated Loan), Series 2024-A, 5.00%, due 1/1/2035	1,969,120
755,000	Commonwealth of Massachusetts Transportation Fund Revenue (Rail Enhancement Program), Series 2022-B, 5.00%, due 6/1/2052	770,699
910,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series 2023-A-1, 5.00%, due 7/1/2040	976,799
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Massachusetts – cont'd
$100,000	Massachusetts Development Finance Agency Revenue (Care Communities LLC Obligated), Series 2025-A-1, 6.50%, due 7/15/2060	$101,523 (b)
285,000	Massachusetts State Educational Financing Authority Revenue, Series 2023-C, 5.00%, due 7/1/2053	268,583
		4,086,724
Michigan 2.5%
1,000,000	Dearborn General Obligation (Sewer), Series 2018, 4.00%, due 4/1/2033	1,008,005
250,000	Detroit General Obligation, Series 2023-C, 6.00%, due 5/1/2043	272,933
400,000	Detroit General Obligation (Green Bond), Series 2021-A, 4.00%, due 4/1/2040	373,535
70,000	Fowlerville Community School District Refunding General Obligation, Series 2022, (Q-SBLF), 4.00%, due 5/1/2033	72,284
	Kent Hospital Finance Authority Revenue (Mary Free Bed Rehabilitation Hospital)
105,000	Series 2021-A, 5.00%, due 4/1/2028	107,959
1,015,000	Series 2021-A, 4.00%, due 4/1/2033	1,025,125
750,000	Michigan State Housing Development Authority Revenue (Non Ace), Series 2016-B, 2.50%, due 12/1/2026	747,983
290,000	Michigan State Housing Development Authority Revenue Refunding, Series 2018-B, 3.15%, due 4/1/2028	290,414
1,000,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Graphic Packaging International LLC-Recycled Board Machine Project), Series 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	1,000,224
	Trenton Public School District General Obligation (School Building & Site)
785,000	Series 2018-B, (Q-SBLF), 5.00%, due 5/1/2036	804,749
1,025,000	Series 2018-B, (Q-SBLF), 5.00%, due 5/1/2039	1,046,122
	Walled Lake Consolidated School District (General Obligation)
690,000	Series 2020, (Q-SBLF), 5.00%, due 5/1/2032	733,725
675,000	Series 2020, (Q-SBLF), 5.00%, due 5/1/2033	717,289
		8,200,347
Minnesota 1.0%
	Duluth Economic Development Authority Revenue Refunding (Saint Luke's Hospital of Duluth)
310,000	Series 2022-A, 5.00%, due 6/15/2027	315,341
410,000	Series 2022-A, 5.00%, due 6/15/2028	425,762
	Minnesota Agricultural & Economic Development Board Revenue (HealthPartners Obligated Group)
250,000	Series 2024, 5.00%, due 1/1/2036	269,094
1,000,000	Series 2024, 5.25%, due 1/1/2054	1,017,288
540,000	Minnesota State General Obligation Refunding, Series 2023-D, 5.00%, due 8/1/2031	591,356
500,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Academia Cesar Chavez School Project), Series 2015-A, 5.25%, due 7/1/2050	417,004
400,000	Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding (Fairview Health Services Obligated Group), Series 2017-A, 4.00%, due 11/15/2043	355,078
		3,390,923
Mississippi 1.0%
730,000	Gulfport Revenue (Memorial Hospital At Gulfport), Series 2025, 5.00%, due 7/1/2032	773,905
	Mississippi Business Finance Corp. Revenue (Chevron USA, Inc. Project)
200,000	Series 2009-B, 3.15%, due 12/1/2030	200,000 (d)
1,625,000	Series 2010-G, 3.05%, due 11/1/2035	1,625,000 (d)
235,000	Mississippi Development Bank Special Obligation (Jackson Co. Gomesa Project), Series 2021, 3.63%, due 11/1/2036	221,613 (b)
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Mississippi – cont'd
$325,000	Mississippi State General Obligation Refunding, Series 2015-C, 5.00%, due 10/1/2026	$325,560
		3,146,078
Missouri 1.0%
1,000,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Refunding (Combined Lien Mass Transit Sales Tax Appropriation), Series 2019, 4.00%, due 10/1/2036	1,007,303
800,000	Missouri State Health & Educational Facilities Authority Revenue (Mercy Health), Series 2023, 5.50%, due 12/1/2040	871,311
	Saint Louis School District General Obligation
410,000	Series 2023, (AG), 5.00%, due 4/1/2035	442,439
1,000,000	Series 2023, (AG), 5.00%, due 4/1/2039	1,057,193
		3,378,246
Nebraska 0.8%
2,520,000	Central Plains Energy Project Revenue Refunding, Series 2023-A, 5.00%, due 5/1/2054 Putable 11/1/2029	2,617,713
Nevada 0.1%
500,000	Director of the State of Nevada Department of Business & Industrial Revenue (Somerset Academy), Series 2015-A, 5.13%, due 12/15/2045	477,081 (b)
New Hampshire 0.5%
	New Hampshire Business Finance Authority Revenue (Pennichuck Water Works, Inc.)
300,000	Series 2024-A, 5.38%, due 4/1/2049	300,270
325,000	Series 2024-A, 5.50%, due 4/1/2054	316,084
400,000	Series 2024-A, 5.63%, due 4/1/2059	391,152
750,000	New Hampshire Business Finance Authority Revenue Refunding (Green Bond), Series 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	606,124 (b)
		1,613,630
New Jersey 4.5%
5,925,000	Middlesex County Improvement Authority Revenue (New Jersy Health & Life Science Exchange H-3 Project), Series 2026-D, 5.00%, due 9/15/2032	6,551,970
1,250,000	New Jersey Economic Development Authority Revenue (Repauno Port & Rail Terminal Project), Series 2025, 6.38%, due 1/1/2035	1,315,667 (b)
1,500,000	New Jersey Health Care Facilities Financing Authority Contract Revenue Refunding (Hospital Asset Transportation Program), Series 2017, 5.00%, due 10/1/2028	1,549,295
1,130,000	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group), Series 2017-A, 5.00%, due 7/1/2029	1,150,019
700,000	New Jersey Health Care Facilities Financing Authority Revenue Refunding (Barnabas Health Obligated Group), Series 2026, 5.25%, due 7/1/2037	793,563
600,000	New Jersey State Transportation Trust Fund Authority, Series 2019-BB, 5.00%, due 6/15/2029	627,578
100,000	New Jersey State Transportation Trust Fund Authority Revenue Refunding, Series 2021-A, 5.00%, due 6/15/2031	108,047
1,270,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue, Series 2024-CC, 5.00%, due 6/15/2031	1,372,193
1,000,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue Refunding, Series 2024-AA, 5.25%, due 6/15/2041	1,086,040
		14,554,372
New Mexico 0.3%
1,000,000	New Mexico Municipal Energy Acquisition Authority Revenue Refunding, Series 2025, 5.00%, due 6/1/2054 Putable 11/1/2030	1,053,058
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
New York 17.1%
$2,000,000	Board of Cooperative Educational Services of Second Supervisory District Revenue, Series 2026, 3.75%, due 6/30/2027	$2,002,811 (a)
410,000	Broome County Local Development Corp. Revenue Refunding (Good Shepherd Village at Endwell, Inc. Project), Series 2021, 4.00%, due 7/1/2047	355,152
250,000	Buffalo Sewer Authority Environmental Impact Revenue (Green Bond), Series 2021, 1.75%, due 6/15/2049	187,379 (g)
250,000	Build NYC Resource Corp. Revenue (261 Walton Facility LLC - Zeta Charter Schools, Inc. Project), Series 2026-A, 5.50%, due 6/1/2056	243,102 (b)
200,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	197,395 (b)
500,000	Build NYC Resource Corp. Revenue (Riverspring Health Senior Living, Inc. Project), Series 2026-A, 7.00%, due 12/15/2065	503,075 (b)
285,000	Empire State Development Corp. Revenue, Series 2024-A, 5.00%, due 3/15/2038	313,887
825,000	Monroe County General Obligation (Public Improvement), Series 2019-A, (BAM), 4.00%, due 6/1/2028	825,839
150,000	Nassau County Local Economic Assistance Corp. Revenue (Catholic Health Services of Long Island Obligated Group Project), Series 2014, 5.00%, due 7/1/2027	150,671
500,000	New Paltz Central School District General Obligation, Series 2019, (ST AID WITHHLDG), 4.00%, due 2/15/2029	503,246
1,090,000	New York City Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds), Series 2021-F-1, (FHA), 1.25%, due 5/1/2029	1,009,826
	New York City Housing Development Corp. Revenue (Green Bond)
500,000	(LOC: TD Bank N.A.), Series 2020-I-3, 2.16%, due 11/1/2060	500,000 (d)
2,375,000	Series 2020-C, (FNMA), (HUD), 2.15%, due 8/1/2035	1,972,832
	New York City Municipal Water Finance Authority Water & Sewer System Revenue (Second General Resolution Revenue Bonds)
100,000	(LOC: JP Morgan Chase Bank N.A.), Series 2013-AA-1, 3.05%, due 6/15/2050	100,000 (d)
1,250,000	Series 2024-BB, 5.25%, due 6/15/2054	1,292,427
5,255,000	Series 2026-BB, 5.00%, due 6/15/2056	5,380,399
1,370,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding (Second General Resolution Revenue Bonds), Series 2023-DD, 5.25%, due 6/15/2047	1,442,673
	New York City Transitional Finance Authority Revenue (Future Tax Secured)
900,000	(LOC: JP Morgan Chase Bank N.A.), Series 2012-C-4, 3.05%, due 11/1/2036	900,000 (d)
285,000	Series 2016-A-1, 5.00%, due 5/1/2040	285,323
700,000	Series 2024-C, 5.00%, due 5/1/2041	742,822
525,000	Series 2024-C, 5.00%, due 5/1/2045	550,166
500,000	Series 2025-E, 5.00%, due 11/1/2036	545,187
345,000	New York City Transitional Finance Authority Revenue Refunding (Future Tax Secured), Series 2025-F-1, 5.00%, due 11/1/2038	373,239
	New York City Trust for Cultural Resource Revenue Refunding (Carnegie Hall)
160,000	Series 2019, 5.00%, due 12/1/2037	166,675
265,000	Series 2019, 5.00%, due 12/1/2038	275,358
255,000	Series 2019, 5.00%, due 12/1/2039	264,481
	New York General Obligation
5,400,000	(LOC: U.S. Bank N.A.), Series 2008-L4, 3.00%, due 4/1/2038	5,400,000 (d)
1,600,000	(LOC: U.S. Bank N.A.), Series 2014-I-3, 3.00%, due 3/1/2044	1,600,000 (d)
90,000	Series 2018 E-1, 5.00%, due 3/1/2031	92,804
1,900,000	Series 2024-C1, 5.00%, due 9/1/2047	1,966,069
250,000	Subseries 2018-F-1, 5.00%, due 4/1/2034	257,272
2,975,000	New York General Obligation Refunding, Series 2011-D-3A, 5.00%, due 10/1/2038	3,208,582
50,000	New York Liberty Development Corp. Revenue Refunding Green Bonds (4 World Trade Center Project), Series 2021-A, 2.50%, due 11/15/2036	41,545
3,385,000	New York State Dormitory Authority Revenue, Series 2026, 4.13%, due 8/15/2046	3,235,225
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
New York – cont'd
$1,000,000	New York State Dormitory Authority Revenue (Financing Program), Series 2023-A, (AG), (ST AID WITHHLDG), 5.00%, due 10/1/2036	$1,072,888
	New York State Dormitory Authority Revenue Refunding
1,115,000	Series 2024-A, 5.00%, due 3/15/2035	1,238,225
750,000	Series 2025-C, 5.00%, due 3/15/2034	835,932
715,000	Series 2025-C, 5.00%, due 3/15/2039	773,197
4,425,000	Series 2026-A, 5.00%, due 3/15/2050	4,558,521
500,000	New York State Thruway Authority Revenue (Climate Bond), Series 2025-B, 5.00%, due 3/15/2056	507,497
1,575,000	New York State Thruway Authority Revenue Refunding, Series 2026-A, 5.00%, due 1/1/2045	1,672,838
325,000	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C & D Redevelopment), Series 2018, 5.00%, due 1/1/2028	332,627
200,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (American Airlines, Inc., John F. Kennedy International Airport Project), Series 2021, 3.00%, due 8/1/2031	192,175
1,000,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK International Airport Terminal 4 Project), Series 2020-C, 5.00%, due 12/1/2038	1,043,907
500,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	534,232 (b)
320,000	Onondaga Civic Development Corp. (Le Moyne Collage Project), Series 2021, 5.00%, due 7/1/2034	332,085
	Onondaga Civic Development Corp. Refunding (Le Moyne Collage Project)
300,000	Series 2022, 4.00%, due 7/1/2034	296,556
150,000	Series 2022, 4.00%, due 7/1/2036	145,335
350,000	Series 2022, 4.00%, due 7/1/2039	325,772
250,000	Series 2022, 4.00%, due 7/1/2042	221,567
	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding
1,000,000	Series 2023-238, 5.00%, due 7/15/2036	1,066,130
1,050,000	Series 2026-251, 5.00%, due 8/15/2045	1,129,246
350,000	Schenectady County Capital Resource Corp. Revenue (One Broadway Center Project), Series 2025-A, 5.25%, due 1/1/2050	361,874
700,000	Triborough Bridge & Tunnel Authority Revenue, (LOC: TD Bank N.A.), Series 2003-B-2, 2.95%, due 1/1/2033	700,000 (d)
	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project)
500,000	Series 2022-B, 5.00%, due 1/1/2041	512,117
420,000	Series 2022-B, 5.00%, due 1/1/2051	421,250
	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project)
420,000	Series 2019-A, 5.00%, due 10/15/2039	407,049
450,000	Series 2019-A, 5.00%, due 10/15/2049	402,907
		55,969,389
North Carolina 0.8%
610,000	Charlotte-Mecklenburg Hospital Authority Revenue (Atrium Health), (LOC: JP Morgan Chase Bank N.A.), Series 2018-G, 3.00%, due 1/15/2048	610,000 (d)
815,000	Charlotte-Mecklenburg Hospital Authority Revenue (Carolinas Healthcare System), (LOC: TD Bank N.A.), Series 2007-E, (AG), 2.95%, due 1/15/2044	815,000 (d)
1,000,000	Mecklenburg County (General Obligation), Series 2025-A, 5.00%, due 2/1/2037	1,118,562
175,000	Scotland County Revenue, Series 2018, 5.00%, due 12/1/2026	176,102
		2,719,664
Ohio 1.8%
270,000	Akron Bath Copley Joint Township Hospital District (Summa Health Systems Obligation), Series 2020, 4.00%, due 11/15/2036 Pre-Refunded 11/15/2030	276,987
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Ohio – cont'd
	Allen County Hospital Facilities Revenue Refunding (Bon Secours Mercy Health)
$10,000	Series 2017-A, 5.00%, due 8/1/2027	$10,206
10,000	Series 2017-A, 5.00%, due 8/1/2029	10,279
45,000	Series 2020-A, 5.00%, due 12/1/2027	46,221
685,000	Cleveland-Cuyahoga County Port Authority Tax Increment Finance Revenue Refunding (Senior-Flats East Bank Project), Series 2021-A, 4.00%, due 12/1/2055	523,344 (b)
2,400,000	Franklin County Revenue Refunding (Nationwide Children's Hospital), (LOC: JP Morgan Chase Bank N.A.), Series 2022-B, 3.05%, due 11/1/2042	2,400,000 (d)
190,000	JobsOhio Beverage System Statewide Senior Lien Revenue Refunding, Series 2025-A, 5.00%, due 1/1/2048	196,886
750,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	679,760 (b)
650,000	Ohio State Air Quality Development Authority Revenue (American Electric Power Co. Project), Series 2014-A, 2.40%, due 12/1/2038 Putable 10/1/2029	621,418
	Ohio State Revenue Refunding (Cleveland Clinic Health System Obligated Group)
15,000	Series 2017-A, 5.00%, due 1/1/2027	15,128
20,000	Series 2017-A, 5.00%, due 1/1/2032	20,500
20,000	Series 2021-B, 5.00%, due 1/1/2034	21,545
1,000,000	Port of Greater Cincinnati Development Authority Revenue Refunding (Convention Center Hotel Project), Series 2026, 5.75%, due 3/1/2059	967,676 (b)
		5,789,950
Oklahoma 1.7%
1,620,000	Canadian County Educational Facilities Authority Revenue (Piedmont Public Schools Project), Series 2024, 4.00%, due 8/15/2032	1,651,421
770,000	Johnston County Educational Facility Authority Lease Revenue (Tishomingo Public School Project), Series 2022, 4.00%, due 9/1/2030	782,144
650,000	Lincoln County Education Facility Authority Education Facilities Lease Revenue (Stroud Public School Project), Series 2016, 5.00%, due 9/1/2027	650,852
395,000	Oklahoma County Finance Authority Revenue (Choctaw-Nicoma Park Public Schools Project), Series 2023, 5.00%, due 9/1/2032	425,767
500,000	Oklahoma County Finance Authority Revenue (Midwest City-Del Public Schools Project), Series 2024, (BAM), 5.00%, due 10/1/2044	521,613
1,565,000	Weatherford Industrial Trust Education Facility Lease Revenue (Weatherford Public School Project), Series 2019, 5.00%, due 3/1/2033	1,618,738
		5,650,535
Oregon 0.6%
1,610,000	Oregon State Facilities Authority Revenue Refunding (Peacehealth), (LOC: TD Bank N.A.), Series 2018-B, 2.95%, due 8/1/2034	1,610,000 (d)
500,000	Portland General Obligation (Transportation Project), Series 2022-A, 2.25%, due 10/1/2041	368,063
		1,978,063
Pennsylvania 3.4%
85,000	Bethlehem Area School District Refunding General Obligation, Series 2020-A, (AG), (ST AID WITHHLDG), 5.00%, due 1/15/2030	90,980
810,000	Geisinger Authority Revenue Refunding (Geisinger Health Systems Obligated Group), Series 2020-A, 5.00%, due 4/1/2050	813,625
	Lackawanna County Industrial Development Authority Revenue Refunding (University of Scranton)
940,000	Series 2017, 5.00%, due 11/1/2028	959,627
565,000	Series 2017, 5.00%, due 11/1/2029	575,972
500,000	Series 2017, 5.00%, due 11/1/2030	509,331
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Pennsylvania – cont'd
	Luzerne County General Obligation Refunding
$150,000	Series 2017-A, (AG), 5.00%, due 12/15/2027	$154,306
70,000	Series 2017-B, (AG), 5.00%, due 12/15/2026	70,544
750,000	Pennsylvania Economic Development Financing Authority Revenue (Bridges Finco LP), Series 2015, 5.00%, due 12/31/2038	750,010
500,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Energy Supply LLC), Series 2009-C, 5.25%, due 12/1/2037 Putable 6/1/2027	500,370
400,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Tapestry Moon Senior Housing Project), Series 2018-A, 6.75%, due 12/1/2053	48,000 (b)(c)
20,000	Pennsylvania Housing Finance Agency Revenue (Green Bond), Series 2025-148A, 3.45%, due 10/1/2031	20,051
580,000	Pennsylvania State Turnpike Commission Turnpike Revenue, Subseries 2019-A, 5.00%, due 12/1/2033	613,979
1,250,000	Philadelphia Authority for Industrial Development Revenue (Rebuilt Project), Series 2025-A, 5.00%, due 12/1/2042	1,338,507
500,000	Philadelphia Energy Authority Revenue (Philadelphia Street Lighting Project), Series 2023-A, 5.00%, due 11/1/2034	547,677
1,000,000	Philadelphia Gas Works Co. Revenue, Series 2024-A, (AG), 5.25%, due 8/1/2054	1,036,875
330,000	Philadelphia General Obligation, Series 2025-A, 5.00%, due 8/1/2040	354,807
545,000	Philadelphia School District General Obligation, Series 2018-A, (ST AID WITHHLDG), 5.00%, due 9/1/2028	567,516
660,000	Pittsburgh Water & Sewer Authority Revenue, Series 2026-A, 5.00%, due 9/1/2056	670,649
1,500,000	Redevelopment Authority of the City of Philadelphia Revenue Refunding, Series 2025-A, 5.00%, due 4/15/2030	1,597,876
		11,220,702
Puerto Rico 0.4%
	Puerto Rico Commonwealth General Obligation (Restructured)
74,376	Series 2021-A, 0.00%, due 7/1/2033	53,997
31,807	Series 2021-A1, 5.63%, due 7/1/2027	32,439
62,750	Series 2021-A1, 5.63%, due 7/1/2029	66,254
60,948	Series 2021-A1, 5.75%, due 7/1/2031	65,768
57,794	Series 2021-A1, 4.00%, due 7/1/2033	57,793
51,950	Series 2021-A1, 4.00%, due 7/1/2035	51,483
44,586	Series 2021-A1, 4.00%, due 7/1/2037	43,569
60,620	Series 2021-A1, 4.00%, due 7/1/2041	56,791
813,045	Series 2021-A1, 4.00%, due 7/1/2046	734,886
		1,162,980
Rhode Island 0.3%
595,000	Providence Public Building Authority Revenue (Capital Improvement Program), Series 2024-A, (AG), 5.00%, due 9/15/2039	622,699
230,000	Rhode Island Health and Educational Building Corp. Revenue (Lifespan Obligation Group), Series 2024, 5.25%, due 5/15/2049	236,771
		859,470
South Carolina 1.2%
500,000	Lancaster County Assessment Revenue Refunding (Walnut Creek Improvement District), Series 2016-A-1, 5.00%, due 12/1/2031	500,305
5,000	Lexington County Health Services District, Inc. Revenue Refunding (Lexmed Obligated Group), Series 2017, 5.00%, due 11/1/2029	5,113
655,000	Newberry Investing in Children's Education Revenue Refunding, Series 2025, 5.00%, due 12/1/2029	697,161
300,000	Rock Hill Combined Utility System Revenue Refunding, Series 2026, 5.00%, due 1/1/2047	312,033
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
South Carolina – cont'd
$450,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	$49,500 (b)(c)
675,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	13,500 #(c)
1,860,000	South Carolina State Housing Finance & Development Authority Mortgage Revenue, Series 2021-A, 1.85%, due 7/1/2036	1,468,602
1,000,000	South Carolina State Housing Finance & Development Authority Revenue (573 Meeting Street Project), Series 2024, (HUD), 3.00%, due 4/1/2043 Putable 4/1/2027	999,832
		4,046,046
Tennessee 1.2%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Blakeford At Green Hills), Series 2020-A, 4.00%, due 11/1/2045	440,838
1,000,000	Shelby County Health & Educational Facilities Board Revenue (Madrone Memphis Student Housing I LLC), Series 2024-A1, 5.25%, due 6/1/2056	956,112 (b)
1,070,000	Tennessee Energy Acquisition Corp. Revenue Refunding (Gas Project), Series 2023-A-1, 5.00%, due 5/1/2053 Putable 5/1/2028	1,094,957
235,000	Tennessee Housing Development Agency Residential Finance Program Revenue, Series 2019, 3.25%, due 7/1/2032	226,316
1,230,000	Tennessee Housing Development Agency Residential Finance Program Revenue Refunding, Series 2019-2, 3.00%, due 7/1/2039	1,044,819
265,000	Williamson County General Obligation, Series 2024, 5.00%, due 4/1/2033	295,505
		4,058,547
Texas 11.0%
1,060,000	Anna Independent School District General Obligation, Series 2023, (PSF-GTD), 4.13%, due 2/15/2053	952,807
750,000	Anson Educational Facilities Corp. Educational Revenue (Arlington Classics Academy), Series 2016-A, 5.00%, due 8/15/2045	724,253
1,875,000	Austin Airport System Revenue, Series 2026-B, 5.25%, due 11/15/2056	1,915,247
400,000	Austin Water & Wastewater System Revenue Refunding, Series 2026, 5.25%, due 11/15/2055	418,080
590,000	Central Texas Regional Mobility Authority Senior Lien Revenue Refunding, Series 2020-A, 5.00%, due 1/1/2027	595,397
1,000,000	Dallas Independent School District General Obligation, Series 2025-C, (PSF-GTD), 5.00%, due 2/15/2034	1,112,410
500,000	El Paso TX Water & Sewer Revenue Refunding, Series 2025, 5.00%, due 3/1/2032	542,559
80,000	EP Essential Housing WF PFC Revenue (Home Essential Function Housing Program), Series 2024, 4.25%, due 12/1/2034	77,047
1,000,000	EP Tuscany Zaragosa PFC Revenue (Home Essential Function Housing Program), Series 2023, 4.00%, due 12/1/2033	985,850
95,000	Fort Bend County Industrial Development Corp. Revenue (NRG Energy, Inc.), Series 2012-A, 4.75%, due 5/1/2038	95,002
2,720,000	Frenship Independent School District General Obligation, Series 2026, (PSF-GTD), 5.00%, due 2/15/2055	2,771,457
975,000	Harris County Improvement District No. 18 General Obligation, Series 2024-A, (BAM), 4.00%, due 9/1/2035	980,375
	Harris County Municipal Utility District No. 489 General Obligation
900,000	Series 2023, (AG), 4.00%, due 9/1/2036	901,601
495,000	Series 2023, (AG), 4.00%, due 9/1/2036	495,880
250,000	Hidalgo County Regional Mobility Authority Revenue Refunding, Series 2022-B, 4.00%, due 12/1/2041	219,124
625,000	Hidalgo County Regional Mobility Authority Revenue Toll & Vehicle Registration Junior Lien Refunding, Series 2022-B, 4.00%, due 12/1/2038	575,087
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Texas – cont'd
	Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Junior Lien Revenue Refunding
$755,000	Series 2022-B, 4.00%, due 12/1/2039	$684,518
1,000,000	Series 2022-B, 4.00%, due 12/1/2040	895,595
3,000,000	Houston Hotel Occupancy Tax & Special Revenue Refunding, Series 2026-C (AG), 5.50%, due 9/1/2058	3,179,015
180,000	Irving Independent School District General Obligation, Series 2023, (PSF-GTD), 5.00%, due 2/15/2043	189,651
250,000	La Joya Independent School District Refunding General Obligation, Series 2013, (PSF-GTD), 5.00%, due 2/15/2033	256,032
835,000	McGregor Independent School District General Obligation, Series 2024, (PSF-GTD), 5.00%, due 2/15/2040	891,204
345,000	Montgomery County Municipal Utility District No. 99 General Obligation, Series 2025, (AG), 6.50%, due 9/1/2027	358,044
500,000	New Hope Cultural Education Facilities Finance Corp. Revenue (Beta Academy), Series 2019-A, 5.00%, due 8/15/2049	452,365 (b)
1,500,000	New Hope Cultural Education Facilities Finance Corp. Revenue Refunding (Brazos Presbyterian Homes, Inc. Project), Series 2025, 5.38%, due 1/1/2060	1,502,191
500,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Cardinal Bay, Inc. Village On The Park Carriage), Series 2016-C, 5.50%, due 7/1/2046	326,250 (c)
500,000	New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue (NCCD-College Station Properties LLC), Series 2015-A, 5.00%, due 7/1/2047	469,004
300,000	Port of Beaumont Navigation District Revenue (Jefferson Gulf Coast Energy Project), Series 2024-A, 5.25%, due 1/1/2054	272,714 (b)
1,000,000	San Antonio Airport System Revenue Refunding, Series 2026, (BAM), 5.00%, due 7/1/2060	993,856 (h)
575,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Baylor Health Care System Project), (LOC: TD Bank N.A.), Series 2011-C, 2.75%, due 11/15/2050	575,000 (d)
800,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Methodist Hospitals of Dallas), (LOC: TD Bank N.A.), Series 2008-A, 2.90%, due 10/1/2041	800,000 (d)
1,810,000	Texas Municipal Gas Acquisition & Supply Corp. VI Revenue, Series 2026-A, 5.25%, due 3/1/2037	1,902,944 (a)
	Texas Water Development Board Revenue (State Water Implementation Revenue Fund for Texas)
795,000	Series 2020, 4.00%, due 10/15/2031	819,148
2,680,000	Series 2022, 5.00%, due 10/15/2047	2,768,130
1,050,000	Series 2023-A, 5.00%, due 10/15/2058	1,068,552
1,015,000	Weslaco General Obligation Refunding, Series 2017, (AG), 5.00%, due 8/15/2027	1,034,900
1,000,000	Ysleta Independent School District General Obligation (School Building), Series 2017-B, (PSF-GTD), 5.00%, due 8/15/2041	1,000,558
2,000,000	Ysleta Independent School District Revenue, Series 2026-B, 5.00%, due 3/1/2027	2,011,816
		35,813,663
Utah 1.1%
	Midvale Redevelopment Agency Tax Increment & Sales Tax Revenue
660,000	Series 2018, 5.00%, due 5/1/2032	683,015
380,000	Series 2018, 5.00%, due 5/1/2034	392,333
	Utah Infrastructure Agency Telecommunication Revenue
800,000	Series 2019, 4.00%, due 10/15/2036	759,811
1,000,000	Series 2021, 3.00%, due 10/15/2045	747,085
410,000	Series 2024, 5.25%, due 10/15/2039	425,524
465,000	Weber County Special Assessment (Summit Mountain Assessment Area), Series 2013, 5.50%, due 1/15/2028	465,873
		3,473,641
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Vermont 0.2%
$500,000	Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System, Inc.), Series 2013, 4.63%, due 4/1/2036 Putable 4/3/2028	$504,804 (b)
Virginia 0.4%
940,000	Virginia Public School Authority Revenue, Series 2024, 5.00%, due 10/1/2035	1,041,168
265,000	Virginia Small Business Financing Authority Revenue (Bon Secours Mercy Health, Inc.), Series 2022-A, 5.00%, due 10/1/2041	276,446
		1,317,614
Washington 3.3%
1,000,000	Discovery Clean Water Alliance Sewer Revenue, Series 2022, 5.00%, due 12/1/2037	1,068,717
85,000	North Thurston Public Schools General Obligation, Series 2016, (SCH BD GTY), 4.00%, due 12/1/2028	85,053
2,000,000	Washington General Obligation (Bidding Group 1), Series 2025-A, 5.00%, due 8/1/2039	2,182,484
	Washington State General Obligation (Bidding Group 2)
1,050,000	Series 2022-C, 5.00%, due 2/1/2037	1,126,673
1,050,000	Series 2024-C, 5.00%, due 2/1/2046	1,099,032
453,922	Washington State Housing Finance Commission (Sustainable Certificate), Series 2021-A-1, 3.50%, due 12/20/2035	429,135
3,000,000	Washington State Housing Finance Commission Revenue (Addison Grove Apartments Project), Series 2026, (FNMA), 3.90%, due 6/1/2037 Putable 6/1/2036	2,999,775
1,000,000	Washington State Housing Finance Commission Revenue Refunding (Horizon House Project), Series 2025-A, 6.25%, due 1/1/2056	1,023,708
800,000	Whitman County School District No. 267 Pullman General Obligation, Series 2016, (SCH BD GTY), 4.00%, due 12/1/2029	800,668
		10,815,245
West Virginia 1.7%
500,000	West Virginia Hospital Finance Authority Revenue (Improvement West Virginia University Health System Obligated Group), Series 2018-A, 5.00%, due 6/1/2052	500,024
1,210,000	West Virginia Hospital Finance Authority Revenue (University Health System Obligated Group), Series 2023-A, 5.00%, due 6/1/2043	1,247,292
2,000,000	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group), Series 2023-B, 6.00%, due 9/1/2053	2,106,888
700,000	West Virginia Hospital Finance Authority Revenue (West Virginia University Health Systems), Series 2017-A, 5.00%, due 6/1/2035	707,463
30,000	West Virginia Hospital Finance Authority Revenue Refunding (West Virgina United Health System Obligated Group), Series 2016-A, 4.00%, due 6/1/2029	30,009
990,000	West Virginia Water Development Authority Revenue Refunding (Loan Program), Series 2018-A-IV, 5.00%, due 11/1/2036	1,005,264
		5,596,940
Wisconsin 2.2%
275,000	Public Finance Authority Education Revenue (Resh Triangle High School Project), Series 2015-A, 5.38%, due 7/1/2035	275,032 (b)
1,000,000	Public Finance Authority Hospital Revenue Refunding (Carson Valley Medical Center), Series 2021-A, 4.00%, due 12/1/2051	790,926 (b)
2,000,000	Public Finance Authority Revenue (Georgia Sr. 400 Express Lanes Project), Series 2025, 5.75%, due 12/31/2065	2,063,617
359,235	Public Finance Authority Revenue (Goodwill Industries of Southern Nevada Project), Series 2015-A, 5.50%, due 12/1/2038	350,188
720,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	715,445 (b)
1,000,000	Public Finance Authority Revenue Refunding (Million Air Two LLC General Aviation Facilities Project), Series 2026-A, 5.38%, due 6/1/2046	991,060 (a)(b)
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
Principal Amount		Value
Wisconsin – cont'd
$500,000	Public Finance Authority Senior Revenue (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00%, due 1/1/2055	$421,715 (b)
	Public Finance Authority Special Facility Revenue (Sky Harbour Capital LLC Aviation Facility Project)
500,000	Series 2021, 4.00%, due 7/1/2041	457,003
500,000	Series 2021, 4.25%, due 7/1/2054	417,532
200,000	Saint Croix Chippewa Indians of Wisconsin Revenue Refunding, Series 2021, 5.00%, due 9/30/2041	179,529 (b)
500,000	Wisconsin Health & Educational Facilities Authority Revenue (Chiara Housing & Services, Inc. Project), Series 2024, 6.00%, due 7/1/2060	502,017
		7,164,064
Total Municipal Notes (Cost $339,756,009)		331,322,241
Number of Shares
Common Stocks 0.0%‡
Materials 0.0%‡
56,109	TimberHP, Inc. (Cost $0)	0 *#(e)(f)
Total Investments 101.5% (Cost $339,756,009)		331,322,241
Liabilities Less Other Assets (1.5)%		(4,825,848)
Net Assets 100.0%		$326,496,393

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	When-issued security. Total value of all such securities at July 31, 2026 amounted to $5,697,025, which represents 1.7% of net assets of the Fund.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale.
At July 31, 2026, these securities amounted to $25,871,734, which represents 7.9% of net assets of the
Fund.

(c)	Defaulted security.
(d)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at July 31, 2026.

(e)	Value determined using significant unobservable inputs.
(f)
Security fair valued as of July 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at July 31, 2026 amounted to $567,729, which represents
0.2% of net assets of the Fund.

(g)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2026.

(h)	All or a portion of this security was purchased on a delayed delivery basis.
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
#  This security is subject to restrictions on resale. Total value of all such securities at July 31, 2026 amounted to $581,229, which represents 0.2% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2026	Fair Value Percentage of Net Assets as of 7/31/2026
Maine State Finance Authority Revenue (TimberHP Madison LLC)	6/20/2025-6/22/2026	$421,417	$567,729	0.2%
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018-6/25/2020	655,323	13,500	0.0%
TimberHP, Inc.	6/23/2025	—	—	0.0%
Total		$1,076,740	$581,229	0.2%
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Municipal Notes
Maine	$—	$—	$567,729	$567,729
Other Municipal Notes#	—	330,754,512	—	330,754,512
Total Municipal Notes	—	330,754,512	567,729	331,322,241
Common Stocks#	—	—	—	—
Total Investments	$—	$330,754,512	$567,729	$331,322,241

#	The Schedule of Investments provides information on the state/territory or industry categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2026
Investments in Securities:
Municipal Notes(1)	$—	$3	$—	$146	$419	$—	$—	$—	$568	$146
Common Stocks(2)	—	—	—	—	—	—	—	—	—	—
Total	$—	$3	$—	$146	$419	$—	$—	$—	$568	$146

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 7/31/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$567,729	Market Approach	Discount rate	8.3%	8.3%	Decrease
		Income Approach	Liquidity Discount	25.0%	25.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
See Notes to Schedule of Investments

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(2) At July 31, 2026, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)
July 31, 2026

Principal Amount(a)		Value
U.S. Treasury Obligations 3.1%
$830,000	U.S. Treasury Bills, 3.70%, due 9/24/2026	$825,567 (b)
	U.S. Treasury Bonds
4,245,000	3.88%, due 8/15/2040 - 2/15/2043	3,677,433
2,540,000	2.00%, due 11/15/2041 - 2/15/2050	1,575,905
820,000	4.00%, due 11/15/2042	711,991
2,250,000	3.63%, due 8/15/2043 - 2/15/2053	1,778,685
1,120,000	4.50%, due 2/15/2044	1,024,713
1,150,000	4.13%, due 8/15/2044	998,568
2,760,000	4.63%, due 11/15/2044 - 11/15/2055	2,537,964
1,610,000	3.00%, due 2/15/2047 - 2/15/2048	1,137,673
985,000	2.38%, due 5/15/2051	584,536
1,175,000	2.88%, due 5/15/2052	771,920
5,505,000	4.25%, due 2/15/2054	4,674,089
65,000	4.75%, due 8/15/2055	60,021
730,000	5.00%, due 5/15/2056	702,169
	U.S. Treasury Inflation-Indexed Bonds
3,221,307	3.63%, due 4/15/2028	3,282,392 (c)
2,044,360	2.50%, due 1/15/2029	2,057,378 (c)
2,109,464	3.88%, due 4/15/2029	2,198,225 (c)
9,136,129	3.38%, due 4/15/2032	9,717,734 (c)
4,265,094	2.13%, due 2/15/2040 - 2/15/2054	3,700,358 (c)
3,564,957	0.75%, due 2/15/2042 - 2/15/2045	2,505,660 (c)
1,297,024	0.63%, due 2/15/2043	905,612 (c)
1,768,297	1.38%, due 2/15/2044	1,382,268 (c)
2,706,173	1.00%, due 2/15/2046 - 2/15/2049	1,844,013 (c)
1,228,389	0.88%, due 2/15/2047	820,929 (c)
1,257,617	0.25%, due 2/15/2050	666,431 (c)
4,779,944	0.13%, due 2/15/2051 - 2/15/2052	2,331,794 (c)
1,346,968	1.50%, due 2/15/2053	966,122 (c)
1,677,920	2.38%, due 2/15/2055 - 2/15/2056	1,464,222 (c)
	U.S. Treasury Inflation-Indexed Notes
9,941,852	1.25%, due 4/15/2028 - 4/15/2031	9,702,686 (c)
5,294,491	0.88%, due 1/15/2029	5,126,774 (c)
22,814,821	2.13%, due 4/15/2029 - 1/15/2035	22,541,177 (c)
16,578,764	0.13%, due 1/15/2030 - 1/15/2032	15,106,069 (c)
1,606,176	1.63%, due 4/15/2030	1,574,823 (c)
7,587,285	1.13%, due 10/15/2030 - 1/15/2033	7,140,288 (c)
1,401,077	1.38%, due 7/15/2033	1,326,737 (c)
4,469,000	1.75%, due 1/15/2034	4,306,651 (c)
58,089,619	1.88%, due 7/15/2035 - 1/15/2036	55,344,209 (c)
	U.S. Treasury Notes
3,575,000	0.50%, due 5/31/2027	3,471,074
6,285,000	2.75%, due 7/31/2027 - 5/31/2029	6,113,179
4,755,000	0.38%, due 7/31/2027	4,580,737
13,385,000	3.50%, due 1/31/2028 - 2/28/2031	13,187,507
4,915,000	2.88%, due 8/15/2028	4,781,565
16,610,000	4.25%, due 2/28/2029 - 8/15/2035	16,373,361
6,785,000	4.00%, due 7/31/2029 - 11/15/2035	6,650,265
1,785,000	3.63%, due 8/31/2029 - 12/31/2030	1,743,149
2,120,000	3.88%, due 4/30/2030 - 12/31/2032	2,070,974
5,885,000	4.63%, due 9/30/2030 - 2/15/2035	5,909,953
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
U.S. Treasury Obligations – cont'd
$3,095,000	4.13%, due 7/31/2031 - 2/15/2036	$3,025,558
4,090,000	1.25%, due 8/15/2031	3,505,897
2,450,000	3.75%, due 8/31/2031	2,373,342
2,190,000	4.50%, due 11/15/2033	2,178,622
2,515,000	4.38%, due 5/15/2036	2,448,981
Total U.S. Treasury Obligations (Cost $261,343,912)		255,487,950
U.S. Government Agency Securities 0.0%‡
2,030,000	Federal National Mortgage Association, 5.63%, due 7/15/2037	2,163,025
340,000	Tennessee Valley Authority, 5.25%, due 2/1/2055	319,357
Total U.S. Government Agency Securities (Cost $2,870,188)		2,482,382

Mortgage-Backed Securities 43.2%
Collateralized Mortgage Obligations 12.0%
A&D Mortgage Trust
1,050,000	Series 2024-NQM6, Class M1, 6.57%, due 1/25/2070	1,051,996 (d)(e)
350,520	Series 2025-NQM2, Class A1, 5.79%, due 6/25/2070	351,664 (d)(e)
758,226	Series 2025-NQM5, Class A1, 5.12%, due 12/25/2070	751,409 (d)
8,211,536	Series 2026-NQM2, Class A1, 4.81%, due 3/25/2071	8,092,022 (d)(e)
2,235,000	Series 2026-NQM3, Class M1, 6.02%, due 4/25/2071	2,221,628 (d)(e)
4,177,967	Series 2026-NQM4, Class A3, 5.93%, due 6/25/2071	4,168,684 (d)
2,585,000	Series 2026-NQM4, Class M1, 6.40%, due 6/25/2071	2,571,138 (d)(e)
851,731	Angel Oak Mortgage Trust, Series 2025-10, Class A1, 4.96%, due 9/25/2070	842,350 (d)(e)
4,602,081	Aspire Mortgage Trust, Series 2026-1, Class A1, 4.86%, due 1/25/2066	4,542,597 (d)(e)
BRAVO Residential Funding Trust
4,063,584	Series 2026-NQM2, Class A3, 5.03%, due 11/25/2065	3,995,703 (d)
2,468,000	Series 2026-NQM6, Class M1, 5.96%, due 5/25/2066	2,452,624 (d)(e)
4,235,119	Series 2026-NQM5, Class A3, 5.72%, due 6/25/2066	4,212,454 (d)
Chase Home Lending Mortgage Trust
3,595,233	Series 2024-3, Class A6, 6.00%, due 2/25/2055	3,591,391 (d)(e)
3,021,674	Series 2024-5, Class A6, 6.00%, due 4/25/2055	3,018,387 (d)(e)
5,581,674	Series 2024-11, Class A4, 6.00%, due 11/25/2055	5,587,728 (d)(e)
2,242,720	Series 2024-11, Class A9A, 6.00%, due 11/25/2055	2,240,675 (d)(e)
965,568	Series 2024-11, Class A9, 6.30%, due 11/25/2055	959,562 (d)(e)
6,291,072	Series 2025-10, Class A9B, 5.50%, due 7/25/2056	6,164,269 (d)(e)
Connecticut Avenue Securities Trust
2,225,000	Series 2020-R02, Class 2B1, (30 day USD SOFR Average + 3.11%), 6.73%, due 1/25/2040	2,243,089 (d)(f)
11,349,000	Series 2020-R01, Class 1B1, (30 day USD SOFR Average + 3.36%), 6.98%, due 1/25/2040	11,455,454 (d)(f)
1,020,000	Series 2021-R01, Class 1B2, (30 day USD SOFR Average + 6.00%), 9.62%, due 10/25/2041	1,030,787 (d)(f)
5,176,000	Series 2021-R03, Class 1B1, (30 day USD SOFR Average + 2.75%), 6.37%, due 12/25/2041	5,210,369 (d)(f)
8,267,000	Series 2022-R01, Class 1B2, (30 day USD SOFR Average + 6.00%), 9.62%, due 12/25/2041	8,415,821 (d)(f)
17,453,000	Series 2022-R02, Class 2B1, (30 day USD SOFR Average + 4.50%), 8.12%, due 1/25/2042	17,745,319 (d)(f)
6,161,000	Series 2022-R02, Class 2B2, (30 day USD SOFR Average + 7.65%), 11.27%, due 1/25/2042	6,341,458 (d)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$7,007,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 6.72%, due 3/25/2042	$7,094,222 (d)(f)
3,066,962	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.12%, due 3/25/2042	3,115,978 (d)(f)
5,000,000	Series 2022-R03, Class 1B1, (30 day USD SOFR Average + 6.25%), 9.87%, due 3/25/2042	5,162,500 (d)(f)
1,075,000	Series 2022-R04, Class 1B2, (30 day USD SOFR Average + 9.50%), 13.12%, due 3/25/2042	1,129,503 (d)(f)
3,620,000	Series 2022-R03, Class 1B2, (30 day USD SOFR Average + 9.85%), 13.47%, due 3/25/2042	3,810,050 (d)(f)
11,495,000	Series 2022-R06, Class 1B1, (30 day USD SOFR Average + 6.35%), 9.97%, due 5/25/2042	11,969,169 (d)(f)
1,000,000	Series 2022-R07, Class 1B2, (30 day USD SOFR Average + 12.00%), 15.62%, due 6/25/2042	1,092,225 (d)(f)
8,407,200	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 9.22%, due 7/25/2042	8,774,876 (d)(f)
3,083,000	Series 2022-R09, Class 2B1, (30 day USD SOFR Average + 6.75%), 10.37%, due 9/25/2042	3,275,688 (d)(f)
6,443,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 6.97%, due 1/25/2043	6,642,895 (d)(f)
1,725,000	Series 2023-R02, Class 1B1, (30 day USD SOFR Average + 5.55%), 9.17%, due 1/25/2043	1,824,557 (d)(f)
5,975,000	Series 2023-R04, Class 1B1, (30 day USD SOFR Average + 5.35%), 8.97%, due 5/25/2043	6,384,340 (d)(f)
12,168,000	Series 2023-R05, Class 1B1, (30 day USD SOFR Average + 4.75%), 8.37%, due 6/25/2043	12,880,906 (d)(f)
4,500,000	Series 2023-R06, Class 1M2, (30 day USD SOFR Average + 2.70%), 6.32%, due 7/25/2043	4,607,739 (d)(f)
231,374	Series 2024-R01, Class 1M1, (30 day USD SOFR Average + 1.05%), 4.67%, due 1/25/2044	231,231 (d)(f)
1,975,000	Series 2024-R01, Class 1B1, (30 day USD SOFR Average + 2.70%), 6.32%, due 1/25/2044	2,034,667 (d)(f)
1,563,000	Series 2024-R01, Class 1B2, (30 day USD SOFR Average + 4.00%), 7.62%, due 1/25/2044	1,650,731 (d)(f)
380,000	Series 2024-R02, Class 1B2, (30 day USD SOFR Average + 3.70%), 7.32%, due 2/25/2044	399,750 (d)(f)
11,506,000	Series 2025-R01, Class 1B1, (30 day USD SOFR Average + 1.70%), 5.32%, due 1/25/2045	11,524,230 (d)(f)
212,921	Series 2025-R02, Class 1M1, (30 day USD SOFR Average + 1.15%), 4.77%, due 2/25/2045	212,921 (d)(f)
7,532,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.22%, due 2/25/2045	7,553,077 (d)(f)
5,230,000	Series 2025-R02, Class 1B1, (30 day USD SOFR Average + 1.95%), 5.57%, due 2/25/2045	5,275,309 (d)(f)
3,776,000	Series 2025-R04, Class 1M2, (30 day USD SOFR Average + 1.50%), 5.12%, due 5/25/2045	3,783,990 (d)(f)
10,556,000	Series 2025-R05, Class 2M2, (30 day USD SOFR Average + 1.60%), 5.22%, due 7/25/2045	10,589,498 (d)(f)
3,650,000	Series 2025-R06, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.17%, due 9/25/2045	3,670,317 (d)(f)
9,600,000	Series 2025-R06, Class 1B1, (30 day USD SOFR Average + 1.85%), 5.47%, due 9/25/2045	9,637,384 (d)(f)
500,000	Series 2026-R01, Class 2M2, (30 day USD SOFR Average + 1.35%), 4.97%, due 1/25/2046	498,867 (d)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$5,587,000	Series 2026-R02, Class 1M2, (30 day USD SOFR Average + 1.50%), 5.12%, due 2/25/2046	$5,602,141 (d)(f)
6,583,000	Series 2026-R03, Class 2M2, (30 day USD SOFR Average + 1.55%), 5.17%, due 4/25/2046	6,619,276 (d)(f)
Cross Mortgage Trust
1,250,000	Series 2024-H8, Class M1, 6.32%, due 12/25/2069	1,256,941 (d)(e)
805,000	Series 2026-NQM5, Class M1, 6.00%, due 3/25/2071	800,362 (d)(e)
1,849,569	Series 2026-NQM6, Class A3, 5.62%, due 5/25/2071	1,832,999 (d)
1,362,000	Series 2026-NQM6, Class M1, 5.91%, due 5/25/2071	1,347,193 (d)(e)
EFMT
503,186	Series 2024-INV2, Class A2, 5.29%, due 10/25/2069	500,846 (d)
2,615,781	Series 2024-INV2, Class A3, 5.44%, due 10/25/2069	2,604,691 (d)
3,500,000	Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	3,472,821 (d)(e)
4,794,895	Series 2025-NQM5, Class A3, 5.34%, due 11/25/2070	4,738,861 (d)
1,817,000	Series 2026-NQM5, Class M1, 6.35%, due 6/25/2071	1,817,872 (d)(e)
1,152,000	Series 2026-NQM7, Class M1, 6.08%, due 7/25/2071	1,145,086 (d)(e)
Federal Home Loan Mortgage Corp. REMIC
2,145,746	Series 4627, Class SA, (5.89% - 30 day USD SOFR Average), 2.26%, due 10/15/2046	237,668 (f)(g)
2,682,372	Series 5146, Class EC, 1.50%, due 2/25/2049	2,131,926
10,312,766	Series 5392, Class HI, 3.50%, due 7/25/2051	1,867,430 (g)
34,443,449	Series 5444, Class SC, (5.88% - 30 day USD SOFR Average), 2.26%, due 8/25/2054	1,791,207 (f)(g)
8,479,435	Series 5471, Class FK, (30 day USD SOFR Average + 1.15%), 4.77%, due 8/25/2054	8,524,795 (f)
1,725,083	Series 5438, Class FE, (30 day USD SOFR Average + 1.30%), 4.92%, due 8/25/2054	1,741,257 (f)
3,159,807	Series 5475, Class FA, (30 day USD SOFR Average + 1.10%), 4.72%, due 11/25/2054	3,159,277 (f)
12,159,034	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 4.77%, due 11/25/2054	12,223,923 (f)
6,316,578	Series 5468, Class FB, (30 day USD SOFR Average + 1.20%), 4.82%, due 11/25/2054	6,339,254 (f)
4,188,236	Series 5475, Class FB, (30 day USD SOFR Average + 1.35%), 4.97%, due 11/25/2054	4,206,664 (f)
10,322,988	Series 5513, Class FJ, (30 day USD SOFR Average + 1.80%), 5.42%, due 11/25/2054	10,470,157 (f)
5,594,454	Series 5505, Class FB, (30 day USD SOFR Average + 1.50%), 5.12%, due 2/25/2055	5,682,950 (f)
8,392,211	Series 5599, Class FB, (30 day USD SOFR Average + 1.20%), 4.82%, due 3/25/2055	8,401,491 (f)
11,127,835	Series 5518, Class FD, (30 day USD SOFR Average + 1.70%), 5.32%, due 3/25/2055	11,250,782 (f)
10,525,322	Series 5521, Class FB, (30 day USD SOFR Average + 1.70%), 5.32%, due 3/25/2055	10,643,279 (f)
3,217,666	Series 5534, Class AF, (30 day USD SOFR Average + 1.60%), 5.22%, due 5/25/2055	3,243,248 (f)
7,877,208	Series 5561, Class FD, (30 day USD SOFR Average + 1.35%), 4.97%, due 7/25/2055	7,965,054 (f)
44,427,043	Series 5578, Class SC, (5.85% - 30 day USD SOFR Average), 2.23%, due 9/25/2055	2,532,377 (f)(g)
33,550,886	Series 5596, Class SC, (5.30% - 30 day USD SOFR Average), 1.68%, due 11/25/2055	1,458,423 (f)(g)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$12,625,314	Series 5600, Class FA, (30 day USD SOFR Average + 1.30%), 4.92%, due 11/25/2055	$12,677,430 (f)
11,955,506	Series 5597, Class FA, (30 day USD SOFR Average + 1.40%), 5.02%, due 11/25/2055	12,012,256 (f)
13,225,876	Series 5664, Class F, (30 day USD SOFR Average + 1.50%), 5.12%, due 6/25/2056	13,180,407 (f)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
3,000,000	Series 2021-HQA3, Class B1, (30 day USD SOFR Average + 3.35%), 6.97%, due 9/25/2041	3,009,390 (d)(f)
6,253,000	Series 2021-DNA6, Class B1, (30 day USD SOFR Average + 3.40%), 7.02%, due 10/25/2041	6,286,060 (d)(f)
6,225,000	Series 2021-DNA7, Class B1, (30 day USD SOFR Average + 3.65%), 7.27%, due 11/25/2041	6,274,343 (d)(f)
2,450,000	Series 2021-HQA4, Class B1, (30 day USD SOFR Average + 3.75%), 7.37%, due 12/25/2041	2,471,438 (d)(f)
11,840,000	Series 2022-DNA1, Class M2, (30 day USD SOFR Average + 2.50%), 6.12%, due 1/25/2042	11,914,000 (d)(f)
6,402,920	Series 2022-DNA1, Class B1, (30 day USD SOFR Average + 3.40%), 7.02%, due 1/25/2042	6,436,920 (d)(f)
2,765,000	Series 2022-DNA1, Class B2, (30 day USD SOFR Average + 7.10%), 10.72%, due 1/25/2042	2,839,552 (d)(f)
13,314,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 7.37%, due 2/25/2042	13,514,027 (d)(f)
2,775,000	Series 2022-DNA2, Class B1, (30 day USD SOFR Average + 4.75%), 8.37%, due 2/25/2042	2,829,063 (d)(f)
8,855,000	Series 2022-DNA2, Class B2, (30 day USD SOFR Average + 8.50%), 12.12%, due 2/25/2042	9,206,121 (d)(f)
7,773,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 8.87%, due 3/25/2042	7,974,943 (d)(f)
7,520,000	Series 2022-HQA1, Class B1, (30 day USD SOFR Average + 7.00%), 10.62%, due 3/25/2042	7,787,938 (d)(f)
500,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 6.52%, due 4/25/2042	506,565 (d)(f)
12,919,000	Series 2022-DNA3, Class M2, (30 day USD SOFR Average + 4.35%), 7.97%, due 4/25/2042	13,230,772 (d)(f)
11,525,000	Series 2022-DNA3, Class B1, (30 day USD SOFR Average + 5.65%), 9.27%, due 4/25/2042	11,888,729 (d)(f)
5,761,000	Series 2022-DNA4, Class B1, (30 day USD SOFR Average + 6.25%), 9.87%, due 5/25/2042	5,989,417 (d)(f)
17,407,000	Series 2022-DNA6, Class M2, (30 day USD SOFR Average + 5.75%), 9.37%, due 9/25/2042	18,344,210 (d)(f)
5,486,000	Series 2024-DNA1, Class M2, (30 day USD SOFR Average + 1.95%), 5.57%, due 2/25/2044	5,532,302 (d)(f)
9,839,000	Series 2024-HQA1, Class M2, (30 day USD SOFR Average + 2.00%), 5.62%, due 3/25/2044	9,918,876 (d)(f)
223,918	Series 2024-DNA3, Class M2, (30 day USD SOFR Average + 1.45%), 5.07%, due 10/25/2044	223,849 (d)(f)
321,316	Series 2025-DNA1, Class M1, (30 day USD SOFR Average + 1.05%), 4.67%, due 1/25/2045	321,117 (d)(f)
251,662	Series 2025-HQA1, Class M1, (30 day USD SOFR Average + 1.15%), 4.77%, due 2/25/2045	251,662 (d)(f)
4,500,000	Series 2025-DNA4, Class M2, (30 day USD SOFR Average + 1.55%), 5.17%, due 10/25/2045	4,522,104 (d)(f)
191,811	Series 2026-HQA1, Class M1, (30 day USD SOFR Average + 1.25%), 4.87%, due 5/25/2046	191,999 (d)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$5,392,000	Series 2026-HQA1, Class M2, (30 day USD SOFR Average + 1.50%), 5.12%, due 5/25/2046	$5,391,480 (d)(f)
15,490,987	Federal National Mortgage Association Interest Strip, Series 437, Class C29, 3.35%, due 5/25/2053	2,437,059 (e)(g)
Federal National Mortgage Association REMIC
10,137,607	Series 2021-76, Class AI, 3.50%, due 11/25/2051	1,725,148 (g)
6,186,306	Series 2024-61, Class FD, (30 day USD SOFR Average + 1.00%), 4.62%, due 3/25/2053	6,189,967 (f)
7,654,543	Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 4.77%, due 3/25/2054	7,694,664 (f)
43,773,287	Series 2024-48, Class SB, (5.90% - 30 day USD SOFR Average), 2.28%, due 7/25/2054	2,183,416 (f)(g)
9,892,141	Series 2024-67, Class FA, (30 day USD SOFR Average + 1.17%), 4.79%, due 9/25/2054	9,949,130 (f)
15,307,884	Series 2024-70, Class DF, (30 day USD SOFR Average + 1.00%), 4.62%, due 10/25/2054	15,324,585 (f)
42,296,298	Series 2024-102, Class DS, (5.90% - 30 day USD SOFR Average), 2.28%, due 1/25/2055	1,942,669 (f)(g)
7,712,092	Series 2025-6, Class FC, (30 day USD SOFR Average + 1.60%), 5.22%, due 2/25/2055	7,771,883 (f)
10,494,218	Series 2025-6, Class LF, (30 day USD SOFR Average + 1.80%), 5.42%, due 2/25/2055	10,642,065 (f)
1,841,817	Series 2025-1, Class AF, (30 day USD SOFR Average + 1.85%), 5.47%, due 2/25/2055	1,870,942 (f)
9,254,511	Series 2025-6, Class FB, (30 day USD SOFR Average + 2.00%), 5.62%, due 2/25/2055	9,439,287 (f)
46,995,399	Series 2025-19, Class SC, (5.84% - 30 day USD SOFR Average), 2.22%, due 3/25/2055	2,351,152 (f)(g)
7,763,971	Series 2025-35, Class HF, (30 day USD SOFR Average + 1.70%), 5.32%, due 5/25/2055	7,848,941 (f)
44,509,777	Series 2025-72, Class SA, (5.25% - 30 day USD SOFR Average), 1.63%, due 8/25/2055	2,407,080 (f)(g)
35,719,907	Series 2025-81, Class SB, (5.35% - 30 day USD SOFR Average), 1.73%, due 10/25/2055	1,578,598 (f)(g)
51,216,245	Series 2025-92, Class SA, (5.80% - 30 day USD SOFR Average), 2.18%, due 11/25/2055	2,693,288 (f)(g)
51,770,158	Series 2025-112, Class AS, (5.65% - 30 day USD SOFR Average), 2.03%, due 1/25/2056	3,019,251 (f)(g)
13,500,000	Series 2026-41, Class BF, (30 day USD SOFR Average + 1.60%), 5.22%, due 6/25/2056	13,413,325 (f)
13,239,181	Series 2026-43, Class FB, (30 day USD SOFR Average + 1.70%), 5.32%, due 6/25/2056	13,274,440 (f)
GCAT Trust
3,413,458	Series 2025-NQM2, Class A3, 6.01%, due 4/25/2070	3,409,970 (d)
2,542,000	Series 2025-NQM2, Class M1, 6.33%, due 4/25/2070	2,539,320 (d)(e)
Government National Mortgage Association REMIC
6,144,618	Series 2020-86, Class WK, 1.00%, due 6/20/2050	4,617,614
6,016,624	Series 2020-112, Class KA, 1.00%, due 8/20/2050	4,520,609
5,444,509	Series 2021-103, Class HE, 2.00%, due 6/20/2051	4,399,858
5,582,736	Series 2021-119, Class NC, 1.50%, due 7/20/2051	4,509,496
15,741,720	Series 2021-139, Class IE, 3.50%, due 8/20/2051	2,899,332 (g)
7,242,365	Series 2025-4, Class FY, (30 day USD SOFR Average + 1.60%), 5.22%, due 1/20/2055	7,303,486 (f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$35,920,717	Series 2025-50, Class SB, (5.35% - 30 day USD SOFR Average), 1.73%, due 3/20/2055	$1,408,839 (f)(g)
63,298,407	Series 2025-50, Class SC, (5.35% - 30 day USD SOFR Average), 1.73%, due 3/20/2055	2,760,038 (f)(g)
45,387,921	Series 2025-48, Class SA, (5.95% - 30 day USD SOFR Average), 2.33%, due 3/20/2055	2,689,298 (f)(g)
31,596,930	Series 2025-97, Class SG, (7.10% - 30 day USD SOFR Average), 3.48%, due 6/20/2055	2,701,190 (f)(g)
37,293,262	Series 2026-2, Class SK, (5.70% - 30 day USD SOFR Average), 2.08%, due 1/20/2056	2,057,868 (f)(g)
GS Mortgage-Backed Securities Trust
274,640	Series 2025-PJ8, Class A5, 5.50%, due 2/25/2056	273,416 (d)(e)
2,573,698	Series 2025-PJ8, Class A19, 6.00%, due 2/25/2056	2,553,528 (d)(e)
HOMES Trust
1,204,683	Series 2025-AFC3, Class A2, 5.14%, due 8/25/2060	1,193,041 (d)
449,186	Series 2026-NQM3, Class A2, 5.47%, due 4/27/2071	445,380 (d)
3,412,860	Series 2026-NQM3, Class A3, 5.62%, due 4/27/2071	3,382,714 (d)
JP Morgan Mortgage Trust
391,385	Series 2025-2, Class A4, 6.00%, due 7/25/2055	390,965 (d)(e)
3,053,555	Series 2025-2, Class A9A, 6.00%, due 7/25/2055	3,043,060 (d)(e)
2,208,584	Series 2025-NQM3, Class A2, 5.65%, due 11/25/2065	2,203,180 (d)
1,970,000	Series 2025-NQM3, Class M1A, 5.97%, due 11/25/2065	1,958,372 (d)(e)
2,758,214	Series 2026-NQM3, Class A3, 5.84%, due 10/25/2066	2,752,370 (d)
2,550,000	Series 2026-NQM3, Class M1, 6.26%, due 10/25/2066	2,537,549 (d)(e)
14,325,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	14,343,037 (d)
Morgan Stanley Residential Mortgage Loan Trust
2,077,561	Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	2,061,521 (d)
2,195,000	Series 2024-NQM3, Class M1, 5.61%, due 7/25/2069	2,185,634 (d)(e)
1,548,047	Series 2024-NQM5, Class A3, 6.00%, due 10/25/2069	1,547,725 (d)
1,384,000	Series 2024-NQM5, Class M1, 6.52%, due 10/25/2069	1,387,005 (d)(e)
1,866,235	Series 2026-NQM5, Class A3, 5.84%, due 4/27/2071	1,859,979 (d)
2,214,000	Series 2026-NQM5, Class M1, 6.26%, due 4/27/2071	2,200,713 (d)(e)
New Residential Mortgage Loan Trust
7,627,000	Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	7,614,581 (d)
2,796,000	Series 2025-NQM3, Class M1, 6.32%, due 5/25/2065	2,795,042 (d)(e)
4,004,629	Series 2025-NQM4, Class A3, 5.81%, due 7/25/2065	3,993,242 (d)
1,496,000	Series 2025-NQM4, Class M1, 6.08%, due 7/25/2065	1,478,640 (d)(e)
5,281,694	Series 2026-NQM1, Class A1, 4.82%, due 11/25/2065	5,199,819 (d)(e)
926,505	Series 2026-NQM1, Class A3, 5.18%, due 11/25/2065	912,967 (d)
700,375	Series 2026-NQM2, Class A1, 4.74%, due 12/25/2065	687,885 (d)(e)
10,579,395	Series 2026-NQM2, Class A3, 5.15%, due 12/25/2065	10,418,105 (d)
953,090	Series 2026-NQM3, Class A1, 4.83%, due 2/25/2066	938,419 (d)(e)
1,212,000	Series 2026-NQM3, Class M1, 5.42%, due 2/25/2066	1,183,588 (d)(e)
460,305	Series 2026-NQM6, Class A2, 5.50%, due 5/25/2066	456,833 (d)
1,273,185	Series 2026-NQM6, Class A3, 5.60%, due 5/25/2066	1,263,821 (d)
1,142,000	Series 2026-NQM6, Class M1, 5.79%, due 5/25/2066	1,130,292 (d)(e)
1,236,505	Series 2026-NQM7, Class A3, 5.77%, due 6/25/2066	1,231,733 (d)
631,000	Series 2026-NQM7, Class M1, 6.02%, due 6/25/2066	626,306 (d)(e)
7,034,480	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	6,991,518 (d)
NYMT Loan Trust
2,301,867	Series 2026-INV3, Class A3, 5.71%, due 6/27/2061	2,282,662 (d)
1,547,000	Series 2026-INV3, Class M1, 5.96%, due 6/27/2061	1,528,627 (d)(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$2,141,643	Series 2024-INV1, Class A1, 5.38%, due 6/25/2069	$2,139,850 (d)(e)
4,278,207	Series 2024-INV1, Class A3, 5.83%, due 6/25/2069	4,274,292 (d)
OBX Trust
701,919	Series 2025-NQM7, Class A3, 5.86%, due 5/25/2055	702,625 (d)
907,289	Series 2026-R2, Class A3, 5.71%, due 3/25/2063	899,844 (d)
1,356,000	Series 2026-R2, Class M1, 5.93%, due 3/25/2063	1,340,732 (d)(e)
1,737,154	Series 2024-NQM14, Class A2, 5.20%, due 9/25/2064	1,728,655 (d)
5,090,000	Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	5,066,952 (d)(e)
1,645,949	Series 2025-NQM10, Class A3, 5.71%, due 5/25/2065	1,641,307 (d)
3,665,000	Series 2025-NQM10, Class M1, 6.04%, due 5/25/2065	3,666,166 (d)(e)
5,483,599	Series 2025-NQM23, Class A2, 5.18%, due 10/25/2065	5,424,768 (d)
2,988,000	Series 2026-NQM3, Class M1, 5.32%, due 1/25/2066	2,913,596 (d)(e)
5,292,452	Series 2026-NQM7, Class A3, 5.64%, due 4/25/2066	5,264,473 (d)
3,693,000	Series 2026-NQM9, Class M1, 5.82%, due 4/25/2066	3,677,260 (d)(e)
1,169,000	Series 2026-NQM7, Class M1, 5.83%, due 4/25/2066	1,153,507 (d)(e)
2,051,789	Series 2026-NQM8, Class A3, 5.60%, due 5/25/2066	2,039,191 (d)
3,142,000	Series 2026-NQM8, Class M1, 5.79%, due 5/25/2066	3,121,685 (d)(e)
PRKCM Trust
894,759	Series 2025-AFC1, Class A2, 5.25%, due 10/25/2060	887,559 (d)
1,213,000	Series 2026-AFC4, Class M1, 6.04%, due 7/25/2061	1,204,603 (d)(e)
2,461,000	SG Residential Mortgage Trust, Series 2026-4, Class M1, 6.10%, due 7/1/2066	2,445,244 (d)(e)
16,302,407	Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.92%, due 9/25/2066	13,788,005 (d)(e)
500,000	Structured Agency Credit Risk, Series 2026-DNA1, Class M2, (30 day USD SOFR Average + 1.30%), 4.92%, due 2/25/2046	500,573 (d)(f)
4,134,953	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	3,886,081 (d)
Verus Securitization Trust
6,902,195	Series 2021-6, Class A1, 1.63%, due 10/25/2066	5,914,309 (d)(e)
3,818,625	Series 2021-6, Class A3, 1.89%, due 10/25/2066	3,283,135 (d)(e)
2,375,825	Series 2026-R5, Class A3, 5.76%, due 3/25/2068	2,370,491 (d)
2,855,000	Series 2026-R5, Class M1, 6.25%, due 3/25/2068	2,851,456 (d)(e)
2,096,717	Series 2024-5, Class A2, 6.45%, due 6/25/2069	2,106,205 (d)
2,914,513	Series 2024-7, Class A3, 5.40%, due 9/25/2069	2,899,151 (d)
697,309	Series 2024-8, Class A2, 5.62%, due 10/25/2069	698,054 (d)
5,255,000	Series 2024-8, Class M1, 5.99%, due 10/25/2069	5,253,704 (d)(e)
2,817,253	Series 2025-4, Class A3, 5.75%, due 5/25/2070	2,811,382 (d)
1,733,000	Series 2025-4, Class M1, 6.30%, due 5/25/2070	1,733,173 (d)(e)
4,975,000	Series 2025-3, Class M1, 6.65%, due 5/25/2070	4,996,794 (d)(e)
7,985,624	Series 2025-6, Class A3, 5.72%, due 7/25/2070	7,960,230 (d)
1,515,136	Series 2025-11, Class A1, 4.91%, due 11/25/2070	1,496,377 (d)(e)
4,193,849	Series 2025-11, Class A3, 5.27%, due 11/25/2070	4,150,278 (d)
2,875,000	Series 2025-11, Class M1, 5.66%, due 11/25/2070	2,831,487 (d)(e)
2,327,874	Series 2026-1, Class A1, 4.86%, due 1/25/2071	2,303,621 (d)(e)
7,396,526	Series 2026-1, Class A3, 5.22%, due 1/25/2071	7,332,535 (d)
4,399,707	Series 2026-4, Class A2, 5.32%, due 4/25/2071	4,373,311 (d)
3,228,100	Series 2026-4, Class A3, 5.48%, due 4/25/2071	3,201,389 (d)
1,583,000	Series 2026-5, Class M1, 5.91%, due 5/25/2071	1,571,196 (d)(e)
978,954,742
Commercial Mortgage-Backed 5.8%
6,290,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class B, 4.09%, due 8/10/2035	6,022,675 (d)(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$7,000,000	1301 Trust, Series 2025-1301, Class D, 6.22%, due 8/11/2042	$6,923,359 (d)(e)
1,342,000	ALA Trust, Series 2025-OANA, Class D, (1 mo. USD Term SOFR + 3.09%), 6.77%, due 6/15/2040	1,346,146 (d)(f)
6,690,000	BAHA Trust, Series 2024-MAR, Class A, 5.97%, due 12/10/2041	6,782,895 (d)(e)
4,725,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 6.58%, due 8/15/2039	4,740,905 (d)(f)
5,302,000	BANK, Series 2019-BN17, Class C, 4.51%, due 4/15/2052	4,980,063 (e)
BANK5
2,138,000	Series 2023-5YR3, Class C, 7.32%, due 9/15/2056	2,171,695 (e)
1,700,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	1,549,636 (d)
3,039,000	Series 2024-5YR12, Class C, 6.30%, due 12/15/2057	3,056,730 (e)
2,665,000	Series 2025-5YR17, Class D, 4.50%, due 11/15/2058	2,337,629 (d)
3,236,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class C, 3.71%, due 11/15/2052	2,969,733
BBCMS Mortgage Trust
2,570,000	Series 2018-TALL, Class A, (1 mo. USD Term SOFR + 0.92%), 4.60%, due 3/15/2037	2,428,858 (d)(f)
3,623,000	Series 2018-TALL, Class B, (1 mo. USD Term SOFR + 1.17%), 4.85%, due 3/15/2037	3,353,198 (d)(f)
3,000,000	Series 2018-TALL, Class C, (1 mo. USD Term SOFR + 1.32%), 5.00%, due 3/15/2037	2,739,916 (d)(f)
2,370,000	Series 2018-TALL, Class D, (1 mo. USD Term SOFR + 1.65%), 5.32%, due 3/15/2037	2,122,934 (d)(f)
85,028,460	Series 2021-C11, Class XA, 1.32%, due 9/15/2054	3,991,755 (e)(g)
32,733,582	Series 2022-C17, Class XA, 1.15%, due 9/15/2055	1,832,992 (e)(g)
2,167,000	Series 2024-5C31, Class C, 5.76%, due 12/15/2057	2,141,057 (e)
Benchmark Mortgage Trust
1,600,000	Series 2020-B16, Class C, 3.64%, due 2/15/2053	1,316,086 (e)
257,000	Series 2020-B17, Class B, 2.92%, due 3/15/2053	219,133
46,406,107	Series 2021-B30, Class XA, 0.78%, due 11/15/2054	1,521,587 (e)(g)
1,509,000	Series 2024-V5, Class C, 6.97%, due 1/10/2057	1,540,144 (e)
1,759,000	Series 2024-V6, Class D, 4.00%, due 3/15/2057	1,578,895
2,222,000	Series 2024-V6, Class C, 6.67%, due 3/15/2057	2,230,449
6,363,000	Series 2026-V21, Class C, 6.01%, due 3/15/2059	6,214,642
3,428,000	BFLD Commercial Mortgage Trust, Series 2025-5MW, Class D, 6.37%, due 10/10/2042	3,444,544 (d)(e)
8,003,000	BLP Commercial Mortgage Trust, Series 2025-IND2, Class D, (1 mo. USD Term SOFR + 2.65%), 6.33%, due 12/15/2042	8,028,009 (d)(f)
BMO Mortgage Trust
1,346,000	Series 2024-5C3, Class B, 6.56%, due 2/15/2057	1,359,754 (e)
1,695,000	Series 2024-5C8, Class C, 5.74%, due 12/15/2057	1,662,633 (e)
BX Commercial Mortgage Trust
425,904	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 5.62%, due 2/15/2039	427,101 (d)(f)
7,161,556	Series 2024-MF, Class D, (1 mo. USD Term SOFR + 2.69%), 6.37%, due 2/15/2039	7,186,174 (d)(f)
5,523,000	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 6.37%, due 3/15/2041	5,555,793 (d)(f)
7,046,616	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 5.87%, due 11/15/2041	7,066,434 (d)(f)
3,565,981	Series 2025-JDI, Class C, (1 mo. USD Term SOFR + 1.75%), 5.43%, due 11/15/2042	3,573,782 (d)(f)
1,256,542	Series 2025-JDI, Class D, (1 mo. USD Term SOFR + 2.40%), 6.08%, due 11/15/2042	1,262,040 (d)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$5,622,262	Series 2026-XL6, Class D, (1 mo. USD Term SOFR + 2.10%), 5.78%, due 3/15/2043	$5,650,373 (d)(f)
BX Trust
7,893,825	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 5.67%, due 3/15/2030	7,879,024 (d)(f)
9,726,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 6.32%, due 2/15/2041	9,665,281 (d)(f)
9,534,551	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 6.57%, due 6/15/2041	9,443,104 (d)(f)
5,000,000	Series 2019-OC11, Class E, 3.94%, due 12/9/2041	4,521,042 (d)(e)
7,275,000	Series 2025-GW, Class D, (1 mo. USD Term SOFR + 2.75%), 6.43%, due 7/15/2042	7,311,375 (d)(f)
10,943,000	Series 2025-ARIA, Class C, 5.52%, due 12/13/2042	10,825,698 (d)(e)
9,761,000	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 6.93%, due 7/15/2044	9,760,913 (d)(f)
10,842,000	Series 2025-VOLT, Class D, (1 mo. USD Term SOFR + 2.75%), 6.43%, due 12/15/2044	10,814,881 (d)(f)
4,150,000	BXP Trust, Series 2017-GM, Class D, 3.42%, due 6/13/2039	4,063,178 (d)(e)
CHI Commercial Mortgage Trust
11,758,000	Series 2025-110W, Class D, 6.63%, due 12/13/2040	11,611,595 (d)(e)
6,017,000	Series 2025-SFT, Class B, 5.87%, due 4/15/2042	6,034,641 (d)(e)
1,835,000	Series 2025-SFT, Class C, 6.60%, due 4/15/2042	1,857,884 (d)(e)
7,315,000	Series 2025-SFT, Class D, 7.32%, due 4/15/2042	7,325,181 (d)(e)
Citigroup Commercial Mortgage Trust
2,425,000	Series 2023-PRM3, Class C, 6.36%, due 7/10/2028	2,448,102 (d)(e)
2,776,000	Series 2023-SMRT, Class C, 5.85%, due 6/12/2040	2,776,067 (d)(e)
COMM Mortgage Trust
572,000	Series 2025-167G, Class E, 8.20%, due 8/10/2040	562,031 (d)(e)
3,733,000	Series 2024-CBM, Class D, 7.93%, due 12/10/2041	3,776,390 (d)(e)
2,900,000	CONE Trust, Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 6.72%, due 8/15/2041	2,895,118 (d)(f)
4,793,000	DC Office Trust, Series 2019-MTC, Class D, 3.07%, due 9/15/2045	4,119,882 (d)(e)
3,950,000	ELM Trust, Series 2024-ELM, Class D15, 6.67%, due 6/10/2039	3,945,189 (d)(e)
Federal Home Loan Mortgage Corp. Multiclass Certificates
61,820,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	1,634,138 (g)
27,400,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	850,611 (e)(g)
64,940,176	Series 2020-RR04, Class X, 2.13%, due 2/27/2029	2,486,449 (e)(g)
18,835,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	509,387 (e)(g)
Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk
2,231,382	Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 6.47%, due 5/25/2044	2,252,793 (d)(f)
13,348,000	Series 2026-MN14, Class M2, (30 day USD SOFR Average + 2.70%), 6.32%, due 6/25/2046	13,393,067 (d)(f)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
70,984,000	Series K083, Class XAM, 0.05%, due 10/25/2028	175,778 (e)(g)
77,922,000	Series K085, Class XAM, 0.06%, due 10/25/2028	187,114 (e)(g)
GS Mortgage Securities Trust
2,612,000	Series 2016-GS2, Class C, 4.57%, due 5/10/2049	2,480,107 (e)
2,360,000	Series 2019-GC42, Class B, 3.36%, due 9/10/2052	2,043,899
3,284,000	Series 2019-GC42, Class C, 3.71%, due 9/10/2052	2,701,845 (e)
Hudson Yards Mortgage Trust
6,032,000	Series 2025-SPRL, Class D, 6.34%, due 1/13/2040	6,119,241 (d)(e)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$3,116,000	Series 2025-SPRL, Class E, 6.68%, due 1/13/2040	$3,170,136 (d)(e)
6,413,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 5.93%, due 3/15/2042	6,408,994 (d)(f)
IP Mortgage Trust
3,899,000	Series 2025-IP, Class D, 6.31%, due 6/10/2042	3,907,825 (d)(e)
3,277,000	Series 2025-IP, Class E, 6.85%, due 6/10/2042	3,289,587 (d)(e)
1,193,806	Series 2025-IP, Class F, 7.71%, due 6/10/2042	1,208,323 (d)(e)
7,926,044	IRV Trust, Series 2025-200P, Class C, 5.73%, due 3/14/2047	7,751,631 (d)(e)
JP Morgan Chase Commercial Mortgage Securities Trust
6,038,000	Series 2022-OPO, Class D, 3.45%, due 1/5/2039	4,564,727 (d)(e)
346,000	Series 2022-OPO, Class C, 3.45%, due 1/5/2039	274,205 (d)(e)
1,808,813	Series 2019-OSB, Class D, 3.78%, due 6/5/2039	1,649,105 (d)(e)
4,565,000	LBA Trust, Series 2026-LBA6, Class C, (1 mo. USD Term SOFR + 1.60%), 5.25%, due 7/15/2043	4,565,000 (d)(f)
1,400,000	LEX Trust, Series 2026-450, Class D, (1 mo. USD Term SOFR + 2.35%), 6.03%, due 3/15/2043	1,405,250 (d)(f)
MAD Commercial Mortgage Trust
5,500,000	Series 2025-11MD, Class D, 6.36%, due 10/15/2042	5,537,593 (d)(e)
6,200,000	Series 2025-11MD, Class E, 7.33%, due 10/15/2042	6,162,083 (d)(e)
7,703,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.33%, due 9/10/2039	7,408,971 (d)(e)
4,042,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 5.97%, due 5/15/2041	3,915,467 (d)(f)
Morgan Stanley Bank of America Merrill Lynch Trust
1,341,000	Series 2017-C33, Class C, 4.56%, due 5/15/2050	1,273,010 (e)
5,156,000	Series 2025-5C1, Class C, 6.64%, due 3/15/2058	5,229,152 (e)
3,860,000	Series 2025-C35, Class C, 6.35%, due 8/15/2058	3,799,350 (e)
Morgan Stanley Capital I Trust
1,291,000	Series 2017-H1, Class B, 4.08%, due 6/15/2050	1,265,696
2,504,550	Series 2017-H1, Class C, 4.28%, due 6/15/2050	2,381,888 (e)
1,301,000	Series 2018-H4, Class C, 5.05%, due 12/15/2051	1,208,715 (e)
NXPT Commercial Mortgage Trust
2,420,000	Series 2024-STOR, Class C, 4.98%, due 11/5/2041	2,369,899 (d)(e)
3,743,616	Series 2024-STOR, Class D, 5.65%, due 11/5/2041	3,698,292 (d)(e)
NYC Commercial Mortgage Trust
4,651,000	Series 2025-3BP, Class C, (1 mo. USD Term SOFR + 1.89%), 5.57%, due 2/15/2042	4,656,814 (d)(f)
5,166,000	Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.12%, due 2/15/2042	5,178,915 (d)(f)
One Market Plaza Trust
2,585,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	2,469,256 (d)
2,807,000	Series 2017-1MKT, Class C, 4.02%, due 2/10/2032	2,660,255 (d)
2,476,000	Series 2017-1MKT, Class D, 4.15%, due 2/10/2032	2,327,983 (d)
6,725,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class C, 6.43%, due 7/15/2039	6,748,099 (d)(e)
PENN Commercial Mortgage Trust
2,191,000	Series 2025-P11, Class C, 6.51%, due 8/10/2042	2,241,595 (d)(e)
3,878,000	Series 2025-P11, Class D, 7.38%, due 8/10/2042	3,978,975 (d)(e)
9,430,000	PRM Trust, Series 2025-PRM6, Class E, 6.58%, due 7/5/2033	9,391,354 (d)(e)
14,793,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	15,235,420 (d)
SFO Commercial Mortgage Trust
5,365,000	Series 2021-555, Class B, (1 mo. USD Term SOFR + 1.86%), 5.54%, due 5/15/2038	5,358,294 (d)(f)
3,810,000	Series 2021-555, Class C, (1 mo. USD Term SOFR + 2.16%), 5.84%, due 5/15/2038	3,802,856 (d)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$6,077,000	Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.76%), 6.44%, due 5/15/2038	$6,063,707 (d)(f)
6,900,000	SLG Office Trust, Series 2026-OMA, Class D, 5.79%, due 4/15/2041	6,851,755 (d)(e)
7,187,163	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class E, (1 mo. USD Term SOFR + 2.70%), 6.38%, due 1/15/2039	7,173,687 (d)(f)
3,121,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 5.67%, due 12/15/2039	3,124,897 (d)(f)
	TRTX Issuer Ltd.
4,876,000	Series 2025-FL7, Class C, (1 mo. USD Term SOFR + 2.20%), 5.87%, due 6/18/2043	4,895,965 (d)(f)
4,660,000	Series 2025-FL7, Class D, (1 mo. USD Term SOFR + 2.65%), 6.32%, due 6/18/2043	4,657,969 (d)(f)
2,069,000	Series 2025-FL7, Class E, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 6/18/2043	2,072,943 (d)(f)
	Wells Fargo Commercial Mortgage Trust
2,914,000	Series 2024-1CHI, Class D, 6.71%, due 7/15/2035	2,920,285 (d)(e)
1,730,000	Series 2016-NXS6, Class C, 4.54%, due 11/15/2049	1,681,371 (e)
2,770,000	Series 2017-C39, Class C, 4.12%, due 9/15/2050	2,542,910
5,086,000	Series 2025-5C3, Class C, 6.23%, due 1/15/2058	5,027,164 (e)
	WF-RBS Commercial Mortgage Trust
102,868,000	Series 2013-C14, Class XB, 0.00%, due 6/15/2046	1,029 (e)(g)
61,315	Series 2014-C22, Class XA, 0.24%, due 9/15/2057	1 (e)(g)
		471,309,152
Federal Home Loan Mortgage Corp. 3.8%
	Pass-Through Certificates
41,751,746	2.50%, due 12/1/2050 - 10/1/2052	34,229,590
28,835,136	3.00%, due 11/1/2050 - 9/1/2052	24,728,432
22,175,318	3.50%, due 5/1/2052 - 8/1/2053	19,686,623
17,711,012	4.00%, due 9/1/2052 - 1/1/2055	16,240,357
23,283,287	4.50%, due 8/1/2052 - 12/1/2054	21,951,797
68,614,506	5.00%, due 10/1/2052 - 1/1/2056	66,541,923
94,036,115	5.50%, due 11/1/2052 - 7/1/2056	93,508,721
34,834,644	6.00%, due 12/1/2052 - 4/1/2054	35,473,843
		312,361,286
Federal National Mortgage Association 6.5%
	Pass-Through Certificates
57,496,834	2.50%, due 5/1/2051 - 1/1/2054	47,268,885
82,452,142	3.00%, due 6/1/2050 - 3/1/2053	70,639,085
51,665,874	3.50%, due 8/1/2051 - 7/1/2052	46,033,842
38,067,605	4.00%, due 2/1/2052 - 2/1/2054	34,873,884
83,761,507	4.50%, due 7/1/2052 - 3/1/2055	79,103,247
84,380,326	5.00%, due 8/1/2052 - 2/1/2056	81,801,907
120,615,797	5.50%, due 12/1/2052 - 12/1/2055	119,958,488
52,497,982	6.00%, due 1/1/2053 - 6/1/2056	53,515,011
		533,194,349
Government National Mortgage Association 2.5%
	Pass-Through Certificates
167	7.00%, due 8/15/2032	173
14,215,000	4.50%, TBA, 30 Year Maturity	13,321,539 (h)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Government National Mortgage Association – cont'd
$108,535,000	5.00%, TBA, 30 Year Maturity	$105,004,590 (h)
90,595,000	5.50%, TBA, 30 Year Maturity	89,995,684 (h)
		208,321,986
Uniform Mortgage-Backed Securities 12.6%
	Pass-Through Certificates
17,070,000	4.00%, TBA, 30 Year Maturity	15,581,443 (h)
180,460,000	4.50%, TBA, 30 Year Maturity	169,438,934 (h)
265,945,000	5.00%, TBA, 30 Year Maturity	256,627,870 (h)
379,740,000	5.50%, TBA, 30 Year Maturity	375,792,694 (h)
214,615,000	6.00%, TBA, 30 Year Maturity	216,978,280 (h)
		1,034,419,221
Total Mortgage-Backed Securities (Cost $3,612,008,422)		3,538,560,736
Asset-Backed Securities 12.0%
Automobiles 1.2%
170,000	Ally Auto Receivables Trust, Series 2026-1, Class A2, 3.91%, due 11/15/2028	169,790
	Ally Bank Auto Credit-Linked Notes
301,277	Series 2024-A, Class D, 6.32%, due 5/17/2032	304,513 (d)
913,988	Series 2024-A, Class E, 7.92%, due 5/17/2032	930,064 (d)
328,367	Series 2024-B, Class C, 5.22%, due 9/15/2032	329,695 (d)
1,385,036	Series 2024-B, Class E, 6.68%, due 9/15/2032	1,392,269 (d)
3,381,144	Series 2025-A, Class D, 4.99%, due 6/15/2033	3,369,467 (d)
3,898,827	Series 2026-A, Class D, 5.25%, due 3/15/2034	3,886,301 (d)
3,423,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class C, 6.23%, due 4/20/2029	3,463,388 (d)
787,497	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class C, (30 day USD SOFR Average + 1.50%), 5.12%, due 12/26/2031	789,776 (d)(f)
305,000	BMW Vehicle Lease Trust, Series 2026-1, Class A2A, 4.03%, due 7/25/2028	304,424
159,000	BofA Auto Trust, Series 2026-1A, Class A2A, 4.10%, due 11/15/2028	158,863 (d)
	Bridgecrest Lending Auto Securitization Trust
6,190,000	Series 2025-4, Class D, 5.41%, due 8/15/2031	6,178,199
500,000	Series 2026-1, Class D, 4.99%, due 11/17/2031	492,180
	CarMax Auto Owner Trust
295,930	Series 2025-3, Class A2B, (30 day USD SOFR Average + 0.37%), 4.00%, due 8/15/2028	295,959 (f)
183,000	Series 2026-2, Class A2A, 4.11%, due 8/15/2029	182,647
235,281	Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.75%, due 2/25/2033	234,789 (d)
	Exeter Automobile Receivables Trust
14,653,000	Series 2025-1A, Class D, 5.49%, due 5/15/2031	14,778,460
500,000	Series 2026-1A, Class D, 5.00%, due 5/17/2032	492,479
	Exeter Select Automobile Receivables Trust
500,000	Series 2025-2, Class A3, 4.43%, due 8/15/2030	499,387
4,656,000	Series 2025-2, Class C, 4.91%, due 12/15/2031	4,638,549
	Ford Credit Auto Owner Trust
76,391	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.41%), 4.04%, due 12/15/2027	76,411 (f)
549,336	Series 2025-C, Class A2B, (30 day USD SOFR Average + 0.36%), 3.99%, due 9/15/2028	549,310 (f)
284,201	Series 2024-C, Class A3, 4.07%, due 7/15/2029	283,923
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
GLS Auto Receivables Issuer Trust
$334,000	Series 2025-2A, Class A3, 4.75%, due 1/16/2029	$334,497 (d)
3,479,000	Series 2025-2A, Class D, 5.59%, due 1/15/2031	3,493,141 (d)
GLS Auto Select Receivables Trust
378,069	Series 2025-3A, Class A2, 4.46%, due 10/15/2030	377,836 (d)
2,771,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	2,759,266 (d)
300,000	GM Financial Automobile Leasing Trust, Series 2026-2, Class A2A, 4.12%, due 7/20/2028	299,419
190,000	GM Financial Consumer Automobile Receivables Trust, Series 2026-2, Class A2A, 4.05%, due 5/16/2029	189,554
63,462	Harley-Davidson Motorcycle Trust, Series 2025-A, Class A2A, 4.71%, due 7/17/2028	63,510
Huntington Bank Auto Credit-Linked Notes
2,799,045	Series 2024-1, Class B1, 6.15%, due 5/20/2032	2,820,691 (d)
934,095	Series 2024-2, Class C, (30 day USD SOFR Average + 2.60%), 6.22%, due 10/20/2032	936,612 (d)(f)
Hyundai Auto Receivables Trust
59,750	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.34%), 3.97%, due 12/15/2027	59,751 (f)
418,788	Series 2025-C, Class A2B, (30 day USD SOFR Average + 0.35%), 3.98%, due 7/17/2028	418,802 (f)
237,000	M&T Bank Auto Receivables Trust, Series 2026-1A, Class A2, 4.33%, due 7/16/2029	237,048 (d)
278,000	Mercedes-Benz Auto Receivables Trust, Series 2026-1, Class A2A, 4.13%, due 1/16/2029	277,571
123,000	Nissan Auto Lease Trust, Series 2026-A, Class A2A, 3.90%, due 5/15/2028	122,649
Nissan Auto Receivables Owner Trust
554,291	Series 2025-B, Class A2B, (30 day USD SOFR Average + 0.38%), 4.01%, due 7/17/2028	554,561 (f)
152,000	Series 2026-A, Class A2A, 4.19%, due 3/15/2029	151,886
338,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03%, due 7/15/2030	335,610 (d)
15,813,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class D, 5.43%, due 3/17/2031	15,922,885
2,214,000	SCCU Auto Receivables Trust, Series 2025-1A, Class C, 5.08%, due 2/17/2032	2,194,439 (d)
685,000	SFS Auto Receivables Securitization Trust, Series 2026-1A, Class A2B, (30 day USD SOFR Average + 0.46%), 4.08%, due 8/20/2029	685,594 (d)(f)
305,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-AA, Class A2A, 4.21%, due 1/22/2029	304,306 (d)
Toyota Auto Receivables Owner Trust
26,355	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.33%), 3.96%, due 11/15/2027	26,356 (f)
300,000	Series 2026-B, Class A2A, 4.04%, due 2/15/2029	299,439
375,953	Toyota Lease Owner Trust, Series 2025-B, Class A2B, (30 day USD SOFR Average + 0.34%), 3.96%, due 5/22/2028	376,068 (d)(f)
5,057,290	U.S. Bank NA, Series 2026-RVM1, Class B1, 4.96%, due 12/25/2046	4,970,746 (d)
453,033	Volkswagen Auto Lease Trust, Series 2025-B, Class A2B, (30 day USD SOFR Average + 0.37%), 3.99%, due 4/20/2028	453,202 (f)
Volkswagen Auto Loan Enhanced Trust
19,127	Series 2024-1, Class A2B, (30 day USD SOFR Average + 0.36%), 3.98%, due 11/22/2027	19,129 (f)
59,730	Series 2025-1, Class A2B, (30 day USD SOFR Average + 0.44%), 4.06%, due 1/20/2028	59,743 (f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$489,526	Series 2025-2, Class A2B, (30 day USD SOFR Average + 0.37%), 3.99%, due 8/21/2028	$489,633 (f)
Westlake Automobile Receivables Trust
500,000	Series 2025-1A, Class D, 5.54%, due 11/15/2030	504,318 (d)
9,527,000	Series 2025-2A, Class D, 5.08%, due 5/15/2031	9,504,045 (d)
500,000	Series 2026-1A, Class D, 4.75%, due 7/15/2031	493,079 (d)
World Omni Auto Receivables Trust
27,253	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.33%), 3.96%, due 4/17/2028	27,254 (f)
307,000	Series 2026-B, Class A2A, 4.11%, due 6/15/2029	306,614
65,454	World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.39%), 4.02%, due 12/15/2027	65,462 (f)
93,935,559
Credit Card 0.0%‡
275,000	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, (1 mo. USD Term SOFR + 0.88%), 4.54%, due 5/14/2029	276,340 (f)
595,000	Evergreen Credit Card Trust, Series 2025-1A, Class A, (Secured Overnight Financing Rate + 0.59%), 4.22%, due 10/15/2029	596,568 (d)(f)
872,908
Home Equity 0.7%
JP Morgan Mortgage Trust
1,297,221	Series 2023-HE2, Class M1, (30 day USD SOFR Average + 2.25%), 5.87%, due 3/20/2054	1,300,424 (d)(f)
1,877,112	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 5.72%, due 5/20/2054	1,883,716 (d)(f)
464,946	Series 2023-HE3, Class M2, (30 day USD SOFR Average + 2.50%), 6.12%, due 5/20/2054	467,127 (d)(f)
1,753,869	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 5.62%, due 8/25/2054	1,761,489 (d)(f)
1,306,454	Series 2024-HE1, Class M2, (30 day USD SOFR Average + 2.40%), 6.02%, due 8/25/2054	1,314,604 (d)(f)
422,663	Series 2024-HE2, Class A1, (30 day USD SOFR Average + 1.20%), 4.82%, due 10/20/2054	423,191 (d)(f)
502,423	Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.15%), 4.77%, due 7/20/2055	502,729 (d)(f)
1,691,457	Series 2025-HE3, Class A1, (30 day USD SOFR Average + 1.35%), 4.97%, due 3/20/2056	1,700,397 (d)(f)
6,045,000	Series 2025-HE3, Class M1, (30 day USD SOFR Average + 1.45%), 5.07%, due 3/20/2056	6,051,881 (d)(f)
5,781,000	Series 2025-HE3, Class M2, (30 day USD SOFR Average + 1.70%), 5.32%, due 3/20/2056	5,797,422 (d)(f)
6,595,000	Series 2025-HE3, Class M3, (30 day USD SOFR Average + 2.10%), 5.72%, due 3/20/2056	6,613,578 (d)(f)
OBX Trust
3,679,816	Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.60%), 5.22%, due 2/25/2055	3,695,158 (d)(f)
1,874,000	Series 2025-HE1, Class M1, (30 day USD SOFR Average + 1.90%), 5.52%, due 2/25/2055	1,884,419 (d)(f)
RCKT Mortgage Trust
1,848,206	Series 2025-CES10, Class A1A, 4.89%, due 11/25/2055	1,829,301 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Home Equity – cont'd
	$5,683,370	Series 2025-CES11, Class A1A, 4.97%, due 11/25/2055	$5,621,004 (d)
	5,570,719	Series 2025-CES11, Class A1B, 5.12%, due 11/25/2055	5,508,431 (d)
	2,315,000	Series 2025-CES10, Class A2, 5.16%, due 11/25/2055	2,271,716 (d)
	1,724,000	Series 2025-CES11, Class A2, 5.23%, due 11/25/2055	1,696,677 (d)
	5,775,000	Series 2025-CES10, Class A3, 5.31%, due 11/25/2055	5,667,228 (d)
	1,950,000	Series 2025-CES11, Class A3, 5.38%, due 11/25/2055	1,919,099 (d)
	899,020	Series 2026-CES1, Class A1A, 4.83%, due 1/25/2056	886,903 (d)
Towd Point Mortgage Trust
	436,168	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	436,153 (d)
	527,763	Series 2024-CES1, Class A1B, 6.05%, due 1/25/2064	527,754 (d)
59,760,401
Other 10.1%
	3,000,000	1988 CLO 1 Ltd., Series 2022-1A, Class ER, (3 mo. USD Term SOFR + 6.10%), 9.85%, due 10/15/2039	2,927,809 (d)(f)
	1,500,000	1988 CLO 2 Ltd., Series 2023-2A, Class ER, (3 mo. USD Term SOFR + 5.25%), 9.00%, due 4/15/2038	1,450,371 (d)(f)
	5,760,274	AASET Trust, Series 2025-1A, Class A, 5.94%, due 2/16/2050	5,762,005 (d)
	1,000,000	AB BSL CLO 5 Ltd., Series 2024-5A, Class E, (3 mo. USD Term SOFR + 6.10%), 9.83%, due 1/20/2038	972,840 (d)(f)
	6,000,000	AGL CLO 15 Ltd., Series 2021-15A, Class D1R, (3 mo. USD Term SOFR + 2.60%), 6.33%, due 1/20/2039	6,005,066 (d)(f)
	1,570,000	AGL CLO 33 Ltd., Series 2024-33A, Class A1, (3 mo. USD Term SOFR + 1.35%), 5.08%, due 7/21/2037	1,571,905 (d)(f)
AIMCO CLO
	1,000,000	Series 2018-AA, Class ER, (3 mo. USD Term SOFR + 5.25%), 9.00%, due 10/17/2037	995,096 (d)(f)
	1,000,000	Series 2017-AA, Class D1R2, (3 mo. USD Term SOFR + 2.40%), 6.13%, due 1/20/2038	999,925 (d)(f)
	2,000,000	AIMCO CLO 23 Ltd., Series 2025-23A, Class D1, (3 mo. USD Term SOFR + 2.40%), 6.13%, due 4/20/2038	1,990,501 (d)(f)
	3,000,000	American Airlines Pass Through Trust, 5.61%, due 4/15/2031	2,940,647
	1,000,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class C, 5.55%, due 1/21/2031	1,007,847 (d)
	2,000,000	Apidos CLO LII Ltd., Series 2025-52A, Class D1, (3 mo. USD Term SOFR + 2.40%), 6.13%, due 4/20/2038	2,003,291 (d)(f)
Apidos CLO LV
	3,500,000	Series 2025-55A, Class A1, (3 mo. USD Term SOFR + 1.21%), 4.94%, due 1/20/2039	3,501,840 (d)(f)
	1,875,000	Series 2025-55A, Class E, (3 mo. USD Term SOFR + 4.60%), 8.33%, due 1/20/2039	1,856,434 (d)(f)
	4,000,000	Apidos CLO XLVI Ltd., Series 2023-46A, Class A1R, (3 mo. USD Term SOFR + 1.20%), 4.98%, due 10/24/2038	4,001,023 (d)(f)
	2,650,000	ARES LVI CLO Ltd., Series 2020-56A, Class D1R2, (3 mo. USD Term SOFR + 2.85%), 6.66%, due 1/25/2038	2,645,428 (d)(f)
EUR	1,350,000	Armada Euro CLO VI DAC, Series 6A, Class DR, (3 mo. EUR EURIBOR + 2.70%), 5.13%, due 4/15/2039	1,552,510 (d)(f)
EUR	1,100,000	Avoca CLO XXXIV DAC, Series 34A, Class E, (3 mo. EUR EURIBOR + 5.40%), 7.52%, due 1/15/2038	1,274,538 (d)(f)
EUR	4,400,000	Avoca CLO XXXV DAC, Series 35A, Class D, (3 mo. EUR EURIBOR + 2.60%), 4.80%, due 4/15/2039	5,102,087 (d)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
Bain Capital Credit CLO Ltd.
	$2,000,000	Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 3.10%), 6.85%, due 10/23/2037	$1,965,659 (d)(f)
	1,500,000	Series 2025-3A, Class E, (3 mo. USD Term SOFR + 5.45%), 9.20%, due 7/23/2038	1,494,649 (d)(f)
	1,000,000	Series 2025-4A, Class E, (3 mo. USD Term SOFR + 4.95%), 8.70%, due 1/17/2039	989,474 (d)(f)
	5,625,000	Series 2026-1A, Class D1, (3 mo. USD Term SOFR + 2.45%), 6.13%, due 4/26/2039	5,593,058 (d)(f)
	1,000,000	Ballyrock CLO 14 Ltd., Series 2020-14A, Class C1R, (3 mo. USD Term SOFR + 3.00%), 6.73%, due 7/20/2037	999,594 (d)(f)
	1,000,000	Ballyrock CLO 26 Ltd., Series 2024-26A, Class D, (3 mo. USD Term SOFR + 6.10%), 9.91%, due 7/25/2037	999,832 (d)(f)
	1,000,000	Ballyrock CLO Ltd., Series 2024-26AR, Class DR, (3 mo. USD Term SOFR + 5.90%), 5.90%, due 7/25/2039	1,000,000 (d)(f)(i)
Barings CLO Ltd.
	2,750,000	Series 2025-3A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.73%, due 3/31/2038	2,754,598 (d)(f)
	3,200,000	Series 2025-2A, Class E, (3 mo. USD Term SOFR + 5.75%), 9.48%, due 7/20/2038	3,226,520 (d)(f)
	1,800,000	Series 2025-5A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.75%, due 10/15/2038	1,801,364 (d)(f)
	5,200,000	Series 2026-1A, Class D1, (3 mo. USD Term SOFR + 3.10%), 6.76%, due 4/15/2039	5,214,196 (d)(f)
	1,500,000	Benefit Street Partners CLO 43 Ltd., Series 2025-43A, Class E, (3 mo. USD Term SOFR + 4.70%), 8.43%, due 10/20/2038	1,485,065 (d)(f)
	1,000,000	Benefit Street Partners CLO 44 Ltd., Series 2025-44A, Class E, (3 mo. USD Term SOFR + 4.70%), 8.45%, due 1/15/2039	990,747 (d)(f)
	4,500,000	Benefit Street Partners CLO 47 Ltd., Series 2026-47A, Class D1, (3 mo. USD Term SOFR + 2.30%), 6.05%, due 4/15/2039	4,479,015 (d)(f)
	2,500,000	Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class D1R2, (3 mo. USD Term SOFR + 3.15%), 6.90%, due 10/15/2037	2,506,806 (d)(f)
	1,000,000	Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ERR, (3 mo. USD Term SOFR + 4.90%), 8.65%, due 10/15/2038	987,440 (d)(f)
BlackRock European CLO XVI DAC
EUR	3,000,000	Series 16A, Class D, (3 mo. EUR EURIBOR + 3.05%), 5.48%, due 1/15/2039	3,463,137 (d)(f)
EUR	2,750,000	Series 16A, Class E, (3 mo. EUR EURIBOR + 5.40%), 7.83%, due 1/15/2039	3,169,968 (d)(f)
	$6,350,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	6,353,537 (d)
EUR	2,250,000	Bridgepoint CLO VI DAC, Series 6A, Class DR, (3 mo. EUR EURIBOR + 3.05%), 5.48%, due 3/15/2038	2,601,445 (d)(f)
Business Jet Securities LLC
	$3,702,193	Series 2024-1A, Class A, 6.20%, due 5/15/2039	3,735,765 (d)
	1,171,523	Series 2024-1A, Class C, 9.13%, due 5/15/2039	1,186,959 (d)
	3,081,561	Series 2024-2A, Class B, 5.75%, due 9/15/2039	3,059,109 (d)
Canyon CLO Ltd.
	500,000	Series 2025-1A, Class D1, (3 mo. USD Term SOFR + 2.75%), 6.50%, due 4/15/2038	500,068 (d)(f)
	1,125,000	Series 2025-1A, Class E, (3 mo. USD Term SOFR + 4.75%), 8.50%, due 4/15/2038	1,111,274 (d)(f)
	3,000,000	Series 2025-3A, Class D1, (3 mo. USD Term SOFR + 2.70%), 6.45%, due 1/15/2039	3,004,924 (d)(f)
	3,300,000	Series 2025-3A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.75%, due 1/15/2039	3,277,841 (d)(f)
Castlelake Aircraft Structured Trust
	3,939,635	Series 2025-1A, Class C, 7.75%, due 2/15/2050	3,902,127 (d)
	4,722,528	Series 2025-2A, Class A, 5.47%, due 8/15/2050	4,696,742 (d)
	5,058,533	Series 2026-2A, Class A, 5.33%, due 4/15/2051	4,991,660 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
CCG Receivables Trust
	$3,777	Series 2023-1, Class A2, 5.82%, due 9/16/2030	$3,779 (d)
	745,174	Series 2025-1, Class A2, 4.48%, due 10/14/2032	745,591 (d)
Centersquare Issuer LLC
	6,461,538	Series 2025-4A, Class A2, 5.20%, due 8/25/2055	5,961,198
	4,000,000	Series 2025-7A, Class A2, 5.80%, due 12/27/2055	3,796,464
EUR	1,600,000	CIFC European Funding CLO VIII DAC, Series 8A, Class D, (3 mo. EUR EURIBOR + 2.95%), 5.15%, due 4/15/2039	1,842,840 (d)(f)
CIFC Funding Ltd.
	$2,000,000	Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 2.95%), 6.74%, due 10/16/2037	2,007,988 (d)(f)
	3,500,000	Series 2015-4A, Class D1R3, (3 mo. USD Term SOFR + 2.60%), 6.35%, due 1/17/2039	3,503,657 (d)(f)
	2,350,000	Series 2023-3A, Class D1R, (3 mo. USD Term SOFR + 2.40%), 6.13%, due 1/20/2039	2,347,343 (d)(f)
	3,435,000	Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, due 11/22/2049	3,427,593 (d)
	1,500,000	Clover CLO LLC, Series 2020-1A, Class DRR, (3 mo. USD Term SOFR + 3.10%), 6.72%, due 7/15/2037	1,465,247 (d)(f)
	89,948	CNH Equipment Trust, Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.33%), 3.96%, due 8/15/2028	89,966 (f)
Compass Datacenters Issuer II LLC
	3,335,000	Series 2024-1A, Class A1, 5.25%, due 2/25/2049	3,322,649 (d)
	2,712,000	Series 2024-1A, Class A2, 5.75%, due 2/25/2049	2,719,536 (d)
	2,760,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	2,782,190 (d)
	7,780,000	Series 2024-2A, Class A1, 5.02%, due 8/25/2049	7,669,571 (d)
Compass Datacenters Issuer III LLC
	7,837,000	Series 2026-1A, Class A22, 5.29%, due 2/25/2056	7,674,002 (d)
	5,886,000	Series 2026-1A, Class A23, 5.44%, due 2/25/2056	5,727,390 (d)
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
	10,519,000	Series 2025-1A, Class A2, 6.00%, due 5/20/2055	10,613,868 (d)
	6,600,000	Series 2025-1A, Class C, 9.41%, due 5/20/2055	6,825,761 (d)
	3,837,000	Series 2026-1A, Class B, 5.42%, due 3/20/2056	3,726,948 (d)
	3,000,000	Crown City CLO III, Series 2021-1A, Class C, (3 mo. USD Term SOFR + 3.56%), 7.24%, due 7/20/2034	2,979,100 (d)(f)
	1,500,000	Crown City CLO VI, Series 2024-6A, Class D1, (3 mo. USD Term SOFR + 3.50%), 7.25%, due 7/15/2037	1,493,147 (d)(f)
EUR	4,000,000	CVC Cordatus Loan Fund XVI DAC, Series 16A, Class DR, (3 mo. EUR EURIBOR + 2.70%), 4.74%, due 3/17/2039	4,591,534 (d)(f)
EUR	2,000,000	CVC Cordatus Loan Fund XXXVII DAC, Series 37A, Class E, (3 mo. EUR EURIBOR + 5.40%), 7.83%, due 1/15/2040	2,328,403 (d)(f)
CyrusOne Data Centers Issuer I LLC
	$2,650,000	Series 2023-1A, Class A2, 4.30%, due 4/20/2048	2,593,657 (d)
	2,422,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	2,425,978 (d)
	130,000	Series 2024-1A, Class A2, 4.76%, due 3/22/2049	126,936 (d)
	9,990,529	Series 2024-2A, Class A2, 4.50%, due 5/20/2049	9,605,123 (d)
	12,021,000	Series 2024-3A, Class A2, 4.65%, due 5/20/2049	11,372,364 (d)
	44,750	Dell Equipment Finance Trust, Series 2025-1, Class A2, 4.68%, due 7/22/2027	44,805 (d)
	6,000,000	Dewolf Park CLO Ltd., Series 2017-1A, Class D1R2, (3 mo. USD Term SOFR + 2.55%), 6.28%, due 1/22/2039	5,954,939 (d)(f)
	119,873	DLLAD LLC, Series 2025-1A, Class A2, 4.46%, due 11/20/2028	119,927 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
	$300,000	Dryden 53 CLO Ltd., Series 2017-53A, Class D, (3 mo. USD Term SOFR + 2.66%), 6.41%, due 1/15/2031	$298,752 (d)(f)
Eaton Vance CLO Ltd.
	850,000	Series 2015-1A, Class DR, (3 mo. USD Term SOFR + 2.76%), 6.49%, due 1/20/2030	851,156 (d)(f)
	2,000,000	Series 2020-2A, Class D1R2, (3 mo. USD Term SOFR + 3.20%), 6.95%, due 10/15/2037	2,004,759 (d)(f)
Elmwood CLO 44 Ltd.
	1,250,000	Series 2025-7A, Class D, (3 mo. USD Term SOFR + 2.60%), 6.33%, due 10/20/2038	1,250,649 (d)(f)
	1,250,000	Series 2025-7A, Class E, (3 mo. USD Term SOFR + 4.70%), 8.43%, due 10/20/2038	1,244,467 (d)(f)
	5,700,000	Elmwood CLO 48 Ltd., Series 2026-2A, Class D, (3 mo. USD Term SOFR + 3.10%), 6.77%, due 4/20/2039	5,710,035 (d)(f)
	1,500,000	Empower CLO Ltd., Series 2024-2A, Class D, (3 mo. USD Term SOFR + 3.20%), 6.95%, due 7/15/2037	1,499,345 (d)(f)
EUR	6,000,000	Fidelity Grand Harbour CLO 8 DAC, Series 8A, Class D, (3 mo. EUR EURIBOR + 2.65%), 4.86%, due 1/15/2040	6,885,676 (d)(f)
	$3,000,000	Flatiron CLO 20 Ltd., Series 2020-1A, Class D1R2, (3 mo. USD Term SOFR + 2.65%), 6.29%, due 11/20/2038	2,991,646 (d)(f)
	1,000,000	Flatiron RR CLO 27 Ltd., Series 2024-3A, Class D1, (3 mo. USD Term SOFR + 2.90%), 6.63%, due 10/18/2037	1,003,116 (d)(f)
Foundation Finance Trust
	3,485,668	Series 2024-2A, Class B, 4.93%, due 3/15/2050	3,459,739 (d)
	1,154,434	Series 2024-2A, Class C, 5.32%, due 3/15/2050	1,148,090 (d)
	4,080,201	Series 2024-2A, Class D, 6.59%, due 3/15/2050	4,113,125 (d)
	619,418	Series 2025-1A, Class A, 4.95%, due 4/15/2050	615,401 (d)
	2,000,000	Galaxy 31 CLO Ltd., Series 2023-31A, Class ER, (3 mo. USD Term SOFR + 5.50%), 9.25%, due 7/15/2038	1,947,679 (d)(f)
	2,500,000	Galaxy 36 CLO Ltd., Series 2025-36A, Class A1, (3 mo. USD Term SOFR + 1.23%), 4.98%, due 10/15/2038	2,501,924 (d)(f)
	6,000,000	Garnet CLO 5 Ltd., Series 2026-5A, Class D, (3 mo. USD Term SOFR + 2.30%), 6.01%, due 4/20/2039	5,979,092 (d)(f)
GoldenTree Loan Management U.S. CLO 19 Ltd.
	4,000,000	Series 2024-19A, Class AR, (3 mo. USD Term SOFR + 1.15%), 4.88%, due 7/20/2039	3,996,992 (d)(f)
	6,000,000	Series 2024-19A, Class DR, (3 mo. USD Term SOFR + 2.30%), 6.03%, due 7/20/2039	5,964,934 (d)(f)
GoldenTree Loan Management U.S. CLO 27 Ltd.
	4,000,000	Series 2025-27A, Class A, (3 mo. USD Term SOFR + 1.19%), 4.92%, due 1/20/2039	4,000,964 (d)(f)
	3,000,000	Series 2025-27A, Class D, (3 mo. USD Term SOFR + 2.60%), 6.33%, due 1/20/2039	2,984,636 (d)(f)
	3,000,000	Series 2025-27A, Class E, (3 mo. USD Term SOFR + 4.75%), 8.48%, due 1/20/2039	2,987,282 (d)(f)
GreatAmerica Leasing Receivables Funding LLC
	22,029	Series 2025-1, Class A2, 4.52%, due 10/15/2027	22,059 (d)
	102,000	Series 2026-1, Class A2, 4.47%, due 1/16/2029	102,020 (d)
GreenSky Home Improvement Issuer Trust
	97,060	Series 2025-1A, Class A2, 5.12%, due 3/25/2060	97,278 (d)
	3,592,006	Series 2025-1A, Class B, 5.39%, due 3/25/2060	3,598,951 (d)
	2,804,099	Series 2025-1A, Class C, 5.69%, due 3/25/2060	2,807,508 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
	$3,164,066	Series 2025-2A, Class B, 5.07%, due 6/25/2060	$3,147,964 (d)
	2,139,100	Series 2025-2A, Class C, 5.26%, due 6/25/2060	2,123,687 (d)
	1,743,704	Series 2025-2A, Class D, 5.56%, due 6/25/2060	1,731,403 (d)
GreenSky Home Improvement Trust
	5,503,722	Series 2024-1, Class B, 5.87%, due 6/25/2059	5,556,614 (d)
	1,820,727	Series 2024-1, Class C, 6.36%, due 6/25/2059	1,843,603 (d)
	5,387,533	Series 2024-1, Class D, 7.33%, due 6/25/2059	5,510,327 (d)
EUR	1,500,000	Harvest CLO XXXVIII DAC, Series 38A, Class D, (3 mo. EUR EURIBOR + 3.00%), 5.49%, due 1/22/2039	1,731,598 (d)(f)
Hilton Grand Vacations Trust
	$499,481	Series 2022-1D, Class D, 6.79%, due 6/20/2034	499,533 (d)
	840,959	Series 2022-2A, Class B, 4.74%, due 1/25/2037	837,365 (d)
	1,197,622	Series 2024-2A, Class B, 5.65%, due 3/25/2038	1,210,899 (d)
	2,402,448	Series 2024-2A, Class C, 5.99%, due 3/25/2038	2,426,499 (d)
	1,451,104	Series 2024-2A, Class D, 6.91%, due 3/25/2038	1,472,674 (d)
	584,843	Series 2024-1B, Class B, 5.99%, due 9/15/2039	593,409 (d)
	511,622	Series 2024-1B, Class D, 8.85%, due 9/15/2039	526,421 (d)
	3,134,199	Series 2025-2A, Class C, 5.12%, due 5/25/2044	3,116,917 (d)
	6,000,000	Honey Hill Park CLO Ltd., Series 2026-1A, Class D1, (3 mo. USD Term SOFR + 2.45%), 6.17%, due 4/24/2039	5,970,002 (d)(f)
HPEFS Equipment Trust
	83,774	Series 2025-1A, Class A2, 4.49%, due 9/20/2032	83,841 (d)
	136,328	Series 2025-2A, Class A2, 4.07%, due 11/22/2032	136,217 (d)
Invesco U.S. CLO Ltd.
	1,000,000	Series 2025-2A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.75%, due 7/15/2038	942,488 (d)(f)
	2,800,000	Series 2023-3A, Class ER, (3 mo. USD Term SOFR + 5.75%), 9.50%, due 7/15/2038	2,628,494 (d)(f)
	1,000,000	Series 2025-1A, Class E, (3 mo. USD Term SOFR + 6.00%), 9.75%, due 7/15/2038	998,378 (d)(f)
	7,719,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	7,744,154 (d)
	188,822	John Deere Owner Trust, Series 2025-B, Class A2B, (30 day USD SOFR Average + 0.30%), 3.93%, due 7/17/2028	188,822 (f)
EUR	1,500,000	Kettles Park CLO DAC, Series 1A, Class D, (3 mo. EUR EURIBOR + 3.55%), 5.88%, due 6/24/2039	1,758,573 (d)(f)
	$1,000,000	Kinetic ABS Issuer LLC, Series 2026-1A, Class A2, 5.22%, due 2/25/2056	979,668 (d)
	5,125,000	KKR CLO 62 Ltd., Series 2026-62A, Class D1, (3 mo. USD Term SOFR + 2.55%), 6.25%, due 4/15/2039	5,099,757 (d)(f)
Kubota Credit Owner Trust
	561,197	Series 2025-2A, Class A2, 4.48%, due 4/17/2028	561,905 (d)
	353,000	Series 2026-1A, Class A2, 3.84%, due 1/16/2029	351,013 (d)
Lightpath Fiber Issuer LLC
	8,908,000	Series 2026-1A, Class A2, 5.60%, due 3/25/2056	8,823,092 (d)
	5,700,000	Series 2026-1A, Class B, 5.89%, due 3/25/2056	5,579,728 (d)
	8,064,692	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 9/20/2065	8,090,293 (d)
	1,250,000	Magnetite LI Ltd., Series 2025-51A, Class E, (3 mo. USD Term SOFR + 4.60%), 8.41%, due 10/25/2038	1,241,002 (d)(f)
Magnetite LII Ltd.
	3,000,000	Series 2025-52A, Class D1, (3 mo. USD Term SOFR + 2.45%), 6.26%, due 1/25/2039	2,987,409 (d)(f)
	1,625,000	Series 2025-52A, Class E, (3 mo. USD Term SOFR + 4.50%), 8.31%, due 1/25/2039	1,601,553 (d)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
$6,000,000	Magnetite LV Ltd., Series 2026-55A, Class D, (3 mo. USD Term SOFR + 2.45%), 6.13%, due 4/15/2039	$5,977,435 (d)(f)
1,250,000	Magnetite XLVIII Ltd., Series 2025-48A, Class E, (3 mo. USD Term SOFR + 4.85%), 8.60%, due 10/15/2038	1,250,037 (d)(f)
4,500,000	Magnetite XXVIII Ltd., Series 2020-28A, Class ERR, (3 mo. USD Term SOFR + 4.70%), 8.45%, due 1/15/2038	4,395,070 (d)(f)
MetroNet Infrastructure Issuer LLC
13,431,000	Series 2025-2A, Class A2, 5.40%, due 8/20/2055	13,410,338 (d)
8,095,000	Series 2025-2A, Class C, 7.83%, due 8/20/2055	8,223,569 (d)
2,000,000	MidOcean Credit CLO XXI, Series 2025-21A, Class D1, (3 mo. USD Term SOFR + 2.80%), 6.53%, due 10/20/2038	2,010,634 (d)(f)
10,000,000	MLB Trust Senior Secured, 4.66%, due 12/10/2030	9,738,057
416,023	MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, due 12/13/2029	419,604 (d)
MTP ABS Funding LLC
12,439,000	Series 2026-1A, Class A2, 5.20%, due 4/25/2056	12,302,519 (d)
5,516,000	Series 2026-1A, Class B, 5.88%, due 4/25/2056	5,476,819 (d)
MVW LLC
499,866	Series 2020-1A, Class B, 2.73%, due 10/20/2037	499,353 (d)
487,369	Series 2020-1A, Class C, 4.21%, due 10/20/2037	487,156 (d)
801,508	Series 2021-2A, Class B, 1.83%, due 5/20/2039	765,602 (d)
1,192,641	Series 2022-1A, Class B, 4.40%, due 11/21/2039	1,180,306 (d)
1,470,774	Series 2023-2A, Class C, 7.06%, due 11/20/2040	1,502,779 (d)
497,630	Series 2023-2A, Class D, 9.33%, due 11/20/2040	513,188 (d)
2,584,560	Series 2024-2A, Class C, 4.92%, due 3/20/2042	2,531,075 (d)
2,874,379	Series 2025-1A, Class C, 5.75%, due 9/22/2042	2,875,617 (d)
2,059,482	Series 2024-1A, Class B, 5.51%, due 2/20/2043	2,079,832 (d)
1,301,689	Series 2024-1A, Class C, 6.20%, due 2/20/2043	1,314,546 (d)
7,350,676	Series 2026-1A, Class C, 5.36%, due 3/20/2043	7,268,718 (d)
6,157,726	Series 2025-2A, Class C, 4.97%, due 10/20/2044	6,016,195 (d)
5,477,369	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	5,452,912 (d)
4,000,000	Oaktree CLO Ltd., Series 2025-33A, Class E, (3 mo. USD Term SOFR + 5.10%), 8.83%, due 1/20/2039	3,996,393 (d)(f)
OCP CLO Ltd.
3,000,000	Series 2024-35A, Class D1, (3 mo. USD Term SOFR + 3.10%), 6.91%, due 10/25/2037	3,010,979 (d)(f)
2,000,000	Series 2017-13A, Class ER2, (3 mo. USD Term SOFR + 5.90%), 9.63%, due 11/26/2037	1,965,301 (d)(f)
3,000,000	Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.38%, due 1/20/2038	2,995,602 (d)(f)
3,500,000	Series 2018-15A, Class ER, (3 mo. USD Term SOFR + 5.10%), 8.83%, due 1/20/2038	3,412,680 (d)(f)
2,000,000	Series 2025-46A, Class E, (3 mo. USD Term SOFR + 4.55%), 8.30%, due 10/15/2038	1,975,989 (d)(f)
3,000,000	Series 2025-48A, Class D1, (3 mo. USD Term SOFR + 2.45%), 6.20%, due 12/15/2038	2,988,424 (d)(f)
4,000,000	Series 2025-48A, Class E, (3 mo. USD Term SOFR + 4.55%), 8.30%, due 12/15/2038	3,952,312 (d)(f)
4,750,000	Series 2026-49A, Class D1, (3 mo. USD Term SOFR + 2.30%), 5.98%, due 4/16/2039	4,734,925 (d)(f)
2,000,000	OHA Credit Funding 17-R Ltd., Series 2024-17RA, Class A1, (3 mo. USD Term SOFR + 1.14%), 4.87%, due 4/20/2039	1,998,656 (d)(f)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
	$6,000,000	OHA Credit Partners VII Ltd., Series 2012-7A, Class D1R4, (3 mo. USD Term SOFR + 2.50%), 6.14%, due 2/20/2038	$5,947,748 (d)(f)
	1,000,000	OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, due 9/15/2036	1,009,036 (d)
	14,321,000	Oryx Funding LLC, Series 2026-1A, Class A2, 6.30%, due 6/5/2056	14,233,019 (d)
Palmer Square CLO Ltd.
	1,225,000	Series 2024-4A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.75%, due 1/15/2038	1,198,654 (d)(f)
	6,000,000	Series 2025-1A, Class D1, (3 mo. USD Term SOFR + 2.45%), 6.18%, due 4/20/2038	6,006,837 (d)(f)
	5,175,000	Series 2026-1A, Class D, (3 mo. USD Term SOFR + 2.35%), 6.08%, due 4/20/2039	5,151,188 (d)(f)
Palmer Square European CLO DAC
EUR	1,875,000	Series 2023-2A, Class DR, (3 mo. EUR EURIBOR + 3.10%), 5.53%, due 10/15/2038	2,173,643 (d)(f)
EUR	1,875,000	Series 2023-2A, Class ER, (3 mo. EUR EURIBOR + 5.40%), 7.83%, due 10/15/2038	2,184,370 (d)(f)
EUR	4,875,000	Penta CLO 11 DAC, Series 2022-11A, Class DRR, (3 mo. EUR EURIBOR + 2.70%), 4.84%, due 1/15/2039	5,594,271 (d)(f)
	$664,000	PFS Financing Corp., Series 2024-D, Class A, 5.34%, due 4/15/2029	668,437 (d)
EUR	2,000,000	PGGLF 2 Assetco EUR 1 DAC, Series 2022-12A, Class ARR, (3 mo. EUR EURIBOR + 1.28%), 3.53%, due 11/9/2038	2,310,004 (d)(f)
	$8,531,199	PK ALIFT Loan Funding 8 LP, Series 2026-1, Class C, 5.00%, due 9/15/2043	8,324,101 (d)
QTS Issuer ABS II LLC
	2,158,236	Series 2025-1A, Class A2, 5.04%, due 10/5/2055	2,087,838 (d)
	7,548,000	Series 2026-4A, Class A2, 5.70%, due 3/5/2056	7,433,499 (d)
	7,182,000	Series 2026-4A, Class B, 6.73%, due 3/5/2056	7,048,640 (d)
	3,407,418	Series 2026-5A, Class A2, 6.18%, due 3/6/2056	3,391,509 (d)
	3,000,000	RAD CLO 28 Ltd., Series 2024-28A, Class E, (3 mo. USD Term SOFR + 5.25%), 8.98%, due 4/20/2038	2,770,691 (d)(f)
	2,000,000	Rad CLO 30 Ltd., Series 2025-30A, Class D, (3 mo. USD Term SOFR + 5.10%), 8.85%, due 10/15/2038	1,988,018 (d)(f)
	3,000,000	Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3 mo. USD Term SOFR + 1.32%), 5.13%, due 1/25/2038	3,004,692 (d)(f)
	3,000,000	RR 19 Ltd., Series 2021-19A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 4.93%, due 4/15/2040	2,996,676 (d)(f)
	6,000,000	RR 25 Ltd., Series 2023-25A, Class C1R2, (3 mo. USD Term SOFR + 2.65%), 6.40%, due 4/15/2041	5,995,475 (d)(f)
	2,500,000	RR 34 Ltd., Series 2024-34RA, Class DR, (3 mo. USD Term SOFR + 5.50%), 9.25%, due 10/15/2039	2,500,816 (d)(f)
	1,000,000	RR 36 Ltd., Series 2024-36RA, Class DR, (3 mo. USD Term SOFR + 5.25%), 9.00%, due 1/15/2040	1,001,457 (d)(f)
	4,000,000	RR 42 Ltd., Series 2025-42A, Class DR, (3 mo. USD Term SOFR + 5.10%), 8.85%, due 10/15/2040	4,004,676 (d)(f)
	3,125,000	RR 43 Ltd., Series 2026-43A, Class C1, (3 mo. USD Term SOFR + 2.40%), 6.05%, due 10/15/2039	3,130,954 (d)(f)
	6,000,000	RR 44 Ltd., Series 2026-44A, Class C1, (3 mo. USD Term SOFR + 2.40%), 6.15%, due 4/15/2041	5,973,214 (d)(f)
EUR	2,150,000	RRE 10 Loan Management DAC, Series 10A, Class DR, (3 mo. EUR EURIBOR + 5.30%), 7.73%, due 3/15/2038	2,500,931 (d)(f)
Sierra Timeshare Receivables Funding LLC
	$633,499	Series 2022-1A, Class D, 6.00%, due 10/20/2038	633,367 (d)
	384,154	Series 2023-1A, Class C, 7.00%, due 1/20/2040	391,929 (d)
	372,239	Series 2023-2A, Class C, 7.30%, due 4/20/2040	382,232 (d)
	625,496	Series 2023-2A, Class D, 9.72%, due 4/20/2040	651,359 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
	$171,519	Series 2023-3A, Class C, 7.12%, due 9/20/2040	$175,420 (d)
	1,915,832	Series 2024-2A, Class C, 5.83%, due 6/20/2041	1,926,387 (d)
	3,243,265	Series 2024-3A, Class C, 5.32%, due 8/20/2041	3,222,989 (d)
	1,076,424	Series 2024-3A, Class D, 6.93%, due 8/20/2041	1,072,220 (d)
	447,758	Series 2025-1A, Class A, 4.81%, due 1/21/2042	445,434 (d)
	3,680,123	Series 2025-1A, Class D, 6.86%, due 1/21/2042	3,657,413 (d)
	1,336,024	Series 2024-1A, Class C, 5.94%, due 1/20/2043	1,343,578 (d)
	388,372	Series 2024-1A, Class D, 8.02%, due 1/20/2043	394,400 (d)
	5,119,000	Series 2026-2A, Class D, 7.19%, due 5/20/2043	5,122,243 (d)
	1,620,884	Series 2025-2A, Class C, 5.32%, due 4/20/2044	1,608,469 (d)
	1,942,359	Series 2025-2A, Class D, 6.79%, due 4/20/2044	1,925,897 (d)
	2,677,121	Series 2025-3A, Class D, 6.54%, due 8/22/2044	2,632,135 (d)
Signal Peak CLO 11 Ltd.
	2,000,000	Series 2024-11A, Class D1, (3 mo. USD Term SOFR + 3.10%), 6.83%, due 7/18/2037	2,005,518 (d)(f)
	1,000,000	Series 2024-11A, Class E, (3 mo. USD Term SOFR + 6.00%), 9.73%, due 7/18/2037	999,914 (d)(f)
	3,100,000	Sixth Street CLO 31 Ltd., Series 2025-31A, Class E, (3 mo. USD Term SOFR + 4.70%), 8.45%, due 1/17/2039	3,038,184 (d)(f)
Sixth Street CLO XXIII Ltd.
	4,000,000	Series 2023-23A, Class DR, (3 mo. USD Term SOFR + 2.50%), 6.25%, due 10/17/2038	4,008,113 (d)(f)
	2,000,000	Series 2023-23A, Class ER, (3 mo. USD Term SOFR + 4.85%), 8.60%, due 10/17/2038	1,966,036 (d)(f)
	3,284,000	SoFi Consumer Loan Program Trust, Series 2026-2, Class D, 5.37%, due 3/25/2036	3,253,744 (d)
	3,580,791	Sone Holdings Trust, 4.88%, due 6/30/2033	3,517,049
Sotheby's Artfi Master Trust
	3,351,000	Series 2026-1A, Class B, 4.90%, due 6/20/2033	3,324,398 (d)
	3,104,000	Series 2026-1A, Class D, 5.54%, due 6/20/2033	3,091,856 (d)
Stack Infrastructure Issuer LLC
	1,250,000	Series 2023-2A, Class A2, 5.90%, due 7/25/2048	1,250,277 (d)
	7,719,000	Series 2025-1A, Class A2, 5.00%, due 5/25/2050	7,443,435 (d)
EUR	3,000,000	Stannaway Park CLO DAC, Series 1A, Class E, (3 mo. EUR EURIBOR + 5.40%), 7.88%, due 1/23/2038	3,450,868 (d)(f)
	$14,294,000	Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, due 11/20/2055	14,063,449 (d)
	1,250,000	Symphony CLO 34-PS Ltd., Series 2022-34A, Class ER2, (3 mo. USD Term SOFR + 6.00%), 9.78%, due 7/24/2038	1,249,123 (d)(f)
	1,100,000	Symphony CLO 44 Ltd., Series 2024-44A, Class E, (3 mo. USD Term SOFR + 6.15%), 9.82%, due 7/14/2037	1,092,832 (d)(f)
	250,512	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, due 6/21/2050	250,147 (d)
	6,208,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.29%, due 11/15/2027	6,193,957 (d)
	1,750,000	Trestles CLO III Ltd., Series 2020-3A, Class ER, (3 mo. USD Term SOFR + 6.10%), 9.83%, due 10/20/2037	1,750,807 (d)(f)
	1,500,000	Trestles CLO IX Ltd., Series 2025-9A, Class D1, (3 mo. USD Term SOFR + 2.65%), 6.40%, due 1/15/2039	1,500,080 (d)(f)
Trestles CLO Ltd.
	1,200,000	Series 2017-1A, Class ERR, (3 mo. USD Term SOFR + 5.95%), 9.62%, due 7/25/2037	1,200,000 (d)(f)
	1,200,000	Series 2017-1AR, Class ER3, (5.25% - 3 mo. USD Term SOFR), 0.00%, due 7/25/2039	1,200,168 (d)(f)(i)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
$1,500,000	Trestles CLO VI Ltd., Series 2023-6A, Class ER, (3 mo. USD Term SOFR + 4.75%), 8.56%, due 4/25/2038	$1,476,940 (d)(f)
2,000,000	Trestles CLO VII Ltd., Series 2024-7A, Class D1, (3 mo. USD Term SOFR + 3.10%), 6.91%, due 10/25/2037	2,006,081 (d)(f)
5,250,000	Trinitas CLO XXV Ltd., Series 2023-25A, Class DR, (3 mo. USD Term SOFR + 2.75%), 6.50%, due 1/23/2039	5,243,629 (d)(f)
1,000,000	Trinitas CLO XXXI Ltd., Series 2024-31A, Class A1, (3 mo. USD Term SOFR + 1.35%), 5.08%, due 1/22/2038	1,001,499 (d)(f)
6,000,000	Trinitas CLO XXXV Ltd., Series 2026-35A, Class D1, (3 mo. USD Term SOFR + 2.50%), 6.23%, due 1/22/2039	5,981,822 (d)(f)
3,000,000	Trinitas CLO XXXVII Ltd., Series 2025-37A, Class D, (3 mo. USD Term SOFR + 2.95%), 6.68%, due 1/22/2039	3,013,190 (d)(f)
6,000,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class C, 9.02%, due 4/20/2055	6,213,010 (d)
4,948,624	Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, due 11/15/2055	4,768,714 (d)
32,534,000	Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, due 8/15/2055	31,715,025 (d)
6,532,000	VB-S1 Issuer LLC, Series 2026-1A, Class D, 5.19%, due 3/15/2056	6,383,954 (d)
Verizon Master Trust
274,000	Series 2024-3, Class A1B, (30 day USD SOFR Average + 0.58%), 4.21%, due 4/22/2030	274,492 (f)
289,000	Series 2024-6, Class A1B, (30 day USD SOFR Average + 0.67%), 4.29%, due 8/20/2030	289,879 (f)
603,000	Series 2025-9, Class A1B, (30 day USD SOFR Average + 0.42%), 4.05%, due 10/21/2030	603,505 (f)
Volofin Finance DAC
2,576,901	Series 2024-1A, Class A, 5.94%, due 6/15/2037	2,586,419 (d)
1,290,810	Series 2024-1A, Class B, 6.21%, due 6/15/2037	1,291,754 (d)
Voya CLO Ltd.
1,000,000	Series 2025-3A, Class E, (3 mo. USD Term SOFR + 5.40%), 9.13%, due 7/20/2038	1,003,777 (d)(f)
1,400,000	Series 2024-2AR, Class ER, (3 mo. USD Term SOFR + 5.50%), 9.24%, due 7/20/2039	1,399,980 (d)(f)
1,750,000	Wellington Management CLO 3 Ltd., Series 2024-3AR, Class D1R, (3 mo. USD Term SOFR + 2.80%), 6.61%, due 7/31/2039	1,750,122 (d)(f)
2,600,000	Whitebox CLO II Ltd., Series 2020-2A, Class E1R2, (3 mo. USD Term SOFR + 5.75%), 9.53%, due 10/24/2037	2,585,547 (d)(f)
3,090,579	Willis Engine Structured Trust VIII, Series 2025-A, Class B, 6.07%, due 6/15/2050	3,053,951 (d)
Wireless PropCo Funding LLC
5,350,000	Series 2025-1A, Class B, 4.30%, due 6/25/2055	5,007,806 (d)
2,000,000	Series 2025-1A, Class C, 8.51%, due 6/25/2055	2,019,030 (d)
826,614,376
Student Loan 0.0%‡
662,024	ELFI Graduate Loan Program LLC, Series 2024-A, Class A, 5.56%, due 8/25/2049	664,382 (d)
826,373	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.94%, due 7/15/2069	753,382 (d)
1,597,000	SoFi Professional Loan Program LLC, Series 2020-A, Class BFX, 3.12%, due 5/15/2046	1,424,566 (d)
2,842,330
Total Asset-Backed Securities (Cost $990,261,443)		984,025,574
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Corporate Bonds 39.4%
Advertising 0.2%
Clear Channel Outdoor Holdings, Inc.
	$2,145,000	7.13%, due 2/15/2031	$2,212,578 (d)
	1,490,000	7.50%, due 3/15/2033	1,561,811 (d)
Neptune Bidco U.S., Inc.
	2,680,000	9.29%, due 4/15/2029	2,730,501 (d)
	475,000	10.38%, due 5/15/2031	497,298 (d)
EUR	100,000	WPP Finance 2013, 3.63%, due 6/9/2031	112,026 (j)
	$7,641,000	WPP LLC, 6.50%, due 3/30/2036	7,427,950
14,542,164
Aerospace & Defense 0.5%
	1,860,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	1,900,111 (d)
Bombardier, Inc.
	2,735,000	7.25%, due 7/1/2031	2,848,697 (d)
	535,000	7.00%, due 6/1/2032	551,221 (d)
	765,000	6.75%, due 6/15/2033	787,925 (d)
	4,641,000	Goat Holdco LLC, 6.75%, due 2/1/2032	4,715,414 (d)
Honeywell Aerospace, Inc.
	10,465,000	4.95%, due 3/16/2036	10,088,116 (d)
	9,960,000	5.73%, due 3/16/2056	9,486,544 (d)
TransDigm, Inc.
	1,515,000	6.38%, due 3/1/2029	1,533,227 (d)
	1,295,000	7.13%, due 12/1/2031	1,335,715 (d)
	1,740,000	6.38%, due 5/31/2033	1,739,559 (d)
	1,570,000	6.75%, due 1/31/2034	1,595,549 (d)
	1,475,000	6.13%, due 7/31/2034	1,458,433 (d)
38,040,511
Agriculture 0.1%
	4,000,000	JR Simplot Co., 5.64%, due 9/30/2035	3,866,432
	779,000	Philip Morris International, Inc., (Secured Overnight Financing Rate + 0.83%), 4.50%, due 4/28/2028	783,921 (f)
EUR	1,300,000	Sudzucker International Finance BV, 5.95%, due 5/28/2030	1,495,114 (j)(k)(l)
EUR	615,000	Tereos Finance Groupe I SA, 5.75%, due 4/30/2031	660,165 (j)
6,805,632
Airlines 0.1%
EUR	1,600,000	Air France-KLM, 4.63%, due 5/23/2029	1,879,373 (j)
	$254,000	Avianca Midco 2 PLC, 9.63%, due 2/14/2030	245,344 (d)
	200,000	Azul Secured Finance LLP, 9.88%, due 2/15/2031	185,000 (d)
EUR	3,100,000	Deutsche Lufthansa AG, 5.25%, due 1/15/2055	3,592,553 (j)(k)
	$243,000	Gol Finance, Inc., 14.38%, due 6/6/2030	233,584 (d)
	30,000	Latam Airlines Group SA, 7.63%, due 1/7/2031	30,637 (d)
EUR	2,900,000	Transportes Aereos Portugueses SA, 5.13%, due 11/15/2029	3,393,481 (j)
9,559,972
Apparel 0.2%
Beach Acquisition Bidco LLC
EUR	3,245,000	5.25%, due 7/15/2032	3,764,198 (j)
	$2,508,635	10.00% Cash/10.75% PIK, due 7/15/2033	2,693,042 (d)(m)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Apparel – cont'd
	$870,000	Champ Acquisition Corp., 8.38%, due 12/1/2031	$907,366 (d)
EUR	1,429,000	CT Investment GmbH, 6.38%, due 4/15/2030	1,691,303 (j)
		VF Corp.
EUR	1,418,000	4.25%, due 3/7/2029	1,636,549
	$1,115,000	2.95%, due 4/23/2030	1,001,724
EUR	3,302,000	0.63%, due 2/25/2032	3,106,681
			14,800,863
Auto Manufacturers 0.5%
	$6,327,273	FCA U.S. LLC Lease-Backed Pass-Through Trust, 7.76%, due 3/10/2047	6,199,153 (d)
EUR	2,260,000	Jaguar Land Rover Automotive PLC, 4.50%, due 7/15/2028	2,606,958 (j)
		Nissan Motor Acceptance Co. LLC
	$275,000	7.05%, due 9/15/2028	280,611 (d)
	265,000	5.63%, due 9/29/2028	263,424 (d)
	115,000	5.55%, due 9/13/2029	111,839 (d)
	395,000	6.13%, due 9/30/2030	385,760 (d)
		Nissan Motor Co. Ltd.
EUR	1,225,000	5.25%, due 7/17/2029	1,433,318 (j)
	$415,000	7.50%, due 7/17/2030	425,071 (d)
	1,025,000	4.81%, due 9/17/2030	950,120 (d)
	310,000	7.75%, due 7/17/2032	320,223 (d)
EUR	595,000	6.38%, due 7/17/2033	701,365 (j)
	$230,000	8.13%, due 7/17/2035	242,687 (d)
EUR	900,000	RCI Banque SA, 5.50%, due 10/9/2034	1,064,711 (j)(k)
EUR	2,100,000	Renault SA, 3.88%, due 9/30/2030	2,402,509 (j)
	$13,530,000	Stellantis Finance U.S., Inc., 6.45%, due 3/18/2035	13,172,964 (d)
		Stellantis NV
EUR	2,370,000	6.25%, due 3/16/2031	2,641,192 (j)(k)(l)
EUR	1,867,000	6.88%, due 12/16/2033	2,065,774 (j)(k)(l)
EUR	1,130,000	4.63%, due 6/6/2035	1,239,906 (j)
		Volkswagen International Finance NV
EUR	1,200,000	3.88%, due 6/14/2027	1,381,162 (j)(k)(l)
EUR	4,500,000	3.75%, due 12/28/2027	5,159,493 (j)(k)(l)
EUR	100,000	5.99%, due 11/15/2033	115,935 (j)(k)(l)
			43,164,175
Auto Parts & Equipment 0.8%
	$6,419,000	Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 9/15/2032	6,467,215 (d)
		Cyprium Corp./Cyprium Holdings Luxembourg SARL
	1,400,000	6.13%, due 4/15/2031	1,387,582 (d)
	3,280,000	6.38%, due 4/15/2034	3,231,428 (d)
	1,035,150	Dexko Global, Inc., 7.50%, due 4/15/2032	861,887 (d)
		Forvia SE
EUR	585,714	3.75%, due 6/15/2028	673,635 (j)
EUR	1,235,000	5.63%, due 6/15/2030	1,461,024 (j)
EUR	1,137,000	5.38%, due 3/15/2031	1,331,970 (j)
EUR	1,950,000	5.50%, due 6/15/2031	2,294,366 (j)
	$5,471,000	6.75%, due 9/15/2033	5,443,946 (d)
EUR	2,052,000	Gestamp Automocion SA, 4.38%, due 10/15/2030	2,375,820 (j)
EUR	930,000	Goodyear Europe BV, 2.75%, due 8/15/2028	1,044,746 (j)
	$815,000	Goodyear Tire & Rubber Co., 8.88%, due 7/15/2032	836,485
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Auto Parts & Equipment – cont'd
EUR	200,000	Grupo Antolin Irausa SA, 3.50%, due 4/30/2028	$108,669 (j)
		IHO Verwaltungs GmbH
EUR	1,190,000	6.75% Cash/7.50% PIK, due 11/15/2029	1,430,430 (j)(m)
	$1,600,000	7.75% Cash/8.50% PIK, due 11/15/2030	1,658,346 (d)(m)
EUR	1,700,000	(0.00% / 6.38% PIK), 5.63%, due 5/15/2031	2,041,360 (j)
EUR	1,520,000	7.00% Cash/7.75% PIK, due 11/15/2031	1,870,303 (j)(m)
	$575,000	7.38%, due 5/15/2033	595,999 (d)
		Schaeffler AG
EUR	800,000	4.75%, due 8/14/2029	934,142 (j)
EUR	4,000,000	4.50%, due 3/28/2030	4,631,293 (j)
EUR	2,400,000	5.38%, due 4/1/2031	2,854,258 (j)
		Valeo SE
EUR	1,700,000	4.50%, due 4/11/2030	1,978,875 (j)
EUR	3,000,000	5.13%, due 5/20/2031	3,553,734 (j)
EUR	400,000	4.63%, due 3/23/2032	459,908 (j)
		ZF Europe Finance BV
EUR	1,000,000	6.13%, due 3/13/2029	1,191,641 (j)
EUR	1,900,000	3.00%, due 10/23/2029	2,105,009 (j)
EUR	2,100,000	7.00%, due 6/12/2030	2,569,690 (j)
EUR	500,000	5.50%, due 2/17/2032	571,490 (j)
		ZF Finance GmbH
EUR	900,000	2.25%, due 5/3/2028	1,008,973 (j)
EUR	900,000	3.75%, due 9/21/2028	1,031,165 (j)
		ZF North America Capital, Inc.
	$885,000	6.88%, due 4/14/2028	900,934 (d)
	2,130,000	6.75%, due 4/23/2030	2,113,748 (d)
	320,000	7.50%, due 3/24/2031	322,232 (d)
	2,380,000	6.88%, due 4/23/2032	2,338,277 (d)
			63,680,580
Banks 9.9%
	5,200,000	ABN AMRO Bank NV, 5.52%, due 12/3/2035	5,197,618 (d)(k)
GBP	530,000	Aldermore Group PLC, 6.00%, due 10/1/2035	708,059 (j)(k)
EUR	300,000	AMCO - Asset Management Co. SpA, 0.75%, due 4/20/2028	331,685 (j)
		Banco Bilbao Vizcaya Argentaria SA
	$7,755,000	7.75%, due 1/14/2032	8,109,326 (k)(l)
	5,400,000	7.13%, due 5/8/2033	5,398,207 (k)(l)
EUR	270,000	Banco BPM SpA, 3.38%, due 1/24/2030	311,638 (j)
		Banco Bradesco SA
	$200,000	6.50%, due 1/22/2030	203,990 (d)
	1,320,000	5.38%, due 1/20/2031	1,292,412 (d)
	206,000	Banco de Credito del Peru SA, 6.45%, due 7/30/2035	209,914 (d)(k)
EUR	1,100,000	Banco de Sabadell SA, 6.00%, due 8/16/2033	1,318,620 (j)(k)
		Banco Mercantil del Norte SA
	$1,500,000	6.63%, due 1/24/2032	1,424,023 (d)(k)(l)
	760,000	8.75%, due 5/20/2035	780,445 (d)(k)(l)
	200,000	Banco Santander Chile, 4.55%, due 11/20/2030	195,380 (d)
	570,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, due 12/10/2029	577,182 (d)
	7,600,000	Banco Santander SA, 7.25%, due 12/3/2035	7,621,014 (k)(l)
	273,000	Banco Votorantim SA, 5.88%, due 4/8/2028	274,256 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
Bangkok Bank PCL
	$200,000	4.30%, due 6/15/2027	$199,412 (d)
	1,270,000	5.65%, due 7/5/2034	1,281,733 (d)
Bank of America Corp.
	3,330,000	4.38%, due 1/27/2027	3,309,749 (k)(l)
	1,905,000	(Secured Overnight Financing Rate + 0.83%), 4.50%, due 1/24/2029	1,910,538 (f)
	9,005,000	6.63%, due 5/1/2030	9,192,250 (k)(l)
	3,560,000	6.25%, due 7/26/2030	3,563,446 (k)(l)
	2,875,000	5.52%, due 10/25/2035	2,842,860 (k)
	18,240,000	5.46%, due 5/9/2036	18,215,373 (k)
	17,210,000	5.49%, due 4/23/2037	16,766,622 (k)
CAD	11,945,000	Bank of Montreal, 3.54%, due 3/3/2032	8,360,350 (k)
Bank of New York Mellon Corp.
	$11,125,000	3.75%, due 12/20/2026	11,049,011 (k)(l)
	1,020,000	(Secured Overnight Financing Rate Index + 0.68%), 4.33%, due 6/9/2028	1,022,243 (f)
EUR	100,000	Bank of New Zealand, 2.55%, due 6/29/2027	114,964 (j)
Bank of Nova Scotia
CAD	8,955,000	3.62%, due 1/30/2032	6,295,234 (k)
CAD	8,955,000	4.44%, due 11/15/2035	6,396,164 (k)
Barclays PLC
	$3,550,000	4.38%, due 3/15/2028	3,449,917 (k)(l)
	2,065,000	8.00%, due 3/15/2029	2,172,438 (k)(l)
	3,090,000	9.63%, due 12/15/2029	3,404,204 (k)(l)
	4,880,000	7.12%, due 6/27/2034	5,257,423 (k)
	4,170,000	7.63%, due 3/15/2035	4,310,191 (k)(l)
EUR	1,200,000	Bayerische Landesbank, 1.38%, due 11/22/2032	1,350,159 (j)(k)
	$200,000	BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico, 5.40%, due 6/3/2031	198,560 (d)
BNP Paribas SA
	690,000	9.25%, due 11/17/2027	719,556 (d)(k)(l)
	655,000	4.50%, due 2/25/2030	608,194 (d)(k)(l)
	10,480,000	4.63%, due 2/25/2031	9,575,346 (d)(k)(l)
	7,090,000	8.00%, due 8/22/2031	7,522,022 (d)(k)(l)
	3,880,000	5.91%, due 11/19/2035	3,889,503 (d)(k)
	9,050,000	7.20%, due 4/17/2036	8,984,761 (d)(k)(l)
	3,515,000	BPCE SA, 5.94%, due 5/30/2035	3,535,572 (d)(k)
Canadian Imperial Bank of Commerce
CAD	7,460,000	3.70%, due 4/2/2030	5,321,486 (k)
EUR	100,000	2.50%, due 5/7/2030	112,213 (j)
CAD	7,460,000	3.65%, due 1/13/2032	5,253,849 (k)
	$200,000	CBQ Finance Ltd., 5.38%, due 3/28/2029	200,340 (j)
EUR	500,000	Cie de Financement Foncier SA, 3.50%, due 5/12/2036	567,227 (j)
	$1,108,000	Citibank NA, (Secured Overnight Financing Rate + 0.71%), 4.35%, due 11/19/2027	1,109,085 (f)
Citigroup, Inc.
	3,140,000	4.15%, due 11/15/2026	3,134,507 (k)(l)
	765,000	(Secured Overnight Financing Rate + 1.14%), 4.77%, due 5/7/2028	768,125 (f)
	3,670,000	7.13%, due 8/15/2029	3,732,500 (k)(l)
	8,600,000	6.95%, due 2/15/2030	8,675,878 (k)(l)
	3,865,000	6.63%, due 2/15/2031	3,882,543 (k)(l)
	8,215,000	4.50%, due 9/11/2031	8,027,182 (k)
	4,340,000	7.00%, due 8/15/2034	4,436,587 (k)(l)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
Citizens Financial Group, Inc.
	$2,400,000	(3 mo. USD Term SOFR + 3.26%), 7.01%, due 10/6/2026	$2,399,656 (f)(l)
	1,203,000	(3 mo. USD Term SOFR + 3.42%), 7.17%, due 10/6/2026	1,198,037 (f)(l)
EUR	200,000	Commonwealth Bank of Australia, 0.75%, due 2/28/2028	222,545 (j)
Credit Agricole SA
	$8,510,000	6.70%, due 9/23/2034	8,437,804 (d)(k)(l)
	3,920,000	6.25%, due 1/10/2035	3,997,859 (d)(k)
	4,115,000	5.26%, due 1/12/2037	3,963,323 (d)(k)
EUR	100,000	Crelan SA, 6.00%, due 2/28/2030	122,058 (j)(k)
	$5,490,000	Deutsche Bank AG, 4.95%, due 8/4/2031	5,422,244 (k)
	4,035,000	Doha Finance Ltd., 4.50%, due 3/16/2031	3,870,233 (j)
Fifth Third Bancorp
	1,793,000	(3 mo. USD Term SOFR + 3.29%), 7.03%, due 8/30/2026	1,796,844 (f)(l)
	4,070,000	4.34%, due 4/25/2033	3,870,187 (k)
	660,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 4.48%, due 1/28/2028	660,593 (f)
Goldman Sachs Group, Inc.
	1,345,000	4.13%, due 11/10/2026	1,339,058 (k)(l)
	1,260,000	(Secured Overnight Financing Rate + 1.85%), 5.50%, due 3/15/2028	1,269,689 (f)
	605,000	(Secured Overnight Financing Rate + 1.29%), 4.96%, due 4/23/2028	608,259 (f)
	7,650,000	7.50%, due 5/10/2029	7,912,877 (k)(l)
	9,860,000	6.50%, due 8/10/2031	9,785,910 (k)(l)
	12,596,000	4.37%, due 10/21/2031	12,192,447 (k)
	4,000,000	6.13%, due 11/10/2034	3,944,356 (k)(l)
	30,438,000	4.94%, due 10/21/2036	28,788,470 (k)
	8,720,000	5.66%, due 7/21/2037	8,680,289 (k)
	3,220,000	6.75%, due 10/1/2037	3,420,157
Grupo Aval Ltd.
	1,235,000	4.38%, due 2/4/2030	1,156,269 (d)
	200,000	4.38%, due 2/4/2030	187,250 (j)
	6,860,000	Gulf International Bank BSC, 5.75%, due 6/5/2029	6,928,422 (j)
HSBC Holdings PLC
	1,170,000	4.70%, due 3/9/2031	1,082,608 (k)(l)
	3,010,000	6.75%, due 3/24/2031	3,025,848 (k)(l)
	8,410,000	6.95%, due 8/27/2031	8,491,720 (k)(l)
	3,240,000	7.00%, due 9/24/2035	3,284,702 (k)(l)
	3,880,000	5.74%, due 9/10/2036	3,834,313 (k)
	2,256,000	Huntington Bancshares, Inc., 4.45%, due 10/15/2027	2,220,627 (k)(l)
ING Groep NV
	4,892,000	3.88%, due 5/16/2027	4,794,372 (k)(l)
	7,160,000	4.25%, due 5/16/2031	6,403,807 (k)(l)
EUR	1,240,000	Intesa Sanpaolo SpA, 6.38%, due 3/30/2028	1,473,535 (j)(k)(l)
	$200,000	Itau Unibanco Holding SA, 6.00%, due 2/27/2030	203,190 (d)
JPMorgan Chase & Co.
	1,165,000	(Secured Overnight Financing Rate + 0.86%), 4.49%, due 10/22/2028	1,168,386 (f)
	385,000	(Secured Overnight Financing Rate + 0.80%), 4.47%, due 1/24/2029	386,328 (f)
	3,865,000	6.88%, due 6/1/2029	3,990,670 (k)(l)
	10,530,000	5.04%, due 7/23/2032	10,484,038 (k)
	2,280,000	5.58%, due 7/23/2036	2,258,619 (k)
	28,905,000	4.81%, due 10/22/2036	27,444,581 (k)
	9,455,000	5.15%, due 4/23/2037	9,168,167 (k)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
	$200,000	KEB Hana Bank, 3.25%, due 3/30/2027	$198,629 (d)
		Kreditanstalt fuer Wiederaufbau
EUR	82,000	1.25%, due 6/30/2027	93,316 (j)
EUR	39,000	0.75%, due 1/15/2029	42,660 (j)
		Lloyds Banking Group PLC
	$2,185,000	8.00%, due 9/27/2029	2,305,243 (k)(l)
	5,874,000	6.07%, due 6/13/2036	5,933,925 (k)
	3,685,000	M&T Bank Corp., 3.50%, due 9/1/2026	3,663,240 (k)(l)
		Morgan Stanley
EUR	100,000	3.52%, due 5/22/2031	114,659 (k)
EUR	100,000	3.38%, due 1/23/2032	113,421 (k)
EUR	100,000	3.96%, due 3/21/2035	114,468 (k)
	$12,380,000	5.32%, due 7/19/2035	12,205,883 (k)
	21,105,000	4.89%, due 10/22/2036	20,008,002 (k)
	9,455,000	5.30%, due 4/10/2037	9,175,795 (k)
	6,305,000	5.61%, due 7/17/2037	6,267,072 (k)
	1,205,000	Morgan Stanley Bank NA, (Secured Overnight Financing Rate + 0.87%), 4.51%, due 5/26/2028	1,206,713 (f)
	425,000	Morgan Stanley Private Bank NA, (Secured Overnight Financing Rate + 0.78%), 4.41%, due 11/17/2028	426,343 (f)
EUR	200,000	National Australia Bank Ltd., 2.35%, due 8/30/2029	225,123 (j)
		National Bank of Canada
CAD	7,460,000	3.64%, due 4/13/2030	5,312,280 (k)
CAD	7,460,000	3.54%, due 1/13/2031	5,272,528 (k)
EUR	200,000	Nationale-Nederlanden Bank NV, 1.00%, due 9/25/2028	220,519 (j)
		NatWest Group PLC
	$15,650,000	4.60%, due 6/28/2031	14,366,673 (k)(l)
	4,195,000	8.13%, due 11/10/2033	4,565,012 (k)(l)
	4,000,000	NBK SPC Ltd., 5.50%, due 6/6/2030	4,017,860 (d)(k)
		Nordea Bank Abp
	475,000	(Secured Overnight Financing Rate + 0.74%), 4.39%, due 3/19/2027	476,264 (d)(f)
	3,400,000	3.75%, due 3/1/2029	3,179,000 (d)(k)(l)
	260,000	Oversea-Chinese Banking Corp. Ltd., 4.55%, due 9/8/2035	254,152 (d)(k)
	1,185,000	PNC Bank NA, (Secured Overnight Financing Rate + 0.73%), 4.39%, due 7/21/2028	1,187,045 (f)
		PNC Financial Services Group, Inc.
	7,683,000	3.40%, due 9/15/2026	7,653,617 (k)(l)
	10,250,000	6.25%, due 3/15/2030	10,356,948 (k)(l)
	9,075,000	5.37%, due 7/21/2036	8,969,264 (k)
	4,670,000	5.46%, due 7/21/2037	4,621,996 (k)
	19,225,000	5.42%, due 1/25/2041	18,427,072 (k)
		Royal Bank of Canada
EUR	140,000	0.01%, due 10/5/2028	151,047 (j)
CAD	7,460,000	3.83%, due 3/27/2030	5,342,347 (k)
CAD	11,945,000	3.99%, due 7/22/2031	8,550,195 (k)
CAD	11,945,000	4.46%, due 10/17/2035	8,569,282 (k)
	$7,000,000	Royal Bank of Scotland International Ltd., 4.66%, due 12/16/2028	6,887,093
EUR	1,330,000	Santander U.K. Group Holdings PLC, 2.96%, due 2/16/2030	1,512,106 (j)(k)
		Societe Generale SA
EUR	900,000	3.75%, due 9/2/2033	1,017,241 (j)(k)
	$10,990,000	5.40%, due 8/8/2034	10,739,387 (d)(k)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Banks – cont'd
State Street Corp.
	$200,000	(Secured Overnight Financing Rate + 0.85%), 4.47%, due 8/3/2026	$200,000 (f)
	1,005,000	(Secured Overnight Financing Rate + 0.64%), 4.30%, due 10/22/2027	1,007,923 (f)
Toronto-Dominion Bank
CAD	13,440,000	3.69%, due 1/9/2032	9,482,062 (k)
CAD	8,955,000	4.42%, due 10/31/2035	6,395,270 (k)
	$1,420,000	Truist Bank, (Secured Overnight Financing Rate + 0.77%), 4.44%, due 7/24/2028	1,421,440 (f)
	2,575,000	Truist Financial Corp., 5.10%, due 3/1/2030	2,552,629 (k)(l)
EUR	100,000	TSB Bank PLC, 3.32%, due 3/5/2029	115,343 (j)
	$200,000	Turkiye Is Bankasi AS, 7.38%, due 4/2/2036	194,469 (d)(k)
Turkiye Vakiflar Bankasi TAO
	280,000	9.00%, due 10/12/2028	295,281 (d)
	1,750,000	8.99%, due 10/5/2034	1,795,992 (d)(k)
U.S. Bancorp
	21,255,000	3.70%, due 1/15/2027	21,062,836 (k)(l)
	15,550,000	5.08%, due 5/15/2031	15,571,892 (k)
	2,545,000	4.97%, due 7/22/2033	2,487,934 (k)
	8,455,000	5.42%, due 2/12/2036	8,441,456 (k)
	1,270,000	U.S. Bank NA, (Secured Overnight Financing Rate + 0.69%), 4.35%, due 10/22/2027	1,270,928 (f)
UBS Group AG
	795,000	4.88%, due 2/12/2027	792,182 (d)(k)(l)
	5,115,000	7.00%, due 2/10/2030	5,173,986 (d)(k)(l)
	3,370,000	6.63%, due 1/8/2031	3,360,823 (d)(k)(l)
	420,000	4.38%, due 2/10/2031	381,869 (d)(k)(l)
	9,160,000	9.25%, due 11/13/2033	10,472,546 (d)(k)(l)
	3,225,000	7.00%, due 1/8/2036	3,207,520 (d)(k)(l)
UniCredit SpA
EUR	250,000	3.88%, due 6/3/2027	287,114 (j)(k)(l)
EUR	2,125,000	5.38%, due 4/16/2034	2,532,918 (j)(k)
	$1,155,000	Walker & Dunlop, Inc., 6.63%, due 4/1/2033	1,156,596 (d)
Wells Fargo & Co.
	335,000	(Secured Overnight Financing Rate + 1.07%), 4.73%, due 4/22/2028	336,280 (f)
	1,305,000	(Secured Overnight Financing Rate + 0.72%), 4.36%, due 5/20/2029	1,305,679 (f)
	4,510,000	6.85%, due 9/15/2029	4,642,558 (k)(l)
	17,795,000	5.15%, due 4/23/2031	17,868,753 (k)
	15,120,000	6.13%, due 6/15/2031	15,109,675 (k)(l)
	12,000,000	5.56%, due 7/25/2034	12,095,657 (k)
	26,320,000	4.89%, due 9/15/2036	25,170,997 (k)
Yapi ve Kredi Bankasi AS
	200,000	9.25%, due 10/16/2028	211,697 (d)
	600,000	9.74%, due 4/4/2029	608,943 (d)(k)(l)
807,318,101
Beverages 0.2%
EUR	1,680,000	Anheuser-Busch InBev SA, 3.75%, due 3/22/2037	1,888,482 (j)
	$10,000,000	L&M Co., 5.84%, due 11/30/2030	9,683,705
EUR	1,904,000	Primo Water Holdings, Inc./Triton Water Holdings, Inc., 3.88%, due 10/31/2028	2,191,294 (j)
13,763,481
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Building Materials 0.3%
		Builders FirstSource, Inc.
	$1,010,000	6.38%, due 3/1/2034	$991,055 (d)
	925,000	6.75%, due 5/15/2035	915,805 (d)
	6,269,743	Cornerstone Building Brands, Inc., 9.50%, due 8/15/2029	3,220,267 (d)
		EMRLD Borrower LP/Emerald Co-Issuer, Inc.
EUR	937,000	6.38%, due 12/15/2030	1,112,426 (j)
	$2,595,000	6.75%, due 7/15/2031	2,661,520 (d)
	5,064,286	JELD-WEN Holding, Inc., 7.00%, due 9/1/2032	3,086,990 (d)
	1,120,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	901,367 (d)
	45,000	JH North America Holdings, Inc., 6.13%, due 7/31/2032	45,035 (d)
	1,125,000	Masterbrand, Inc., 7.00%, due 7/15/2032	1,125,636 (d)
	430,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, due 4/1/2032	423,376 (d)
	925,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	856,035 (d)
		Quikrete Holdings, Inc.
	1,010,000	6.38%, due 3/1/2032	1,022,326 (d)
	2,570,000	6.75%, due 3/1/2033	2,603,979 (d)
	2,490,000	Standard Building Solutions, Inc., 6.25%, due 8/1/2033	2,462,791 (d)
			21,428,608
Capital Markets 0.1%
		Cliffwater Corporate Lending Fund
	5,000,000	5.19%, due 12/22/2028	4,863,138
	5,000,000	5.37%, due 12/22/2030	4,770,263
			9,633,401
Chemicals 0.6%
	200,000	Alpek SAB de CV, 4.25%, due 9/18/2029	188,188 (j)
EUR	1,415,000	Ashland Services BV, 2.00%, due 1/30/2028	1,592,041 (j)
		Bond U.S. Bidco 1, Inc./Bidco 2/Bidco 3/German Bidco 1 GmbH/German Bidco 2
EUR	1,619,000	6.50%, due 6/15/2033	1,877,272 (j)
	$2,752,000	7.13%, due 6/15/2033	2,769,010 (d)
		Celanese U.S. Holdings LLC
	1,005,000	7.55%, due 11/15/2030	1,057,932
	325,000	7.00%, due 2/15/2031	333,221
EUR	2,047,000	5.00%, due 4/15/2031	2,379,705
	$895,000	7.38%, due 7/15/2032	936,450
	885,000	7.70%, due 11/15/2033	936,809
	335,000	7.38%, due 2/15/2034	344,596
		FMC Corp.
	230,000	3.45%, due 10/1/2029	211,364
	320,000	8.00%, due 6/1/2031	330,889 (d)
	230,000	6.38%, due 5/18/2053	179,034
	175,000	8.45%, due 11/1/2055	131,628 (k)
EUR	825,000	Italmatch Chemicals SpA, 6.25%, due 2/5/2031	962,932 (j)
EUR	1,652,000	Kronos International, Inc., 9.50%, due 3/15/2029	1,834,704 (j)
EUR	1,800,000	Lanxess AG, 1.75%, due 3/22/2028	2,014,450 (j)
	$200,000	Momentive Performance Materials, Inc., 4.13%, due 10/22/2028	197,294 (d)
		Olympus Water U.S. Holding Corp.
EUR	2,283,000	3.88%, due 10/1/2028	2,617,856 (j)
	$860,000	4.25%, due 10/1/2028	830,122 (d)
	1,970,000	6.25%, due 10/1/2029	1,945,146 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Chemicals – cont'd
	$2,245,000	7.25%, due 6/15/2031	$2,268,642 (d)
	2,231,000	6.75%, due 8/1/2032	2,171,328 (d)
EUR	1,414,000	6.13%, due 2/15/2033	1,626,382 (j)
	$1,937,000	7.25%, due 2/15/2033	1,897,426 (d)
		Sasol Financing USA LLC
	200,000	8.75%, due 5/3/2029	209,921 (j)
	230,000	8.75%, due 4/10/2033	239,775 (d)
		SCIH Salt Holdings, Inc.
	225,000	4.88%, due 5/1/2028	224,989 (d)
	1,355,000	6.63%, due 5/1/2029	1,355,000 (d)
	3,960,000	6.63%, due 8/15/2031	3,959,290 (d)(i)
	2,050,000	8.00%, due 8/15/2032	2,034,505 (d)(i)
EUR	757,000	SNF Group SACA, 4.50%, due 3/15/2032	883,779 (j)
		Sociedad Quimica y Minera de Chile SA
	$897,000	6.50%, due 11/7/2033	939,431 (d)
	1,140,000	5.50%, due 9/10/2034	1,122,786 (d)
EUR	100,000	Synthomer PLC, 7.38%, due 5/2/2029	94,734 (j)
		WR Grace Holdings LLC
	$1,235,000	5.63%, due 8/15/2029	1,133,869 (d)
	1,055,000	7.38%, due 3/1/2031	1,046,061 (d)
	3,640,000	6.63%, due 8/15/2032	3,465,344 (d)
	1,957,000	7.00%, due 8/1/2033	1,874,501 (d)
			50,218,406
Commercial Services 1.2%
		AA Bond Co. Ltd.
GBP	570,000	5.50%, due 7/31/2050	750,341 (j)
GBP	1,509,000	8.45%, due 7/31/2050	2,121,558 (j)
	$1,980,000	ADT Security Corp., 5.88%, due 10/15/2033	1,919,854 (d)
EUR	1,405,000	Aegis Lux 1a SARL, 5.63%, due 10/29/2031	1,640,917 (j)(m)
		Albion Financing 1 SARL/Aggreko Holdings, Inc.
EUR	2,214,000	5.38%, due 5/21/2030	2,622,589 (j)
	$2,235,000	7.00%, due 5/21/2030	2,276,734 (d)
	3,100,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	3,218,581 (d)
		Allied Universal Holdco LLC/Allied Universal Finance Corp.
	2,810,000	6.00%, due 6/1/2029	2,785,267 (d)
	870,000	6.88%, due 6/15/2030	888,971 (d)
		Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
EUR	415,000	3.63%, due 6/1/2028	476,223 (j)
GBP	1,819,000	4.88%, due 6/1/2028	2,425,355 (j)
EUR	1,554,000	Amber Finco PLC, 6.63%, due 7/15/2029	1,848,927 (j)
		BCP V Modular Services Finance II PLC
EUR	480,000	4.75%, due 11/30/2028	518,869 (j)
GBP	1,031,000	6.13%, due 11/30/2028	1,296,413 (j)
		Block, Inc.
	$690,000	5.63%, due 8/15/2030	686,470 (d)
	2,195,000	6.50%, due 5/15/2032	2,217,617
	695,000	6.00%, due 8/15/2033	689,224 (d)
EUR	1,962,000	Boels Topholding BV, 5.75%, due 5/15/2030	2,303,962 (j)
	$2,765,000	Carrix, Inc., 6.13%, due 8/1/2033	2,752,229 (d)
	450,000	Clarivate Science Holdings Corp., 4.88%, due 7/1/2029	414,367 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Commercial Services – cont'd
	$247,000	CMHI Finance BVI Co. Ltd., 4.00%, due 6/1/2027	$245,885 (j)
	1,000,000	Cornell University, 4.73%, due 6/15/2035	964,690
EUR	1,676,000	Currenta Group Holdings SARL, 5.50%, due 5/15/2030	1,952,547 (j)
		EquipmentShare.com, Inc.
	$1,000,000	8.63%, due 5/15/2032	1,022,728 (d)
	5,905,000	8.00%, due 3/15/2033	5,949,713 (d)
	675,000	7.13%, due 7/1/2034	644,711 (d)
		Garda World Security Corp.
	760,000	6.00%, due 6/1/2029	748,985 (d)
	3,615,000	6.50%, due 1/15/2031	3,654,783 (d)
	3,553,000	8.25%, due 8/1/2032	3,603,026 (d)
	600,000	8.38%, due 11/15/2032	609,595 (d)
	2,055,000	Georgetown University, 2.94%, due 4/1/2050	1,255,991
		Herc Holdings, Inc.
	1,826,000	7.00%, due 6/15/2030	1,883,097 (d)
	385,000	5.75%, due 3/15/2031	381,180 (d)
	2,439,000	7.25%, due 6/15/2033	2,516,709 (d)
	1,960,000	6.00%, due 3/15/2034	1,921,643 (d)
EUR	100,000	ION Platform Finance SARL, 7.88%, due 5/1/2029	107,925 (j)
EUR	1,435,000	Kapla Holding SAS, 5.00%, due 4/30/2031	1,658,272 (j)
	$940,000	Mavis Tire Express Services Topco Corp., 6.50%, due 5/15/2029	925,541 (d)
EUR	1,720,000	Motability Operations Group PLC, 4.13%, due 2/4/2038	1,919,871 (j)
EUR	1,090,000	Multiversity SpA, 7.13%, due 5/17/2031	1,289,270 (j)
	$615,000	PayPal Holdings, Inc., (Secured Overnight Financing Rate + 0.67%), 4.32%, due 3/6/2028	615,718 (f)
EUR	2,994,000	Q-Park Holding I BV, 5.13%, due 2/15/2030	3,507,472 (j)
		RAC Bond Co. PLC
GBP	150,000	5.75%, due 5/6/2046	202,775 (j)
GBP	1,107,000	5.25%, due 11/4/2046	1,475,357 (j)
		Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
	$3,260,000	6.75%, due 8/15/2032	3,264,616 (d)
EUR	1,455,000	5.50%, due 5/15/2033	1,643,951 (j)
	$3,727,000	Synergy Infrastructure Holdings LLC, 7.00%, due 7/15/2034	3,759,824 (d)
		Techem Verwaltungsgesellschaft 675 GmbH
EUR	3,200,000	5.38%, due 7/15/2029	3,771,579 (j)
EUR	915,000	4.63%, due 7/15/2032	1,051,425 (j)
	$1,715,000	VM Consolidated, Inc., 5.50%, due 4/15/2029	1,602,899 (d)
	5,690,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	5,841,860 (d)
	950,000	WEX, Inc., 6.50%, due 3/15/2033	943,932 (d)
		Williams Scotsman, Inc.
	1,055,000	6.63%, due 4/15/2030	1,078,729 (d)
	1,097,000	7.38%, due 10/1/2031	1,131,050 (d)
			97,001,817
Computers 0.2%
	518,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	518,099 (d)
	4,730,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	4,859,569 (d)
		Atos Group
EUR	1,335,916	5.20%, due 12/18/2030	1,488,331 (j)(n)
EUR	1,432,000	(3 mo. EUR EURIBOR + 5.25%), 7.66%, due 5/21/2031	1,587,797 (f)(j)
	$4,315,000	CACI International, Inc., 6.38%, due 6/15/2033	4,348,391 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Computers – cont'd
EUR	100,000	DXC Capital Funding DAC, 4.25%, due 12/9/2030	$112,284 (j)
	$2,020,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	2,055,313 (d)
	1,025,000	Insight Enterprises, Inc., 6.63%, due 5/15/2032	1,030,733 (d)
	2,275,000	McAfee Corp., 7.38%, due 2/15/2030	1,928,916 (d)
	1,110,000	Science Applications International Corp., 5.88%, due 11/1/2033	1,086,468 (d)
			19,015,901
Cosmetics - Personal Care 0.0%‡
	200,000	Natura &Co. Luxembourg Holdings SARL, 4.13%, due 5/3/2028	187,765 (d)
EUR	1,150,000	Perrigo Finance Unlimited Co., 5.38%, due 9/30/2032	1,287,724
	$395,000	Prestige Brands, Inc., 6.25%, due 7/15/2034	396,116 (d)
			1,871,605
Distribution - Wholesale 0.3%
	2,302,000	ADI Escrow Issuer LLC, 7.13%, due 7/15/2034	2,346,760 (d)
EUR	1,419,000	Azelis Finance NV, 4.75%, due 9/25/2029	1,660,371 (j)
EUR	1,204,000	Cesar SpA, 6.50%, due 9/30/2031	1,423,583 (j)
	$725,000	Core & Main LP, 6.00%, due 7/1/2034	720,949 (d)
	1,305,000	Dealer Tire Financial LLC, 10.38%, due 10/1/2031	1,267,471 (d)
	4,496,000	Resideo Funding II LLC, 6.50%, due 7/15/2032	4,497,515 (d)
	360,000	S&S Holdings LLC, 8.38%, due 10/1/2031	347,633 (d)
	6,000,000	Traxys North America LLC, 6.59%, due 6/15/2031	5,848,754
	2,840,000	Veritiv Operating Co., 10.50%, due 11/30/2030	2,913,641 (d)
	5,880,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	6,117,887 (d)
			27,144,564
Diversified Financial Services 1.5%
		AITX FinCo LLC
	3,000,000	5.38%, due 10/23/2030	2,944,276
	5,000,000	6.00%, due 10/23/2035	4,868,428
	2,408,000	Ally Financial, Inc., 4.70%, due 5/15/2028	2,326,640 (k)(l)
	1,415,000	American Express Co., (Secured Overnight Financing Rate Index + 1.00%), 4.63%, due 2/16/2028	1,418,650 (f)
	770,000	Azorra Finance Ltd., 6.25%, due 2/15/2034	755,197 (d)
	6,000,000	BAM Global LLC, 6.03%, due 4/15/2033	5,803,780
	200,000	Banco BTG Pactual SA, 6.25%, due 4/8/2029	202,800 (d)
		BPCE SFH SA
EUR	100,000	3.13%, due 1/24/2028	115,448 (j)
EUR	200,000	3.00%, due 3/24/2032	225,355 (j)
		Capital One Financial Corp.
	$760,000	7.15%, due 10/29/2027	764,318 (k)
	3,865,000	6.18%, due 1/30/2036	3,876,184 (k)
	2,670,000	Champions Financing, Inc., 8.75%, due 2/15/2029	2,641,979 (d)
		Charles Schwab Corp.
	2,510,000	5.00%, due 6/1/2027	2,505,324 (k)(l)
	5,557,000	4.00%, due 12/1/2030	5,131,674 (k)(l)
		Citigroup Global Markets Holdings, Inc.
PKR	1,200,000,000	9.90%, due 7/19/2030	4,241,915 (d)
PKR	300,000,000	9.44%, due 1/17/2031	1,037,362 (d)
BDT	874,000,000	10.25%, due 8/27/2031	7,168,142 (d)
	12,000,000	Clear Street Holdings LLC, 8.00%, due 9/30/2030	12,059,487 (d)
EUR	100,000	Credit Mutuel Home Loan SFH SA, 2.75%, due 12/8/2027	114,994 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Diversified Financial Services – cont'd
EUR	1,304,000	doValue SpA, 5.38%, due 11/15/2031	$1,516,369 (j)
	$1,145,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	1,137,844 (d)
	1,010,000	Freedom Mortgage Holdings LLC, 8.38%, due 4/1/2032	1,014,443 (d)
	1,290,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	1,310,542 (d)
		Jane Street Group/JSG Finance, Inc.
	2,055,000	7.13%, due 4/30/2031	2,120,807 (d)
	800,000	6.13%, due 11/1/2032	795,999 (d)
	1,800,000	6.75%, due 5/1/2033	1,834,414 (d)
EUR	100,000	Jefferies Financial Group, Inc., 4.50%, due 7/15/2033	115,216
GBP	1,443,000	Jerrold Finco PLC, 7.50%, due 6/15/2031	1,968,624 (j)
		Lakeview Loan Servicing LLC
	$8,000,000	5.36%, due 12/2/2030	7,794,467
	2,000,000	5.65%, due 12/2/2032	1,936,797
	265,000	Mastercard, Inc., (Secured Overnight Financing Rate Index + 0.44%), 4.09%, due 3/15/2028	265,334 (f)
EUR	200,000	MMB SCF SACA, 0.05%, due 9/17/2029	208,166 (j)
		Muthoot Finance Ltd.
	$200,000	7.13%, due 2/14/2028	201,191 (d)
	200,000	6.38%, due 3/2/2030	198,419 (d)
	200,000	5.75%, due 8/4/2030	194,679 (d)
		Navient Corp.
	235,000	4.88%, due 3/15/2028	229,696
	350,000	5.50%, due 3/15/2029	335,225
	510,000	7.88%, due 6/15/2032	477,807
		OneMain Finance Corp.
	490,000	6.63%, due 5/15/2029	495,994
	2,095,000	6.13%, due 5/15/2030	2,082,417
	880,000	7.50%, due 5/15/2031	902,000
	2,195,000	7.13%, due 11/15/2031	2,224,391
	1,160,000	6.75%, due 3/15/2032	1,154,379
	595,000	7.13%, due 9/15/2032	601,230
	210,000	6.50%, due 3/15/2033	205,013
	235,000	6.75%, due 9/15/2033	231,212
		PennyMac Financial Services, Inc.
	1,275,000	7.88%, due 12/15/2029	1,309,085 (d)
	230,000	5.75%, due 9/15/2031	213,194 (d)
	1,225,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	1,264,833 (d)
		Rocket Cos., Inc.
	655,000	6.50%, due 8/1/2029	663,603 (d)
	655,000	6.13%, due 8/1/2030	660,310 (d)
	1,185,000	6.13%, due 8/1/2031	1,190,400 (d)
	2,085,000	6.38%, due 8/1/2033	2,097,390 (d)
	200,000	Shriram Finance Ltd., 6.63%, due 4/22/2027	201,887 (d)
		SLM Corp.
	1,285,000	6.50%, due 1/31/2030	1,299,740
	660,000	6.50%, due 5/15/2032	657,637 (k)
	7,810,000	Synchrony Financial, 7.25%, due 8/15/2031	7,681,544 (k)(l)
		Terminal Investment Corp.
	4,000,000	6.08%, due 7/9/2037	3,863,654
	5,000,000	6.23%, due 10/1/2040	4,786,571
	1,360,000	Velocity Commercial Capital LLC, 9.38%, due 2/15/2031	1,399,750 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Diversified Financial Services – cont'd
	$2,843,000	WS Escrow LLC, 7.75%, due 6/1/2033	$2,941,530 (d)
	2,158,000	XP, Inc., 6.75%, due 7/2/2029	2,193,395 (d)
			122,179,151
Electric 3.3%
EUR	1,953,000	A2A SpA, 5.00%, due 6/11/2029	2,282,414 (j)(k)(l)
	$2,980,000	Abu Dhabi National Energy Co. PJSC, 4.75%, due 3/9/2037	2,788,254 (d)
	9,645,000	Alliant Energy Corp., 5.75%, due 4/1/2056	9,458,412 (k)
		Alpha Generation LLC
	4,960,000	6.75%, due 10/15/2032	5,003,241 (d)
	3,823,000	6.25%, due 1/15/2034	3,735,820 (d)
		American Electric Power Co., Inc.
	6,735,000	7.05%, due 12/15/2054	6,955,217 (k)
	4,640,000	6.05%, due 3/15/2056	4,559,872 (k)
EUR	100,000	AusNet Services Holdings Pty. Ltd., 1.63%, due 3/11/2081	115,114 (j)(k)
		CenterPoint Energy, Inc.
	$10,620,000	6.70%, due 5/15/2055	10,797,789 (k)
	9,920,000	5.95%, due 4/1/2056	9,812,157 (k)
	9,570,000	Chpe LLC, 5.35%, due 6/30/2036	9,322,660 (d)
	495,000	Clearway Energy Operating LLC, 5.75%, due 1/15/2034	477,304 (d)
		CMS Energy Corp.
	8,225,000	3.75%, due 12/1/2050	7,578,080 (k)
	12,585,000	6.50%, due 6/1/2055	12,732,786 (k)
		Comision Federal de Electricidad
	1,710,000	5.70%, due 1/24/2030	1,705,041 (d)
	265,000	3.35%, due 2/9/2031	237,237 (j)
	1,610,000	6.50%, due 1/28/2051	1,529,291 (d)
	560,000	Consolidated Edison Co. of New York, Inc., (Secured Overnight Financing Rate Index + 0.52%), 4.15%, due 11/18/2027	560,688 (f)
	190,000	Constellation Energy Generation LLC, (Secured Overnight Financing Rate + 0.60%), 4.26%, due 1/8/2028	190,226 (f)
		COX Asset Mexico SA de CV
	1,590,000	7.13%, due 1/8/2032	1,582,025 (d)
	9,480,000	7.75%, due 5/8/2036	9,494,220 (d)
		Dominion Energy, Inc.
	8,495,000	6.63%, due 5/15/2055	8,558,772 (k)
	2,145,000	6.20%, due 2/15/2056	2,111,628 (k)
		EDP SA
EUR	1,600,000	4.75%, due 5/29/2054	1,861,356 (j)(k)
EUR	4,000,000	4.63%, due 9/16/2054	4,622,592 (j)(k)
EUR	1,000,000	1.88%, due 3/14/2082	1,074,798 (j)(k)
		Electricite de France SA
EUR	3,400,000	2.63%, due 12/1/2027	3,833,503 (j)(k)(l)
EUR	6,800,000	7.50%, due 9/6/2028	8,318,868 (j)(k)(l)
EUR	2,600,000	4.38%, due 1/6/2031	2,920,999 (j)(k)(l)
GBP	3,800,000	7.38%, due 6/17/2035	5,289,188 (j)(k)(l)
	$12,735,000	5.25%, due 4/22/2036	12,269,571 (d)
EUR	100,000	4.63%, due 1/25/2043	111,688 (j)
EUR	1,500,000	4.63%, due 5/7/2045	1,646,119 (j)
EUR	3,500,000	Elia Group SA, 5.85%, due 3/15/2028	4,147,205 (j)(k)(l)
EUR	2,325,000	Enel SpA, 4.50%, due 10/14/2032	2,636,182 (j)(k)(l)
EUR	715,000	Energia Group Roi Financeco DAC, 6.88%, due 7/31/2028	837,895 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Electric – cont'd
		Eversource Energy
	$4,290,000	6.10%, due 8/15/2056	$4,265,953 (k)
	9,545,000	6.35%, due 8/15/2056	9,499,031 (k)
	5,119,350	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 1/31/2041	5,081,979 (d)
	565,000	Georgia Power Co., (Secured Overnight Financing Rate Index + 0.28%), 3.93%, due 9/15/2026	565,039 (f)
	10,000,000	National Rural Utilities Cooperative Finance Corp., 5.75%, due 4/20/2056	9,694,265
		NextEra Energy Capital Holdings, Inc.
	1,350,000	(Secured Overnight Financing Rate Index + 0.80%), 4.43%, due 2/4/2028	1,355,180 (f)
	3,315,000	6.38%, due 8/15/2055	3,327,932 (k)
EUR	1,230,000	4.50%, due 5/15/2056	1,368,078 (k)
	$4,690,000	6.20%, due 10/1/2056	4,583,057 (k)
	4,690,000	6.63%, due 10/1/2066	4,567,951 (k)
		NRG Energy, Inc.
	3,480,000	5.75%, due 7/15/2029	3,477,998 (d)
	775,000	6.00%, due 2/1/2033	772,670 (d)
	710,000	5.75%, due 1/15/2034	691,471 (d)
	220,000	5.88%, due 5/15/2034	215,974 (d)
	375,000	6.00%, due 1/15/2036	366,891 (d)
		Orsted AS
GBP	640,000	5.38%, due 9/13/2042	736,635 (j)
EUR	2,778,000	1.75%, due 12/31/2099	3,104,883 (j)(k)
EUR	2,887,000	5.13%, due 12/31/2099	3,376,179 (j)(k)
		Pacific Gas & Electric Co.
	$2,646,794	4.95%, due 7/1/2050	2,135,351
	3,057,000	6.10%, due 10/15/2055	2,850,041
	3,120,000	PG&E Corp., 6.85%, due 9/15/2056	3,087,448 (k)
	200,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, due 7/14/2028	194,038 (j)
EUR	100,000	RWE AG, 4.63%, due 6/18/2055	114,418 (j)(k)
	$1,330,000	Saavi Energia SARL, 8.88%, due 2/10/2035	1,437,464 (d)
		Sempra
	9,719,000	6.40%, due 10/1/2054	9,670,772 (k)
	2,460,000	6.38%, due 4/1/2056	2,467,633 (k)
	9,650,000	Sierra Pacific Power Co., 6.38%, due 9/15/2056	9,596,151 (k)
EUR	3,088,000	Southern Co., 1.88%, due 9/15/2081	3,493,049 (k)
	$9,665,070	Sunflower Electric Power Corp., 5.75%, due 6/30/2055	9,299,706
		Talen Energy Supply LLC
	3,338,000	6.25%, due 2/1/2034	3,273,947 (d)
	1,405,000	6.50%, due 2/1/2036	1,387,473 (d)
EUR	100,000	Tennet Netherlands BV, 1.50%, due 6/3/2039	90,400 (j)
	$2,470,000	VoltaGrid LLC, 7.38%, due 11/1/2030	2,482,277 (d)
	1,330,000	XPLR Infrastructure Operating Partners LP, 7.75%, due 4/15/2034	1,392,817 (d)
			271,182,363
Electrical Components & Equipment 0.2%
		Belden, Inc.
EUR	933,000	3.38%, due 7/15/2031	1,023,406 (j)
EUR	1,250,000	4.25%, due 2/1/2033	1,396,405 (j)
EUR	2,230,000	Energizer Gamma Acquisition BV, 3.50%, due 6/30/2029	2,519,059 (j)
	$1,175,000	EnerSys, 6.63%, due 1/15/2032	1,189,051 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Electrical Components & Equipment – cont'd
EUR	2,500,000	Nexans SA, 4.25%, due 3/11/2030	$2,917,687 (j)
EUR	2,611,000	Prysmian SpA, 5.25%, due 5/21/2030	3,083,432 (j)(k)(l)
			12,129,040
Electronics 0.0%‡
	$900,000	Amphenol Corp., (Secured Overnight Financing Rate + 0.53%), 4.16%, due 11/15/2027	901,333 (f)
	2,220,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	2,272,720 (d)
			3,174,053
Energy - Alternate Sources 0.0%‡
	1,520,000	FS Luxembourg SARL, 8.63%, due 6/25/2033	1,447,040 (d)
Engineering & Construction 0.3%
		Abertis Infraestructuras Finance BV
EUR	2,500,000	4.87%, due 11/28/2029	2,900,433 (j)(k)(l)
EUR	800,000	4.75%, due 11/23/2030	919,336 (j)(k)(l)
	$4,505,337	Artera Services LLC, 8.50%, due 2/15/2031	4,104,092 (d)
		Assemblin Caverion Group AB
EUR	1,898,000	6.25%, due 7/1/2030	2,258,910 (j)
EUR	455,000	(3 mo. EUR EURIBOR + 3.50%), 5.84%, due 7/1/2031	526,579 (f)(j)
	$217,000	ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, due 2/3/2030	221,146 (d)
	335,000	Brand Industrial Services, Inc., 10.38%, due 8/1/2030	290,117 (d)
GBP	1,604,000	Gatwick Airport Finance PLC, 6.00%, due 11/21/2030	2,135,426 (j)
		Global Infrastructure Solutions, Inc.
	$1,520,000	5.63%, due 6/1/2029	1,515,714 (d)
	715,000	7.50%, due 4/15/2032	744,285 (d)
	1,265,000	6.38%, due 7/15/2034	1,273,641 (d)
	2,000,000	Granite Construction, Inc., 6.38%, due 6/15/2034	1,994,280 (d)
	260,000	IHS Holding Ltd., 7.88%, due 5/29/2030	266,553 (d)
GBP	1,046,000	Kier Group PLC, 9.00%, due 2/15/2029	1,462,214 (j)
			20,612,726
Entertainment 0.6%
GBP	445,000	888 Acquisitions Ltd., 10.75%, due 5/15/2030	625,996 (j)
EUR	1,105,000	Allwyn Entertainment Financing U.K. PLC, 4.13%, due 2/15/2031	1,252,347 (j)
EUR	1,215,000	Banijay Gaming SAS, 5.13%, due 12/10/2031	1,416,554 (j)
		Churchill Downs, Inc.
	$1,685,000	5.75%, due 4/1/2030	1,680,016 (d)
	2,920,000	6.75%, due 5/1/2031	2,954,728 (d)
EUR	625,000	Cirsa Finance International SARL, 6.50%, due 3/15/2029	743,754 (j)
		CPUK Finance Ltd.
GBP	1,860,000	4.50%, due 8/28/2027	2,479,977 (j)
GBP	1,060,000	6.88%, due 8/28/2032	1,437,839 (j)
EUR	1,010,000	Entain PLC, 4.88%, due 11/30/2031	1,172,757 (j)
		Flutter Treasury DAC
EUR	1,173,000	5.00%, due 4/29/2029	1,375,915 (j)
EUR	1,255,000	4.00%, due 6/4/2031	1,418,821 (j)
GBP	580,000	6.13%, due 6/4/2031	773,924 (j)
EUR	1,005,000	LHMC Finco 2 SARL, 8.63% Cash/9.38% PIK, due 5/15/2030	1,195,538 (j)(m)
	$3,205,000	Light & Wonder International, Inc., 6.25%, due 10/1/2033	3,148,912 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Entertainment – cont'd
		Lottomatica Group SpA
EUR	946,000	5.38%, due 6/1/2030	$1,117,930 (j)
EUR	1,745,000	4.88%, due 1/31/2031	2,046,707 (j)
	$235,000	Merlin Entertainments Group U.S. Holdings, Inc., 7.38%, due 2/15/2031	184,066 (d)
	1,375,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	1,335,312 (d)
		Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
	1,645,000	8.25%, due 4/15/2030	1,711,101 (d)
	625,000	11.88%, due 4/15/2031	677,412 (d)
	190,000	Motion Bondco DAC, 6.63%, due 11/15/2027	180,357 (d)
GBP	1,055,000	Pinewood Finco PLC, 6.00%, due 3/27/2030	1,423,284 (j)
	$4,190,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	4,081,851 (d)
	3,030,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	2,971,201 (d)
	2,220,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 7/15/2029	2,125,991
	3,113,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, due 1/15/2032	3,148,529 (d)
	3,485,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	3,508,677 (d)
			46,189,496
Environmental Control 0.1%
	1,324,368	Luna 1.5 SARL, 12.00%, due 7/1/2032	1,406,657 (d)(m)
	3,715,000	Madison IAQ LLC, 5.88%, due 6/30/2029	3,715,093 (d)
EUR	2,200,000	Paprec Holding SA, 4.50%, due 7/15/2032	2,514,277 (j)
			7,636,027
Food 0.6%
		Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
	$325,000	5.50%, due 3/31/2031	312,283 (d)
	2,130,000	5.63%, due 3/31/2032	2,026,060 (d)
	705,000	6.25%, due 3/15/2033	682,842 (d)
		Bellis Acquisition Co. PLC
GBP	1,700,000	8.13%, due 5/14/2030	2,146,407 (j)
EUR	460,000	8.00%, due 7/1/2031	513,613 (j)
	$2,975,000	Chobani LLC/Chobani Finance Corp., Inc., 6.38%, due 4/15/2034	2,982,622 (d)
EUR	1,879,000	Darling Global Finance BV, 4.50%, due 7/15/2032	2,182,520 (j)
EUR	2,114,000	Flora Food Management BV, 6.88%, due 7/2/2029	2,348,893 (j)
		Froneri Lux FinCo SARL
EUR	2,500,000	4.75%, due 8/1/2032	2,794,874 (j)
	$2,317,000	6.00%, due 8/1/2032	2,264,683 (d)
	240,000	Grupo Nutresa SA, 8.00%, due 5/12/2030	253,080 (d)
		JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
	1,510,000	5.95%, due 4/20/2035	1,525,580
	1,885,000	6.50%, due 12/1/2052	1,822,350
	22,085,000	6.38%, due 2/25/2055	20,953,998
EUR	100,000	Kraft Heinz Foods Co., 3.95%, due 5/21/2034	113,188
		Minerva Luxembourg SA
	$2,635,000	8.88%, due 9/13/2033	2,727,686 (d)
	1,915,000	7.50%, due 4/22/2036	1,823,463 (d)
		Performance Food Group, Inc.
	710,000	4.25%, due 8/1/2029	686,414 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Food – cont'd
	$615,000	6.13%, due 9/15/2032	$616,737 (d)
EUR	1,800,000	Roquette Freres SA, 6.00%, due 1/21/2032	2,074,024 (j)(k)(l)
	$880,000	U.S. Foods, Inc., 7.25%, due 1/15/2032	909,254 (d)
			51,760,571
Food Service 0.1%
EUR	1,638,000	Aramark International Finance SARL, 4.38%, due 4/15/2033	1,844,939 (j)
EUR	1,809,000	Elior Group SA, 5.63%, due 3/15/2030	2,042,685 (j)
		TKC Holdings, Inc.
	$3,133,000	8.50%, due 8/15/2030	3,202,706 (d)
	1,290,000	12.00%, due 2/15/2031	1,355,856 (d)
			8,446,186
Forest Products & Paper 0.1%
EUR	2,615,000	Ahlstrom Holding 3 Oy, 3.63%, due 2/4/2028	2,998,990 (j)
	$2,470,000	Celulosa Arauco y Constitucion SA, 4.20%, due 1/29/2030	2,299,310 (d)
EUR	542,504	Fiber Midco SpA, 10.00% cash, .75% deferred interest payable if called /mat 0.00% PIK, due 6/15/2029	604,519 (j)(m)
	$2,212,000	Magnera Corp., 7.25%, due 11/15/2031	2,164,995 (d)
			8,067,814
Gas 0.2%
	1,360,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.88%, due 6/1/2031	1,381,065 (d)
	8,300,000	NiSource, Inc., 5.75%, due 7/15/2056	8,174,923 (k)
EUR	200,000	Southern Gas Networks PLC, 3.50%, due 10/16/2030	229,348 (j)
		Spire, Inc.
	$3,415,000	6.25%, due 6/1/2056	3,378,932 (k)
	3,285,000	6.45%, due 6/1/2056	3,273,675 (k)
EUR	1,730,000	UGI International LLC, 2.50%, due 12/1/2029	1,891,048 (j)
			18,328,991
Healthcare - Products 0.0%‡
	$1,315,000	Abbott Laboratories, (Secured Overnight Financing Rate Index + 0.50%), 4.15%, due 3/9/2029	1,316,376 (f)
EUR	1,111,000	RAY Financing LLC, 6.50%, due 7/15/2031	1,297,347 (j)
			2,613,723
Healthcare - Services 0.8%
		Acadia Healthcare Co., Inc.
	$1,070,000	5.00%, due 4/15/2029	1,047,465 (d)
	640,000	7.38%, due 3/15/2033	659,998 (d)
	2,125,000	Ascension Health, 3.11%, due 11/15/2039	1,610,218
	1,000,000	Bon Secours Mercy Health, Inc., 2.10%, due 6/1/2031	871,725
EUR	3,262,000	CAB SELAS, 7.75%, due 8/9/2031	3,827,721 (j)
		Centene Corp.
	$3,730,000	4.63%, due 12/15/2029	3,618,612
	2,580,000	3.38%, due 2/15/2030	2,386,213
		CHS/Community Health Systems, Inc.
	135,000	6.00%, due 1/15/2029	132,638 (d)
	455,000	5.25%, due 5/15/2030	420,152 (d)
	676,000	10.88%, due 1/15/2032	713,042 (d)
	325,000	9.75%, due 1/15/2034	329,245 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Healthcare - Services – cont'd
EUR	1,115,000	Clariane SE, 6.88%, due 4/15/2031	$1,308,906 (j)
	$2,055,000	CommonSpirit Health, 4.19%, due 10/1/2049	1,534,190
EUR	2,479,000	Ephios Subco 3 SARL, 7.88%, due 1/31/2031	2,997,011 (j)
EUR	3,332,000	Eurofins Scientific SE, 6.75%, due 4/24/2028	3,984,004 (j)(k)(l)
	$7,073,000	Global Medical Response, Inc., 7.38%, due 10/1/2032	7,197,635 (d)
EUR	955,000	Gruppo San Donato SPA, 6.50%, due 10/31/2031	1,076,537 (j)
	$1,680,000	HAH Group Holding Co. LLC, 9.75%, due 10/1/2031	1,524,600 (d)
EUR	1,852,000	HomeVi SASU, 6.63%, due 10/31/2031	2,154,873 (j)
		IQVIA, Inc.
EUR	785,000	2.25%, due 1/15/2028	888,452 (j)
EUR	952,000	2.88%, due 6/15/2028	1,083,144 (j)
EUR	1,380,000	4.63%, due 6/15/2033	1,593,178 (j)
		LifePoint Health, Inc.
	$1,485,000	8.38%, due 2/15/2032	1,495,088 (d)
	680,000	10.00%, due 6/1/2032	652,846 (d)
	1,420,000	7.00%, due 5/1/2034	1,326,337 (d)
EUR	2,540,000	Mehilainen Yhtiot OYJ, 5.13%, due 6/30/2032	2,940,520 (j)
		Molina Healthcare, Inc.
	$895,000	3.88%, due 11/15/2030	827,618 (d)
	1,785,000	6.50%, due 2/15/2031	1,801,413 (d)
	1,085,000	6.25%, due 1/15/2033	1,072,921 (d)
	610,000	National Mentor Holdings, Inc., 10.50%, due 12/15/2030	643,338 (d)
	1,385,000	Select Medical Corp., 6.25%, due 12/1/2032	1,330,309 (d)
	3,185,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	3,194,920 (d)
		Team Health Holdings, Inc.
	1,265,000	8.38%, due 6/30/2028	1,264,304 (d)
	1,183,746	9.00% Cash/4.50% PIK, due 6/30/2028	1,208,889 (d)(m)
	1,000,000	TEAM Services Holding, Inc., 9.00%, due 2/15/2033	1,012,697 (d)
	3,790,000	Tenet Healthcare Corp., 6.00%, due 11/15/2033	3,802,124 (d)
			63,532,883
Holding Companies - Diversified 0.1%
EUR	3,445,000	Benteler International Austria GmbH, 7.25%, due 6/15/2031	4,210,346 (j)
EUR	2,501,000	Progroup AG, 5.38%, due 4/15/2031	2,941,872 (j)
			7,152,218
Home Builders 0.1%
		K Hovnanian Enterprises, Inc.
	$1,798,000	8.00%, due 4/1/2031	1,832,754 (d)
	715,000	8.38%, due 10/1/2033	726,590 (d)
	1,085,000	LGI Homes, Inc., 7.00%, due 11/15/2032	1,057,584 (d)
	2,120,000	Mattamy Group Corp., 6.00%, due 12/15/2033	2,017,973 (d)
GBP	1,607,000	Miller Homes Group Finco PLC, 7.00%, due 5/15/2029	2,151,718 (j)
			7,786,619
Home Furnishings 0.0%‡
		Whirlpool Corp.
	$375,000	6.13%, due 6/15/2030	340,758
	1,510,000	7.50%, due 7/1/2031	1,500,572 (d)
	1,080,000	7.88%, due 7/1/2034	1,021,031 (d)
			2,862,361
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Household Products - Wares 0.0%‡
EUR	1,041,000	Ontex Group NV, 5.25%, due 4/15/2030	$1,071,283 (j)
Housewares 0.0%‡
Newell Brands, Inc.
	$1,240,000	8.50%, due 6/1/2028	1,294,231 (d)
	235,000	6.63%, due 9/15/2029	237,827
	651,000	6.38%, due 5/15/2030	658,148
2,190,206
Industrial Services 0.1%
	10,000,000	Tillman Infrastructure LLC, 7.12%, due 3/26/2033	9,761,671
Insurance 0.5%
Acrisure LLC/Acrisure Finance, Inc.
	1,855,000	7.50%, due 11/6/2030	1,794,079 (d)
	345,000	6.75%, due 7/1/2032	316,985 (d)
GBP	500,000	Admiral Group PLC, 8.50%, due 1/6/2034	755,415 (j)
	$200,000	AIA Group Ltd., 5.63%, due 10/25/2027	202,674 (d)
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
	1,845,000	6.50%, due 10/1/2031	1,843,442 (d)
	1,345,000	7.38%, due 10/1/2032	1,352,545 (d)
	1,210,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, due 7/15/2033	1,182,593 (d)
Athene Global Funding
	530,000	(Secured Overnight Financing Rate Index + 0.83%), 4.49%, due 1/7/2027	530,191 (d)(f)
	430,000	(Secured Overnight Financing Rate Index + 1.00%), 4.65%, due 9/18/2028	427,332 (d)(f)
EUR	1,330,000	3.72%, due 8/22/2032	1,485,514 (j)
	$1,745,000	Broadstreet Partners Group LLC, 5.88%, due 4/15/2029	1,706,173 (d)
GBP	740,000	BUPA Finance PLC, 6.63%, due 11/18/2045	956,746 (j)
	$671,000	Corebridge Global Funding, (Secured Overnight Financing Rate + 1.30%), 4.95%, due 9/25/2026	671,899 (d)(f)
	7,550,000	Equitable Holdings, Inc., 6.70%, due 3/28/2055	7,666,723 (k)
	200,000	FWD Group Holdings Ltd., 5.25%, due 9/22/2030	198,541 (d)
EUR	1,140,000	GA Global Funding Trust, 4.13%, due 9/16/2035	1,260,899 (j)
HUB International Ltd.
	$650,000	5.63%, due 12/1/2029	647,446 (d)
	4,175,000	7.25%, due 6/15/2030	4,298,868 (d)
	5,804,000	7.38%, due 1/31/2032	5,936,041 (d)
	2,305,000	Liberty Mutual Group, Inc., 4.13%, due 12/15/2051	2,289,585 (d)(k)
	565,000	Marsh & McLennan Cos., Inc., (Secured Overnight Financing Rate Index + 0.70%), 4.33%, due 11/8/2027	566,671 (f)
	2,870,000	MetLife, Inc., 6.35%, due 3/15/2055	2,911,339 (k)
	710,000	New York Life Global Funding, (Secured Overnight Financing Rate + 0.58%), 4.23%, due 8/28/2026	710,185 (d)(f)
GBP	550,000	Pension Insurance Corp. PLC, 6.88%, due 11/15/2034	751,088 (j)
	$525,000	Principal Life Global Funding II, (Secured Overnight Financing Rate + 0.81%), 4.44%, due 8/18/2028	526,253 (d)(f)
	1,550,000	Prudential Financial, Inc., 5.13%, due 3/1/2052	1,506,011 (k)
	1,600,000	USI, Inc., 7.50%, due 1/15/2032	1,632,946 (d)
44,128,184
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Internet 1.5%
		Alphabet, Inc.
	$730,000	(Secured Overnight Financing Rate + 0.52%), 4.15%, due 11/15/2028	$733,573 (f)
	370,000	5.35%, due 11/15/2045	338,083
	740,000	5.45%, due 11/15/2055	657,683
	17,020,000	5.65%, due 2/15/2056	15,719,056
EUR	200,000	4.38%, due 11/6/2064	202,886
	$740,000	5.70%, due 11/15/2075	655,614
		Amazon.com, Inc.
	385,000	(Secured Overnight Financing Rate + 0.44%), 4.09%, due 3/13/2028	385,363 (f)
	820,000	(Secured Overnight Financing Rate + 0.59%), 4.24%, due 3/13/2029	822,093 (f)
	12,495,000	4.80%, due 7/9/2031	12,376,470
	10,680,000	5.30%, due 7/9/2036	10,493,577
	32,125,000	6.10%, due 7/9/2056	30,853,573
	865,000	Beignet Investor LLC, 6.58%, due 5/30/2049	838,586 (d)
EUR	100,000	Booking Holdings, Inc., 3.88%, due 3/21/2045	99,055
EUR	100,000	Engineering - Ingegneria Informatica - SpA, 11.13%, due 5/15/2028	119,890 (j)
		Meta Platforms, Inc.
	$8,960,000	5.25%, due 5/15/2036	8,590,563
	655,000	5.50%, due 11/15/2045	566,593
	750,000	5.63%, due 11/15/2055	627,274
	26,260,000	6.30%, due 5/15/2056	24,099,324
EUR	1,865,000	Rakuten Group, Inc., 4.25%, due 4/22/2027	2,124,181 (j)(k)(l)
		United Group BV
EUR	665,000	4.63%, due 8/15/2028	766,747 (j)
EUR	1,160,000	5.25%, due 2/1/2030	1,338,075 (j)
EUR	2,250,000	6.75%, due 2/15/2031	2,667,817 (j)
EUR	200,000	6.50%, due 10/31/2031	235,716 (j)
		Wayfair LLC
	$930,000	7.25%, due 10/31/2029	957,700 (d)
	1,095,000	6.75%, due 11/15/2032	1,114,721 (d)
	895,000	7.13%, due 5/31/2034	919,425 (d)
			118,303,638
Investment Companies 0.3%
		Abu Dhabi Developmental Holding Co. PJSC
	539,000	4.50%, due 5/6/2030	526,458 (d)
	4,030,000	4.38%, due 10/2/2031	3,862,418 (d)
		Gaci First Investment Co.
	200,000	5.00%, due 1/29/2029	199,140 (j)
	674,000	5.25%, due 1/29/2030	673,461 (j)
	6,400,000	Kayne Anderson BDC, Inc., 6.15%, due 10/15/2030	6,231,061
	7,405,000	MDGH GMTN RSC Ltd., 4.63%, due 10/16/2035	6,923,898 (d)
	10,000,000	Monroe Capital Corp., 6.57%, due 7/10/2030	9,713,432
			28,129,868
Iron - Steel 0.2%
		Celsa Opco SA
EUR	2,445,000	(3 mo. EUR EURIBOR + 5.50%), 7.90%, due 12/15/2030	2,861,672 (f)(j)
EUR	200,000	8.25%, due 12/15/2030	245,368 (j)
		Cleveland-Cliffs, Inc.
	$2,030,000	6.88%, due 11/1/2029	2,051,650 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Iron - Steel – cont'd
	$580,000	7.00%, due 3/15/2032	$581,215 (d)
	2,697,000	Hybar LLC, 7.38%, due 7/1/2034	2,707,125 (d)
Metinvest BV
	240,000	7.65%, due 10/1/2027	236,551 (d)
	1,990,000	7.75%, due 10/17/2029	1,860,968 (d)
Mineral Resources Ltd.
	1,650,000	7.00%, due 4/1/2031	1,697,962 (d)
	840,000	6.00%, due 5/1/2032	824,573 (d)
	830,000	6.25%, due 5/1/2034	808,967 (d)
	790,000	Vale Overseas Ltd., 6.40%, due 6/28/2054	783,087
14,659,138
Leisure Time 0.4%
	905,000	Acushnet Co., 5.63%, due 12/1/2033	887,343 (d)
	4,505,000	Carnival Corp. Ltd., 6.13%, due 2/15/2033	4,505,221 (d)
GBP	1,230,000	Deuce Finco PLC, 7.00%, due 11/20/2031	1,683,166 (j)
	$1,240,000	Gaia Purchaser, Inc., 7.63%, due 7/15/2033	1,243,812 (d)
	2,090,000	Lindblad Expeditions LLC, 7.00%, due 9/15/2030	2,151,534 (d)
NCL Corp. Ltd.
	720,000	7.75%, due 2/15/2029	747,527 (d)
	115,000	5.88%, due 1/15/2031	109,908 (d)
	225,000	6.75%, due 2/1/2032	220,537 (d)
	6,242,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	6,155,327 (d)
GBP	1,417,000	Pinnacle Bidco PLC, 10.00%, due 10/11/2028	1,976,604 (j)
	$795,000	Sabre Financial Borrower LLC, 11.13%, due 6/15/2029	836,439 (d)
	10,000,000	Safe Harbor Marinas, 5.92%, due 11/18/2030	9,998,186
EUR	1,275,000	TUI Cruises GmbH, 5.00%, due 5/15/2030	1,483,665 (j)
	$2,405,000	Viking Cruises Ltd., 5.88%, due 10/15/2033	2,381,395 (d)
34,380,664
Lodging 0.2%
EUR	1,600,000	Accor SA, 4.88%, due 6/6/2030	1,857,564 (j)(k)(l)
EUR	2,565,000	Essendi SA, 5.50%, due 11/15/2031	2,985,899 (j)
	$200,000	Fortune Star BVI Ltd., 8.50%, due 5/19/2028	203,400 (j)
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.
	742,000	4.88%, due 7/1/2031	686,291 (d)
	2,005,000	6.63%, due 1/15/2032	2,009,602 (d)
	52,000	Las Vegas Sands Corp., 5.63%, due 6/15/2028	52,472
	3,207,000	Marriott Ownership Resorts, Inc., 6.50%, due 10/1/2033	3,153,886 (d)
	1,975,000	Melco Resorts Finance Ltd., 5.63%, due 7/17/2027	1,970,307 (d)
EUR	890,400	Motel One GmbH, 7.75%, due 4/2/2031	1,090,661 (j)
Travel & Leisure Co.
	$2,290,000	6.25%, due 6/1/2031	2,293,522 (d)
	875,000	6.13%, due 9/1/2033	859,228 (d)
17,162,832
Machinery - Construction & Mining 0.2%
	1,500,000	Caterpillar Financial Services Corp., (Secured Overnight Financing Rate + 0.52%), 4.15%, due 5/14/2027	1,502,565 (f)
	5,515,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	5,841,146 (d)
	4,390,000	Terex Corp., 6.25%, due 10/15/2032	4,405,756 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Machinery - Construction & Mining – cont'd
	$4,915,000	Vertiv Holdings Co., 5.80%, due 3/15/2056	$4,521,396
			16,270,863
Machinery - Diversified 0.3%
	6,269,000	Columbus McKinnon Corp., 7.13%, due 2/1/2033	6,316,017 (d)
	455,000	Esab Corp., 5.63%, due 4/1/2031	449,499 (d)
	5,220,000	Flowserve Corp., 5.70%, due 5/15/2036	5,102,894
		John Deere Capital Corp.
	150,000	(Secured Overnight Financing Rate + 0.60%), 4.25%, due 6/11/2027	150,346 (f)
	600,000	(Secured Overnight Financing Rate + 0.40%), 4.06%, due 1/7/2028	600,884 (f)
	395,000	(Secured Overnight Financing Rate + 0.55%), 4.20%, due 3/9/2029	395,551 (f)
	3,552,000	Lsf12 Helix Parent LLC, 7.13%, due 2/1/2033	3,477,545 (d)
EUR	788,698	TK Elevator Midco GmbH, 4.38%, due 7/15/2027	909,732 (j)
	$10,000,000	Toro Co., 5.27%, due 9/30/2032	9,829,094
			27,231,562
Media 0.7%
		CCO Holdings LLC/CCO Holdings Capital Corp.
	1,240,000	6.38%, due 9/1/2029	1,232,158 (d)
	1,325,000	4.75%, due 3/1/2030	1,237,981 (d)
	1,280,000	4.50%, due 8/15/2030	1,167,875 (d)
	1,315,000	4.25%, due 2/1/2031	1,163,945 (d)
	1,850,000	4.50%, due 5/1/2032	1,595,415
	750,000	7.00%, due 2/1/2033	718,748 (d)
	335,000	4.50%, due 6/1/2033	285,014 (d)
	830,000	4.25%, due 1/15/2034	677,685 (d)
	400,000	7.38%, due 2/1/2036	380,276 (d)
		Charter Communications Operating LLC/Charter Communications Operating Capital
	2,975,000	6.10%, due 6/1/2029	3,019,284
	3,825,000	5.75%, due 4/1/2048	3,010,784
	10,588,000	4.80%, due 3/1/2050	7,405,946
	12,455,000	3.95%, due 6/30/2062	6,791,258
		CSC Holdings LLC
	487,500	5.50%, due 4/15/2027	301,890 (d)
	275,000	5.38%, due 2/1/2028	159,386 (d)
	4,932,143	11.25%, due 5/15/2028	2,864,574 (d)
	1,725,000	11.75%, due 1/31/2029	987,401 (d)
	240,000	6.50%, due 2/1/2029	135,882 (d)
	1,095,000	4.63%, due 12/1/2030	232,688 (d)
	235,000	4.50%, due 11/15/2031	130,168 (d)
	550,000	5.00%, due 11/15/2031	118,250 (d)
	620,000	Discovery Communications LLC, 4.13%, due 5/15/2029	609,150
		Discovery Global Holdings, Inc.
	2,045,000	4.28%, due 3/15/2032	1,817,126
	855,000	5.05%, due 3/15/2042	594,225
	3,905,000	DISH DBS Corp., 7.38%, due 7/1/2028	3,737,085
	1,588,950	EchoStar Corp., 6.75% Cash/6.75% PIK, due 11/30/2030	1,611,513 (m)
	798,000	McGraw-Hill Education, Inc., 7.38%, due 9/1/2031	808,087 (d)
	1,010,000	Midcontinent Communications, 8.00%, due 8/15/2032	857,728 (d)
		Paramount Global
	630,000	7.88%, due 7/30/2030	656,816
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Media – cont'd
	$850,000	4.95%, due 1/15/2031	$778,942
	1,095,000	4.20%, due 5/19/2032	931,089
	665,000	4.38%, due 3/15/2043	406,580
	580,000	5.85%, due 9/1/2043	411,158
	630,000	4.90%, due 8/15/2044	392,030
EUR	2,062,000	Sunrise FinCo I BV, 4.63%, due 5/15/2032	2,341,563 (j)
GBP	860,000	Time Warner Cable LLC, 5.25%, due 7/15/2042	908,013
EUR	1,300,775	UPCB Finance VII Ltd., 3.63%, due 6/15/2029	1,499,193 (j)
	$665,000	Virgin Media Secured Finance PLC, 5.50%, due 5/15/2029	597,011 (d)
EUR	2,722,000	VZ Secured Financing BV, 5.25%, due 1/15/2033	2,862,039 (j)
EUR	100,000	Ziggo Bond Co. BV, 6.13%, due 11/15/2032	96,793 (j)
EUR	250,000	Ziggo BV, 2.88%, due 1/15/2030	268,348 (j)
			55,801,097
Metal Fabricate - Hardware 0.0%‡
EUR	146,000	Timken Co., 4.13%, due 5/23/2034	167,111
Mining 0.4%
	$4,155,000	Capstone Copper Corp., 6.75%, due 3/31/2033	4,164,328 (d)
	3,688,000	Century Aluminum Co., 6.88%, due 8/1/2032	3,745,171 (d)
	200,000	Cia de Minas Buenaventura SAA, 6.80%, due 2/4/2032	204,400 (d)
EUR	2,357,000	Constellium SE, 5.38%, due 8/15/2032	2,806,018 (j)
		Corp. Nacional del Cobre de Chile
	$4,780,000	6.33%, due 1/13/2035	4,901,412 (d)
	350,000	6.44%, due 1/26/2036	363,451 (d)
	1,150,000	5.53%, due 1/30/2037	1,103,080 (d)
		First Quantum Minerals Ltd.
	1,740,000	7.25%, due 2/15/2034	1,772,444 (d)
	1,335,000	6.38%, due 2/15/2036	1,291,806 (d)
EUR	1,110,000	Glencore Capital Finance DAC, 3.67%, due 10/6/2032	1,260,774 (j)
	$450,000	Kaiser Aluminum Corp., 5.88%, due 3/1/2034	439,174 (d)
	950,000	Nexa Resources SA, 6.60%, due 4/8/2037	970,081 (d)
		Novelis Corp.
	2,135,000	4.75%, due 1/30/2030	2,052,050 (d)
	370,000	6.88%, due 1/30/2030	379,629 (d)
	200,000	Sibanye-Stillwater U.K. Financing PLC, 6.25%, due 11/15/2031	196,981 (d)
	3,673,000	Skeena Resources Ltd., 8.50%, due 4/1/2031	3,834,860 (d)
	800,000	Southern Copper Corp., 5.25%, due 11/8/2042	731,964
	4,197,000	Trekor Metals Ltd., 8.25%, due 5/1/2030	4,361,250 (d)
	231,000	Volcan Cia Minera SAA, 8.50%, due 10/28/2032	238,196 (d)
	200,000	WE Soda Investments Holding PLC, 9.50%, due 10/6/2028	201,236 (j)
			35,018,305
Miscellaneous Manufacturer 0.3%
	3,605,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	3,635,844 (d)
		Avient Corp.
	1,315,000	7.13%, due 8/1/2030	1,334,490 (d)
	2,655,000	6.25%, due 11/1/2031	2,674,533 (d)
	970,000	Axon Enterprise, Inc., 6.25%, due 3/15/2033	983,741 (d)
	1,907,187	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	1,943,841 (d)(m)
EUR	2,253,000	Ctec II GmbH, 5.25%, due 2/15/2030	2,499,662 (j)
	$1,865,000	Enpro, Inc., 6.13%, due 6/1/2033	1,868,368 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Miscellaneous Manufacturer – cont'd
	$5,000,000	Orica Finance Ltd., 5.79%, due 7/15/2037	$4,869,504
	725,000	Siemens Funding BV, (Secured Overnight Financing Rate + 0.64%), 4.28%, due 5/26/2028	727,332 (d)(f)
20,537,315
Multi-National 0.0%‡
African Export-Import Bank
	200,000	3.80%, due 5/17/2031	181,028 (j)
	267,000	6.25%, due 1/23/2032	266,228 (d)
Banque Ouest Africaine de Developpement
	200,000	5.00%, due 7/27/2027	199,058 (j)
	200,000	8.20%, due 2/13/2055	195,089 (j)(k)
Corp. Andina de Fomento
	287,000	2.25%, due 2/8/2027	284,238
	94,000	6.00%, due 4/26/2027	95,101
	26,000	5.00%, due 1/24/2029	26,299
	670,000	4.63%, due 1/15/2036	646,121
EUR	100,000	Dexia SA, 3.25%, due 5/7/2031	114,626 (j)
2,007,788
Oil & Gas 1.3%
	$2,555,000	3R Lux SARL, 9.75%, due 2/5/2031	2,699,358 (d)
	2,395,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., 5.88%, due 6/30/2029	2,386,564 (d)
	200,000	Azule Energy Finance PLC, 8.13%, due 1/23/2030	203,079 (d)
	2,810,000	Beusa Investments LLC, 7.00%, due 8/1/2031	2,746,410 (d)
	910,000	BKV Upstream Midstream LLC, 7.50%, due 10/15/2030	908,875 (d)
EUR	1,000,000	BP Capital Markets PLC, 4.38%, due 8/19/2031	1,161,831 (j)(k)(l)
Caturus Energy LLC
	$2,750,000	8.50%, due 2/15/2030	2,848,302 (d)
	2,392,000	7.13%, due 5/15/2031	2,371,231 (d)
	800,000	Chevron USA, Inc., (Secured Overnight Financing Rate + 0.57%), 4.20%, due 8/13/2028	804,242 (f)
	78,000	Cia General de Combustibles SA, 11.88%, due 11/28/2030	79,560 (d)
Constellation Oil Services Holding SA
	200,000	9.38%, due 11/7/2029	211,000 (d)
	200,000	7.70%, due 8/3/2033	201,300 (d)(i)
	1,350,000	Crescent Energy Finance LLC, 7.63%, due 4/1/2032	1,364,240 (d)
	1,640,000	DBR Land Holdings LLC, 6.25%, due 12/1/2030	1,654,088 (d)
Ecopetrol SA
	200,000	8.63%, due 1/19/2029	212,022
	25,000	6.88%, due 4/29/2030	25,330
	992,000	Geopark Ltd., 8.75%, due 1/31/2030	1,000,699 (d)
Hilcorp Energy I LP/Hilcorp Finance Co.
	480,000	5.75%, due 2/1/2029	479,061 (d)
	740,000	8.38%, due 11/1/2033	776,383 (d)
	2,060,000	6.88%, due 5/15/2034	2,017,685 (d)
	1,965,000	Infinity Natural Resources LLC, 7.63%, due 4/1/2031	1,960,287 (d)
KazMunayGas National Co. JSC
	1,176,000	5.75%, due 4/19/2047	1,061,943 (d)
	277,000	6.38%, due 10/24/2048	266,445 (j)
Matador Resources Co.
	1,430,000	6.50%, due 4/15/2032	1,427,325 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Oil & Gas – cont'd
	$210,000	6.25%, due 4/15/2033	$206,637 (d)
	1,180,000	6.00%, due 4/15/2034	1,141,279 (d)
	570,000	Northern Oil & Gas, Inc., 7.88%, due 10/15/2033	570,408 (d)
	200,000	Parex Resources, Inc., 8.50%, due 5/11/2031	203,708 (d)
		Permian Resources Operating LLC
	1,295,000	7.00%, due 1/15/2032	1,340,581 (d)
	1,685,000	6.25%, due 2/1/2033	1,715,233 (d)
	775,000	Pertamina Persero PT, 6.45%, due 5/30/2044	758,562 (d)
		Petrobras Global Finance BV
	202,000	5.13%, due 9/10/2030	196,980
	1,970,000	5.50%, due 6/10/2051	1,551,072
		Petroleos Mexicanos
	3,100,000	6.50%, due 1/23/2029	3,144,020
EUR	1,725,000	4.75%, due 2/26/2029	2,007,415 (j)
	$150,000	6.84%, due 1/23/2030	152,248
	2,190,000	6.70%, due 2/16/2032	2,184,563
	100,000	10.00%, due 2/7/2033	115,449
	2,290,000	6.75%, due 9/21/2047	1,873,220
	1,875,000	6.35%, due 2/12/2048	1,482,190
	12,225,000	7.69%, due 1/23/2050	10,905,264
	4,730,000	6.95%, due 1/28/2060	3,813,552
	79,000	Pluspetrol SA, 8.13%, due 5/18/2031	81,436 (d)
	600,000	QatarEnergy, 1.38%, due 9/12/2026	598,497 (j)
	227,000	SA Global Sukuk Ltd., 4.25%, due 10/2/2029	221,139 (d)
		Saudi Arabian Oil Co.
	18,075,000	5.38%, due 6/2/2035	17,825,502 (d)
	1,625,000	5.75%, due 7/17/2054	1,457,674 (d)
	1,470,000	6.00%, due 2/2/2056	1,345,181 (d)
	215,000	SEPLAT Energy PLC, 9.13%, due 3/21/2030	226,824 (d)
	621,000	SierraCol Energy Andina LLC, 6.00%, due 6/15/2028	602,674 (d)
	200,000	SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, 9.00%, due 11/14/2030	199,856 (d)
	1,645,000	SM Energy Co., 8.63%, due 11/1/2030	1,726,819 (d)
	113,000	Tecpetrol SA, 7.63%, due 11/3/2030	116,367 (d)
	1,045,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	1,022,423 (d)
EUR	4,800,000	TotalEnergies SE, 4.50%, due 8/19/2034	5,450,242 (j)(k)(l)
		Transocean International Ltd.
	$1,975,000	8.25%, due 5/15/2029	2,036,543 (d)
	975,000	8.50%, due 5/15/2031	1,016,808 (d)
	3,703,000	7.88%, due 10/15/2032	3,856,904 (d)
	200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	211,291 (d)
	1,215,000	Validus Energy II Midcon LLC, 8.00%, due 8/1/2031	1,209,506 (d)
		Wintershall Dea Finance 2 BV
EUR	2,600,000	3.00%, due 7/20/2028	2,908,951 (j)(k)(l)
EUR	100,000	6.12%, due 5/8/2030	118,228 (j)(k)(l)
	$127,800	YPF SA, 9.50%, due 1/17/2031	135,724 (d)
			104,598,230
Oil & Gas Services 0.3%
	2,210,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 9/1/2032	2,241,645 (d)
EUR	1,650,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 4.74%, due 3/11/2046	1,870,292
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Oil & Gas Services – cont'd
EUR	1,095,000	Deepocean Ltd., 6.00%, due 4/8/2031	$1,297,564 (j)
Kodiak Gas Services LLC
	$1,295,000	6.50%, due 10/1/2033	1,293,325 (d)
	1,295,000	6.75%, due 10/1/2035	1,304,835 (d)
	3,117,000	Oceaneering International, Inc., 6.88%, due 7/15/2034	3,189,355 (d)
	1,155,000	SESI LLC, 7.88%, due 9/30/2030	1,168,659 (d)
	3,003,000	Star Holding LLC, 8.75%, due 8/1/2031	3,066,784 (d)
USA Compression Partners LP/USA Compression Finance Corp.
	3,785,000	7.13%, due 3/15/2029	3,866,555 (d)
	3,202,000	6.25%, due 10/1/2033	3,151,060 (d)
WBI Operating LLC
	2,330,000	6.25%, due 10/15/2030	2,329,580 (d)
	3,385,000	6.50%, due 10/15/2033	3,378,975 (d)
28,158,629
Packaging & Containers 0.6%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
	3,075,000	4.00%, due 9/1/2029	2,919,267 (d)
EUR	2,644,000	5.00%, due 1/30/2031	3,065,289 (j)
	$4,275,000	6.25%, due 1/30/2031	4,303,822 (d)
Canpack Group, Inc./CANPACK SA
	710,000	6.00%, due 5/15/2031	706,115 (d)
EUR	1,813,000	4.88%, due 1/15/2032	2,108,261 (j)
	$1,745,000	Clydesdale Acquisition Holdings, Inc., 6.75%, due 4/15/2032	1,661,767 (d)
EUR	861,000	Guala Closures SpA, 3.25%, due 6/15/2028	974,221 (j)
Mauser Packaging Solutions Holding Co.
	$4,435,000	7.88%, due 4/15/2030	4,523,257 (d)
	4,020,000	9.25%, due 4/15/2030	3,984,438 (d)
EUR	1,491,000	Silgan Holdings, Inc., 4.25%, due 2/15/2031	1,702,826 (j)
Sword Purchaser LLC
EUR	1,105,000	7.25%, due 4/15/2033	1,314,156 (j)
	$2,625,000	8.25%, due 4/15/2033	2,684,942 (d)
	1,952,000	10.50%, due 4/15/2034	2,017,958 (d)
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
EUR	1,287,000	8.25%, due 5/15/2030	1,322,916 (j)
	$5,815,000	9.50%, due 5/15/2030	5,252,421 (d)
	1,650,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	1,611,585 (d)
Trivium Packaging Finance BV
EUR	2,003,000	6.63%, due 7/15/2030	2,402,727 (j)
	$5,660,000	8.25%, due 7/15/2030	5,983,115 (d)
	2,427,000	12.25%, due 1/15/2031	2,685,653 (d)
51,224,736
Pharmaceuticals 1.0%
	7,323,000	1261229 BC Ltd., 10.00%, due 4/15/2032	7,485,922 (d)
	575,000	AbbVie, Inc., (Secured Overnight Financing Rate Index + 0.48%), 4.13%, due 3/3/2028	575,670 (f)
	1,510,000	Adapthealth LLC, 6.13%, due 8/1/2028	1,510,000 (d)
Bausch Health Cos., Inc.
	900,000	5.00%, due 1/30/2028	815,184 (d)
	640,000	4.88%, due 6/1/2028	595,217 (d)
	707,000	11.00%, due 9/30/2028	722,349 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Pharmaceuticals – cont'd
	$500,000	5.00%, due 2/15/2029	$382,500 (d)
EUR	4,800,000	Bayer AG, 5.38%, due 3/25/2082	5,620,742 (j)(k)
EUR	1,790,000	BMS Ireland Capital Funding DAC, 4.58%, due 11/10/2055	1,942,892
		Cheplapharm Arzneimittel GmbH
EUR	910,000	7.50%, due 5/15/2030	1,083,328 (j)
EUR	1,800,000	7.13%, due 6/15/2031	2,107,940 (j)
		CVS Health Corp.
	$190,000	3.00%, due 8/15/2026	189,887
	625,000	3.63%, due 4/1/2027	621,866
	2,350,000	5.13%, due 7/20/2045	2,042,334
	12,285,000	5.05%, due 3/25/2048	10,375,732
	7,570,000	6.75%, due 12/10/2054	7,799,613 (k)
		Eli Lilly & Co.
	500,000	(Secured Overnight Financing Rate Index + 0.35%), 3.99%, due 5/20/2028	500,925 (f)
	395,000	(Secured Overnight Financing Rate + 0.53%), 4.19%, due 10/15/2028	396,110 (f)
	900,000	GlaxoSmithKline Capital PLC, (Secured Overnight Financing Rate + 0.50%), 4.15%, due 3/12/2027	901,394 (f)
		Grifols SA
EUR	2,520,000	3.88%, due 10/15/2028	2,888,901 (j)
	$750,000	4.75%, due 10/15/2028	731,769 (d)
EUR	3,031,384	7.50%, due 5/1/2030	3,638,722 (j)
EUR	4,065,000	Gruenenthal GmbH, 4.63%, due 11/15/2031	4,703,213 (j)
		Merck & Co., Inc.
	$1,145,000	(Secured Overnight Financing Rate + 0.37%), 4.01%, due 5/22/2028	1,145,105 (f)
	600,000	(Secured Overnight Financing Rate + 0.57%), 4.22%, due 3/15/2029	601,805 (f)
EUR	3,361,000	Nidda Healthcare Holding GmbH, 5.63%, due 2/21/2030	3,900,103 (j)
	$926,000	Novartis Capital Corp., (Secured Overnight Financing Rate + 0.52%), 4.15%, due 11/5/2028	928,778 (f)
	230,000	Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, due 5/15/2034	245,364 (d)
		Rossini SARL
EUR	893,509	(3 mo. EUR EURIBOR + 3.88%), 6.17%, due 12/31/2029	1,038,506 (f)(j)
EUR	1,030,000	6.75%, due 12/31/2029	1,229,295 (j)
	$840,000	Sanofi SA, (Secured Overnight Financing Rate + 0.46%), 4.13%, due 11/3/2027	842,671 (f)
		Teva Pharmaceutical Finance Netherlands II BV
EUR	973,000	1.63%, due 10/15/2028	1,075,105 (j)
EUR	6,803,000	4.38%, due 5/9/2030	7,930,450
EUR	1,607,000	4.13%, due 6/1/2031	1,850,317
			78,419,709
Pipelines 1.3%
	$4,615,000	Abu Dhabi Crude Oil Pipeline LLC, 4.60%, due 11/2/2047	3,946,948 (d)
	2,480,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 2/1/2032	2,524,112 (d)
		CQP Holdco LP/BIP-V Chinook Holdco LLC
	2,555,000	5.50%, due 6/15/2031	2,487,647 (d)
	155,000	7.50%, due 12/15/2033	162,446 (d)
	3,695,380	EIG Pearl Holdings SARL, 3.55%, due 8/31/2036	3,267,564 (j)
		Enbridge, Inc.
	810,000	5.90%, due 11/15/2026	812,526
	4,554,000	7.20%, due 6/27/2054	4,795,221 (k)
	2,179,000	5.75%, due 7/15/2080	2,175,207 (k)
	3,200,000	8.25%, due 1/15/2084	3,366,723 (k)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Pipelines – cont'd
Energy Transfer LP
$345,000	8.00%, due 5/15/2054	$362,064 (k)
185,000	7.13%, due 10/1/2054	188,917 (k)
855,000	6.50%, due 2/15/2056	855,095 (k)
655,000	6.75%, due 2/15/2056	657,030 (k)
750,000	Enterprise Products Operating LLC, 4.60%, due 1/11/2027	750,886
1,280,000	Esentia Energy Development SAB de CV, 6.50%, due 7/30/2038	1,222,720 (d)
2,490,000	Excelerate Energy LP, 8.00%, due 5/15/2030	2,608,731 (d)
Galaxy Pipeline Assets Bidco Ltd.
8,115,000	2.63%, due 3/31/2036	6,939,020 (d)
2,729,246	2.94%, due 9/30/2040	2,213,675 (d)
Genesis Energy LP/Genesis Energy Finance Corp.
1,605,000	8.25%, due 1/15/2029	1,655,193
3,213,000	8.00%, due 5/15/2033	3,342,540
2,231,000	6.75%, due 3/15/2034	2,225,155
10,000,000	GIP Sharon Finco Pty. Ltd., 6.23%, due 9/30/2046	9,760,176
Global Partners LP/GLP Finance Corp.
2,110,000	8.25%, due 1/15/2032	2,199,631 (d)
915,000	7.13%, due 7/1/2033	926,598 (d)
6,463,000	Golar LNG Ltd., 7.50%, due 10/2/2030	6,596,435 (d)
Harvest Midstream I LP
2,545,000	7.50%, due 5/15/2032	2,609,353 (d)
695,000	6.75%, due 5/15/2034	697,767 (d)
Howard Midstream Energy Partners LLC
2,840,000	7.38%, due 7/15/2032	2,935,609 (d)
3,106,000	6.63%, due 1/15/2034	3,140,647 (d)
1,460,000	6.63%, due 1/15/2035	1,459,199 (d)
675,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	675,748 (d)
NGL Energy Operating LLC/NGL Energy Finance Corp.
2,965,000	8.13%, due 2/15/2029	3,039,370 (d)
1,648,000	8.38%, due 2/15/2032	1,713,732 (d)
2,295,000	Rockies Express Pipeline LLC, 6.75%, due 3/15/2033	2,333,310 (d)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
1,470,000	6.00%, due 12/31/2030	1,459,499 (d)
1,305,000	6.00%, due 9/1/2031	1,284,097 (d)
2,311,000	6.75%, due 3/15/2034	2,325,356 (d)
1,090,000	Venture Global Calcasieu Pass LLC, 6.00%, due 5/1/2036	1,077,268 (d)
Venture Global LNG, Inc.
690,000	9.00%, due 9/30/2029	687,226 (d)(k)(l)
1,845,000	7.00%, due 1/15/2030	1,874,347 (d)
6,585,000	8.38%, due 6/1/2031	6,807,561 (d)
Venture Global Plaquemines LNG LLC
1,230,000	6.13%, due 12/15/2030	1,249,486 (d)
1,355,000	7.50%, due 5/1/2033	1,470,201 (d)
975,000	6.50%, due 1/15/2034	1,006,064 (d)
435,000	6.50%, due 6/15/2034	448,629 (d)
720,000	7.75%, due 5/1/2035	797,941 (d)
980,000	6.75%, due 1/15/2036	1,025,762 (d)
106,160,432
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Real Estate 0.5%
EUR	2,016,989	Adler Financing SARL, 8.25%, due 12/31/2028	$2,639,360 (m)
	$895,186	Country Garden Holdings Co. Ltd., RESEARCH:, 2.25%, due 12/31/2034	63,907 (j)(m)
		CPI Property Group SA
EUR	1,000,000	3.75%, due 4/28/2028	1,040,897 (j)(k)(l)
EUR	1,060,000	1.75%, due 1/14/2030	1,054,462 (j)
EUR	2,812,000	1.50%, due 1/27/2031	2,611,193 (j)
EUR	1,284,000	7.50%, due 3/26/2031	1,333,859 (j)(k)(l)
EUR	1,240,000	6.00%, due 1/27/2032	1,375,504 (j)
	$2,000,000	Domain Burlewood Holdco LLC, 6.10%, due 2/11/2031	1,953,740
EUR	1,390,000	Fastighets AB Balder, 4.00%, due 3/4/2033	1,548,135 (j)
EUR	3,000,000	Heimstaden AB, 8.38%, due 1/29/2030	3,621,724 (j)
		Heimstaden Bostad AB
EUR	1,313,000	2.63%, due 2/1/2027	1,491,942 (j)(k)(l)
EUR	1,200,000	3.00%, due 10/29/2027	1,345,439 (j)(k)(l)
EUR	1,651,000	6.25%, due 12/4/2029	1,963,847 (j)(k)(l)
EUR	2,600,000	Heimstaden Bostad Treasury BV, 1.63%, due 10/13/2031	2,624,456 (j)
	$200,000	Longfor Group Holdings Ltd., 4.50%, due 1/16/2028	186,771 (j)
EUR	2,400,000	New Immo Holding SA, 6.00%, due 3/22/2029	2,839,334 (j)
	$9,934,226	Np Keystone Building 6 LLC, 5.48%, due 12/31/2044	9,349,359
	200,000	NWD MTN Ltd., 4.13%, due 7/18/2029	167,776 (j)
		PPI Public Property Invest AB
EUR	100,000	4.63%, due 3/12/2030	117,342 (j)
EUR	960,000	3.88%, due 10/16/2031	1,078,547 (j)
EUR	100,000	Supernova Invest GmbH, 5.00%, due 6/24/2030	117,324 (j)
EUR	100,000	Sveafastigheter AB, 4.38%, due 1/20/2031	114,932 (j)
EUR	1,800,000	Vonovia SE, 4.50%, due 11/12/2040	1,996,471 (j)
			40,636,321
Real Estate Investment Trusts 0.5%
		Blackstone Mortgage Trust, Inc.
	$3,120,000	7.75%, due 12/1/2029	3,224,252 (d)
	1,682,000	6.25%, due 6/1/2031	1,608,188 (d)
		Brandywine Operating Partnership LP
	1,115,000	8.88%, due 4/12/2029	1,168,620
	305,000	6.13%, due 1/15/2031	293,148
	1,622,318	CFE Fibra E, 5.88%, due 9/23/2040	1,555,398 (d)
	1,130,000	EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, due 9/30/2030	1,122,131 (d)
EUR	884,921	Globalworth Real Estate Investments Ltd., 6.25%, due 3/31/2029	1,035,885 (j)
GBP	730,000	Hammerson PLC, 5.88%, due 10/8/2036	949,106 (j)
EUR	100,000	Immobiliare Grande Distribuzione SIIQ SpA, 4.45%, due 11/4/2030	115,752 (j)
	$380,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, due 7/15/2031	392,777 (d)
EUR	100,000	Lineage Europe Finco BV, 4.13%, due 11/26/2031	113,237
EUR	1,961,000	MPT Operating Partnership LP/MPT Finance Corp., 7.00%, due 2/15/2032	2,277,530 (j)
		Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
	$3,400,000	5.88%, due 10/1/2028	3,395,414 (d)
	825,000	7.00%, due 2/1/2030	838,335 (d)
	2,075,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	2,094,316 (d)
		RHP Hotel Properties LP/RHP Finance Corp.
	395,000	6.50%, due 4/1/2032	401,686 (d)
	660,000	6.50%, due 6/15/2033	671,522 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Real Estate Investment Trusts – cont'd
	$1,915,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	$1,824,105 (d)
	2,095,000	Service Properties Trust, 8.63%, due 11/15/2031	2,201,602 (d)
		Starwood Property Trust, Inc.
	605,000	7.25%, due 4/1/2029	623,393 (d)
	1,005,000	5.88%, due 8/15/2029	1,006,683 (d)
	4,430,000	6.50%, due 7/1/2030	4,499,259 (d)
	1,131,000	5.75%, due 1/15/2031	1,113,844 (d)
	255,000	6.13%, due 6/1/2031	254,396 (d)
EUR	3,200,000	Unibail-Rodamco-Westfield SE, 4.88%, due 7/4/2030	3,697,369 (j)(k)(l)
	$660,000	XHR LP, 6.63%, due 5/15/2030	674,079 (d)
			37,152,027
Retail 0.7%
		Advance Auto Parts, Inc.
	1,595,000	7.00%, due 8/1/2030	1,634,293 (d)
	2,260,000	7.38%, due 8/1/2033	2,332,614 (d)
		B&M European Value Retail PLC
GBP	1,232,000	8.13%, due 11/15/2030	1,738,326 (j)
GBP	203,000	6.50%, due 11/27/2031	271,127 (j)
		Bath & Body Works, Inc.
	$1,690,000	6.63%, due 10/1/2030	1,717,321 (d)
	1,865,000	6.88%, due 11/1/2035	1,885,746
	340,000	6.75%, due 7/1/2036	336,243
GBP	1,348,000	Boots Group Finco LP, 7.38%, due 8/31/2032	1,857,304 (j)
GBP	1,931,000	CD&R Firefly Bidco PLC, 8.63%, due 4/30/2029	2,680,337 (j)
EUR	3,251,000	Ceconomy AG, 6.25%, due 7/15/2029	3,862,108 (j)
	$200,000	CK Hutchison International 23 Ltd., 4.75%, due 4/21/2028	200,788 (d)
	203,000	CK Hutchison International 24 Ltd., 5.38%, due 4/26/2029	206,874 (d)
	1,835,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	1,919,254 (d)
EUR	2,087,000	Dufry One BV, 4.50%, due 5/23/2032	2,415,364 (j)
EUR	1,220,000	Eroski S Coop, 5.75%, due 5/15/2031	1,456,998 (j)
		Fnac Darty SA
EUR	2,155,000	6.00%, due 4/1/2029	2,559,994 (j)
EUR	350,000	4.75%, due 4/1/2032	411,820 (j)
EUR	2,408,000	Fressnapf Holding SE, 5.25%, due 10/31/2031	2,818,489 (j)
	$1,240,000	Group 1 Automotive, Inc., 6.38%, due 1/15/2030	1,245,709 (d)
		LCM Investments Holdings II LLC
	685,000	4.88%, due 5/1/2029	668,182 (d)
	1,485,000	8.25%, due 8/1/2031	1,547,126 (d)
	1,610,000	Macy's Retail Holdings LLC, 7.38%, due 8/1/2033	1,675,351 (d)
		Michaels Cos., Inc.
	2,812,000	8.50%, due 3/15/2033	2,785,641 (d)
	3,835,000	11.00%, due 3/15/2034	3,754,065 (d)
	360,000	Nordstrom, Inc., 4.38%, due 4/1/2030	344,063
	2,100,000	Petco Health & Wellness Co., Inc., 8.25%, due 2/1/2031	2,106,709 (d)
		PetSmart LLC/PetSmart Finance Corp.
	1,920,000	7.50%, due 9/15/2032	1,939,983 (d)
	690,000	10.00%, due 9/15/2033	686,491 (d)
GBP	1,000,000	Punch Finance PLC, 7.88%, due 12/30/2030	1,392,176 (j)
		QXO Building Products, Inc.
	$1,215,000	6.50%, due 7/15/2031	1,219,926 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Retail – cont'd
	$2,745,000	6.75%, due 4/30/2032	$2,803,360 (d)
	1,983,000	6.88%, due 7/15/2034	1,985,963 (d)
	550,000	Staples, Inc., 10.75%, due 9/1/2029	526,269 (d)
	3,385,000	White Cap Supply Holdings LLC, 7.38%, due 11/15/2030	3,410,222 (d)
			58,396,236
Savings & Loans 0.1%
		Nationwide Building Society
EUR	100,000	4.00%, due 3/18/2028	116,053 (j)(k)
	$5,600,000	5.54%, due 7/14/2036	5,526,902 (d)(k)
			5,642,955
Semiconductors 0.4%
	1,575,000	Amkor Technology, Inc., 5.88%, due 10/1/2033	1,532,020 (d)
		Intel Corp.
	1,075,000	4.90%, due 8/5/2052	846,322
	1,925,000	5.60%, due 2/21/2054	1,683,249
	26,680,000	6.13%, due 5/15/2056	25,032,847
EUR	4,175,000	MKS, Inc., 4.25%, due 2/15/2034	4,650,012 (j)
	$200,000	SK Hynix, Inc., 6.38%, due 1/17/2028	204,646 (d)
			33,949,096
Software 1.0%
	770,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	749,120 (d)
		Cloud Software Group LLC
	685,000	6.50%, due 3/31/2029	669,357 (d)
	820,000	9.00%, due 9/30/2029	803,396 (d)
	1,145,000	8.25%, due 6/30/2032	1,083,156 (d)
		CoreWeave, Inc.
	1,445,000	9.00%, due 2/1/2031	1,304,393 (d)
	2,506,000	9.75%, due 10/1/2031	2,273,852 (d)
	1,030,000	Ellucian Holdings, Inc., 6.50%, due 12/1/2029	990,451 (d)
		Fair Isaac Corp.
	1,180,000	6.00%, due 5/15/2033	1,142,071 (d)
	1,105,000	6.25%, due 9/15/2034	1,067,487 (d)
	7,965,000	Fidelity National Information Services, Inc., 4.80%, due 3/10/2031	7,824,368
		OAK-Eagle Acquireco, Inc.
EUR	3,036,000	6.25%, due 7/1/2033	3,659,312 (j)
	$3,005,000	7.25%, due 7/1/2033	3,113,700 (d)
	3,157,000	8.75%, due 7/1/2034	3,325,858 (d)
		Oracle Corp.
	600,000	(Secured Overnight Financing Rate + 0.76%), 4.43%, due 8/3/2028	592,598 (f)
	935,000	5.20%, due 9/26/2035	838,900
	14,895,000	5.70%, due 2/4/2036	13,789,313
	1,455,000	5.95%, due 9/26/2055	1,156,055
	32,705,000	6.70%, due 2/4/2056	28,837,975
	2,840,000	6.85%, due 2/4/2066	2,498,877
EUR	1,095,000	TeamSystem SpA, 5.00%, due 7/1/2031	1,213,237 (j)
	$3,662,000	UKG, Inc., 6.88%, due 2/1/2031	3,587,892 (d)
			80,521,368
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Student Loan 0.1%
	$4,000,000	CarbonCount Holdings 1 LLC, 6.28%, due 5/16/2046	$3,892,958
Telecommunications 2.9%
		Altice France SA
EUR	921,494	4.75%, due 10/15/2030	1,031,001 (j)
	$1,578,263	6.88%, due 10/15/2030	1,540,962 (d)
EUR	3,566,313	5.50%, due 10/15/2031	4,031,926 (j)
	$1,355,000	6.50%, due 10/15/2031	1,307,550 (d)
	1,165,000	6.50%, due 4/15/2032	1,127,647 (d)
	230,000	6.88%, due 7/15/2032	223,284 (d)
	4,872,000	APLD ComputeCo 2 LLC, 6.75%, due 3/15/2031	4,762,422 (d)
	880,000	APLD ComputeCo LLC, 9.25%, due 12/15/2030	935,225 (d)
		AT&T, Inc.
	630,000	3.80%, due 2/15/2027	627,839
	250,000	4.25%, due 3/1/2027	249,829
	13,280,000	5.25%, due 10/30/2036	12,662,323
	5,255,000	6.20%, due 10/30/2056	4,864,012
		Bell Telephone Co. of Canada or Bell Canada
	5,045,000	6.88%, due 9/15/2055	5,087,015 (k)
	1,300,000	7.00%, due 9/15/2055	1,310,348 (k)
	7,576,000	Black Pearl Compute LLC, 6.13%, due 2/15/2031	7,563,303 (d)
		British Telecommunications Ltd.
EUR	1,744,000	5.13%, due 10/3/2054	2,056,239 (j)(k)
GBP	1,535,000	8.38%, due 12/20/2083	2,176,089 (j)(k)
	$3,798,000	Cipher Compute LLC, 7.13%, due 11/15/2030	3,874,002 (d)
	200,000	Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, due 8/1/2032	206,526 (d)
EUR	2,390,000	eircom Finance DAC, 5.00%, due 4/30/2031	2,785,429 (j)
EUR	1,770,000	Eutelsat Communications SACA, 6.25%, due 3/15/2033	2,085,075 (j)
		Fibercop SpA
EUR	604,000	6.88%, due 2/15/2028	725,990 (j)
EUR	1,421,000	7.88%, due 7/31/2028	1,753,817 (j)
EUR	3,592,000	1.63%, due 1/18/2029	3,945,277
	$1,380,000	6.38%, due 11/15/2033	1,355,560 (d)
	1,585,000	6.00%, due 9/30/2034	1,527,412 (d)
	580,000	7.20%, due 7/18/2036	588,659 (d)
	1,848,000	Flash Compute LLC, 7.25%, due 12/31/2030	1,866,152 (d)
	3,425,000	Galaxy Helios Data Centers II LLC, 9.88%, due 8/1/2031	3,434,316 (d)
	5,000,000	Holdco Infraco SpA, 7.05%, due 4/7/2033	4,898,009
		Iliad Holding SAS
EUR	3,710,000	5.63%, due 10/15/2028	4,290,509 (j)
	$720,000	7.00%, due 10/15/2028	721,742 (d)
EUR	1,420,000	6.88%, due 4/15/2031	1,714,730 (j)
	$655,000	8.50%, due 4/15/2031	688,995 (d)
	1,220,000	7.00%, due 4/15/2032	1,230,546 (d)
	2,000,000	Infraco SpA, 6.06%, due 4/7/2033	1,953,735
EUR	1,835,000	Koninklijke KPN NV, 4.88%, due 6/18/2029	2,150,954 (j)(k)(l)
		Level 3 Financing, Inc.
	$2,170,000	6.88%, due 6/30/2033	2,195,930 (d)
	2,730,000	7.00%, due 3/31/2034	2,777,005 (d)
	2,835,000	8.50%, due 1/15/2036	2,949,483 (d)
	465,000	7.50%, due 2/15/2037	461,836 (d)
	480,000	Lumen Technologies, Inc., 4.50%, due 1/15/2029	456,000 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Telecommunications – cont'd
	$9,036,000	Meridian Arc Holdco LLC, 6.25%, due 4/30/2031	$8,682,085 (d)
EUR	800,000	Odido Group Holding BV, 5.50%, due 1/15/2030	920,106 (j)
EUR	2,970,000	Odido Holding BV, 3.75%, due 1/15/2029	3,407,122 (j)
	$5,515,000	Ooredoo International Finance Ltd., 4.63%, due 10/10/2034	5,315,266 (j)
EUR	1,476,000	PLT VII Finance SARL, 6.00%, due 6/15/2031	1,744,475 (j)
	$4,292,000	PR RNO Property Owner 1 LLC, 6.50%, due 5/1/2031	4,041,429 (d)
EUR	2,500,000	Proximus SADP, 4.75%, due 7/2/2031	2,896,432 (j)(k)(l)
		Rogers Communications, Inc.
	$6,080,000	7.00%, due 4/15/2055	6,116,486 (k)
	6,320,000	7.13%, due 4/15/2055	6,378,472 (k)
	4,362,000	6.88%, due 7/31/2056	4,363,780 (k)
EUR	2,803,000	SES SA, 3.50%, due 1/14/2029	3,195,479 (j)
		SoftBank Group Corp.
EUR	905,000	5.00%, due 4/15/2028	1,049,552 (j)
EUR	1,115,000	5.25%, due 10/10/2029	1,276,870 (j)
EUR	1,870,000	5.88%, due 7/10/2031	2,130,914 (j)
EUR	100,000	6.50%, due 10/29/2062	102,337 (j)(k)
	$200,000	STC Sukuk Co. II Ltd., 4.49%, due 1/15/2031	194,470 (d)
	3,145,000	Stingray Compute LLC, 6.00%, due 6/15/2031	3,068,187 (d)
EUR	835,000	Sunrise HoldCo IV BV, 3.88%, due 6/15/2029	962,880 (j)
	$7,331,000	SV RNO Property Owner 1 LLC, 5.88%, due 3/1/2031	6,807,535 (d)
		Telecom Italia SpA
EUR	1,153,000	6.88%, due 2/15/2028	1,384,424 (j)
EUR	968,000	7.88%, due 7/31/2028	1,195,625 (j)
EUR	795,000	1.63%, due 1/18/2029	877,747 (j)
		Telefonica Europe BV
EUR	1,200,000	6.14%, due 2/3/2030	1,451,822 (j)(k)(l)
EUR	1,800,000	6.75%, due 6/7/2031	2,234,963 (j)(k)(l)
EUR	3,900,000	5.75%, due 1/15/2032	4,661,824 (j)(k)(l)
EUR	900,000	2.88%, due 6/24/2027	1,028,700 (j)(k)(l)
	$6,160,000	TELUS Corp., 6.63%, due 6/9/2056	6,016,285 (k)
	515,000	T-Mobile USA, Inc., 3.75%, due 4/15/2027	512,442
		Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
	1,420,000	6.50%, due 2/15/2029	1,400,493 (d)
	1,614,000	8.63%, due 6/15/2032	1,648,317 (d)
	1,500,000	8.63%, due 6/15/2032	1,531,893 (d)
	3,025,000	Uniti Services LLC, 7.50%, due 10/15/2033	3,091,202 (d)
	220,000	Veon Midco BV, 6.95%, due 6/1/2031	218,932 (d)
		Verizon Communications, Inc.
	1,054,000	4.13%, due 3/16/2027	1,052,691
	8,990,000	6.20%, due 5/14/2056	8,798,104 (k)
GBP	580,000	5.74%, due 8/15/2056	754,351 (k)
	$8,990,000	6.05%, due 5/14/2058	8,840,132 (k)
		Vmed O2 U.K. Financing I PLC
GBP	2,856,000	4.50%, due 7/15/2031	3,150,000 (j)
EUR	1,050,000	5.63%, due 4/15/2032	1,048,620 (j)
		Vodafone Group PLC
	$3,715,000	5.75%, due 6/28/2054	3,350,625
EUR	1,320,000	4.13%, due 9/12/2055	1,478,028 (j)(k)
EUR	5,801,000	3.00%, due 8/27/2080	6,344,098 (j)(k)
EUR	4,300,000	6.50%, due 8/30/2084	5,239,956 (j)(k)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value

Telecommunications – cont'd
	$3,120,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	$3,248,010 (d)
	1,812,000	Yondr JK 1 LLC, 6.88%, due 6/30/2031	1,725,773 (d)
		Zayo Group Holdings, Inc.
	2,261,080	5.75% Cash/0.50% PIK, due 3/9/2030	2,258,254 (d)(m)
	418,977	7.13% Cash/1.88% PIK, due 9/9/2030	410,597 (d)(m)
			239,802,488
Transportation 0.2%
EUR	2,311,000	CMA CGM SA, 5.00%, due 1/15/2031	2,681,230 (j)
GBP	2,008,000	Edge Finco PLC, 8.13%, due 8/15/2031	2,805,693 (j)
	$4,500,000	Impala Terminals Pte. Ltd., 6.33%, due 8/6/2032	4,475,577
EUR	100,000	Mobico Group PLC, 4.88%, due 9/26/2031	98,178 (j)
	$413,341	MV24 Capital BV, 6.75%, due 6/1/2034	417,975 (d)
	1,375,000	PODS LLC, 8.75%, due 5/15/2031	1,309,629 (d)
	5,300,000	XPO, Inc., 7.13%, due 2/1/2032	5,464,236 (d)
			17,252,518
Trucking & Leasing 0.0%‡
		FTAI Aviation Investors LLC
	320,000	7.88%, due 12/1/2030	333,416 (d)
	1,455,000	7.00%, due 5/1/2031	1,495,431 (d)
	485,000	7.00%, due 6/15/2032	495,197 (d)
			2,324,044
Water 0.2%
GBP	740,000	Affinity Water Finance PLC, 6.25%, due 9/12/2040	954,712 (j)
		Holding d'Infrastructures des Metiers de l'Environnement SAS
EUR	2,835,000	4.88%, due 10/24/2029	3,338,609 (j)
EUR	335,000	3.88%, due 1/31/2031	384,151 (j)
GBP	570,000	Northumbrian Water Finance PLC, 5.38%, due 7/22/2032	746,470 (j)
GBP	570,000	South West Water Finance PLC, 5.25%, due 9/15/2031	747,318 (j)
GBP	790,000	United Utilities Water Finance PLC, 5.75%, due 5/28/2051	901,652 (j)
		Veolia Environnement SA
EUR	3,000,000	5.99%, due 11/22/2028	3,593,665 (j)(k)(l)
EUR	1,100,000	2.50%, due 1/20/2029	1,214,507 (j)(k)(l)
EUR	4,100,000	4.37%, due 5/20/2030	4,708,301 (j)(k)(l)
GBP	690,000	Wessex Water Services Finance PLC, 6.13%, due 9/19/2034	911,365 (j)
GBP	710,000	Yorkshire Water Finance PLC, 6.63%, due 7/22/2040	915,726 (j)
			18,416,476
Total Corporate Bonds (Cost $3,260,046,013)			3,226,460,791

Loan Assignments(f) 0.6%
Aerospace & Defense 0.2%
	$12,849,538	Chol Aviation Capital Ltd., Term Loan, (3 mo. USD Term SOFR), due 2/11/2033	12,434,435
	1,400,000	ESCO Technologies, Inc., Term Loan B, (1 mo. USD Term SOFR), due 5/27/2033	1,396,500 (o)(p)(q)
	1,800,288	Peraton Corp., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.67%, due 2/1/2028	1,635,688
			15,466,623
Building Products 0.0%‡
	1,156,394	Jeld-Wen, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.85%, due 7/28/2028	969,926
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Capital Markets 0.1%
$1,928,674	Galaxy U.S. Opco, Inc., Term Loan, (3 mo. USD Term SOFR + 2.00%), 5.82%, due 7/31/2030	$1,771,371
3,940,000	Guggenheim Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.23%, due 11/26/2031	3,853,478
		5,624,849
Containers & Packaging 0.0%‡
2,607,862	Klockner-Pentaplast of America, Inc., Term Loan, (3 mo. USD Term SOFR + 2.00%), 5.84%, due 1/30/2031	2,473,400 (o)(q)
Diversified Telecommunication Services 0.0%‡
3,282,447	CSC Holdings LLC, Term Loan B5, (3 mo. USD Term SOFR + 1.50%), 8.25%, due 4/15/2027	2,061,377
Entertainment 0.0%‡
3,940,275	TKO Worldwide Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 1.75%), 5.41%, due 11/21/2031	3,931,567
Health Care Providers & Services 0.0%‡
4,592,810	Summit Behavioral Healthcare LLC, Term Loan, (3 mo. USD Term SOFR + 4.25%), 7.98%, due 12/31/2029	2,855,212
Health Care Technology 0.1%
5,000,000	Hologic, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.99%, due 4/7/2033	4,915,300
Machinery 0.1%
6,392,894	EMRLD Borrower LP, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 6.07%, due 8/4/2031	6,390,784
Media 0.1%
6,216,665	Charter Communications Operating LLC, Term Loan B5, (3 mo. USD Term SOFR + 2.25%), 5.98%, due 12/15/2031	5,971,480
Software 0.0%‡
1,004,023	Project Leopard Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.25%), 9.17%, due 7/20/2029	604,090
Total Loan Assignments (Cost $52,802,256)		51,264,608
Foreign Government Securities 8.1%
	Abu Dhabi Government International Bonds
6,330,000	5.00%, due 4/30/2034	6,290,767 (d)
3,190,000	5.50%, due 4/30/2054	2,962,798 (d)
	Angolan Government International Bonds
1,087,000	8.00%, due 11/26/2029	1,109,986 (d)
400,000	9.24%, due 1/15/2031	418,020 (j)
760,000	8.75%, due 4/14/2032	775,683 (d)
2,240,000	9.38%, due 3/31/2033	2,308,177 (d)
3,545,000	9.38%, due 5/8/2048	3,406,185 (d)
1,990,000	9.13%, due 11/26/2049	1,868,111 (d)
	Argentine Republic Government International Bonds
207,589	1.00%, due 7/9/2029	185,689
2,327,002	0.75%, due 7/9/2030	2,031,472 (n)
22,340,000	4.13%, due 7/9/2035	17,659,770 (n)
310,000	5.00%, due 1/9/2038	255,440
7,170,000	3.50%, due 7/9/2041	5,298,630 (n)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
ARS	1,660,331,000	Argentine Treasury Bonds BONTE, 29.50%, due 5/30/2030	$1,241,355
		Autonomous Community of Catalonia
EUR	4,000,000	5.48%, due 5/11/2029	4,845,028
EUR	8,000,000	5.88%, due 2/15/2033	10,514,420 (j)
		Autonomous Community of Madrid
EUR	4,000,000	3.60%, due 4/30/2033	4,662,502 (j)
EUR	90,000	3.46%, due 4/30/2034	103,679 (j)
	$200,000	Bahamas Government International Bonds, 8.95%, due 10/15/2032	222,922 (j)
	200,000	Baiterek National Investment Holding JSC, 5.45%, due 5/8/2028	200,750 (d)
		Bank Gospodarstwa Krajowego
EUR	100,000	3.75%, due 6/10/2034	114,008 (j)
EUR	100,000	4.50%, due 6/10/2041	114,343 (j)
EUR	100,000	Banque et Caisse d'Epargne de l'Etat, 3.25%, due 3/19/2031	113,850 (j)(k)
		Bermuda Government International Bonds
	$300,000	3.72%, due 1/25/2027	298,374 (j)
	200,000	5.00%, due 7/15/2032	197,000 (j)
EUR	330,000	BNG Bank NV, 2.50%, due 5/21/2030	372,164 (j)
EUR	200,000	Bpifrance SACA, 3.38%, due 2/25/2036	219,356 (j)
		Brazil Government International Bonds
	$2,000,000	6.13%, due 1/22/2032	2,021,000
	1,250,000	6.00%, due 10/20/2033	1,239,375
	1,900,000	6.25%, due 5/22/2036	1,840,150
	800,000	7.13%, due 5/13/2054	765,600
	10,235,000	7.25%, due 1/12/2056	9,805,130
		Brazil Notas do Tesouro Nacional
BRL	13,105,000	10.00%, due 1/1/2029	2,393,860
BRL	6,760,000	10.00%, due 1/1/2031	1,156,987
BRL	2,000,000	10.00%, due 1/1/2033	324,094
BRL	57,020,000	10.00%, due 1/1/2035	8,862,573
		Bulgaria Government International Bonds
EUR	45,000	3.50%, due 5/7/2034	50,725 (j)
EUR	73,000	4.88%, due 5/13/2036	89,516 (j)
EUR	65,000	4.13%, due 5/7/2038	73,133 (j)
EUR	137,000	Bundesobligation, 2.40%, due 4/18/2030	155,406 (j)
		Bundesrepublik Deutschland Bundesanleihe
EUR	286,218	0.00%, due 8/15/2031	285,665 (j)
EUR	295,000	0.00%, due 2/15/2032	289,739 (j)
EUR	43,000	4.75%, due 7/4/2034	55,388 (j)
EUR	130,000	1.00%, due 5/15/2038	116,005 (j)
EUR	136,900	2.50%, due 8/15/2046	132,893 (j)
EUR	118,000	3.40%, due 5/15/2047	131,594 (j)
	$780,000	Caisse d'Amortissement de la Dette Sociale, 4.00%, due 3/3/2033	741,279 (d)
EUR	300,000	Cassa Depositi e Prestiti SpA, 2.00%, due 4/20/2027	343,957 (j)
		Chile Government International Bonds
	$9,370,000	3.50%, due 1/31/2034	8,301,820
	4,125,000	5.33%, due 1/5/2054	3,747,562
		Colombia Government International Bonds
	320,000	5.38%, due 1/21/2029	318,352
	776,000	7.38%, due 4/25/2030	811,308
EUR	140,000	5.00%, due 9/19/2032	158,132
	$1,985,000	7.50%, due 2/2/2034	2,080,280
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
	$850,000	7.75%, due 11/7/2036	$907,587
		Colombian TES
COP	9,021,700,000	7.00%, due 6/30/2032	2,248,634
COP	702,400,000	13.25%, due 2/9/2033	231,833
COP	11,830,100,000	7.25%, due 10/18/2034	2,814,496
		Costa Rica Government International Bonds
CRC	1,521,800,000	10.58%, due 9/26/2029	3,823,795 (j)
CRC	224,250,000	7.20%, due 7/27/2033	493,611 (j)
CRC	1,527,750,000	7.20%, due 10/19/2033	3,394,611 (j)
CRC	1,050,000,000	7.53%, due 7/26/2034	2,448,446 (j)
CRC	21,200,000	11.27%, due 3/21/2035	63,536 (j)
	$1,625,000	7.16%, due 3/12/2045	1,724,125 (j)
	4,810,000	7.30%, due 11/13/2054	5,204,420 (d)
EUR	133,201	Deutsche Bundesrepublik Bonds, Inflation-Linked, 0.50%, due 4/15/2030	151,637 (c)(j)
	$440,000	Development Bank of Mongolia LLC, 6.90%, due 7/2/2031	436,148 (j)
DOP	42,000,000	Dominican Republic Central Bank Notes, 8.50%, due 10/1/2027	715,834 (j)
		Dominican Republic International Bonds
	$116,667	8.63%, due 4/20/2027	119,233 (j)
	1,395,000	7.05%, due 2/3/2031	1,447,312 (d)
DOP	134,350,000	13.63%, due 2/3/2033	2,785,963 (j)
	$1,580,000	5.88%, due 10/28/2035	1,518,838 (d)
DOP	72,600,000	10.75%, due 6/1/2036	1,361,873 (j)
	$2,075,000	6.95%, due 3/15/2037	2,126,875 (d)
	1,310,000	5.30%, due 1/21/2041	1,126,600 (d)
	2,420,000	6.85%, due 1/27/2045	2,371,600 (d)
	635,000	6.40%, due 6/5/2049	590,550 (d)
	6,790,000	7.15%, due 2/24/2055	6,895,245 (d)
	5,420,000	5.88%, due 1/30/2060	4,579,900 (d)
		Eagle Funding Luxco SARL
	8,595,000	5.50%, due 8/17/2030	8,579,959 (d)
	250,000	5.50%, due 8/17/2030	249,563 (j)
		Ecuador Government International Bonds
	750,000	8.75%, due 1/29/2034	742,875 (d)
	200,000	8.75%, due 1/29/2034	198,100 (j)
	794,797	6.90%, due 7/31/2035	714,522 (d)
	4,990,000	9.25%, due 1/29/2039	4,965,050 (d)
	2,400,000	5.50%, due 7/31/2040	1,936,848 (d)(n)
		Egypt Government Bonds
EGP	400,000,000	22.70%, due 12/2/2027	7,655,004
EGP	57,000,000	21.49%, due 12/2/2028	1,084,189
EGP	160,000,000	23.06%, due 6/2/2029	3,103,532
EGP	47,000,000	19.70%, due 10/14/2030	832,021
		Egypt Government International Bonds
	$320,000	8.63%, due 2/4/2030	336,452 (j)
	5,805,000	7.05%, due 1/15/2032	5,706,010 (d)
	200,000	7.63%, due 5/29/2032	200,294 (j)
	1,650,000	7.63%, due 5/29/2032	1,654,550 (d)
	4,903,000	9.45%, due 2/4/2033	5,331,073 (d)
	1,355,000	8.50%, due 1/31/2047	1,270,497 (d)
	1,055,000	8.88%, due 5/29/2050	1,011,909 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		El Salvador Government International Bonds
	$251,000	8.63%, due 2/28/2029	$263,249 (j)
	160,000	4.00%, due 4/17/2030	4,311 (d)
	160,000	9.25%, due 4/17/2030	171,123 (d)
	345,000	9.50%, due 7/15/2052	385,986 (d)
EUR	3,000	Estonia Government International Bonds, 3.25%, due 1/17/2034	3,380 (j)
		European Union
EUR	230,000	2.00%, due 10/4/2027	262,967 (j)
EUR	350,000	2.63%, due 7/4/2028	401,532 (j)
EUR	140,000	3.13%, due 12/4/2030	161,669 (j)
EUR	100,000	2.88%, due 10/13/2031	113,790 (j)
EUR	80,000	2.50%, due 12/4/2031	89,210 (j)
EUR	60,000	3.38%, due 10/4/2039	65,846 (j)
EUR	89,000	3.75%, due 10/12/2045	97,695 (j)
EUR	37,428	4.00%, due 10/12/2055	41,111 (j)
EUR	427,000	French Republic Government Bonds OAT, 4.40%, due 5/25/2057	463,632 (j)
		French Republic Government Bonds OAT, Inflation-Linked
EUR	68,597	0.60%, due 7/25/2034	73,349 (c)(j)
EUR	85,573	0.10%, due 7/25/2036	83,505 (c)(j)
		Ghana Government International Bonds
	$7,033,800	5.00%, due 7/3/2029	6,886,360 (d)(n)
	150,000	5.00%, due 7/3/2029	146,825 (j)(n)
	6,510	0.00%, due 1/3/2030	5,708 (d)
	69,600	5.00%, due 7/3/2035	63,723 (d)(n)
		Guatemala Government Bonds
	3,535,000	6.25%, due 8/15/2036	3,580,955 (d)
	2,545,000	6.88%, due 8/15/2055	2,656,980 (d)
		Hellenic Republic Government Bonds
EUR	79,000	3.38%, due 6/15/2034	89,252 (j)
EUR	97,000	3.38%, due 6/16/2036	107,017 (j)
EUR	166,000	4.38%, due 7/18/2038	197,627 (j)
	$200,000	Honduras Government International Bonds, 5.63%, due 6/24/2030	197,860 (j)
		Hungary Government Bonds
HUF	1,519,340,000	3.25%, due 10/22/2031	4,319,907
HUF	806,110,000	2.25%, due 6/22/2034	2,022,748
		Hungary Government International Bonds
EUR	125,000	3.50%, due 3/23/2032	141,113 (j)
EUR	420,000	4.25%, due 5/26/2033	488,560 (j)
EUR	84,000	4.25%, due 5/21/2037	94,074 (j)
EUR	100,000	Iceland Government International Bonds, 3.25%, due 5/27/2031	114,953 (j)
	$4,000,000	Indonesia Government International Bonds, 4.63%, due 4/15/2043	3,349,696 (d)
	2,625,000	Israel Government International Bonds, 5.88%, due 1/13/2056	2,450,400
		Italy Buoni Poliennali Del Tesoro
EUR	40,000	2.20%, due 2/28/2028	45,603 (j)
EUR	280,000	3.00%, due 8/1/2029	322,094 (j)
EUR	60,000	2.95%, due 7/1/2030	68,428 (j)
EUR	357,000	0.60%, due 8/1/2031	359,888 (j)
EUR	136,000	3.15%, due 3/15/2033	152,610 (j)
EUR	91,000	3.65%, due 8/1/2035	103,111 (j)
EUR	209,000	1.45%, due 3/1/2036	193,665 (j)
EUR	109,000	4.05%, due 10/30/2037	125,619 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
EUR	264,000	4.15%, due 10/1/2039	$302,383 (j)
EUR	837,000	3.85%, due 10/1/2040	920,981 (j)
EUR	243,000	1.80%, due 3/1/2041	204,784 (j)
EUR	198,000	3.95%, due 10/1/2041	218,172 (j)
EUR	290,000	4.30%, due 10/1/2054	313,666 (j)
EUR	79,000	4.65%, due 10/1/2055	89,929 (j)
		Italy Buoni Poliennali Del Tesoro, Inflation-Linked
EUR	45,379	1.10%, due 8/15/2031	51,986 (c)(j)
EUR	34,123	1.80%, due 5/15/2036	38,815 (c)(j)
		Ivory Coast Government International Bonds
EUR	636,000	5.25%, due 3/22/2030	734,850 (j)
EUR	100,000	5.88%, due 10/17/2031	117,019 (j)
	$1,350,000	7.63%, due 1/30/2033	1,412,930 (d)
	3,715,000	6.13%, due 6/15/2033	3,596,721 (d)
	200,000	6.13%, due 6/15/2033	193,632 (j)
	17,215,000	8.08%, due 4/1/2036	18,365,284 (d)
	6,880,000	8.25%, due 1/30/2037	7,402,747 (d)
	1,620,000	6.75%, due 2/25/2041	1,519,136 (d)
		Kazakhstan Government Bonds
KZT	417,674,000	10.47%, due 10/27/2028	799,418
KZT	1,954,502,000	16.95%, due 10/9/2030	4,429,509
KZT	220,000,000	14.94%, due 6/18/2031	472,347
KZT	2,424,156,000	10.69%, due 8/23/2033	4,308,131
KZT	382,703,000	15.10%, due 3/12/2034	835,774
		Kingdom of Belgium Government Bonds
EUR	845,000	3.10%, due 6/22/2035	934,410 (j)
EUR	172,097	1.45%, due 6/22/2037	156,914 (j)
	$400,000	Korea Housing Finance Corp., 4.63%, due 2/24/2028	401,031 (d)
	200,000	Korea Hydro & Nuclear Power Co. Ltd., 5.00%, due 7/18/2028	201,437 (d)
	322,000	Korea National Oil Corp., 4.00%, due 9/29/2028	317,598 (d)
		Latvia Government International Bonds
EUR	108,000	2.88%, due 5/21/2030	123,027 (j)
EUR	123,000	3.50%, due 10/2/2035	138,246 (j)
		Lithuania Government International Bonds
EUR	267,000	3.63%, due 11/18/2033	306,756 (j)
EUR	37,000	3.50%, due 2/13/2034	42,014 (j)
		Mexico Bonos
MXN	6,350,000	8.50%, due 5/31/2029	371,541
MXN	51,140,000	7.75%, due 5/29/2031	2,867,820
MXN	59,320,000	7.75%, due 11/23/2034	3,162,614
MXN	30,550,000	7.75%, due 11/13/2042	1,487,345
		Mexico Government International Bonds
	$4,790,000	6.35%, due 2/9/2035	4,804,370
	16,890,000	6.13%, due 2/9/2038	16,129,950
	2,375,000	4.75%, due 3/8/2044	1,835,875
	790,000	5.55%, due 1/21/2045	684,890
		MFB Magyar Fejlesztesi Bank Zrt
	200,000	6.50%, due 6/29/2028	204,589 (j)
EUR	100,000	4.38%, due 6/27/2030	117,742 (j)
MAD	53,200,000	Morocco Government Bonds, 3.05%, due 7/16/2040	5,274,266
	$21,920,000	Morocco Government International Bonds, 6.50%, due 9/8/2033	22,909,269 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Netherlands Government Bonds
EUR	263,397	0.00%, due 7/15/2030	$271,035 (j)
EUR	28,000	2.50%, due 7/15/2035	30,465 (j)
EUR	350,633	4.00%, due 1/15/2037	427,749 (j)
		Nigeria Government Bonds
NGN	7,769,943,000	17.95%, due 6/25/2032	5,768,561
NGN	3,536,359,000	22.60%, due 1/29/2035	3,165,285
		Nigeria Government International Bonds
	$460,000	8.38%, due 3/24/2029	484,525 (j)
	2,380,000	7.70%, due 2/23/2038	2,424,254 (d)
		Nigeria OMO Bills
NGN	775,000,000	18.98%, due 9/22/2026	552,048 (b)
NGN	1,000,000,000	19.68%, due 12/8/2026	684,707 (b)
	9,940,000	Oman Government International Bonds, 6.00%, due 8/1/2029	10,154,062 (d)
		Panama Government International Bonds
	100,000	8.88%, due 9/30/2027	104,160
	1,675,000	2.25%, due 9/29/2032	1,379,362
	970,000	5.23%, due 2/23/2034	935,565
	4,985,000	6.40%, due 2/14/2035	5,144,520
	5,740,000	5.66%, due 2/23/2038	5,556,320
		Paraguay Government International Bonds
	200,000	4.95%, due 4/28/2031	197,800 (d)
PYG	11,453,000,000	8.50%, due 3/4/2035	1,865,311 (j)
PYG	5,312,000,000	8.50%, due 4/4/2038	848,463 (j)
	1,655,000	5.40%, due 3/30/2050	1,446,470 (d)
		Peru Government Bonds
PEN	20,854,000	6.15%, due 8/12/2032	6,658,356
PEN	942,000	5.40%, due 8/12/2034	270,144
PEN	11,653,000	Peruvian Government International Bonds, 6.90%, due 8/12/2037	3,508,452 (j)
		Portugal Obrigacoes do Tesouro OT
EUR	82,000	1.95%, due 6/15/2029	92,208 (j)
EUR	480,000	1.65%, due 7/16/2032	509,151 (j)
EUR	127,000	2.88%, due 10/14/2033	142,504 (j)
EUR	31,000	3.63%, due 6/12/2054	32,524 (j)
		Province of Alberta
CAD	30,675,000	3.05%, due 12/1/2048	16,584,434
CAD	8,505,000	3.10%, due 6/1/2050	4,590,461
		Province of British Columbia
EUR	200,000	3.63%, due 5/29/2036	229,079 (j)
CAD	29,865,000	4.60%, due 6/18/2057	20,373,007
		Province of Ontario
CAD	21,210,000	3.60%, due 6/2/2035	14,734,508
	$1,335,000	4.85%, due 5/29/2036	1,322,846
CAD	21,210,000	3.90%, due 6/2/2036	14,929,232
CAD	10,210,000	2.90%, due 6/2/2049	5,360,532
CAD	21,240,000	2.65%, due 12/2/2050	10,492,501
CAD	11,910,000	1.90%, due 12/2/2051	4,909,875
CAD	8,340,000	4.15%, due 12/2/2054	5,342,217
CAD	14,685,000	4.60%, due 12/2/2055	10,149,971
	$665,000	Province of Quebec, 4.63%, due 6/3/2036	646,465
	97,834	Provincia de Buenos Aires Government Bonds, 6.63%, due 9/1/2037	81,036 (j)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Qatar Government International Bonds
	$7,825,000	4.88%, due 2/27/2035	$7,744,479 (d)
	1,270,000	4.40%, due 4/16/2050	1,025,972 (d)
		Region Wallonne Belgium
EUR	700,000	3.00%, due 12/6/2030	792,995 (j)
EUR	200,000	3.13%, due 6/22/2032	223,953 (j)
		Republic of Ghana Government Bonds
GHS	8,261,083	8.65%, due 2/13/2029	650,706
GHS	3,250,000	9.40%, due 2/7/2034	201,353
		Republic of Kenya Infrastructure Bonds
KES	575,000,000	12.50%, due 1/10/2033	4,564,024
KES	300,000,000	14.40%, due 2/20/2040	2,577,374
KES	460,000,000	12.97%, due 1/28/2041	3,638,961
		Republic of Poland Government Bonds
PLN	3,026,000	4.75%, due 7/25/2029	812,579
PLN	5,058,000	4.50%, due 1/25/2031	1,323,199
PLN	14,657,000	6.00%, due 10/25/2033	4,043,229
PLN	12,235,000	5.00%, due 10/25/2034	3,147,993
		Republic of Poland Government International Bonds
	$95,000	4.63%, due 3/18/2029	95,161
EUR	120,000	3.88%, due 10/22/2039	132,848 (j)
		Republic of South Africa Government Bonds
ZAR	16,848,086	8.00%, due 1/31/2030	1,021,608
ZAR	26,204,993	8.25%, due 3/31/2032	1,584,329
ZAR	35,638,725	8.88%, due 2/28/2035	2,192,079
ZAR	9,479,631	8.50%, due 1/31/2037	558,122
ZAR	14,525,855	8.75%, due 1/31/2044	836,128
		Republic of South Africa Government International Bonds
	$7,180,000	7.10%, due 11/19/2036	7,523,914 (d)
	2,840,000	6.13%, due 12/11/2037	2,714,933 (d)
	1,680,000	5.65%, due 9/27/2047	1,369,971
	2,460,000	5.75%, due 9/30/2049	1,996,669
	800,000	7.30%, due 4/20/2052	775,539
		Republic of Uganda Government Bonds
UGX	9,338,800,000	14.25%, due 8/23/2029	2,594,271
UGX	1,000,000,000	15.50%, due 8/1/2030	284,904
UGX	9,167,900,000	16.25%, due 11/8/2035	2,556,869
UGX	7,264,700,000	15.80%, due 6/23/2039	1,945,435
		Republic of Uzbekistan International Bonds
UZS	9,000,000,000	16.25%, due 10/12/2026	761,828 (j)
UZS	10,070,000,000	12.25%, due 4/13/2029	854,190 (j)
		Romania Government Bonds
RON	7,860,000	4.85%, due 7/25/2029	1,646,031
RON	7,500,000	6.70%, due 2/25/2032	1,637,429
RON	18,715,000	8.25%, due 9/29/2032	4,395,801
RON	9,750,000	7.10%, due 7/31/2034	2,173,777
RON	395,000	4.75%, due 10/11/2034	75,644
		Romania Government International Bonds
EUR	50,000	2.88%, due 5/26/2028	56,970 (j)
	$390,000	5.88%, due 1/30/2029	392,287 (j)
	1,530,000	5.75%, due 9/16/2030	1,529,595 (d)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
	$428,000	5.75%, due 9/16/2030	$427,677 (j)
	3,210,000	3.00%, due 2/14/2031	2,851,001 (j)
EUR	210,000	5.38%, due 3/22/2031	248,434 (j)
EUR	384,000	5.88%, due 7/11/2032	457,614 (j)
	$80,000	7.13%, due 1/17/2033	83,860 (j)
EUR	55,000	2.00%, due 4/14/2033	51,386 (j)
EUR	86,000	6.38%, due 9/18/2033	104,225 (j)
	$1,590,000	6.00%, due 5/25/2034	1,555,411 (d)
EUR	75,000	6.25%, due 9/10/2034	90,100 (j)
	$1,310,000	5.75%, due 3/24/2035	1,250,571 (d)
	2,450,000	6.63%, due 5/16/2036	2,464,404 (d)
	5,520,000	5.75%, due 7/4/2036	5,201,108 (d)
EUR	90,000	6.13%, due 10/7/2037	103,521 (j)
EUR	255,000	6.75%, due 7/11/2039	303,921 (j)
		Saudi Government International Bonds
	$200,000	4.13%, due 1/12/2029	196,415 (d)
	9,490,000	5.63%, due 1/13/2035	9,615,921 (d)
	3,995,000	3.25%, due 11/17/2051	2,447,119 (d)
	1,095,000	3.75%, due 1/21/2055	715,172 (d)
	6,685,000	Serbia International Bonds, 6.00%, due 6/12/2034	6,689,937 (d)
EUR	100,000	SFIL SA, 3.00%, due 5/23/2031	112,857 (j)
		Slovakia Government Bonds
EUR	275,000	3.63%, due 11/4/2037	306,612 (j)
EUR	123,000	3.75%, due 2/27/2040	135,963 (j)
EUR	101,000	4.13%, due 2/19/2046	112,105 (j)
EUR	148,000	Slovenia Government Bonds, 3.28%, due 3/12/2036	167,256 (j)
		Spain Government Bonds
EUR	910,000	1.45%, due 10/31/2027	1,032,569 (j)
EUR	157,000	3.55%, due 10/31/2033	183,056 (j)
EUR	130,000	3.25%, due 4/30/2034	148,166 (j)
EUR	42,000	3.20%, due 10/31/2035	47,067 (j)
EUR	100,000	3.40%, due 10/31/2036	112,875 (j)
EUR	66,000	0.85%, due 7/30/2037	56,572 (j)
EUR	13,000	0.85%, due 7/30/2037	11,143 (j)
EUR	29,000	1.00%, due 7/30/2042	21,710 (j)
EUR	211,000	4.00%, due 10/31/2054	232,315 (j)
EUR	62,000	3.95%, due 10/31/2056	67,019 (j)
		Spain Government Bonds, Inflation-Linked
EUR	185,610	1.00%, due 11/30/2030	214,861 (c)(j)
EUR	194,182	0.70%, due 11/30/2033	214,702 (c)(j)
		Sri Lanka Government Bonds
LKR	800,000,000	9.50%, due 3/1/2030	2,255,274
LKR	800,000,000	11.00%, due 10/15/2030	2,337,673
LKR	1,670,000,000	10.75%, due 6/15/2034	4,621,664
LKR	360,000,000	11.50%, due 3/15/2035	1,029,676
LKR	70,000,000	10.75%, due 7/1/2037	184,777
		Sri Lanka Government International Bonds
	$33,223	4.00%, due 4/15/2028	31,915 (d)
	52,002	3.10%, due 1/15/2030	52,776 (d)(n)
	196,125	3.10%, due 1/15/2030	199,042 (j)(n)
	102,001	3.35%, due 3/15/2033	96,770 (d)(n)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)			Value
Foreign Government Securities – cont'd
	$100,000	3.35%, due 3/15/2033	$94,872 (j)(n)
	68,874	3.60%, due 6/15/2035	56,593 (d)(n)
	47,800	3.60%, due 5/15/2036	47,817 (d)(n)
	95,641	3.60%, due 2/15/2038	96,215 (d)(n)
State of North Rhine-Westphalia
EUR	224,000	0.13%, due 6/4/2031	223,206 (j)
EUR	25,000	3.80%, due 1/14/2056	28,103 (j)
	$1,880,000	Trinidad & Tobago Government International Bonds, 6.20%, due 7/16/2038	1,837,700 (d)
TRY	319,976,846	Turkiye Government Bonds, 26.20%, due 10/5/2033	5,482,945
Turkiye Government International Bonds
	$200,000	9.38%, due 3/14/2029	215,201
	1,395,000	7.13%, due 2/12/2032	1,401,820
	2,750,000	5.75%, due 5/11/2047	2,132,712
Turkiye Ihracat Kredi Bankasi AS
	200,000	9.00%, due 1/28/2027	203,276 (d)
	200,000	6.13%, due 5/2/2029	197,009 (d)
	259,000	6.38%, due 10/3/2030	252,042 (d)
	200,000	6.38%, due 1/15/2031	193,781 (d)
Ukraine Government International Bonds
	39,872	4.50%, due 2/1/2029	33,918 (j)(n)
	104,581	0.00%, due 2/1/2030	76,433 (d)(n)
	390,805	0.00%, due 2/1/2034	221,526 (d)(n)
	20,347	0.00%, due 2/1/2034	11,515 (j)(n)
	287,180	4.50%, due 2/1/2034	199,828 (d)(n)
	34,888	4.50%, due 2/1/2034	24,240 (j)(n)
	330,258	0.00%, due 2/1/2035	196,869 (d)(n)
	17,194	0.00%, due 2/1/2035	10,232 (j)(n)
	2,045,088	4.50%, due 2/1/2035	1,405,731 (d)(n)
	24,920	4.50%, due 2/1/2035	17,102 (j)(n)
	275,215	0.00%, due 2/1/2036	164,436 (d)(n)
	14,329	0.00%, due 2/1/2036	8,546 (j)(n)
	957,269	4.50%, due 2/1/2036	650,205 (d)(n)
GBP	137,657	United Kingdom Gilt, 4.00%, due 10/22/2063	136,165 (j)
	$3,500,000	Uruguay Government International Bonds, 5.10%, due 6/18/2050	3,088,750
Uzbekneftegaz JSC
	400,000	4.75%, due 11/16/2028	384,723 (j)
	200,000	8.75%, due 5/7/2030	213,016 (j)
	12,875,000	Venezuela Government International Bonds, 7.75%, due 10/13/2019	5,909,229 (j)(r)
EUR	6,000,000	Xunta de Galicia, 3.30%, due 4/30/2031	6,938,663 (j)
ZMW	15,128,000	Zambia Government Bonds, 13.00%, due 1/25/2031	753,717
Total Foreign Government Securities (Cost $674,984,585)			665,609,863

Convertible Bonds 0.0%‡
Real Estate 0.0%‡
	$482,023	Country Garden Holdings Co. Ltd., 0.00%, due 12/31/2034 (Cost $11,333)	12,050 (j)

Municipal Notes 0.5%
California 0.1%
	1,025,324	Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds), Series 2010-S1, 7.04%, due 4/1/2050	1,126,811
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

California – cont'd
$1,370,000	California State General Obligation (Build America Bonds), Series 2010, 7.63%, due 3/1/2040	$1,572,669
2,055,000	California State University Revenue Refunding, Series 2020-B, 2.98%, due 11/1/2051	1,317,541
2,120,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Series 2019-A, (AG), 3.92%, due 1/15/2053	1,571,806
1,105,000	Los Angeles Community College District General Obligation (Build America Bonds), Series 2010, 6.75%, due 8/1/2049	1,162,761
1,260,000	Santa Clara Valley Water District Revenue Refunding, Series 2025-B, 5.38%, due 6/1/2043	1,227,442
1,710,000	University of California Regents Medical Center Pooled Revenue, Series 2020-N, 3.01%, due 5/15/2050	1,071,304
		9,050,334
Hawaii 0.0%‡
1,100,000	Hawaii General Obligation, Series 2021-GD, 2.83%, due 10/1/2039	840,102
Illinois 0.0%‡
950,000	Illinois Housing Development Authority Revenue Refunding, Series 2026-F, (FHLMC), (FNMA), (GNMA), 5.00%, due 4/1/2034	937,359
Massachusetts 0.0%‡
1,060,000	Massachusetts State Education Financing Authority Revenue Refunding, Series 2018-A, 4.08%, due 7/1/2027	1,055,930
Michigan 0.0%‡
1,770,000	Michigan Finance Authority Hospital Revenue Refunding (Trinity Health Credit Group), Series 2019-T, 3.38%, due 12/1/2040	1,442,729
Nevada 0.0%‡
2,055,000	Clark County Nevada General Obligation (Las Vegas Convention & Visitors Authority), Series 2019-D, 3.23%, due 7/1/2044	1,512,638
New Jersey 0.0%‡
695,000	Atlantic City General Obligation Refunding, Series 2018-A, (ST AID WITHHLDG), 4.29%, due 9/1/2026	694,935
545,000	New Jersey State Housing & Mortgage Finance Agency Revenue Refunding (Single Family Housing), Series 2018-B, 3.80%, due 10/1/2032	528,409
700,000	New Jersey Turnpike Authority Revenue (Build America Bonds), Series 2010-A, 7.10%, due 1/1/2041	780,980
		2,004,324
New York 0.1%
2,000,000	New York General Obligation, Series 2025-E-1, 5.56%, due 10/1/2045	1,919,468
2,740,000	New York State Dormitory Authority Revenue Non State Supported Debt Refunding (New York University), Series 2020-B, 2.69%, due 7/1/2040	2,050,920
		3,970,388
Ohio 0.1%
2,055,000	Highland Local School District General Obligation Refunding, Series 2020, 3.19%, due 12/1/2049	1,418,232
	JobsOhio Beverage System Revenue Refunding
2,020,000	Series 2020-A, 2.83%, due 1/1/2038	1,663,398
35,000	Series 2020-A, 2.83%, due 1/1/2038	28,574
2,230,000	Ohio State Turnpike Commission Junior Lien Revenue Refunding (Infrastructure Project), Series 2020-A, 3.22%, due 2/15/2048	1,560,200
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Principal Amount(a)		Value

Ohio – cont'd
$2,055,000	Ohio University General Receipt Athens Revenue Refunding, Series 2020, 2.91%, due 12/1/2043	$1,467,204
		6,137,608
Pennsylvania 0.1%
2,055,000	Commonwealth Financing Authority Revenue Refunding, Series 2020-C, 3.53%, due 6/1/2042	1,661,568
750,000	Pennsylvania Turnpike Commission Revenue Refunding (Motor License Fund), Series 2020, 3.25%, due 12/1/2043	566,485
600,000	Redevelopment Authority of the City of Philadelphia Revenue, Series 2026-A, 5.57%, due 11/1/2045	575,975
		2,804,028
Texas 0.1%
2,125,000	Central Texas Turnpike System First Tier Revenue Refunding, Series 2020-C, 3.03%, due 8/15/2041	1,622,198
1,710,000	Dallas Area Rapid Transit Sales Tax Revenue Refunding, Series 2020-C, 2.82%, due 12/1/2042	1,255,105
2,055,000	Grand Parkway Transportation Corp. System Subordinated Tier Toll Revenue Refunding, Series 2020-B, 3.24%, due 10/1/2052	1,339,205
2,000,000	San Antonio Electric & Gas Systems Revenue Refunding, Series 2025-A, 5.57%, due 2/1/2050	1,908,228
1,500,000	Texas General Obligation, Series 2025-F, 5.49%, due 2/1/2056	1,475,354
1,410,000	Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Refunding (North Tarrant Express Managed Lanes Project), Series 2019-B, 3.92%, due 12/31/2049	1,083,358
		8,683,448
Utah 0.0%‡
2,055,000	Utah State Transit Authority Sales Tax Revenue Refunding, Series 2020, 2.77%, due 12/15/2038	1,597,397
Total Municipal Notes (Cost $51,077,240)		40,036,285
Number of Shares

Closed-End Funds 0.0%‡
Investment Companies 0.0%‡
48,204	Neuberger Berman Global Monthly Income Fund Ltd. (Cost $163,714)	4,976 #(p)(s)
Exchange-Traded Funds 3.5%
194,030	iShares Broad USD High Yield Corporate Bond ETF	7,136,423
195,792	iShares iBoxx USD High Yield Corporate Bond ETF	15,561,548
374,019	iShares iBoxx USD Investment Grade Corporate Bond ETF	39,739,519
284,986	iShares JP Morgan USD Emerging Markets Bond ETF	26,976,775
189,000	Neuberger Flexible Credit Income ETF	9,473,436 (s)
1,408,040	State Street SPDR Bloomberg Short Term High Yield Bond ETF	34,989,794
1,966,259	State Street SPDR Portfolio High Yield Bond ETF	45,754,847
4,155,557	VanEck J. P. Morgan EM Local Currency Bond ETF	105,842,037
Total Exchange-Traded Funds (Cost $285,742,827)		285,474,379
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Number of Shares		Value

Preferred Stocks 0.0%‡
Oil, Gas & Consumable Fuels 0.0%‡
42,000	Genesis Energy, LP Class A(t)(Cost$1,497,300)	$1,438,500 *(p)(u)

Short-Term Investments 2.0%
Investment Companies 2.0%
162,351,212	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.68%(v) (Cost $162,351,212)	162,351,212
Total Investments 112.4% (Cost $9,355,160,445)		9,213,209,306
Liabilities Less Other Assets (12.4)%		(1,019,855,252)(w)
Net Assets 100.0%		$8,193,354,054

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Rate shown was the discount rate at the date of purchase.
(c)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale.
At July 31, 2026, these securities amounted to $3,332,612,413, which represents 40.7% of net assets of the Fund.

(e)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
July 31, 2026.

(f)	Variable or floating rate security. The interest rate shown was the current rate as of July 31, 2026 and changes periodically.
(g)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities (excluding forward sales contracts, if any) at July 31, 2026 amounted to
$1,242,741,034, which represents 15.2% of net assets of the Fund.

(i)	When-issued security. Total value of all such securities at July 31, 2026 amounted to $8,395,263, which represents 0.1% of net assets of the Fund.
(j)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale.
Total value of all such securities at July 31, 2026 amounted to $658,097,011, which represents 8.0% of net assets of the Fund.

(k)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
(l)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(m)	Payment-in-kind (PIK) security.
(n)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of July 31, 2026.

(o)	All or a portion of this security was purchased on a delayed delivery basis.
(p)	Value determined using significant unobservable inputs.
(q)	All or a portion of this security had not settled as of July 31, 2026 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(r)	Defaulted security.
(s)	Affiliated company as defined under the Investment Company Act of 1940, as amended (See Note § below).
(t)	Security represented in Units.
(u)
Security fair valued as of July 31, 2026 in accordance with procedures approved by the valuation designee. Total value of all such securities at July 31, 2026 amounted to $1,438,500, which represents
0.0% of net assets of the Fund.

(v)	Represents 7-day effective yield as of July 31, 2026.
(w)	Includes the impact of the Fund’s open positions in derivatives at July 31, 2026.
#  This security is subject to restrictions on resale. Total value of all such securities at July 31, 2026 amounted to $4,976, which represents 0.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 7/31/2026	Fair Value Percentage of Net Assets as of 7/31/2026
Neuberger Berman Global Monthly Income Fund Ltd.	4/27/2021-6/24/2021	$163,714	$4,976	0.0%
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$6,887,026,972	84.1%
Canada	267,771,296	3.3%
Cayman Islands	262,482,817	3.2%
France	200,115,547	2.4%
United Kingdom	167,442,243	2.0%
Germany	97,807,234	1.2%
Mexico	93,597,585	1.1%
Spain	80,102,265	1.0%
Ireland	60,282,715	0.7%
Netherlands	51,662,186	0.6%
Brazil	46,414,203	0.6%
Italy	44,877,868	0.5%
Luxembourg	39,986,610	0.5%
Saudi Arabia	38,158,758	0.5%
United Arab Emirates	36,454,236	0.4%
Cote D'Ivoire	33,342,319	0.4%
Jersey	31,452,529	0.4%
Switzerland	30,279,867	0.4%
Egypt	28,185,531	0.3%
Morocco	28,183,535	0.3%
Argentina	27,166,479	0.3%
Romania	27,100,767	0.3%
Dominican Republic	25,639,823	0.3%
Chile	23,226,015	0.3%
South Africa	21,219,969	0.3%
Qatar	18,754,787	0.2%
Costa Rica	17,152,544	0.2%
Sweden	16,691,853	0.2%
Australia	14,915,234	0.2%
Belgium	14,008,729	0.2%
Nigeria	13,572,757	0.2%
Colombia	13,411,510	0.2%
Turkey	13,386,404	0.2%
Israel	13,306,272	0.2%
Panama	13,119,927	0.2%
Bermuda	12,983,601	0.2%
Kazakhstan	12,374,317	0.2%
Portugal	11,728,614	0.1%
Sri Lanka	11,105,064	0.1%
Peru	11,089,462	0.1%
Poland	10,819,245	0.1%
Kenya	10,780,359	0.1%
Japan	10,756,638	0.1%
Oman	10,154,062	0.1%
Angola	10,089,241	0.1%
Finland	9,594,774	0.1%
Ecuador	8,557,395	0.1%
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
POSITIONS BY COUNTRY (cont’d)
Country	Investments at Value	Percentage of Net Assets
Ghana	$7,954,675	0.1%
Czech Republic	7,415,915	0.1%
Hungary	7,388,733	0.1%
Uganda	7,381,479	0.1%
Denmark	7,217,697	0.1%
Bahrain	6,928,422	0.1%
Serbia	6,689,937	0.1%
Republic of Cameroon	6,596,435	0.1%
Guatemala	6,237,935	0.1%
Venezuela	5,909,229	0.1%
Slovenia	5,175,611	0.1%
Ukraine	5,118,100	0.1%
Paraguay	4,358,044	0.1%
Austria	4,327,670	0.1%
Indonesia	4,108,258	0.1%
Kuwait	4,017,860	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	25,699,936	0.0%
Short-Term Investments and Other Liabilities—Net	(857,504,040)	(10.4)%
	$8,193,354,054	100.0%
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At July 31, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2026	2,287	Canadian Bond, 5 Year	$182,588,037	$(1,418,572)
9/2026	32	Euro-Bobl	4,200,786	(43,134)
9/2026	1,249	Euro-BTP	167,389,822	(2,874,419)
9/2026	46	Euro-Bund	6,596,663	(48,647)
9/2026	8	Euro-Buxl	976,211	(31,015)
9/2026	319	Euro-Schatz	38,792,127	4,377
9/2026	95	Long Gilt	11,073,861	(97,607)
9/2026	25	Short Euro-BTP	3,065,793	(15,541)
9/2026	38	U.S. Treasury Long Bond	4,115,875	(48,786)
9/2026	1,026	U.S. Treasury Note, 10 Year	110,808,000	(781,581)
9/2026	5,425	U.S. Treasury Note, 2 Year	1,115,430,865	(2,777,292)
9/2026	16,225	U.S. Treasury Note, 5 Year	1,719,469,735	(15,167,180)
9/2026	116	U.S. Treasury Note, Ultra 10 Year	12,725,562	(203,720)
3/2027	3,504	SOFR, 3 Months	840,259,200	(5,075,585)
Total Long Positions			$4,217,492,537	$(28,578,702)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
9/2026	151	Euro-Bobl	$(19,822,461)	$166,797
9/2026	15	Euro-Bund	(2,151,086)	33,095
9/2026	102	Long Gilt	(11,889,829)	106,218
9/2026	525	U.S. Treasury Long Bond	(56,864,063)	508,847
9/2026	35	U.S. Treasury Note, 10 Year	(3,780,000)	19,379
9/2026	1,915	U.S. Treasury Note, Ultra 10 Year	(210,081,484)	2,071,922
9/2026	4,366	U.S. Treasury Ultra Bond	(478,895,625)	18,982,842
Total Short Positions			$(783,484,548)	$21,889,100
Total Futures				$(6,689,602)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Forward foreign currency contracts ("forward FX contracts")
At July 31, 2026, open forward FX contracts for the Fund were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
BRL	10,597,854	USD	2,066,396	CITI	8/28/2026	$11,264
BRL	1,838,541	USD	349,802	CITI	8/28/2026	10,635
BRL	3,486,555	USD	679,134	CITI	8/28/2026	4,389
BRL	1,718,750	USD	332,242	GSI	8/28/2026	4,711
BRL	1,775,922	USD	341,243	JPM	8/28/2026	6,918
BRL	20,010,000	USD	3,780,593	CITI	10/15/2026	103,323
CLP	370,314,969	USD	398,145	JPM	9/16/2026	277
COP	4,273,890,902	USD	1,165,886	CITI	9/16/2026	175,392
CZK	1,108,439	EUR	45,607	JPM	9/16/2026	114
DKK	6,278,370	USD	965,576	GSI	10/15/2026	6,584
EUR	1,506,730	HUF	539,652,552	JPM	10/1/2026	40,066
EUR	278,375	HUF	99,928,721	JPM	10/1/2026	6,691
EUR	244,827	HUF	87,630,494	JPM	10/1/2026	6,691
EUR	226,307	HUF	81,830,010	JPM	10/1/2026	3,573
EUR	1,517,423	USD	1,743,307	SCB	8/4/2026	6,509
EUR	3,854,308	USD	4,390,421	CITI	8/5/2026	54,348
EUR	1,487,186	USD	1,696,661	CITI	8/5/2026	18,355
EUR	436,720	USD	501,261	CITI	8/5/2026	2,362
EUR	435,972	USD	498,809	GSI	8/5/2026	3,951
EUR	630,394	USD	722,569	JPM	8/5/2026	4,399
EUR	186,416	USD	212,802	JPM	8/5/2026	2,172
EUR	186,457	USD	213,374	JPM	8/5/2026	1,647
EUR	126,400	USD	144,359	JPM	8/5/2026	1,405
EUR	250,698	USD	289,044	GSI	9/3/2026	393
EUR	188,478	USD	215,128	JPM	9/3/2026	2,474
EUR	7,403,437	USD	8,501,011	GSI	10/15/2026	60,534
EUR	2,645,517	USD	3,037,712	GSI	10/15/2026	21,639
EUR	1,212,535	USD	1,392,296	GSI	10/15/2026	9,914
GBP	2,065,395	USD	2,761,567	GSI	10/15/2026	22,059
GBP	720,245	USD	965,089	GSI	10/15/2026	5,618
USD	8,336,818	HUF	2,592,066,385	JPM	10/15/2026	168,473
INR	103,225,590	USD	1,073,105	CITI	10/14/2026	1,837
INR	171,884,665	USD	1,781,511	JPM	10/30/2026	5,634
JPY	6,602,980	USD	41,106	DB	10/15/2026	632
KRW	1,106,199,909	USD	712,806	GSI	8/3/2026	63,094
KRW	2,308,178,516	USD	1,601,678	MS	8/3/2026	17,301
KRW	1,201,978,607	USD	778,161	SCB	8/3/2026	64,919
KRW	645,745,436	USD	431,929	CITI	8/18/2026	15,449
KRW	968,525,521	USD	648,576	SCB	8/18/2026	22,426
KRW	365,572,241	USD	246,349	SCB	8/18/2026	6,922
KRW	2,308,178,516	USD	1,573,354	MS	8/27/2026	26,141
KRW	385,737,538	USD	263,039	GSI	9/16/2026	4,382
KRW	18,450,000,000	USD	12,071,210	GSI	10/15/2026	727,428
USD	1,102,886	KRW	1,578,714,514	SCB	8/18/2026	9,139
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
KZT	744,296,355	USD	1,450,729	JPM	11/10/2026	$66,414
MAD	9,956,589	USD	1,054,511	BNP	10/9/2026	16,792
MAD	3,675,081	USD	388,823	BNP	10/9/2026	6,606
MAD	40,017,657	USD	4,299,380	CITI	10/9/2026	6,416
MXN	141,546	USD	7,981	GSI	11/12/2026	125
NGN	1,207,910,800	USD	857,587	DB	9/30/2026	7,792
NGN	681,024,956	USD	481,405	SCB	9/30/2026	6,499
NZD	10,990,000	USD	6,273,932	JPM	10/15/2026	213,203
PKR	267,518,105	USD	952,361	CITI	9/30/2026	668
PLN	5,741,307	EUR	1,316,489	CITI	11/12/2026	12,869
PLN	5,741,307	EUR	1,317,830	GSI	11/12/2026	11,316
PLN	671,707	EUR	155,182	JPM	11/12/2026	164
RON	2,739,914	EUR	520,867	CITI	8/11/2026	887
RON	12,025,300	EUR	2,272,827	JPM	8/11/2026	19,145
THB	24,722	USD	743	GSI	9/16/2026	—
USD	644,654	THB	21,448,146	CITI	9/16/2026	168
USD	868,505	THB	28,435,717	HSBC	9/16/2026	14,053
USD	868,195	THB	28,435,717	HSBC	9/16/2026	13,742
TRY	94,355,446	USD	1,764,808	BCB	11/9/2026	65,016
TRY	15,820,501	USD	295,315	BCB	11/9/2026	11,490
UAH	52,761,282	USD	1,124,495	DB	12/9/2026	16,403
UAH	15,229,736	USD	322,938	DB	12/9/2026	6,387
USD	81,064	UZS	982,904,986	DB	10/26/2026	2,171
USD	849,015	UZS	10,311,282,964	JPM	10/26/2026	21,378
USD	438,407	UZS	5,388,022,287	GSI	2/12/2027	5,937
USD	601,025	UZS	7,392,603,433	GSI	2/16/2027	7,656
UZS	24,572,866,815	USD	1,918,257	CITI	10/26/2026	54,088
UZS	2,089,774,923	USD	164,097	DB	10/26/2026	3,639
UZS	5,388,022,287	USD	420,348	CITI	2/12/2027	12,122
UZS	5,388,022,288	USD	421,763	GSI	2/16/2027	10,707
VND	226,119,632,910	USD	8,469,403	CITI	9/16/2026	104,071
VND	66,585,637,578	USD	2,503,219	GSI	9/16/2026	21,418
VND	4,461,009,882	USD	168,499	SCB	9/16/2026	643
USD	148,651	ZAR	2,448,199	MS	9/16/2026	962
USD	5,951,942	ZAR	97,476,189	CITI	10/15/2026	84,944
Total unrealized appreciation						$2,558,075
ARS	190,203,648	USD	119,776	CITI	11/30/2026	(970)
ARS	1,056,642,498	USD	662,887	CITI	11/30/2026	(2,882)
USD	1,554,133	BRL	8,010,000	GSI	10/15/2026	(598)
USD	189,779,401	CAD	268,588,485	CITI	10/15/2026	(2,427,801)
CLP	128,729,342	USD	138,774	CITI	9/16/2026	(274)
CLP	2,491,121,496	USD	2,766,226	CITI	9/16/2026	(86,025)
CLP	7,017,000,000	USD	7,599,255	CITI	10/15/2026	(47,462)
USD	2,179,681	COP	7,621,473,647	GSI	9/16/2026	(212,171)
USD	173,444	COP	568,029,444	MS	9/16/2026	(4,821)
EGP	47,000,000	USD	909,135	CITI	12/17/2026	(38,788)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	1,250,952	CZK	30,463,076	CITI	9/16/2026	$(5,985)
EUR	1,251,686	CZK	30,463,077	JPM	9/16/2026	(5,138)
USD	1,733,093	EUR	1,517,423	SCB	8/4/2026	(16,723)
USD	6,138,042	EUR	5,383,812	BCB	8/5/2026	(70,544)
USD	179,278	EUR	156,585	CITI	8/5/2026	(1,295)
USD	284,892	EUR	249,445	CITI	8/5/2026	(2,767)
USD	570,313	EUR	501,204	CITI	8/5/2026	(7,673)
USD	269,498	EUR	236,162	JPM	8/5/2026	(2,842)
USD	359,735	EUR	315,442	JPM	8/5/2026	(4,031)
USD	571,164	EUR	501,203	JPM	8/5/2026	(6,821)
USD	1,745,311	EUR	1,517,423	SCB	9/2/2026	(6,518)
USD	4,395,838	EUR	3,854,308	CITI	9/3/2026	(54,045)
USD	5,795,785	EUR	5,050,407	DB	10/15/2026	(44,650)
USD	27,717,004	EUR	24,135,583	DB	10/15/2026	(194,071)
USD	402,046,734	EUR	350,202,723	GSI	10/15/2026	(2,937,665)
USD	58,307,680	EUR	50,773,095	JPM	10/15/2026	(407,772)
USD	12,173,874	GBP	9,100,393	CITI	10/15/2026	(91,138)
USD	18,328,068	GBP	13,701,371	CITI	10/15/2026	(137,891)
USD	33,952,103	GBP	25,344,260	DB	10/15/2026	(205,505)
HUF	271,632,290	EUR	748,456	CITI	10/1/2026	(8,665)
HUF	380,678,944	EUR	1,061,529	CITI	10/1/2026	(26,712)
HUF	62,961,059	EUR	172,681	GSI	10/1/2026	(1,081)
HUF	171,457,791	EUR	472,549	GSI	10/1/2026	(5,601)
HUF	171,457,791	EUR	473,065	GSI	10/1/2026	(6,197)
HUF	564,526,297	EUR	1,552,025	GSI	10/1/2026	(13,995)
HUF	183,426,279	EUR	503,113	JPM	10/1/2026	(3,192)
IDR	32,032,815,100	USD	1,783,034	CITI	9/16/2026	(13,504)
IDR	17,940,574,916	USD	995,079	SCB	9/16/2026	(4,020)
USD	2,739,484	IDR	50,130,371,892	HSBC	9/16/2026	(29,777)
INR	171,884,665	USD	1,804,222	MS	8/6/2026	(2,874)
USD	1,796,391	INR	171,884,665	JPM	8/6/2026	(4,957)
USD	75,238,811	JPY	12,083,966,269	JPM	10/15/2026	(1,144,897)
USD	767,608	KRW	1,106,199,909	GSI	8/3/2026	(8,291)
USD	1,572,995	KRW	2,308,178,516	MS	8/3/2026	(45,984)
USD	834,070	KRW	1,201,978,607	SCB	8/3/2026	(9,009)
USD	358,570	KRW	518,958,083	HSBC	8/18/2026	(969)
USD	4,082,554	KRW	6,150,000,000	CITI	10/15/2026	(183,659)
USD	4,158,918	KRW	6,150,000,000	GSI	10/15/2026	(107,295)
USD	4,130,982	KRW	6,150,000,000	GSI	10/15/2026	(135,230)
KZT	203,638,520	USD	415,589	CITI	11/10/2026	(501)
USD	228,845	KZT	117,022,065	CITI	11/10/2026	(9,688)
USD	615,489	KZT	308,821,377	GSI	11/10/2026	(14,000)
USD	563,379	KZT	285,633,127	GSI	11/10/2026	(18,844)
USD	755,867	KZT	379,256,052	JPM	11/10/2026	(17,193)
LKR	146,502,587	USD	437,452	JPM	8/10/2026	(1,189)
LKR	304,000,000	USD	911,271	JPM	8/10/2026	(6,005)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
MNT	8,800,000,000	USD	2,371,968	JPM	12/11/2026	$(52,356)
MNT	3,230,366,397	USD	881,891	CITI	12/22/2026	(7,283)
USD	6,094,800	MXN	107,194,219	GSI	10/15/2026	(57,443)
USD	3,742,818	MXN	65,600,000	TD	10/15/2026	(22,190)
USD	380,517	NGN	535,768,546	JPM	9/30/2026	(3,321)
USD	1,262,272	NGN	1,800,000,000	SCB	9/30/2026	(27,295)
USD	219,845	PEN	750,331	CITI	9/9/2026	(644)
USD	1,789,349	SGD	2,295,055	HSBC	10/14/2026	(9,357)
THB	56,871,434	USD	1,736,182	HSBC	9/16/2026	(27,278)
USD	1,766,745	THB	58,806,106	GSI	9/16/2026	(294)
TRY	13,512,606	USD	262,160	HSBC	11/9/2026	(111)
USD	402,806	TRY	21,568,040	BCB	11/9/2026	(15,460)
USD	168,494	TRY	8,709,252	CITI	11/9/2026	(403)
USD	492,165	UZS	6,255,422,787	DB	10/26/2026	(9,927)
USD	720,398	UZS	9,113,031,001	JPM	10/26/2026	(11,061)
UZS	8,799,734,130	USD	713,974	DB	2/16/2027	(7,663)
Total unrealized depreciation						$(9,100,281)
Total net unrealized depreciation						$(6,542,206)
Bond forward contracts ("bond forwards")
At July 31, 2026, bond forwards for the Fund were as follows:
Counterparty	Reference Entity	Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.25%, due 4/15/2028	$4,000,000	8/28/2026	$(33,367)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.88%, due 1/15/2029	7,500,000	8/28/2026	(36,811)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.63%, due 10/15/2029	4,750,000	8/28/2026	(49,128)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/2031	9,500,000	8/28/2026	(43,834)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.13%, due 1/15/2033	4,750,000	8/28/2026	(30,696)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.75%, due 1/15/2034	6,000,000	8/28/2026	(46,430)
GSI	U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 1/15/2035	4,500,000	8/28/2026	(38,380)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.88%, due 1/15/2036	4,100,000	8/28/2026	(36,485)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/2042	2,000,000	8/28/2026	(13,548)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/2045	1,150,000	8/28/2026	(7,171)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.00%, due 2/15/2048	2,000,000	8/28/2026	(13,242)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.50%, due 2/15/2053	3,700,000	8/28/2026	(24,373)
Total net unrealized depreciation				$(373,465)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Credit default swap contracts ("credit default swaps")
At July 31, 2026, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX Emerging Markets Index, Ser. 45.V1	USD	30,000,000	1.00%	3M	6/20/2031	$583,353	$(573)	$(33,333)	$549,447
ICE CC	iTraxx Europe Ser. 45.V1	EUR	1,030,000	1.00%	3M	6/20/2031	20,261	(26,071)	(1,320)	(7,130)
Total							$603,614	$(26,644)	$(34,653)	$542,317

Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX North America High Yield Index, Ser. 46.V3	USD	301,847,040	5.00%	3M	6/20/2031	$23,461,847	$(624,100)	$1,676,928	$24,514,675
ICE CC	iTraxx Europe Ser. 45.V1	EUR	267,385,000	5.00%	3M	6/20/2031	$31,168,465	(453,677)	1,712,972	32,427,760
Total							$54,630,312	$(1,077,777)	$3,389,900	$56,942,435

Interest rate swap contracts ("interest rate swaps")
At July 31, 2026, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	BRL	133,875,000	Pay	1D CETIP	13.25%	T/T	1/2/2031	$(1,088,931)	$(121,219)	$(1,210,150)
CME	BRL	173,205,000	Pay	1D CETIP	13.45%	T/T	1/2/2031	(1,238,845)	(465,321)	(1,704,166)
LCH	EUR	520,000	Pay	€STR	2.15%	1Y/1Y	4/2/2030	(12,664)	234	(12,430)
LCH	EUR	206,577	Receive	6M EURIBOR	0.05%	6M/1Y	4/13/2031	31,381	1,736	33,117
LCH	EUR	404,461	Pay	6M EURIBOR	2.22%	6M/1Y	8/30/2032	(22,621)	5,235	(17,386)
LCH	EUR	117,250	Pay	€STR	2.46%	1Y/1Y	4/2/2035	(4,944)	195	(4,749)
LCH	EUR	222,322	Receive	€STR	2.89%	1Y/1Y	11/18/2055	15,646	(1,640)	14,006
LCH	EUR	481,020	Receive	6M EURIBOR	3.05%	6M/1Y	11/26/2055	29,353	(8,831)	20,522
Total								$(2,291,625)	$(589,611)	$(2,881,236)
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
Inflation swap contracts ("inflation swaps")
At July 31, 2026, the Fund had outstanding inflation swaps as follows:
Centrally cleared inflation swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	EUR	670,000	Receive	CPTFEMU	1.42%	T/T	4/15/2031	$221,416	$(68,019)	$153,397
LCH	USD	26,425,000	Pay	CPURNSA	2.58%	T/T	12/2/2026	(1,456,160)	1,144,264	(311,896)
LCH	USD	10,970,000	Receive	CPURNSA	2.47%	T/T	12/2/2029	618,647	(455,884)	162,763
Total								$(616,097)	$620,361	$4,264
Total return swap contracts ("total return swaps")
At July 31, 2026, the Fund had outstanding total return swaps as follows:
Over-the-counter total return swaps—Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	iShares iBoxx $ High Yield Corp. Bond ETF	USD	27,901,454	8/9/2026	3.51%	(0.15)%	SOFR	T/T	$(94,784)	$(59,251)	$(154,035)
GSI	iShares iBoxx $ High Yield Corp. Bond ETF	USD	73,000,631	8/20/2026	3.36%	(0.30)%	SOFR	T/T	(349,021)	(262,626)	(611,647)
GSI	iShares iBoxx $ High Yield Corp. Bond ETF	USD	91,007,541	9/15/2026	3.31%	(0.35)%	SOFR	T/T	(641,220)	37,813	(603,407)
JPM	iShares iBoxx $ High Yield Corp. Bond ETF	USD	24,843,064	9/22/2026	3.26%	(0.40)%	SOFR	T/T	(143,783)	27,851	(115,932)
Total									$(1,228,808)	$(256,213)	$(1,485,021)

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at July 31, 2026.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of July 31, 2026:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
U.S. Treasury Obligations	$—	$255,487,950	$—	$255,487,950
U.S. Government Agency Securities	—	2,482,382	—	2,482,382
Mortgage-Backed Securities#	—	3,538,560,736	—	3,538,560,736
Asset-Backed Securities#	—	984,025,574	—	984,025,574
Corporate Bonds#	—	3,226,460,791	—	3,226,460,791
Loan Assignments
Aerospace & Defense#	—	14,070,123	1,396,500	15,466,623
Other Loan Assignments	—	35,797,985	—	35,797,985
Total Loan Assignments	—	49,868,108	1,396,500	51,264,608
Foreign Government Securities	—	665,609,863	—	665,609,863
Convertible Bonds	—	12,050	—	12,050
Municipal Notes#	—	40,036,285	—	40,036,285
Investment Companies	—	—	4,976	4,976
Exchange-Traded Funds	285,474,379	—	—	285,474,379
Preferred Stocks#	—	—	1,438,500	1,438,500
Short-Term Investments	—	162,351,212	—	162,351,212
Total Investments	$285,474,379	$8,924,894,951	$2,839,976	$9,213,209,306

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 7/31/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 7/31/2026
Investments in Securities:
Loan Assignments(1)	$—	$—	$—	$—	$1,396	$—	$—	$—	$1,396	$—
Preferred Stocks(2)	1,470	—	—	(31)	—	—	—	—	1,439	(31)
Investment Companies(1)	5	—	1	10	—	(11)	—	—	5	10
Total	$1,475	$—	$1	$(21)	$1,396	$(11)	$—	$—	$2,840	$(21)
(1) At July 31, 2026, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

(2) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer.
See Notes to Schedule of Investments

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of July 31, 2026:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$21,893,477	$—	$—	$21,893,477
Liabilities	(28,583,079)	—	—	(28,583,079)
Forward FX Contracts@
Assets	—	2,558,075	—	2,558,075
Liabilities	—	(9,100,281)	—	(9,100,281)
Bond Forwards@
Liabilities	—	(373,465)	—	(373,465)
Swaps
Assets	—	57,875,687	—	57,875,687
Liabilities	—	(4,752,928)	—	(4,752,928)
Total	$(6,689,602)	$46,207,088	$—	$39,517,486

@	Futures, forward FX contracts and bond forwards are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

§   Investments in Affiliates(a):
	Value at October 31, 2025	Purchases	Sales/ Other Reductions	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons(b)	Shares Held at July 31, 2026	Value at July 31, 2026
Strategic Income
Neuberger Berman Global Monthly Income Fund Ltd.	$4,851	$—	$(10,788)	$10,286	$627	$—	48,204	$4,976
Neuberger Berman Short Duration Income ETF	32,252,532	—	(32,142,962)	(196,608)	87,038	488,206	—	—
Neuberger Flexible Credit Income ETF	—	9,565,574	—	(92,138)	—	150,406	189,000	9,473,436
Total for affiliates held as of 7/31/26(c)	$32,257,383	$9,565,574	$(32,153,750)	$(278,460)	$87,665	$638,612		$9,478,412

(a)	Affiliated persons, as defined in the Investment Company Act of 1940, as amended.
(b)	Distributions received include distributions from net investment income and net realized capital gains, if any, from other investment companies managed by NBIA.
(c)	At July 31, 2026, the value of investments in affiliates amounted to 0.12% of net assets of Fund.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

July 31, 2026
Notes to Schedule of Investments Neuberger Berman Income Funds (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Core Bond Fund ("Core Bond"), Neuberger Floating Rate Income Fund ("Floating Rate Income"), Neuberger High Income Bond Fund ("High Income"), Neuberger Municipal Intermediate Bond Fund ("Municipal Intermediate Bond") and Neuberger Strategic Income Fund ("Strategic Income") (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820. Prior to February 28, 2026, each Fund included "Neuberger Berman" in place of "Neuberger" in its name.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in common stocks, preferred stocks, closed-end funds and exchange-traded funds, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Neuberger Berman Income Funds (Unaudited)  (cont’d)
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
Distressed Debt. Inputs used to value distressed debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and Other Market Information. For distressed or defaulted securities, inputs may also include dealer quotes, recent trades, broker-dealer indications, comparable securities, and reference data such as market research publications, when available (Level 2 inputs). In the absence of sufficient observable market data, discounted cash flow models may be employed, incorporating assumptions regarding default probabilities, recovery rates, and restructuring or liquidation values (Level 3 inputs).
Private Placement Debt. Inputs used to value private placement debt securities include spreads derived from private placement new issues, secondary trades, public bond comparables, internal matrices, and qualitative factors. Adjustments are made for credit quality, maturity, structure, and liquidity premiums. For investment-grade private placements, observable market inputs such as Treasury curves and comparable credit spreads are primarily utilized (Level 2 inputs). Where significant unobservable inputs are applied -such as internal matrices or qualitative adjustments -valuations are classified as Level 3. Index-based proxies may also be used for daily indications of valuation. Adjustments based on observable indices, such as the Markit CDX North America Investment Grade Index, are considered Level 2 inputs, while proxies combined with significant unobservable assumptions are classified as Level 3.
The value of credit linked notes is determined by obtaining a valuation from a calculation agent and is primarily based on the underlying reference security (Level 2 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Neuberger Berman Income Funds (Unaudited)  (cont’d)
The value of bond forward contracts ("bond forwards") is determined by Management by obtaining valuations from independent pricing services using a model that considers the current price of the underlying bond and the forward curve (Level 2 inputs).
The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
The value of inflation swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying inflation rates including forward inflation expectation rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying forward inflation curve and reference rate (Level 2 inputs).
The value of forward foreign currency contracts ("forward FX contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
The value of total return swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Investments in non-exchange traded investment companies are valued using the respective fund's daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time, on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to evaluate the prices of foreign debt
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Neuberger Berman Income Funds (Unaudited)  (cont’d)
securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion.
As of July 31, 2026, the value of unfunded loan commitments was $5,962,728 for Floating Rate Income, pursuant to the following loan agreements:
Floating Rate Income
Borrower	Principal Amount	Value
Air Comm Corporation, LLC, Term Loan DD, (3 mo. USD Term SOFR + 1.00%), 1.00%, due 12/11/2031(a)	$63,000	$62,961
CohnReznick LLP, Term Loan DD, (3 mo. USD Term SOFR + 3.25%), 3.25%, due 3/31/2032(a)	40,023	39,156
Coreweave Financing DDTL V LLC, Term Loan DD, (1 mo. USD Term SOFR), due 9/30/2031(a)	3,280,000	3,284,100
Coreweave Financing DDTL V LLC, Term Loan DD, (1 mo. USD Term SOFR + 4.50%), 8.14%, due 11/17/2031(a)	1,200,877	1,197,875
Dwyer Instruments, Inc, Term Loan DD, (1 mo. USD Term SOFR), due 7/15/2033(a)	117,447	117,300
Fastener Distribution Holdings, LLC, Term Loan DD, (1 mo. USD Term SOFR), 7.23%, due 7/23/2033(a)	282,791	282,437
Hanger, Inc., Term Loan DD, (1 mo. USD Term SOFR + 3.50%), 3.50%, due 10/23/2023(a)	52,960	53,266
Kaman Corporation, Term Loan DD, (3 mo. USD Term SOFR ), due 2/26/2032(a)	145,898	145,769
Pinnacle Buyer LLC, Term Loan DD, (3 mo. USD Term SOFR + 2.50%), 2.50%, due 10/1/2032(a)	290,323	291,330
Pye-Barker Fire & Safety LLC, Term Loan DD, (3 mo. USD Term SOFR + 2.50%), 2.50%, due 12/16/2032(a)	220,844	221,579
Raven Acquisition Holdings LLC, Term Loan DD, (3 mo. USD Term SOFR + 3.00%), 3.00%, due 11/19/2031(a)	33,138	32,926
Salas O'Brien Inc, Term Loan DD, (3 mo. USD Term SOFR + 2.75%), 2.75%, due 1/31/2033(a)	101,429	101,555 (b)
Savor Acquisition, Inc., Term Loan DD, (3 mo. USD Term SOFR + 3.00%), 3.00%, due 2/19/2032(a)	131,897	132,474

(a)
Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of July 31, 2026.

(b)	Value determined using significant unobservable inputs.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Neuberger Berman Income Funds (Unaudited) (cont'd)
Legend

Clearinghouses:
CME	= CME Group, Inc.
ICE CC	= ICE Clear Credit LLC
LCH	= LCH Clearnet Limited
Counterparties:
BCB	= Barclays Bank PLC
BNP	= BNP Paribas SA
CITI	= Citibank, N.A.
DB	= Deutsche Bank AG
GSI	= Goldman Sachs International
HSBC	= HSBC Bank plc
JPM	= JPMorgan Chase Bank N.A.
MS	= Morgan Stanley Capital Services LLC
SCB	= Standard Chartered Bank
TD	= TD Securities
Index Periods/Payment Frequencies:
1D	= 1 Day
3M	= 3 Months
6M	= 6 Months
T	= Termination
Non-Deliverable Forward Contracts:
ARS	= Argentine Peso
BRL	= Brazilian Real
CLP	= Chilean Peso
COP	= Colombian Peso
EGP	= Egyptian Pound
IDR	= Indonesian Rupiah
INR	= Indian Rupee
KRW	= South Korean Won
KZT	= Kazakhstani Tenge
LKR	= Sri Lankan Rupee
NGN	= Nigerian Naira
PEN	= Peruvian Nuevo Sol
PKR	= Pakistani Rupee
UAH	= Ukraine Hryvnia
VND	= Vietnam Dong
Other Abbreviations:
JSC	= Joint Stock Company
Management	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company
Reference Rate Benchmarks:
€STR	= Euro Short Term Rate
CETIP	= Overnight Brazil Interbank Deposit Rate
Reference Rate Benchmarks: (cont’d)
CPTFEMU	= Eurostat Eurozone Harmonised Indices of Consumer Prices Ex Tobacco Unrevised Series NSA
CPURNSA	= US CPI Urban Consumers NSA
EURIBOR	= Euro Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
ARS	= Argentina Peso
BRL	= Brazilian Real
CAD	= Canadian Dollar
CLP	= Chilean Peso
COP	= Colombian Peso
CRC	= Costa Rica Colon
CZK	= Czech Koruna
DKK	= Denmark Krone
DOP	= Dominican Peso
EGP	= Egyptian Pound
EUR	= Euro
GBP	= Pound Sterling
GHS	= Ghanaian Cedi
HUF	= Hungarian Forint
IDR	= Indonesian Rupiah
INR	= Indian Rupee
JPY	= Japanese Yen
KES	= Kenyan Shilling
KRW	= South Korean Won
KZT	= Kazakhstani Tenge
LKR	= Sri Lanka Rupee
MNT	= Mongolia Tughrik
MXN	= Mexican Peso
NGN	= Nigeria Naira
NZD	= New Zealand Dollar
PEN	= Peruvian Nuevo Sol
PKR	= Pakistan Rupee
PLN	= Polish Zloty
PYG	= Paraguay Guarani
RON	= Romanian New Leu
SGD	= Singapore Dollar
THB	= Thai Baht
TRY	= Turkish Lira
UAH	= Ukraine Hryvna
UGX	= Ugandan Shilling
USD	= United States Dollar
UZS	= Uzbekistan Som
VND	= Vietnamese Dong
ZAR	= South African Rand
ZMW	= Zambian Kwacha
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.